SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 70 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JPMORGAN GROWTH ALLOCATION(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT EQUITY INCOME(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT MICROCAP(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT NATURAL RESOURCES(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT REAL ESTATE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS TECHNOLOGY(1)
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO(1)	EQ/MFS UTILITIES SERIES(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MID CAP INDEX(1)
AB VPS RELATIVE VALUE PORTFOLIO(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/MODERATE ALLOCATION(1)
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO(1)	EQ/MODERATE GROWTH STRATEGY(1)
ALPS GLOBAL OPPORTUNITY PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(1)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(1)	EQ/QUALITY BOND PLUS(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/SMALL COMPANY INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/ULTRA CONSERVATIVE STRATEGY(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/VALUE EQUITY(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQ/WELLINGTON ENERGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)

FSA-2

DELAWARE IVY VIP ASSET STRATEGY(1)	EQUITABLE GROWTH MF/ETF(2)
DELAWARE IVY VIP HIGH INCOME(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
DELAWARE VIP EMERGING MARKETS SERIES(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	FEDERATED HERMES KAUFMANN FUND II(1)
EQ/400 MANAGED VOLATILITY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/500 MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)
EQ/2000 MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)
EQ/AB DYNAMIC GROWTH(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/AB SMALL CAP GROWTH(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(2)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/AGGRESSIVE ALLOCATION(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	FRANKLIN INCOME VIP FUND(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(1)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/BALANCED STRATEGY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CAPITAL GROUP RESEARCH(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	MFS® VALUE SERIES(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	MULTIMANAGER CORE BOND(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PRINCIPAL BLUE CHIP ACCOUNT(2)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PRINCIPAL EQUITY INCOME ACCOUNT(2)
EQ/INTERNATIONAL EQUITY INDEX(1)	PROFUND VP BEAR(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)
EQ/INVESCO COMSTOCK(1)	PUTNAM VT RESEARCH FUND(1)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)

FSA-3

EQ/INVESCO MODERATE ALLOCATION(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
EQ/JANUS ENTERPRISE(1)	VANECK VIP GLOBAL RESOURCES FUND(1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period February 22, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$20,302,857	$34,392,239	$23,938,668	$13,127,138	$263,075,090	$24,341,324
Receivable for shares of the Portfolios sold	1,561	6,117	1,147	5,754	303,130	1,688

Total assets	20,304,418	34,398,356	23,939,815	13,132,892	263,378,220	24,343,012

Liabilities:
Payable for policy-related transactions	1,561	6,007	1,147	5,754	303,130	1,644

Total liabilities	1,561	6,007	1,147	5,754	303,130	1,644

Net Assets	$20,302,857	$34,392,349	$23,938,668	$13,127,138	$263,075,090	$24,341,368

Net Assets:
Accumulation unit values	$5,506,612	$34,391,893	$23,930,057	$13,088,085	$263,033,668	$24,340,965
Retained by Equitable Financial in Separate Account No. 70	14,796,245	456	8,611	39,053	41,422	403

Total Net Assets	$20,302,857	$34,392,349	$23,938,668	$13,127,138	$263,075,090	$24,341,368

Investments in shares of the Portfolios, at cost	$22,251,433	$35,607,562	$23,760,825	$12,823,946	$249,558,486	$24,177,680

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$6,663,543	$111,653,913	$2,303,434	$22,464,584	$16,430,247	$20,005,210
Receivable for shares of the Portfolios sold	2,358	39,520	73	9,119	3,864	—
Receivable for policy-related transactions	—	—	—	—	—	4,623

Total assets	6,665,901	111,693,433	2,303,507	22,473,703	16,434,111	20,009,833

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	4,573
Payable for policy-related transactions	2,259	39,441	19	9,087	3,864	—

Total liabilities	2,259	39,441	19	9,087	3,864	4,573

Net Assets	$6,663,642	$111,653,992	$2,303,488	$22,464,616	$16,430,247	$20,005,260

Net Assets:
Accumulation unit values	$6,663,642	$111,653,852	$2,303,488	$22,464,433	$16,428,565	$19,996,894
Retained by Equitable Financial in Separate Account No. 70	—	140	—	183	1,682	8,366

Total Net Assets	$6,663,642	$111,653,992	$2,303,488	$22,464,616	$16,430,247	$20,005,260

Investments in shares of the Portfolios, at cost	$6,394,190	$102,172,029	$2,311,280	$22,620,991	$15,848,771	$20,413,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$18,298,855	$15,085,911	$2,186,348	$11,496,054	$19,023,976	$8,435,502
Receivable for shares of the Portfolios sold	90,102	6,259	88	371	5,810	261

Total assets	18,388,957	15,092,170	2,186,436	11,496,425	19,029,786	8,435,763

Liabilities:
Payable for policy-related transactions	90,102	6,182	88	369	5,800	200

Total liabilities	90,102	6,182	88	369	5,800	200

Net Assets	$18,298,855	$15,085,988	$2,186,348	$11,496,056	$19,023,986	$8,435,563

Net Assets:
Accumulation unit values	$18,296,083	$15,085,642	$2,184,970	$11,496,018	$19,023,619	$8,434,205
Retained by Equitable Financial in Separate Account No. 70	2,772	346	1,378	38	367	1,358

Total Net Assets	$18,298,855	$15,085,988	$2,186,348	$11,496,056	$19,023,986	$8,435,563

Investments in shares of the Portfolios, at cost	$17,024,173	$13,443,043	$2,174,129	$11,045,018	$18,577,525	$8,415,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,907,768	$4,932,698	$18,213,530	$136,750,977	$28,683,506	$19,782,039
Receivable for shares of the Portfolios sold	10,870	265	10,403	4,527	891	16,661

Total assets	4,918,638	4,932,963	18,223,933	136,755,504	28,684,397	19,798,700

Liabilities:
Payable for policy-related transactions	10,870	265	10,393	4,520	891	16,661

Total liabilities	10,870	265	10,393	4,520	891	16,661

Net Assets	$4,907,768	$4,932,698	$18,213,540	$136,750,984	$28,683,506	$19,782,039

Net Assets:
Accumulation unit values	$4,906,902	$4,930,830	$18,213,360	$136,750,419	$28,683,011	$19,780,338
Retained by Equitable Financial in Separate Account No. 70	866	1,868	180	565	495	1,701

Total Net Assets	$4,907,768	$4,932,698	$18,213,540	$136,750,984	$28,683,506	$19,782,039

Investments in shares of the Portfolios, at cost	$4,839,677	$4,068,891	$18,881,974	$130,094,449	$27,619,176	$18,487,573

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$54,317,525	$15,332,289	$3,899,746	$64,249,103	$34,284,117	$99,409,571
Receivable for shares of the Portfolios sold	81,998	5,732	164	9,586	4,477	56,594

Total assets	54,399,523	15,338,021	3,899,910	64,258,689	34,288,594	99,466,165

Liabilities:
Payable for policy-related transactions	81,449	5,671	164	9,571	4,477	56,594

Total liabilities	81,449	5,671	164	9,571	4,477	56,594

Net Assets	$54,318,074	$15,332,350	$3,899,746	$64,249,118	$34,284,117	$99,409,571

Net Assets:
Accumulation unit values	$54,317,472	$15,331,829	$3,881,405	$64,248,717	$34,283,640	$99,406,300
Retained by Equitable Financial in Separate Account No. 70	602	521	18,341	401	477	3,271

Total Net Assets	$54,318,074	$15,332,350	$3,899,746	$64,249,118	$34,284,117	$99,409,571

Investments in shares of the Portfolios, at cost	$48,792,859	$14,384,624	$4,063,358	$63,215,519	$35,750,161	$96,722,268

The accompanying notes are an integral part of these financial statements.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$77,163,550	$21,652,847	$7,752,892	$19,140,899	$79,821,864	$8,489,191
Receivable for shares of the Portfolios sold	129,971	12,828	299	721	6,112	263

Total assets	77,293,521	21,665,675	7,753,191	19,141,620	79,827,976	8,489,454

Liabilities:
Payable for policy-related transactions	129,971	12,783	299	721	6,112	263

Total liabilities	129,971	12,783	299	721	6,112	263

Net Assets	$77,163,550	$21,652,892	$7,752,892	$19,140,899	$79,821,864	$8,489,191

Net Assets:
Accumulation unit values	$77,160,649	$21,650,970	$7,752,259	$19,138,384	$79,811,525	$8,486,156
Retained by Equitable Financial in Separate Account No. 70	2,901	1,922	633	2,515	10,339	3,035

Total Net Assets	$77,163,550	$21,652,892	$7,752,892	$19,140,899	$79,821,864	$8,489,191

Investments in shares of the Portfolios, at cost	$63,978,211	$19,675,972	$7,363,694	$18,099,703	$79,600,727	$8,062,387

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$60,333,596	$43,048,209	$126,252,992	$43,424,097	$407,843,862	$777,338,079
Receivable for shares of the Portfolios sold	20,877	8,132	36,662	10,930	114,763	333,440

Total assets	60,354,473	43,056,341	126,289,654	43,435,027	407,958,625	777,671,519

Liabilities:
Payable for policy-related transactions	20,877	8,132	36,662	10,930	114,424	333,176

Total liabilities	20,877	8,132	36,662	10,930	114,424	333,176

Net Assets	$60,333,596	$43,048,209	$126,252,992	$43,424,097	$407,844,201	$777,338,343

Net Assets:
Accumulation unit values	$60,331,578	$43,043,664	$126,244,438	$43,417,730	$407,843,748	$777,336,120
Retained by Equitable Financial in Separate Account No. 70	2,018	4,545	8,554	6,367	453	2,223

Total Net Assets	$60,333,596	$43,048,209	$126,252,992	$43,424,097	$407,844,201	$777,338,343

Investments in shares of the Portfolios, at cost	$60,262,634	$40,239,330	$116,576,559	$39,378,388	$373,571,266	$713,362,363

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,535,045,595	$25,325,752	$114,568,505	$216,283	$35,855,347	$3,992,235,485
Receivable for shares of the Portfolios sold	637,249	322	—	6	1,205	2,663,802
Receivable for policy-related transactions	—	—	5,959	2	—	—

Total assets	1,535,682,844	25,326,074	114,574,464	216,291	35,856,552	3,994,899,287

Liabilities:
Payable for shares of the Portfolios purchased	—	—	5,960	—	—	—
Payable for policy-related transactions	637,247	322	—	—	1,205	2,663,801

Total liabilities	637,247	322	5,960	—	1,205	2,663,801

Net Assets	$1,535,045,597	$25,325,752	$114,568,504	$216,291	$35,855,347	$3,992,235,486

Net Assets:
Accumulation unit values	$1,534,961,811	$25,325,665	$114,554,946	$216,291	$35,854,165	$3,992,183,900
Retained by Equitable Financial in Separate Account No. 70	83,786	87	13,558	—	1,182	51,586

Total Net Assets	$1,535,045,597	$25,325,752	$114,568,504	$216,291	$35,855,347	$3,992,235,486

Investments in shares of the Portfolios, at cost	$1,444,267,998	$25,167,464	$104,155,206	$189,538	$33,646,191	$3,695,773,164

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$161,434,554	$140,191,667	$86,030,591	$2,068,443,791	$14,917,266	$77,554,362
Receivable for shares of the Portfolios sold	109,855	231,780	—	874,674	2,783	17,408
Receivable for policy-related transactions	—	—	1,764	—	—	—

Total assets	161,544,409	140,423,447	86,032,355	2,069,318,465	14,920,049	77,571,770

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,648	—	—	—
Payable for policy-related transactions	109,855	231,780	—	874,672	2,783	17,408

Total liabilities	109,855	231,780	1,648	874,672	2,783	17,408

Net Assets	$161,434,554	$140,191,667	$86,030,707	$2,068,443,793	$14,917,266	$77,554,362

Net Assets:
Accumulation unit values	$161,433,294	$140,119,895	$86,030,669	$2,068,351,930	$14,898,118	$77,544,838
Retained by Equitable Financial in Separate Account No. 70	1,260	71,772	38	91,863	19,148	9,524

Total Net Assets	$161,434,554	$140,191,667	$86,030,707	$2,068,443,793	$14,917,266	$77,554,362

Investments in shares of the Portfolios, at cost	$153,543,736	$143,241,792	$79,475,532	$1,969,332,339	$13,641,734	$66,257,250

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$16,324,044	$121,722,550	$51,492,044	$924,950,199	$503,665,590	$245,393,520
Receivable for shares of the Portfolios sold	768	26,389	355,765	—	—	—
Receivable for policy-related transactions	—	—	—	72,982	83,722	11,485

Total assets	16,324,812	121,748,939	51,847,809	925,023,181	503,749,312	245,405,005

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	72,987	83,722	11,485
Payable for policy-related transactions	768	26,389	355,743	—	—	—

Total liabilities	768	26,389	355,743	72,987	83,722	11,485

Net Assets	$16,324,044	$121,722,550	$51,492,066	$924,950,194	$503,665,590	$245,393,520

Net Assets:
Accumulation unit values	$16,321,703	$121,688,610	$51,491,622	$924,885,703	$503,627,023	$245,355,550
Retained by Equitable Financial in Separate Account No. 70	2,341	33,940	444	64,491	38,567	37,970

Total Net Assets	$16,324,044	$121,722,550	$51,492,066	$924,950,194	$503,665,590	$245,393,520

Investments in shares of the Portfolios, at cost	$14,885,041	$111,697,801	$51,514,334	$890,168,667	$487,630,028	$245,171,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$62,458,172	$7,735,150	$606,241,177	$192,182,903	$222,609,231	$174,038,825
Receivable for shares of the Portfolios sold	5,482	702	227,879	15,526	—	66,435
Receivable for policy-related transactions	1,433	—	—	—	42,489	—

Total assets	62,465,087	7,735,852	606,469,056	192,198,429	222,651,720	174,105,260

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	42,424	—
Payable for policy-related transactions	—	508	323,611	15,526	—	66,435

Total liabilities	—	508	323,611	15,526	42,424	66,435

Net Assets	$62,465,087	$7,735,344	$606,145,445	$192,182,903	$222,609,296	$174,038,825

Net Assets:
Accumulation unit values	$62,465,087	$7,735,344	$606,144,453	$192,131,782	$222,608,731	$173,986,254
Retained by Equitable Financial in Separate Account No. 70	—	—	992	51,121	565	52,571

Total Net Assets	$62,465,087	$7,735,344	$606,145,445	$192,182,903	$222,609,296	$174,038,825

Investments in shares of the Portfolios, at cost	$62,147,450	$7,723,340	$534,811,502	$166,892,740	$211,959,526	$163,046,400

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$5,876,473	$8,069,505	$281,614,844	$25,177,165	$645,348,898	$3,764,210,930
Receivable for shares of the Portfolios sold	1,371	291	41,652	14,776	261,687	1,235,514

Total assets	5,877,844	8,069,796	281,656,496	25,191,941	645,610,585	3,765,446,444

Liabilities:
Payable for policy-related transactions	1,371	291	41,318	14,776	261,428	1,235,514

Total liabilities	1,371	291	41,318	14,776	261,428	1,235,514

Net Assets	$5,876,473	$8,069,505	$281,615,178	$25,177,165	$645,349,157	$3,764,210,930

Net Assets:
Accumulation unit values	$5,874,854	$8,068,605	$281,614,994	$25,162,741	$645,346,634	$3,764,150,621
Retained by Equitable Financial in Separate Account No. 70	1,619	900	184	14,424	2,523	60,309

Total Net Assets	$5,876,473	$8,069,505	$281,615,178	$25,177,165	$645,349,157	$3,764,210,930

Investments in shares of the Portfolios, at cost	$5,531,188	$7,642,737	$261,153,920	$24,390,276	$619,425,392	$3,528,834,751

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$86,002,879	$7,798,346	$71,213,308	$59,071,647	$1,710,421	$51,277,887
Receivable for shares of the Portfolios sold	1,618	520	2,707	11,183	66	2,869

Total assets	86,004,497	7,798,866	71,216,015	59,082,830	1,710,487	51,280,756

Liabilities:
Payable for policy-related transactions	1,618	520	2,694	11,183	66	2,869

Total liabilities	1,618	520	2,694	11,183	66	2,869

Net Assets	$86,002,879	$7,798,346	$71,213,321	$59,071,647	$1,710,421	$51,277,887

Net Assets:
Accumulation unit values	$85,991,651	$7,795,225	$71,213,165	$59,068,189	$1,709,981	$51,266,838
Retained by Equitable Financial in Separate Account No. 70	11,228	3,121	156	3,458	440	11,049

Total Net Assets	$86,002,879	$7,798,346	$71,213,321	$59,071,647	$1,710,421	$51,277,887

Investments in shares of the Portfolios, at cost	$86,952,269	$7,475,878	$67,046,033	$55,470,763	$1,626,802	$50,945,468

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$80,509,795	$45,103,876	$309,011,454	$230,049,406	$91,092,057	$457,714,107
Receivable for shares of the Portfolios sold	31,580	77,148	56,118	—	10,655	—
Receivable for policy-related transactions	—	—	—	10,690	—	118,273

Total assets	80,541,375	45,181,024	309,067,572	230,060,096	91,102,712	457,832,380

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	10,465	—	118,057
Payable for policy-related transactions	31,580	77,148	56,023	—	10,655	—

Total liabilities	31,580	77,148	56,023	10,465	10,655	118,057

Net Assets	$80,509,795	$45,103,876	$309,011,549	$230,049,631	$91,092,057	$457,714,323

Net Assets:
Accumulation unit values	$80,506,588	$45,099,144	$309,009,080	$230,047,907	$91,075,298	$457,713,611
Retained by Equitable Financial in Separate Account No. 70	3,207	4,732	2,469	1,724	16,759	712

Total Net Assets	$80,509,795	$45,103,876	$309,011,549	$230,049,631	$91,092,057	$457,714,323

Investments in shares of the Portfolios, at cost	$70,640,006	$44,819,255	$295,002,347	$214,349,773	$91,380,107	$430,538,353

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$314,232,106	$103,343,664	$5,605,424	$153,765,414	$15,773,932	$73,819,463
Receivable for shares of the Portfolios sold	69,960	18,524	980	25,310	5,338	9,776

Total assets	314,302,066	103,362,188	5,606,404	153,790,724	15,779,270	73,829,239

Liabilities:
Payable for policy-related transactions	69,960	18,524	980	25,242	5,338	9,776

Total liabilities	69,960	18,524	980	25,242	5,338	9,776

Net Assets	$314,232,106	$103,343,664	$5,605,424	$153,765,482	$15,773,932	$73,819,463

Net Assets:
Accumulation unit values	$314,225,116	$103,343,335	$5,602,254	$153,735,410	$15,767,193	$73,774,365
Retained by Equitable Financial in Separate Account No. 70	6,990	329	3,170	30,072	6,739	45,098

Total Net Assets	$314,232,106	$103,343,664	$5,605,424	$153,765,482	$15,773,932	$73,819,463

Investments in shares of the Portfolios, at cost	$312,201,634	$102,030,281	$5,396,392	$131,978,602	$14,331,791	$71,236,207

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$23,049,680	$55,897,957	$155,334,225	$105,045,689	$184,543,326	$57,963,787
Receivable for shares of the Portfolios sold	4,664	75,460	16,065	61,000	28,245	21,016

Total assets	23,054,344	55,973,417	155,350,290	105,106,689	184,571,571	57,984,803

Liabilities:
Payable for policy-related transactions	4,664	75,460	16,065	60,991	28,245	21,016

Total liabilities	4,664	75,460	16,065	60,991	28,245	21,016

Net Assets	$23,049,680	$55,897,957	$155,334,225	$105,045,698	$184,543,326	$57,963,787

Net Assets:
Accumulation unit values	$23,045,704	$55,883,999	$155,272,180	$105,038,053	$184,521,050	$57,960,421
Retained by Equitable Financial in Separate Account No. 70	3,976	13,958	62,045	7,645	22,276	3,366

Total Net Assets	$23,049,680	$55,897,957	$155,334,225	$105,045,698	$184,543,326	$57,963,787

Investments in shares of the Portfolios, at cost	$22,495,987	$52,203,910	$132,491,292	$103,869,937	$178,656,656	$51,710,313

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$176,741,778	$49,583,378	$126,891,486	$12,348,209	$203,024,317	$4,430,323,994
Receivable for shares of the Portfolios sold	110,687	369	21,501	3,288	50,825	1,713,052

Total assets	176,852,465	49,583,747	126,912,987	12,351,497	203,075,142	4,432,037,046

Liabilities:
Payable for policy-related transactions	110,687	369	21,501	3,288	55,097	1,713,042

Total liabilities	110,687	369	21,501	3,288	55,097	1,713,042

Net Assets	$176,741,778	$49,583,378	$126,891,486	$12,348,209	$203,020,045	$4,430,324,004

Net Assets:
Accumulation unit values	$176,739,677	$49,583,240	$126,803,397	$12,345,987	$202,937,453	$4,430,123,135
Retained by Equitable Financial in Separate Account No. 70	2,101	138	88,089	2,222	82,592	200,869

Total Net Assets	$176,741,778	$49,583,378	$126,891,486	$12,348,209	$203,020,045	$4,430,324,004

Investments in shares of the Portfolios, at cost	$137,570,404	$52,721,634	$121,826,888	$12,044,852	$198,169,860	$4,205,223,298

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$85,798,664	$253,104,056	$6,806,824	$28,918,090	$31,337,998	$157,081,311
Receivable for shares of the Portfolios sold	6,379	77,310	9,023	1,637	10,663	27,775

Total assets	85,805,043	253,181,366	6,815,847	28,919,727	31,348,661	157,109,086

Liabilities:
Payable for policy-related transactions	6,379	47,962	9,023	1,557	10,663	27,774

Total liabilities	6,379	47,962	9,023	1,557	10,663	27,774

Net Assets	$85,798,664	$253,133,404	$6,806,824	$28,918,170	$31,337,998	$157,081,312

Net Assets:
Accumulation unit values	$85,782,947	$253,133,404	$6,805,138	$28,917,917	$31,294,182	$157,071,662
Retained by Equitable Financial in Separate Account No. 70	15,717	—	1,686	253	43,816	9,650

Total Net Assets	$85,798,664	$253,133,404	$6,806,824	$28,918,170	$31,337,998	$157,081,312

Investments in shares of the Portfolios, at cost	$81,938,447	$253,104,148	$5,828,829	$29,694,264	$32,591,298	$164,286,942

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$52,285,531	$11,887,217	$82,486,687	$153,379,465	$2,256,111,705	$114,396,551
Receivable for shares of the Portfolios sold	—	596	—	44,101	1,323,102	20,048
Receivable for policy-related transactions	6,918	—	31,635	—	—	—

Total assets	52,292,449	11,887,813	82,518,322	153,423,566	2,257,434,807	114,416,599

Liabilities:
Payable for shares of the Portfolios purchased	6,918	—	31,635	—	—	—
Payable for policy-related transactions	—	596	—	44,099	1,323,119	20,048

Total liabilities	6,918	596	31,635	44,099	1,323,119	20,048

Net Assets	$52,285,531	$11,887,217	$82,486,687	$153,379,467	$2,256,111,688	$114,396,551

Net Assets:
Accumulation unit values	$52,270,560	$11,886,067	$82,412,217	$153,369,441	$2,256,067,389	$114,352,393
Retained by Equitable Financial in Separate Account No. 70	14,971	1,150	74,470	10,026	44,299	44,158

Total Net Assets	$52,285,531	$11,887,217	$82,486,687	$153,379,467	$2,256,111,688	$114,396,551

Investments in shares of the Portfolios, at cost	$52,243,362	$11,886,378	$78,181,404	$151,211,501	$2,207,348,447	$104,015,244

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Assets:
Investments in shares of the Portfolios, at fair value	$29,513,080	$19,344,855	$3,985,512	$3,644,580	$33,482,339	$28,227,150
Receivable for shares of the Portfolios sold	3,730	750	131	112	1,275	21,056

Total assets	29,516,810	19,345,605	3,985,643	3,644,692	33,483,614	28,248,206

Liabilities:
Payable for policy-related transactions	3,632	750	131	84	1,235	21,056

Total liabilities	3,632	750	131	84	1,235	21,056

Net Assets	$29,513,178	$19,344,855	$3,985,512	$3,644,608	$33,482,379	$28,227,150

Net Assets:
Accumulation unit values	$29,512,815	$19,344,277	$3,985,420	$3,644,608	$33,481,412	$28,225,148
Retained by Equitable Financial in Separate Account No. 70	363	578	92	—	967	2,002

Total Net Assets	$29,513,178	$19,344,855	$3,985,512	$3,644,608	$33,482,379	$28,227,150

Investments in shares of the Portfolios, at cost	$28,149,014	$18,809,902	$3,688,454	$3,470,541	$31,808,328	$26,405,364

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$638,488	$550,790	$549,518	$462,007	$1,770,469	$99,936,910
Receivable for shares of the Portfolios sold	25	24	22	18	70	16,808

Total assets	638,513	550,814	549,540	462,025	1,770,539	99,953,718

Liabilities:
Payable for policy-related transactions	25	24	22	18	70	16,808

Total liabilities	25	24	22	18	70	16,808

Net Assets	$638,488	$550,790	$549,518	$462,007	$1,770,469	$99,936,910

Net Assets:
Accumulation unit values	$638,025	$550,400	$549,126	$461,608	$1,770,050	$99,904,829
Retained by Equitable Financial in Separate Account No. 70	463	390	392	399	419	32,081

Total Net Assets	$638,488	$550,790	$549,518	$462,007	$1,770,469	$99,936,910

Investments in shares of the Portfolios, at cost	$594,490	$536,330	$524,193	$437,234	$1,664,209	$94,865,004

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$151,843,854	$7,118,518	$52,538,929	$19,107,041	$96,870,207	$2,399,202
Receivable for shares of the Portfolios sold	100,873	247	29,092	2,171	3,749	79

Total assets	151,944,727	7,118,765	52,568,021	19,109,212	96,873,956	2,399,281

Liabilities:
Payable for policy-related transactions	100,827	208	29,092	2,171	3,749	79

Total liabilities	100,827	208	29,092	2,171	3,749	79

Net Assets	$151,843,900	$7,118,557	$52,538,929	$19,107,041	$96,870,207	$2,399,202

Net Assets:
Accumulation unit values	$151,842,403	$7,118,489	$52,538,058	$19,105,583	$96,864,645	$2,398,298
Retained by Equitable Financial in Separate Account No. 70	1,497	68	871	1,458	5,562	904

Total Net Assets	$151,843,900	$7,118,557	$52,538,929	$19,107,041	$96,870,207	$2,399,202

Investments in shares of the Portfolios, at cost	$154,531,130	$7,084,483	$50,402,247	$18,122,826	$101,303,031	$2,427,984

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$63,693,289	$13,829,589	$45,850,529	$22,840,422	$10,072,401	$41,335,331
Receivable for shares of the Portfolios sold	33,518	530	10,339	12,075	—	7,122
Receivable for policy-related transactions	—	—	—	—	11,477	—

Total assets	63,726,807	13,830,119	45,860,868	22,852,497	10,083,878	41,342,453

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	11,477	—
Payable for policy-related transactions	33,518	530	10,339	12,049	—	7,122

Total liabilities	33,518	530	10,339	12,049	11,477	7,122

Net Assets	$63,693,289	$13,829,589	$45,850,529	$22,840,448	$10,072,401	$41,335,331

Net Assets:
Accumulation unit values	$63,690,600	$13,829,383	$45,848,530	$22,840,345	$10,056,329	$41,334,807
Retained by Equitable Financial in Separate Account No. 70	2,689	206	1,999	103	16,072	524

Total Net Assets	$63,693,289	$13,829,589	$45,850,529	$22,840,448	$10,072,401	$41,335,331

Investments in shares of the Portfolios, at cost	$57,229,663	$13,281,337	$46,829,340	$22,331,673	$9,555,261	$41,318,405

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$10,062,623	$27,517,653	$339,448,387	$63,719,819	$148,532,073	$14,417,033
Receivable for shares of the Portfolios sold	17,143	—	—	3,638	43,682	232,401
Receivable for policy-related transactions	—	5,078	78,005	—	—	—

Total assets	10,079,766	27,522,731	339,526,392	63,723,457	148,575,755	14,649,434

Liabilities:
Payable for shares of the Portfolios purchased	—	5,078	77,798	—	—	—
Payable for policy-related transactions	17,143	—	—	3,495	43,682	232,401

Total liabilities	17,143	5,078	77,798	3,495	43,682	232,401

Net Assets	$10,062,623	$27,517,653	$339,448,594	$63,719,962	$148,532,073	$14,417,033

Net Assets:
Accumulation unit values	$10,059,942	$27,517,117	$339,441,304	$63,719,226	$148,530,712	$14,416,701
Retained by Equitable Financial in Separate Account No. 70	2,681	536	7,290	736	1,361	332

Total Net Assets	$10,062,623	$27,517,653	$339,448,594	$63,719,962	$148,532,073	$14,417,033

Investments in shares of the Portfolios, at cost	$9,060,944	$25,426,878	$321,702,882	$66,380,356	$156,866,213	$13,700,891

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$19,151,943	$47,139,657	$16,924,613	$50,994,799	$116,087,853	$3,081,646
Receivable for shares of the Portfolios sold	37,594	1,917	5,790	3,781	40,510	109

Total assets	19,189,537	47,141,574	16,930,403	50,998,580	116,128,363	3,081,755

Liabilities:
Payable for policy-related transactions	37,594	1,710	5,790	3,781	40,488	35

Total liabilities	37,594	1,710	5,790	3,781	40,488	35

Net Assets	$19,151,943	$47,139,864	$16,924,613	$50,994,799	$116,087,875	$3,081,720

Net Assets:
Accumulation unit values	$19,150,249	$47,139,374	$16,832,199	$50,963,691	$116,070,357	$3,081,294
Retained by Equitable Financial in Separate Account No. 70	1,694	490	92,414	31,108	17,518	426

Total Net Assets	$19,151,943	$47,139,864	$16,924,613	$50,994,799	$116,087,875	$3,081,720

Investments in shares of the Portfolios, at cost	$17,694,556	$47,751,877	$14,339,159	$50,788,511	$99,999,656	$2,813,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT
Assets:
Investments in shares of the Portfolios, at fair value	$20,669,586	$10,362,838	$6,624,943	$3,870,734	$44,734,338	$828,895
Receivable for shares of the Portfolios sold	9,249	1,860	661	125	—	23
Receivable for policy-related transactions	—	—	—	—	8,252	—

Total assets	20,678,835	10,364,698	6,625,604	3,870,859	44,742,590	828,918

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	6,577	—
Payable for policy-related transactions	9,249	1,860	621	125	—	23

Total liabilities	9,249	1,860	621	125	6,577	23

Net Assets	$20,669,586	$10,362,838	$6,624,983	$3,870,734	$44,736,013	$828,895

Net Assets:
Accumulation unit values	$20,641,399	$10,337,931	$6,624,926	$3,870,685	$44,736,013	$828,837
Retained by Equitable Financial in Separate Account No. 70	28,187	24,907	57	49	—	58

Total Net Assets	$20,669,586	$10,362,838	$6,624,983	$3,870,734	$44,736,013	$828,895

Investments in shares of the Portfolios, at cost	$23,725,773	$10,180,660	$6,788,316	$4,057,714	$44,546,810	$657,416

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,058	$27,868	$32,478,519	$5,593,238	$5,875,186	$32,264,760
Receivable for shares of the Portfolios sold	—	1	220,642	177	2,431	881
Receivable for policy-related transactions	4	—	—	—	—	—

Total assets	1,062	27,869	32,699,161	5,593,415	5,877,617	32,265,641

Liabilities:
Payable for policy-related transactions	—	1	220,642	168	2,373	779

Total liabilities	—	1	220,642	168	2,373	779

Net Assets	$1,062	$27,868	$32,478,519	$5,593,247	$5,875,244	$32,264,862

Net Assets:
Accumulation unit values	$1,062	$27,402	$32,464,592	$5,593,193	$5,875,219	$32,263,780
Retained by Equitable Financial in Separate Account No. 70	—	466	13,927	54	25	1,082

Total Net Assets	$1,062	$27,868	$32,478,519	$5,593,247	$5,875,244	$32,264,862

Investments in shares of the Portfolios, at cost	$1,019	$31,151	$31,885,635	$5,092,344	$4,978,180	$31,455,050

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$7,947,200	$65,137,731	$874,080	$12,629,013
Receivable for shares of the Portfolios sold	889	76,887	—	—
Receivable for policy-related transactions	—	—	11	1,275

Total assets	7,948,089	65,214,618	874,091	12,630,288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	11	1,275
Payable for policy-related transactions	889	76,887	—	—

Total liabilities	889	76,887	11	1,275

Net Assets	$7,947,200	$65,137,731	$874,080	$12,629,013

Net Assets:
Accumulation unit values	$7,901,658	$65,131,019	$873,997	$12,605,944
Retained by Equitable Financial in Separate Account No. 70	45,542	6,712	83	23,069

Total Net Assets	$7,947,200	$65,137,731	$874,080	$12,629,013

Investments in shares of the Portfolios, at cost	$7,689,089	$65,412,103	$848,300	$12,975,446

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	1,443,972
1290 VT CONVERTIBLE SECURITIES	K	791,484

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	3,999,861

1290 VT EQUITY INCOME	IA	3,669,851
1290 VT EQUITY INCOME	IB	1,301,955

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	550,920
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	529,885

1290 VT GAMCO SMALL COMPANY VALUE	IA	2,730,954
1290 VT GAMCO SMALL COMPANY VALUE	IB	1,036,219

1290 VT HIGH YIELD BOND	IB	2,789,531

1290 VT MICRO CAP	IB	769,479

1290 VT MODERATE GROWTH ALLOCATION	IB	9,172,367

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	273,066

1290 VT NATURAL RESOURCES	IB	2,302,537
1290 VT REAL ESTATE	IB	2,847,291

1290 VT SMALL CAP VALUE	IB	1,894,805

1290 VT SMARTBETA EQUITY ESG	IB	1,066,623

1290 VT SOCIALLY RESPONSIBLE	IB	768,318

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	253,343

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	659,177

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	661,014

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	271,675

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	CLASS B	283,195

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	403,988

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1,943,813

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	5,859,082

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	867,095

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,132,992

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS4	947,289

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	1,585,552

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	338,226

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,575,114

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	3,666,750

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	7,629,284

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	4,200,520

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	375,722

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	343,504

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	2,185,034

DELAWARE IVY VIP HIGH INCOME	CLASS II	27,058,259

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	386,223

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	6,974,982

EQ/400 MANAGED VOLATILITY	IB	1,903,155

EQ/500 MANAGED VOLATILITY	IB	4,328,561

EQ/2000 MANAGED VOLATILITY	IB	2,267,965

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	34,221,270

EQ/AB DYNAMIC GROWTH	IB	65,310,958

EQ/AB DYNAMIC MODERATE GROWTH	IB	124,942,440

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,602,618

EQ/AB SMALL CAP GROWTH	IA	4,304,519

EQ/AB SMALL CAP GROWTH	IB	2,960,025

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	21,022

EQ/AGGRESSIVE ALLOCATION	IA	1,475,071

EQ/AGGRESSIVE ALLOCATION	IB	2,161,098

EQ/AGGRESSIVE GROWTH STRATEGY	IB	247,291,280

EQ/ALL ASSET GROWTH ALLOCATION	IA	3,028,182

EQ/ALL ASSET GROWTH ALLOCATION	IB	6,091,127

EQ/AMERICAN CENTURY MID CAP VALUE	IB	6,498,330

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	7,498,104

EQ/BALANCED STRATEGY	IB	133,284,725

EQ/CAPITAL GROUP RESEARCH	IA	286,170

EQ/CAPITAL GROUP RESEARCH	IB	216,131

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	5,278,032

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	1,378,880

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	237,607

EQ/COMMON STOCK INDEX	IA	1,746,661

EQ/COMMON STOCK INDEX	IB	1,083,885

EQ/CONSERVATIVE ALLOCATION	IB	6,297,069

EQ/CONSERVATIVE GROWTH STRATEGY	IB	68,014,929

EQ/CONSERVATIVE STRATEGY	IB	44,206,869

EQ/CORE BOND INDEX	IB	26,609,293

EQ/CORE PLUS BOND	IB	17,910,291

EQ/EMERGING MARKETS EQUITY PLUS	IB	880,598

EQ/EQUITY 500 INDEX	IA	4,333,484

EQ/EQUITY 500 INDEX	IB	4,332,603

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,751,515

EQ/FRANKLIN MODERATE ALLOCATION	IB	19,985,376

EQ/FRANKLIN RISING DIVIDENDS	IB	3,871,353

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	116,788

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	303,588

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	248,135

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	253,086

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	24,735,470

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,228,268

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	62,369,553

EQ/GROWTH STRATEGY	IB	202,687,835

EQ/INTERMEDIATE GOVERNMENT BOND	IB	9,108,614

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	389,411

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	318,310

EQ/INTERNATIONAL EQUITY INDEX	IA	3,335,327

EQ/INTERNATIONAL EQUITY INDEX	IB	3,363,879

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	4,213,483

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	125,938

EQ/INVESCO COMSTOCK	IA	2,342,175

EQ/INVESCO COMSTOCK	IB	207,603

EQ/INVESCO GLOBAL	IA	1,863,802

EQ/INVESCO GLOBAL	IB	1,166,567

EQ/INVESCO GLOBAL REAL ASSETS	IB	2,995,817

EQ/INVESCO MODERATE ALLOCATION	IB	27,402,674

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	20,997,839

EQ/JANUS ENTERPRISE	IA	2,697,141

EQ/JANUS ENTERPRISE	IB	1,798,983

EQ/JPMORGAN GROWTH ALLOCATION	IB	40,993,472

EQ/JPMORGAN GROWTH STOCK	IA	3,046,658

EQ/JPMORGAN GROWTH STOCK	IB	2,494,806

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	1,018,851

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,395,768

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	525,897

EQ/LARGE CAP GROWTH INDEX	IA	3,495,694

EQ/LARGE CAP GROWTH INDEX	IB	3,552,871

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	152,203

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	377,900

EQ/LARGE CAP VALUE INDEX	IA	3,723,261

EQ/LARGE CAP VALUE INDEX	IB	3,688,353

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	848,139

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	449,534

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,864,849

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/LOOMIS SAYLES GROWTH	IA	9,238,279

EQ/LOOMIS SAYLES GROWTH	IB	5,894,387

EQ/MFS INTERNATIONAL GROWTH	IA	8,152,651

EQ/MFS INTERNATIONAL GROWTH	IB	6,269,097

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	5,698,881

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,276,810

EQ/MFS TECHNOLOGY	IB	5,558,929

EQ/MFS UTILITIES SERIES	IB	1,457,514

EQ/MID CAP INDEX	IA	4,347,967

EQ/MID CAP INDEX	IB	3,893,793

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	399,097

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	366,249

EQ/MODERATE ALLOCATION	IA	5,808,288

EQ/MODERATE ALLOCATION	IB	11,293,357

EQ/MODERATE GROWTH STRATEGY	IB	272,572,277

EQ/MODERATE-PLUS ALLOCATION	IA	2,245,062

EQ/MODERATE-PLUS ALLOCATION	IB	6,954,406

EQ/MONEY MARKET	IA	76,156,792

EQ/MONEY MARKET	IB	176,852,136

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	942,271

EQ/PIMCO GLOBAL REAL RETURN	IB	3,881,315

EQ/PIMCO REAL RETURN	IB	2,898,660

EQ/PIMCO TOTAL RETURN ESG	IB	16,776,175

EQ/PIMCO ULTRA SHORT BOND	IA	1,955,179

EQ/PIMCO ULTRA SHORT BOND	IB	3,414,438

EQ/QUALITY BOND PLUS	IB	1,546,847

EQ/SMALL COMPANY INDEX	IA	3,908,049

EQ/SMALL COMPANY INDEX	IB	3,544,820

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	2,583,914

EQ/ULTRA CONSERVATIVE STRATEGY	IB	250,588,495

EQ/VALUE EQUITY	IA	3,993,030

EQ/VALUE EQUITY	IB	1,221,050

EQ/WELLINGTON ENERGY	IB	7,355,835

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,655,994

EQUITABLE GROWTH MF/ETF	IB	406,426

EQUITABLE MODERATE GROWTH MF/ETF	IB	381,747

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	5,947,130

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,789,927

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	30,419

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	48,273

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	44,316

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	30,780

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	116,096

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,880,856

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	14,670,904

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	626,630

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	3,968,197

FRANKLIN ALLOCATION VIP FUND	CLASS 2	3,899,396

FRANKLIN INCOME VIP FUND	CLASS 2	6,821,846

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	139,732

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	3,377,163

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,630,848

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,911,235

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,396,114

INVESCO V.I. HEALTH CARE FUND	SERIES II	423,566

INVESCO V.I. HIGH YIELD FUND	SERIES II	8,927,717

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1,071,632

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,776,479

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	7,064,483

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	5,709,661

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	14,392,643

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	408,646

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	866,604

MFS® VALUE SERIES	SERVICE CLASS	2,276,179

MULTIMANAGER AGGRESSIVE EQUITY	IB	262,457

MULTIMANAGER CORE BOND	IB	5,909,848

MULTIMANAGER TECHNOLOGY	IB	3,563,527

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	326,792

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,785,639

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	982,260

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	688,664

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	411,780

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	4,495,913

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	67,720

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	39

PROFUND VP BEAR	COMMON SHARES	1,937

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	486,497

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	313,171

PUTNAM VT RESEARCH FUND	CLASS IB	169,363

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,169,437

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	965,638

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,073,032

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	114,709

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	496,814

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$15.77	83
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$15.72	146
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$17.60	33
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$17.51	75

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.81	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$10.75	9
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$10.07	357
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$10.04	1,300
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$ 9.67	105
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$ 9.91	1,127
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$ 9.82	487
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$ 9.52	43
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$ 9.48	29

1290 VT EQUITY INCOME	0.65%	IA	$29.59	—
1290 VT EQUITY INCOME	1.30%	IA	$30.52	404
1290 VT EQUITY INCOME	1.55%	IA	$29.45	26
1290 VT EQUITY INCOME	1.65%	IA	$29.03	88
1290 VT EQUITY INCOME	1.70%	IA	$28.82	68
1290 VT EQUITY INCOME	0.30%	IB	$20.49	2
1290 VT EQUITY INCOME	1.00%	IB	$16.74	66
1290 VT EQUITY INCOME	1.10%	IB	$16.69	109
1290 VT EQUITY INCOME	1.20%	IB	$18.68	15
1290 VT EQUITY INCOME	1.25%	IB	$18.59	83
1290 VT EQUITY INCOME	1.30%	IB	$ 6.24	132
1290 VT EQUITY INCOME	1.55%	IB	$14.39	15
1290 VT EQUITY INCOME	1.65%	IB	$14.03	35
1290 VT EQUITY INCOME	1.70%	IB	$13.85	1

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$15.42	274
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IA	$14.88	17
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$14.66	69
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IA	$14.56	82
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$13.77	3

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	IB	$13.68	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$12.08	68
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$12.05	285
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$12.48	41
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$12.41	129

1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IA	$33.29	—
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$39.91	3,447
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IA	$38.50	196
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$37.95	717
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IA	$37.68	484
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$22.06	2
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$21.93	7
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$18.51	512
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$18.45	2,287
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$19.99	319
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$19.89	716

1290 VT HIGH YIELD BOND	0.00%	IB	$14.26	7
1290 VT HIGH YIELD BOND	0.30%	IB	$14.17	—
1290 VT HIGH YIELD BOND	1.00%	IB	$12.50	243
1290 VT HIGH YIELD BOND	1.10%	IB	$12.46	584
1290 VT HIGH YIELD BOND	1.20%	IB	$12.92	39
1290 VT HIGH YIELD BOND	1.25%	IB	$12.86	261
1290 VT HIGH YIELD BOND	1.30%	IB	$13.38	576
1290 VT HIGH YIELD BOND	1.55%	IB	$12.53	13
1290 VT HIGH YIELD BOND	1.65%	IB	$12.87	119
1290 VT HIGH YIELD BOND	1.70%	IB	$12.80	53

1290 VT MICRO CAP	1.00%	IB	$14.28	126
1290 VT MICRO CAP	1.10%	IB	$14.23	163
1290 VT MICRO CAP	1.25%	IB	$14.12	44
1290 VT MICRO CAP	1.30%	IB	$14.08	131
1290 VT MICRO CAP	1.65%	IB	$13.82	6

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$12.28	8,809
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$12.07	287

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$10.02	67
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$ 9.99	107
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$ 9.92	25
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.30%	IB	$10.40	16
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.55%	IB	$10.37	7
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.65%	IB	$10.36	6
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.70%	IB	$10.35	1

1290 VT NATURAL RESOURCES	0.30%	IB	$12.85	22
1290 VT NATURAL RESOURCES	1.00%	IB	$13.28	192
1290 VT NATURAL RESOURCES	1.10%	IB	$13.24	335
1290 VT NATURAL RESOURCES	1.20%	IB	$11.72	40
1290 VT NATURAL RESOURCES	1.25%	IB	$11.66	264
1290 VT NATURAL RESOURCES	1.30%	IB	$11.94	724
1290 VT NATURAL RESOURCES	1.55%	IB	$11.92	25
1290 VT NATURAL RESOURCES	1.65%	IB	$11.49	182
1290 VT NATURAL RESOURCES	1.70%	IB	$11.42	54

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT REAL ESTATE	0.30%	IB	$13.11	4
1290 VT REAL ESTATE	1.00%	IB	$10.73	283
1290 VT REAL ESTATE	1.10%	IB	$10.70	304
1290 VT REAL ESTATE	1.20%	IB	$11.96	21
1290 VT REAL ESTATE	1.25%	IB	$11.90	245
1290 VT REAL ESTATE	1.30%	IB	$12.12	400
1290 VT REAL ESTATE	1.55%	IB	$10.70	5
1290 VT REAL ESTATE	1.65%	IB	$11.66	122
1290 VT REAL ESTATE	1.70%	IB	$11.60	49

1290 VT SMALL CAP VALUE	0.00%	IB	$14.68	6
1290 VT SMALL CAP VALUE	0.30%	IB	$14.59	2
1290 VT SMALL CAP VALUE	1.00%	IB	$14.03	189
1290 VT SMALL CAP VALUE	1.10%	IB	$13.99	292
1290 VT SMALL CAP VALUE	1.20%	IB	$18.22	7
1290 VT SMALL CAP VALUE	1.25%	IB	$13.88	145
1290 VT SMALL CAP VALUE	1.30%	IB	$13.84	451
1290 VT SMALL CAP VALUE	1.30%	IB	$18.16	116
1290 VT SMALL CAP VALUE	1.55%	IB	$17.99	26
1290 VT SMALL CAP VALUE	1.65%	IB	$13.58	60
1290 VT SMALL CAP VALUE	1.65%	IB	$17.93	25
1290 VT SMALL CAP VALUE	1.70%	IB	$17.90	52

1290 VT SMARTBETA EQUITY ESG	0.30%	IB	$22.57	1
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$18.51	76
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$18.46	321
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$20.58	29
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$20.48	89
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$13.99	256
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$15.40	125
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$13.87	59
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$13.82	148
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$15.11	2
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$13.79	7

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$22.65	122
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$22.59	332
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$27.11	32
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$26.97	117
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$12.83	—
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$39.74	11
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$28.39	4
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$37.05	7
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$27.36	1

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.30%	CLASS B	$19.39	68
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.55%	CLASS B	$18.71	1
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.65%	CLASS B	$18.44	35
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.70%	CLASS B	$18.31	11

AB VPS DISCOVERY VALUE PORTFOLIO	0.30%	CLASS B	$18.21	4
AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$16.38	127
AB VPS DISCOVERY VALUE PORTFOLIO	1.10%	CLASS B	$16.33	369
AB VPS DISCOVERY VALUE PORTFOLIO	1.20%	CLASS B	$16.74	12
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$16.66	187

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AB VPS RELATIVE VALUE PORTFOLIO	0.30%	CLASS B	$21.75	7
AB VPS RELATIVE VALUE PORTFOLIO	1.00%	CLASS B	$19.48	96
AB VPS RELATIVE VALUE PORTFOLIO	1.10%	CLASS B	$19.42	589
AB VPS RELATIVE VALUE PORTFOLIO	1.20%	CLASS B	$19.99	53
AB VPS RELATIVE VALUE PORTFOLIO	1.25%	CLASS B	$19.90	227

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$19.56	136
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.10%	CLASS B	$19.51	169
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.20%	CLASS B	$20.26	10
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.25%	CLASS B	$20.16	113

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	0.65%	CLASS B	$14.16	—
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.30%	CLASS B	$14.95	232
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.55%	CLASS B	$14.42	11
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.65%	CLASS B	$14.22	70
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.70%	CLASS B	$14.11	19

ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$17.50	201
ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$17.27	81

AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.00%	CLASS II	$11.48	4
AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.30%	CLASS II	$11.41	6
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.00%	CLASS II	$10.49	399
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.10%	CLASS II	$10.46	776
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.20%	CLASS II	$10.40	76
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$10.35	484

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$19.73	7
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.30%	CLASS 4	$19.61	8
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$16.47	891
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.10%	CLASS 4	$16.43	3,510
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.20%	CLASS 4	$17.88	350
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$17.79	3,253

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	0.00%	CLASS 4	$24.97	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$19.73	271
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.10%	CLASS 4	$19.67	731
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.20%	CLASS 4	$22.63	62
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$22.51	331

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$17.24	5
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$14.15	106
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.10%	CLASS 4	$14.10	224
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.20%	CLASS 4	$15.62	36
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$15.54	125
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$17.53	536
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.55%	CLASS 4	$16.31	10
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$16.87	118
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.70%	CLASS 4	$16.77	59

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.00%	CLASS 4	$28.15	3
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.30%	CLASS 4	$27.98	1
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$21.73	595
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.10%	CLASS 4	$21.67	1,311
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.20%	CLASS 4	$25.51	64
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$25.38	443

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.00%	CLASS 4	$13.41	6
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.30%	CLASS 4	$13.33	1
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$12.00	325
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.10%	CLASS 4	$11.96	549
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.20%	CLASS 4	$12.15	50
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$12.09	344

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.30%	CLASS P-2	$15.94	143
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.55%	CLASS P-2	$14.73	2
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.65%	CLASS P-2	$15.33	61
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.70%	CLASS P-2	$15.25	42

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$15.24	3
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$15.15	19
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.65%	CLASS 4	$15.38	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$14.35	370
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$14.31	1,154
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$13.82	150
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$13.74	532
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$14.66	1,530
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$13.96	33
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$14.10	396
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$14.02	303

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.65%	CLASS 4	$10.85	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$10.21	2,349
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$ 9.85	45
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$ 9.82	474
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$ 9.77	533

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$15.69	8
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$15.59	11
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$13.35	500
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$13.31	1,091
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$14.22	250
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$14.15	1,412
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$17.65	2,108
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$17.03	62
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$16.79	560
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$16.67	404

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$54.24	1,110
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$52.33	52
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$51.58	211
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$51.21	65

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$21.76	915
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$21.08	65
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$20.99	18

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$15.64	442
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$15.15	46
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$15.09	10

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

DELAWARE IVY VIP ASSET STRATEGY	1.10%	CLASS II	$13.02	143
DELAWARE IVY VIP ASSET STRATEGY	1.20%	CLASS II	$13.12	138
DELAWARE IVY VIP ASSET STRATEGY	1.25%	CLASS II	$13.06	215
DELAWARE IVY VIP ASSET STRATEGY	1.30%	CLASS II	$16.18	507
DELAWARE IVY VIP ASSET STRATEGY	1.55%	CLASS II	$15.66	11
DELAWARE IVY VIP ASSET STRATEGY	1.65%	CLASS II	$15.45	142
DELAWARE IVY VIP ASSET STRATEGY	1.70%	CLASS II	$15.35	135

DELAWARE IVY VIP HIGH INCOME	0.65%	CLASS II	$18.39	—
DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$19.54	2,805
DELAWARE IVY VIP HIGH INCOME	1.55%	CLASS II	$18.86	130
DELAWARE IVY VIP HIGH INCOME	1.65%	CLASS II	$18.59	586
DELAWARE IVY VIP HIGH INCOME	1.70%	CLASS II	$18.46	632

DELAWARE VIP EMERGING MARKETS SERIES	0.30%	SERVICE CLASS	$12.06	1
DELAWARE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$11.68	112
DELAWARE VIP EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$11.65	448
DELAWARE VIP EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$10.99	47
DELAWARE VIP EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$10.94	131

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$13.51	3
EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$13.43	2
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$12.15	295
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$12.11	2,139
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$12.25	190
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$12.19	1,329
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$12.07	858
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$11.70	83
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$11.64	79

EQ/400 MANAGED VOLATILITY	1.30%	IB	$22.75	175
EQ/400 MANAGED VOLATILITY	1.30%	IB	$32.83	592
EQ/400 MANAGED VOLATILITY	1.55%	IB	$31.67	270
EQ/400 MANAGED VOLATILITY	1.65%	IB	$21.88	68
EQ/400 MANAGED VOLATILITY	1.65%	IB	$31.22	284
EQ/400 MANAGED VOLATILITY	1.70%	IB	$21.76	25
EQ/400 MANAGED VOLATILITY	1.70%	IB	$31.00	6

EQ/500 MANAGED VOLATILITY	0.30%	IB	$12.59	7
EQ/500 MANAGED VOLATILITY	1.00%	IB	$12.49	200
EQ/500 MANAGED VOLATILITY	1.10%	IB	$12.47	905
EQ/500 MANAGED VOLATILITY	1.20%	IB	$12.46	59
EQ/500 MANAGED VOLATILITY	1.25%	IB	$12.45	495
EQ/500 MANAGED VOLATILITY	1.30%	IB	$29.41	325
EQ/500 MANAGED VOLATILITY	1.30%	IB	$38.29	1,238
EQ/500 MANAGED VOLATILITY	1.55%	IB	$36.94	520
EQ/500 MANAGED VOLATILITY	1.65%	IB	$28.30	114
EQ/500 MANAGED VOLATILITY	1.65%	IB	$36.41	659
EQ/500 MANAGED VOLATILITY	1.70%	IB	$28.14	38
EQ/500 MANAGED VOLATILITY	1.70%	IB	$36.16	27

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$19.91	116
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$28.47	731
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$27.46	343
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$19.16	44
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$27.07	355

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$19.05	6
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$26.88	12

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$12.29	32,400
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$12.03	799

EQ/AB DYNAMIC GROWTH	1.30%	IB	$12.88	54,873
EQ/AB DYNAMIC GROWTH	1.65%	IB	$12.49	4,082
EQ/AB DYNAMIC GROWTH	1.70%	IB	$12.43	1,585

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$12.58	219
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$12.55	754
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$13.53	50
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$13.46	371
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$14.58	1,867
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$15.27	76,339
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$14.78	3,246
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$14.02	462
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$14.59	12,141
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$13.95	99
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$14.50	6,261

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$10.29	9
EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$ 9.73	389
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$ 9.70	1,264
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$ 9.38	69
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$ 9.33	915

EQ/AB SMALL CAP GROWTH	0.65%	IA	$33.31	—
EQ/AB SMALL CAP GROWTH	1.30%	IA	$40.16	1,257
EQ/AB SMALL CAP GROWTH	1.55%	IA	$38.74	75
EQ/AB SMALL CAP GROWTH	1.65%	IA	$38.19	273
EQ/AB SMALL CAP GROWTH	1.70%	IA	$37.92	210
EQ/AB SMALL CAP GROWTH	0.30%	IB	$21.27	39
EQ/AB SMALL CAP GROWTH	1.00%	IB	$17.72	352
EQ/AB SMALL CAP GROWTH	1.10%	IB	$17.66	1,194
EQ/AB SMALL CAP GROWTH	1.20%	IB	$19.40	108
EQ/AB SMALL CAP GROWTH	1.25%	IB	$19.30	393
EQ/AB SMALL CAP GROWTH	1.30%	IB	$44.85	57
EQ/AB SMALL CAP GROWTH	1.55%	IB	$53.55	13
EQ/AB SMALL CAP GROWTH	1.65%	IB	$41.87	38
EQ/AB SMALL CAP GROWTH	1.70%	IB	$51.42	2

EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$10.15	21

EQ/AGGRESSIVE ALLOCATION	1.30%	IA	$25.61	437
EQ/AGGRESSIVE ALLOCATION	1.55%	IA	$24.71	65
EQ/AGGRESSIVE ALLOCATION	1.65%	IA	$24.36	70
EQ/AGGRESSIVE ALLOCATION	1.70%	IA	$24.18	3
EQ/AGGRESSIVE ALLOCATION	0.30%	IB	$19.83	11
EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$16.53	393
EQ/AGGRESSIVE ALLOCATION	1.10%	IB	$16.48	489
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$18.09	30
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$17.99	334

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$13.11	133
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$21.85	154,396

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$12.99	38
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$21.21	1,449
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$12.94	96
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$20.96	16,933
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$12.92	3
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$20.84	11,001

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$20.20	2,064
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	IA	$19.48	24
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$19.21	343
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	IA	$19.07	247
EQ/ALL ASSET GROWTH ALLOCATION	0.30%	IB	$14.38	32
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$13.67	369
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$13.63	3,853
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$13.54	1,207
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$13.49	2,490

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$22.86	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$22.72	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$33.30	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$17.56	367
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$17.51	1,739
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$20.72	193
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$20.61	488
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$14.79	141
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$35.56	1,810
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$14.66	18
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$34.31	41
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$14.60	50
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$33.82	375
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$14.58	14
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$33.58	212

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$11.73	7,233
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$11.53	103

EQ/BALANCED STRATEGY	1.30%	IB	$17.35	89,936
EQ/BALANCED STRATEGY	1.30%	IB	$19.38	6,011
EQ/BALANCED STRATEGY	1.55%	IB	$16.74	3,487
EQ/BALANCED STRATEGY	1.55%	IB	$18.68	408
EQ/BALANCED STRATEGY	1.65%	IB	$16.50	13,402
EQ/BALANCED STRATEGY	1.65%	IB	$18.40	1,145
EQ/BALANCED STRATEGY	1.70%	IB	$16.38	4,930
EQ/BALANCED STRATEGY	1.70%	IB	$18.27	142

EQ/CAPITAL GROUP RESEARCH	1.30%	IA	$47.56	89
EQ/CAPITAL GROUP RESEARCH	1.55%	IA	$45.89	14
EQ/CAPITAL GROUP RESEARCH	1.65%	IA	$45.23	43
EQ/CAPITAL GROUP RESEARCH	1.70%	IA	$44.91	37
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$47.78	69
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$43.41	12
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$44.55	46
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$41.81	13

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	IB	$18.57	200
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$18.51	555
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$18.37	196
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$18.32	265
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$34.31	894
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$55.92	58
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$33.21	99
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$38.89	26
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$17.98	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$32.77	256
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$52.15	26
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$32.56	206
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$37.44	2

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IA	$17.86	159
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IA	$17.81	261
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IA	$17.67	80
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$17.62	220
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$34.80	15
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IA	$33.57	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$17.30	7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$33.10	10
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IA	$32.86	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$27.42	42
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$26.24	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$25.78	32
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$25.56	14

EQ/COMMON STOCK INDEX	1.30%	IA	$42.95	1,409
EQ/COMMON STOCK INDEX	1.55%	IA	$41.43	31
EQ/COMMON STOCK INDEX	1.65%	IA	$40.84	235
EQ/COMMON STOCK INDEX	1.70%	IA	$40.55	97
EQ/COMMON STOCK INDEX	0.00%	IB	$28.41	3
EQ/COMMON STOCK INDEX	1.00%	IB	$21.96	598
EQ/COMMON STOCK INDEX	1.10%	IB	$21.89	931
EQ/COMMON STOCK INDEX	1.20%	IB	$25.75	78
EQ/COMMON STOCK INDEX	1.25%	IB	$25.62	419

EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$ 9.92	915
EQ/CONSERVATIVE ALLOCATION	1.10%	IB	$ 9.89	1,604
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$ 9.85	224
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$ 9.84	2,475

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$15.45	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$15.41	48,956
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$17.07	1,374
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$14.87	2,023
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$16.45	124
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$14.65	5,755
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$16.21	281
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$14.55	1,761
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$16.09	27

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.07	34,169
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.88	694

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$11.65	1,159
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.41	86
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.48	4,198
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.23	118
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$11.40	1,545
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.14	26

EQ/CORE BOND INDEX	0.00%	IB	$10.81	1
EQ/CORE BOND INDEX	0.30%	IB	$10.74	199
EQ/CORE BOND INDEX	0.65%	IB	$10.65	4
EQ/CORE BOND INDEX	1.00%	IB	$ 9.81	1,065
EQ/CORE BOND INDEX	1.10%	IB	$ 9.79	2,763
EQ/CORE BOND INDEX	1.20%	IB	$ 9.80	128
EQ/CORE BOND INDEX	1.25%	IB	$ 9.75	2,863
EQ/CORE BOND INDEX	1.30%	IB	$10.38	8,196
EQ/CORE BOND INDEX	1.30%	IB	$10.51	1,155
EQ/CORE BOND INDEX	1.55%	IB	$10.01	2,911
EQ/CORE BOND INDEX	1.55%	IB	$13.07	200
EQ/CORE BOND INDEX	1.65%	IB	$ 9.81	845
EQ/CORE BOND INDEX	1.65%	IB	$ 9.87	3,277
EQ/CORE BOND INDEX	1.70%	IB	$ 9.80	645
EQ/CORE BOND INDEX	1.70%	IB	$12.57	51

EQ/CORE PLUS BOND	0.00%	IB	$10.96	4
EQ/CORE PLUS BOND	0.30%	IB	$10.92	5
EQ/CORE PLUS BOND	1.00%	IB	$10.83	165
EQ/CORE PLUS BOND	1.10%	IB	$10.82	815
EQ/CORE PLUS BOND	1.20%	IB	$10.80	46
EQ/CORE PLUS BOND	1.25%	IB	$10.80	525
EQ/CORE PLUS BOND	1.30%	IB	$ 8.59	3,753
EQ/CORE PLUS BOND	1.30%	IB	$11.79	65
EQ/CORE PLUS BOND	1.55%	IB	$ 8.54	133
EQ/CORE PLUS BOND	1.55%	IB	$28.33	8
EQ/CORE PLUS BOND	1.65%	IB	$ 8.52	701
EQ/CORE PLUS BOND	1.65%	IB	$11.07	28
EQ/CORE PLUS BOND	1.70%	IB	$ 8.50	574
EQ/CORE PLUS BOND	1.70%	IB	$26.78	1

EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$10.69	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$10.30	49
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$10.27	169
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$10.34	12
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$10.29	152
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$ 9.86	301
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$ 9.71	6
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$ 9.49	39
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$ 9.43	42

EQ/EQUITY 500 INDEX	1.30%	IA	$44.38	4,827
EQ/EQUITY 500 INDEX	1.55%	IA	$42.82	223
EQ/EQUITY 500 INDEX	1.65%	IA	$42.21	971
EQ/EQUITY 500 INDEX	1.70%	IA	$41.91	937
EQ/EQUITY 500 INDEX	0.00%	IB	$29.98	15
EQ/EQUITY 500 INDEX	0.30%	IB	$29.80	73

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.00%	IB	$23.05	2,009
EQ/EQUITY 500 INDEX	1.10%	IB	$22.98	6,192
EQ/EQUITY 500 INDEX	1.20%	IB	$27.17	366
EQ/EQUITY 500 INDEX	1.25%	IB	$27.03	3,735

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$29.35	20
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$22.68	206
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$22.61	994
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$26.76	219
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$26.63	570
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$43.10	2,406
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$41.58	86
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$40.99	579
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$40.70	304

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$12.38	16,864
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$12.04	1,111
EQ/FRANKLIN MODERATE ALLOCATION	1.70%	IB	$11.99	34

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$26.89	—
EQ/FRANKLIN RISING DIVIDENDS	0.30%	IB	$26.72	5
EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$22.03	382
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$21.97	1,695
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$24.37	165
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$24.25	1,111
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$28.00	2,709
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$25.74	41
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$26.94	398
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$26.79	362

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IA	$29.39	31
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IA	$28.35	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IA	$27.95	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IA	$27.75	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$22.45	102
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$21.49	16
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$21.11	72
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$20.93	5

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$21.53	113
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$20.78	22
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$20.48	42
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$20.33	12
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$45.69	44
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$32.64	30
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$42.65	23
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$31.35	2

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$12.56	22,021
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$12.35	406

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$33.69	489
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$32.50	29
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$32.04	141
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$31.81	102

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$12.58	46,676
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$12.20	3,850
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$12.15	928

EQ/GROWTH STRATEGY	0.65%	IB	$21.60	3
EQ/GROWTH STRATEGY	1.30%	IB	$21.91	127,373
EQ/GROWTH STRATEGY	1.30%	IB	$25.36	12,253
EQ/GROWTH STRATEGY	1.55%	IB	$21.14	1,710
EQ/GROWTH STRATEGY	1.55%	IB	$24.43	834
EQ/GROWTH STRATEGY	1.65%	IB	$20.83	13,693
EQ/GROWTH STRATEGY	1.65%	IB	$24.07	3,294
EQ/GROWTH STRATEGY	1.70%	IB	$20.69	10,861
EQ/GROWTH STRATEGY	1.70%	IB	$23.90	723

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$10.24	24
EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$10.18	31
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$ 9.89	3
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$ 9.41	345
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$ 9.38	695
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$ 9.28	80
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$ 9.23	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$ 9.49	3,707
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.25	442
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$ 9.16	1,177
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.54	92
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$ 9.03	1,307
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$ 9.60	97
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$ 8.96	142
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.69	25

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$14.80	237
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IA	$14.28	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IA	$14.07	38
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IA	$13.97	10
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$20.59	85
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$16.56	42
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$19.20	45
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$15.95	12

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$15.68	1,283
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$15.13	73
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$14.91	447
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$14.81	532
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$14.22	13
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$14.13	15
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$12.81	407
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$12.77	1,166
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$12.88	127
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$12.82	1,036

EQ/INTERNATIONAL MANAGED VOLATILITY	0.65%	IB	$14.74	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$14.03	79
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$14.26	2,023
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$13.76	986
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$13.50	50

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$13.56	1,041
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$13.42	20
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$13.46	36

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IA	$13.95	81
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IA	$13.45	21
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IA	$13.26	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IA	$13.17	4

EQ/INVESCO COMSTOCK	1.30%	IA	$35.53	971
EQ/INVESCO COMSTOCK	1.55%	IA	$34.28	33
EQ/INVESCO COMSTOCK	1.65%	IA	$33.79	210
EQ/INVESCO COMSTOCK	1.70%	IA	$33.55	130
EQ/INVESCO COMSTOCK	1.30%	IB	$31.34	72
EQ/INVESCO COMSTOCK	1.55%	IB	$29.90	18
EQ/INVESCO COMSTOCK	1.65%	IB	$29.33	44
EQ/INVESCO COMSTOCK	1.70%	IB	$29.06	4

EQ/INVESCO GLOBAL	1.30%	IA	$29.33	1,239
EQ/INVESCO GLOBAL	1.55%	IA	$28.30	37
EQ/INVESCO GLOBAL	1.65%	IA	$27.89	258
EQ/INVESCO GLOBAL	1.70%	IA	$27.70	178
EQ/INVESCO GLOBAL	1.00%	IB	$17.66	146
EQ/INVESCO GLOBAL	1.10%	IB	$17.61	860
EQ/INVESCO GLOBAL	1.20%	IB	$19.69	68
EQ/INVESCO GLOBAL	1.25%	IB	$19.58	328
EQ/INVESCO GLOBAL	1.30%	IB	$26.54	77
EQ/INVESCO GLOBAL	1.55%	IB	$25.40	11
EQ/INVESCO GLOBAL	1.65%	IB	$24.95	123
EQ/INVESCO GLOBAL	1.70%	IB	$24.74	5

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$14.69	3
EQ/INVESCO GLOBAL REAL ASSETS	0.30%	IB	$14.60	2
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$12.03	82
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$12.00	491
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$13.31	109
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$13.24	215
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$19.22	1,099
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	IB	$18.54	67
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	IB	$18.28	362
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	IB	$18.15	269

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$12.03	23,532
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$11.67	1,770
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$11.62	456

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$12.51	18,115
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$12.30	277

EQ/JANUS ENTERPRISE	1.30%	IA	$32.78	1,117
EQ/JANUS ENTERPRISE	1.55%	IA	$31.62	106
EQ/JANUS ENTERPRISE	1.65%	IA	$31.17	333
EQ/JANUS ENTERPRISE	1.70%	IA	$30.95	154
EQ/JANUS ENTERPRISE	0.30%	IB	$21.61	2
EQ/JANUS ENTERPRISE	1.00%	IB	$18.20	271
EQ/JANUS ENTERPRISE	1.10%	IB	$18.14	731
EQ/JANUS ENTERPRISE	1.20%	IB	$19.70	46

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	1.25%	IB	$19.60	276
EQ/JANUS ENTERPRISE	1.30%	IB	$41.52	152
EQ/JANUS ENTERPRISE	1.55%	IB	$39.60	44
EQ/JANUS ENTERPRISE	1.65%	IB	$38.86	74
EQ/JANUS ENTERPRISE	1.70%	IB	$38.49	13

EQ/JPMORGAN GROWTH ALLOCATION	1.00%	IB	$11.02	9
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$12.52	35,928
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$12.25	629

EQ/JPMORGAN GROWTH STOCK	1.30%	IA	$47.24	2,753
EQ/JPMORGAN GROWTH STOCK	1.55%	IA	$45.58	92
EQ/JPMORGAN GROWTH STOCK	1.65%	IA	$44.93	541
EQ/JPMORGAN GROWTH STOCK	1.70%	IA	$44.61	349
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$29.82	4
EQ/JPMORGAN GROWTH STOCK	0.30%	IB	$29.64	11
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$22.69	952
EQ/JPMORGAN GROWTH STOCK	1.10%	IB	$22.63	3,245
EQ/JPMORGAN GROWTH STOCK	1.20%	IB	$27.03	189
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$26.89	1,063
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$24.60	244
EQ/JPMORGAN GROWTH STOCK	1.55%	IB	$58.79	24
EQ/JPMORGAN GROWTH STOCK	1.65%	IB	$56.71	56
EQ/JPMORGAN GROWTH STOCK	1.70%	IB	$55.70	7

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IA	$37.82	234
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IA	$36.49	58
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IA	$35.97	228
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IA	$35.72	5
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$17.03	5
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$16.93	14
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$16.28	1,084
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$16.23	1,639
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$11.17	35
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$16.10	896
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$11.16	191
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$16.06	938
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$40.48	79
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$41.86	9
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$11.11	13
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$15.76	36
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$37.79	34
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$11.10	141
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$40.20	6

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$40.74	53
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$29.68	17
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$38.00	61
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$28.57	22

EQ/LARGE CAP GROWTH INDEX	0.65%	IA	$54.86	—
EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$58.24	998
EQ/LARGE CAP GROWTH INDEX	1.55%	IA	$56.19	40
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$55.39	176
EQ/LARGE CAP GROWTH INDEX	1.70%	IA	$55.00	141

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH INDEX	0.30%	IB	$37.75	3
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$28.63	481
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$28.54	1,296
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$34.43	76
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$34.25	650

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IA	$47.19	63
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IA	$45.53	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IA	$44.88	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IA	$44.56	10
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$55.10	114
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$60.07	28
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$51.43	55
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$57.68	5

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$31.45	797
EQ/LARGE CAP VALUE INDEX	1.55%	IA	$30.34	39
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$29.91	203
EQ/LARGE CAP VALUE INDEX	1.70%	IA	$29.69	161
EQ/LARGE CAP VALUE INDEX	0.30%	IB	$21.18	39
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$16.79	509
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$16.74	776
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$19.31	100
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$19.21	642

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$29.87	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IA	$28.82	14
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IA	$28.41	71
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IA	$28.21	31
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$27.71	182
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.70	28
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$25.85	70
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.51	9

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$11.54	6
EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$11.47	15
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$11.15	181
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$11.12	813
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$10.46	147
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$10.41	410
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.71	2,069
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$12.27	157
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$12.09	521
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$12.00	355

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$47.57	1,549
EQ/LOOMIS SAYLES GROWTH	1.55%	IA	$45.89	34
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$45.24	261
EQ/LOOMIS SAYLES GROWTH	1.70%	IA	$44.92	166
EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$35.32	—
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$27.18	211
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$27.10	1,219
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$32.21	94
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$32.04	480
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$45.45	60

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$44.06	7
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$43.51	9
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$43.24	4

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$21.53	2,086
EQ/MFS INTERNATIONAL GROWTH	1.55%	IA	$20.77	75
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$20.48	361
EQ/MFS INTERNATIONAL GROWTH	1.70%	IA	$20.33	267
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$17.62	15
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$15.94	393
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$15.89	1,476
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$16.07	122
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$15.98	608
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$12.20	194
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$26.21	17
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$25.72	38
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$25.48	11

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$18.94	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	IB	$18.83	7
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$15.59	372
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$15.55	2,651
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$17.17	310
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$17.08	1,236
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$25.26	3,073
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	IB	$24.37	110
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$24.03	698
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	IB	$23.85	577

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$37.20	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$42.96	1,017
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$41.45	36
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$40.86	173
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$40.57	141

EQ/MFS TECHNOLOGY	0.00%	IB	$19.64	4
EQ/MFS TECHNOLOGY	0.30%	IB	$19.52	58
EQ/MFS TECHNOLOGY	1.00%	IB	$18.77	498
EQ/MFS TECHNOLOGY	1.10%	IB	$18.72	1,449
EQ/MFS TECHNOLOGY	1.20%	IB	$14.27	290
EQ/MFS TECHNOLOGY	1.25%	IB	$18.57	654
EQ/MFS TECHNOLOGY	1.30%	IB	$66.36	1,306
EQ/MFS TECHNOLOGY	1.55%	IB	$64.02	114
EQ/MFS TECHNOLOGY	1.65%	IB	$63.11	281
EQ/MFS TECHNOLOGY	1.70%	IB	$62.66	177

EQ/MFS UTILITIES SERIES	0.30%	IB	$17.45	2
EQ/MFS UTILITIES SERIES	1.00%	IB	$14.14	242
EQ/MFS UTILITIES SERIES	1.10%	IB	$14.09	465
EQ/MFS UTILITIES SERIES	1.20%	IB	$15.91	96
EQ/MFS UTILITIES SERIES	1.25%	IB	$15.83	307
EQ/MFS UTILITIES SERIES	1.30%	IB	$26.09	954
EQ/MFS UTILITIES SERIES	1.55%	IB	$25.17	22
EQ/MFS UTILITIES SERIES	1.65%	IB	$24.81	152
EQ/MFS UTILITIES SERIES	1.70%	IB	$24.63	162

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	1.30%	IA	$38.01	1,162
EQ/MID CAP INDEX	1.55%	IA	$36.68	53
EQ/MID CAP INDEX	1.65%	IA	$36.15	309
EQ/MID CAP INDEX	1.70%	IA	$35.90	288
EQ/MID CAP INDEX	0.00%	IB	$22.92	3
EQ/MID CAP INDEX	0.30%	IB	$22.77	5
EQ/MID CAP INDEX	1.00%	IB	$18.11	593
EQ/MID CAP INDEX	1.10%	IB	$18.06	1,573
EQ/MID CAP INDEX	1.20%	IB	$20.77	139
EQ/MID CAP INDEX	1.25%	IB	$20.66	821

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$30.86	167
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IA	$29.77	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$29.35	37
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IA	$29.14	5
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$35.53	89
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$37.45	8
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$33.16	68
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$35.96	4

EQ/MODERATE ALLOCATION	1.30%	IA	$16.80	3,296
EQ/MODERATE ALLOCATION	1.55%	IA	$16.21	100
EQ/MODERATE ALLOCATION	1.65%	IA	$15.98	521
EQ/MODERATE ALLOCATION	1.70%	IA	$15.86	258
EQ/MODERATE ALLOCATION	1.00%	IB	$12.96	1,785
EQ/MODERATE ALLOCATION	1.10%	IB	$12.92	2,924
EQ/MODERATE ALLOCATION	1.20%	IB	$13.51	164
EQ/MODERATE ALLOCATION	1.25%	IB	$13.44	5,240

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$19.36	3
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.53	158,986
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$22.62	11,001
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$18.84	12,490
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$21.79	1,020
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$18.58	30,176
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$21.47	2,316
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.44	10,468
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$21.31	713

EQ/MODERATE-PLUS ALLOCATION	1.30%	IA	$20.91	751
EQ/MODERATE-PLUS ALLOCATION	1.55%	IA	$20.17	100
EQ/MODERATE-PLUS ALLOCATION	1.65%	IA	$19.89	142
EQ/MODERATE-PLUS ALLOCATION	1.70%	IA	$19.75	18
EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$14.72	944
EQ/MODERATE-PLUS ALLOCATION	1.10%	IB	$14.68	2,124
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$15.71	125
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$15.63	1,142

EQ/MONEY MARKET	0.65%	IA	$10.04	—
EQ/MONEY MARKET	1.30%	IA	$ 9.11	6,271
EQ/MONEY MARKET	1.55%	IA	$ 8.79	325
EQ/MONEY MARKET	1.65%	IA	$ 8.66	1,215
EQ/MONEY MARKET	1.65%	IA	$ 9.44	9
EQ/MONEY MARKET	1.70%	IA	$ 8.60	654

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MONEY MARKET	0.00%	IB	$10.00	6
EQ/MONEY MARKET	0.00%	IB	$10.27	289
EQ/MONEY MARKET	0.00%	IB	$10.68	274
EQ/MONEY MARKET	0.00%	IB	$10.71	17
EQ/MONEY MARKET	0.30%	IB	$10.61	114
EQ/MONEY MARKET	1.00%	IB	$ 9.97	3,464
EQ/MONEY MARKET	1.10%	IB	$ 9.94	4,522
EQ/MONEY MARKET	1.20%	IB	$ 9.68	618
EQ/MONEY MARKET	1.25%	IB	$ 9.63	7,690
EQ/MONEY MARKET	1.30%	IB	$ 9.59	600
EQ/MONEY MARKET	1.55%	IB	$25.05	21
EQ/MONEY MARKET	1.65%	IB	$ 9.03	277
EQ/MONEY MARKET	1.70%	IB	$23.48	53

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.30%	IB	$13.62	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$13.23	91
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$13.19	23
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$13.16	40
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$13.14	221
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	IB	$13.02	58
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	IB	$12.97	70
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	IB	$12.95	15

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$12.10	11
EQ/PIMCO GLOBAL REAL RETURN	0.30%	IB	$12.03	8
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$10.62	332
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$10.58	805
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$10.97	63
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$10.91	384
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$10.49	791
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$ 9.91	5
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$10.09	162
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$10.03	178

EQ/PIMCO REAL RETURN	1.30%	IB	$12.27	1,609
EQ/PIMCO REAL RETURN	1.55%	IB	$11.84	129
EQ/PIMCO REAL RETURN	1.65%	IB	$11.67	534
EQ/PIMCO REAL RETURN	1.70%	IB	$11.59	327

EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$11.42	13
EQ/PIMCO TOTAL RETURN ESG	0.30%	IB	$11.35	71
EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$10.18	732
EQ/PIMCO TOTAL RETURN ESG	1.10%	IB	$10.15	3,469
EQ/PIMCO TOTAL RETURN ESG	1.20%	IB	$10.35	320
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$10.30	3,015
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$11.78	4,335
EQ/PIMCO TOTAL RETURN ESG	1.55%	IB	$11.37	196
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$11.21	1,272
EQ/PIMCO TOTAL RETURN ESG	1.70%	IB	$11.13	1,036

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$ 9.67	1,265
EQ/PIMCO ULTRA SHORT BOND	1.55%	IA	$ 9.33	38
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$ 9.20	381
EQ/PIMCO ULTRA SHORT BOND	1.70%	IA	$ 9.13	319
EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$10.98	5

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$10.33	628
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$10.30	1,197
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$10.01	96
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$ 9.96	1,291
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$ 9.20	30
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$10.06	6
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$ 9.87	9
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$ 9.78	17

EQ/QUALITY BOND PLUS	1.30%	IB	$10.43	704
EQ/QUALITY BOND PLUS	1.55%	IB	$14.85	110
EQ/QUALITY BOND PLUS	1.65%	IB	$ 9.75	269
EQ/QUALITY BOND PLUS	1.70%	IB	$14.18	20

EQ/SMALL COMPANY INDEX	1.30%	IA	$34.04	857
EQ/SMALL COMPANY INDEX	1.55%	IA	$32.84	32
EQ/SMALL COMPANY INDEX	1.65%	IA	$32.37	201
EQ/SMALL COMPANY INDEX	1.70%	IA	$32.14	199
EQ/SMALL COMPANY INDEX	0.00%	IB	$19.97	2
EQ/SMALL COMPANY INDEX	0.30%	IB	$19.85	3
EQ/SMALL COMPANY INDEX	1.00%	IB	$16.50	451
EQ/SMALL COMPANY INDEX	1.10%	IB	$16.45	1,245
EQ/SMALL COMPANY INDEX	1.20%	IB	$18.10	82
EQ/SMALL COMPANY INDEX	1.25%	IB	$18.00	542

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$27.87	2
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$27.70	17
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$16.66	423
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$16.61	1,576
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$25.26	188
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$25.13	682
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$59.67	1,249
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$57.57	38
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$56.75	217
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$56.34	154

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$10.19	133,893
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$ 9.88	10,319
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$ 9.76	36,501
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$ 9.70	44,690

EQ/VALUE EQUITY	1.30%	IA	$28.79	2,110
EQ/VALUE EQUITY	1.55%	IA	$27.78	102
EQ/VALUE EQUITY	1.65%	IA	$27.38	501
EQ/VALUE EQUITY	1.70%	IA	$27.19	374
EQ/VALUE EQUITY	0.30%	IB	$19.78	20
EQ/VALUE EQUITY	1.00%	IB	$15.48	135
EQ/VALUE EQUITY	1.10%	IB	$15.43	1,038
EQ/VALUE EQUITY	1.20%	IB	$18.03	150
EQ/VALUE EQUITY	1.25%	IB	$17.94	316

EQ/WELLINGTON ENERGY	0.30%	IB	$ 6.12	3
EQ/WELLINGTON ENERGY	1.00%	IB	$ 5.99	665
EQ/WELLINGTON ENERGY	1.10%	IB	$ 5.97	694
EQ/WELLINGTON ENERGY	1.20%	IB	$ 5.58	109
EQ/WELLINGTON ENERGY	1.25%	IB	$ 5.55	616

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/WELLINGTON ENERGY	1.30%	IB	$ 8.01	1,672
EQ/WELLINGTON ENERGY	1.55%	IB	$ 7.73	63
EQ/WELLINGTON ENERGY	1.65%	IB	$ 7.62	289
EQ/WELLINGTON ENERGY	1.70%	IB	$ 7.57	166

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$12.89	68
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$12.86	206
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$12.75	415
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$14.90	545
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$14.34	98
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.70%	IB	$14.26	71

EQUITABLE GROWTH MF/ETF	1.00%	IB	$ 9.87	279
EQUITABLE GROWTH MF/ETF	1.10%	IB	$11.64	39
EQUITABLE GROWTH MF/ETF	1.25%	IB	$ 9.82	66
EQUITABLE GROWTH MF/ETF	1.30%	IB	$11.62	11

EQUITABLE MODERATE GROWTH MF/ETF	1.00%	IB	$ 9.69	118
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	IB	$11.47	105
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$ 9.65	112
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	IB	$11.44	20

FEDERATED HERMES HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$14.30	13
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$12.54	351
FEDERATED HERMES HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$12.51	1,238
FEDERATED HERMES HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$13.04	164
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$12.98	869

FEDERATED HERMES KAUFMANN FUND II	0.30%	SERVICE CLASS	$22.98	22
FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$17.03	194
FEDERATED HERMES KAUFMANN FUND II	1.10%	SERVICE CLASS	$16.98	969
FEDERATED HERMES KAUFMANN FUND II	1.20%	SERVICE CLASS	$20.95	69
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$20.85	313

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$24.01	16
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$23.17	5
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$22.84	6

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$16.99	10
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.55%	SERVICE CLASS 2	$16.44	9
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$16.23	8
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$16.12	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$18.10	16
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$17.52	1
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$17.29	14

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$19.53	16
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$18.91	5
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.65%	SERVICE CLASS 2	$18.66	1
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.70%	SERVICE CLASS 2	$18.54	1

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$21.00	47
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$20.32	19
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$20.06	14
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$19.93	6

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$21.90	4
FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$21.76	2
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$17.45	434

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$17.40	1,117
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$19.85	118
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$19.74	402
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$32.19	1,440
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$31.06	49
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$30.61	291
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$30.39	188

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$13.19	15
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$13.11	24
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$11.64	884
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$11.60	3,510
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$11.96	301
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$11.90	2,254
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$14.38	3,427
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$13.87	101
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$13.67	789
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$13.58	623

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$12.96	46
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$12.93	174
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$13.23	6
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$13.17	87
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$13.10	174
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$12.67	28
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$12.60	32

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$18.54	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$15.35	172
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$15.30	777
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$16.91	103
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$16.82	449
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$19.02	1,138
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$16.71	15
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$18.47	6
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$18.25	231
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$18.14	135

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$13.51	60
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$13.47	316
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$14.42	87
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$14.34	188
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$20.03	313
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$19.33	—

The accompanying notes are an integral part of these financial statements.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$19.06	62
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$18.93	139

FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$16.10	2
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$13.80	305
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$13.76	1,030
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$14.68	334
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$14.61	2,100
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$19.65	1,549
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$18.97	30
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$18.70	337
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$18.57	298

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$12.18	10
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$ 9.26	135
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$11.11	20
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$11.05	52
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$ 8.42	13
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$ 8.15	8
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$ 8.04	6
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$ 7.99	1

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	IC	$37.61	45
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	IC	$29.63	535
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	IC	$34.48	51
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	IC	$34.32	259
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$34.15	857
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	IC	$33.01	128
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	IC	$32.85	62

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$12.00	125
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$11.96	388
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$12.62	60
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$12.55	553

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$30.11	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$28.69	1,185
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$24.61	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$27.68	19
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$24.32	150
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$27.29	93
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$24.17	206
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$27.10	2

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$15.68	1,376
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$15.19	76
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$15.13	7

The accompanying notes are an integral part of these financial statements.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. HEALTH CARE FUND	0.30%	SERIES II	$19.55	1
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$13.30	100
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$13.26	306
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$17.82	38
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$17.73	224

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$11.56	369
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$11.53	887
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$11.98	126
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.92	640
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$13.84	939
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$13.40	24
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$13.22	225
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$13.14	108

INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$11.64	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$24.44	341
INVESCO V.I. MAIN STREET MID CAP FUND	1.55%	SERIES II	$23.58	9
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$23.25	42
INVESCO V.I. MAIN STREET MID CAP FUND	1.70%	SERIES II	$23.08	23

INVESCO V.I. SMALL CAP EQUITY FUND	0.30%	SERIES II	$18.79	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$15.66	155
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$15.61	360
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$17.14	28
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$17.05	166
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$32.31	402
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$31.18	16
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$30.73	63
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$30.51	22

JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$21.02	143
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$17.28	2,368
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$17.23	5,340
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$19.17	323
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$19.07	10,345

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$11.46	2
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$11.39	80
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$10.11	575
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$10.08	2,589
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$10.39	368
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.33	2,618

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$13.83	5
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$16.44	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$11.84	1,825
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$11.81	3,262
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$12.61	298

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$12.54	2,077
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$14.75	2,714
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$14.28	95
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$14.09	583
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$14.00	637

MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$20.86	31
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$20.80	165
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$24.07	3
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$23.95	58
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$37.71	177
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$36.38	8
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$35.86	38
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$35.61	15

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$47.86	305
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$46.17	16
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$45.52	56
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$45.19	29

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$22.53	35
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$17.92	332
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$17.87	1,425
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$20.55	76
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$20.44	655

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$47.33	238
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$199.92	7
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$44.45	81
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$188.70	3

MULTIMANAGER CORE BOND	1.30%	IB	$13.26	2,208
MULTIMANAGER CORE BOND	1.55%	IB	$13.44	414
MULTIMANAGER CORE BOND	1.65%	IB	$12.31	1,131
MULTIMANAGER CORE BOND	1.70%	IB	$13.00	169

MULTIMANAGER TECHNOLOGY	0.30%	IB	$46.45	2
MULTIMANAGER TECHNOLOGY	1.00%	IB	$34.13	365
MULTIMANAGER TECHNOLOGY	1.10%	IB	$34.03	780
MULTIMANAGER TECHNOLOGY	1.20%	IB	$42.36	40
MULTIMANAGER TECHNOLOGY	1.25%	IB	$42.14	480
MULTIMANAGER TECHNOLOGY	1.30%	IB	$34.37	1,129
MULTIMANAGER TECHNOLOGY	1.30%	IB	$76.11	72
MULTIMANAGER TECHNOLOGY	1.55%	IB	$61.56	15
MULTIMANAGER TECHNOLOGY	1.65%	IB	$33.30	177
MULTIMANAGER TECHNOLOGY	1.65%	IB	$70.88	23

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	1.70%	IB	$33.15	41
MULTIMANAGER TECHNOLOGY	1.70%	IB	$59.53	15

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	0.30%	CLASS S	$13.56	1
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.10%	CLASS S	$12.46	69
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.20%	CLASS S	$12.44	16
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.25%	CLASS S	$12.38	21
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$12.32	108
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.65%	CLASS S	$11.91	16
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.70%	CLASS S	$11.85	19

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$ 8.63	9
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$10.23	281
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$10.20	372
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 7.87	48
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$ 7.83	317
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$ 8.27	916
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$ 7.98	29
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$ 7.86	277
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$ 7.81	136

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.00%	ADVISOR CLASS	$12.46	3
PIMCO EMERGING MARKETS BOND PORTFOLIO	0.30%	ADVISOR CLASS	$12.39	2
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$11.16	34
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$11.13	182
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$11.30	40
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$11.24	119
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$14.21	245
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$13.71	45
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$13.51	93
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$13.41	54

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$ 9.93	104
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$ 9.90	272
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$ 9.40	15
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$ 9.36	294

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$13.44	35
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$13.40	89
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$14.42	16

The accompanying notes are an integral part of these financial statements.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$14.35	138

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$11.66	7
PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$11.59	15
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$11.15	541
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$11.11	1,257
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$11.02	2,037
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.00	175
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$10.79	10

PRINCIPAL BLUE CHIP ACCOUNT	1.00%	CLASS 3	$10.72	76
PRINCIPAL BLUE CHIP ACCOUNT	1.25%	CLASS 3	$10.67	2

PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$10.11	—

PROFUND VP BEAR	1.30%	COMMON SHARES	$ 0.96	9
PROFUND VP BEAR	1.55%	COMMON SHARES	$ 0.92	13
PROFUND VP BEAR	1.65%	COMMON SHARES	$ 0.91	8

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$45.62	515
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$44.01	17
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$43.38	111
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$43.07	79

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$16.18	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$15.16	44
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$15.12	173
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$14.92	152

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$24.29	85
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$24.22	113
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$23.91	45

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$20.89	4
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$20.76	18
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$17.47	275
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$17.42	948
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$18.93	60
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$18.83	496

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$11.96	459
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$11.54	24
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$11.38	127
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$11.29	61

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 9.17	9
TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$ 9.11	2
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 8.22	146
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$ 8.20	1,348
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$ 8.31	282
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$ 8.26	929
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.39	2,738
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$10.02	156
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$ 9.88	648
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$ 9.81	646

The accompanying notes are an integral part of these financial statements.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANECK VIP EMERGING MARKETS BOND FUND	0.30%	INITIAL CLASS	$11.51	—
VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$10.79	44
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$10.50	8
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$10.45	30

VANECK VIP GLOBAL RESOURCES FUND	0.30%	CLASS S	$ 8.35	6
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$ 8.99	74
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$ 7.62	35
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$ 7.58	130
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$ 9.21	790
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$ 8.89	52
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$ 8.76	214
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$ 8.70	118

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$497,457	$1,431,642	$487,920	$234,941	$1,544,860	$1,407,148
Expenses:
Asset-based charges	59,055	408,575	331,368	167,468	3,352,566	281,452

Net Investment Income (Loss)	438,402	1,023,067	156,552	67,473	(1,807,706)	1,125,696

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,152,419)	(4,314,727)	1,189,301	(506,697)	27,307,202	(2,225,797)
Net realized gain distribution from the Portfolios	—	—	1,452,717	377,572	17,388,017	—

Net realized gain (loss)	(2,152,419)	(4,314,727)	2,642,018	(129,125)	44,695,219	(2,225,797)

Net change in unrealized appreciation (depreciation) of investments	4,139,592	4,981,370	(1,985,711)	1,084,864	2,253,884	3,532,234

Net Realized and Unrealized Gain (Loss) on Investments	1,987,173	666,643	656,307	955,739	46,949,103	1,306,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,425,575	$1,689,710	$812,859	$1,023,212	$45,141,397	$2,432,133

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$36,884	$1,630,644	$48,213	$789,075	$442,228	$224,457
Expenses:
Asset-based charges	70,516	1,350,532	25,370	321,381	193,861	277,089

Net Investment Income (Loss)	(33,632)	280,112	22,843	467,694	248,367	(52,632)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,906,957)	185,095	(240,651)	2,053,190	(7,231,712)	(3,340,490)
Net realized gain distribution from the Portfolios	—	90,356	37,098	—	—	1,718,104

Net realized gain (loss)	(2,906,957)	275,451	(203,553)	2,053,190	(7,231,712)	(1,622,386)

Net change in unrealized appreciation (depreciation) of investments	3,408,372	13,714,895	262,399	(2,738,528)	8,233,286	2,306,589

Net Realized and Unrealized Gain (Loss) on Investments	501,415	13,990,346	58,846	(685,338)	1,001,574	684,203

Net Increase (Decrease) in Net Assets Resulting from Operations	$467,783	$14,270,458	$81,689	$(217,644)	$1,249,941	$631,571

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$228,863	$103,412	$19,531	$88,440	$240,957	$2,420
Expenses:
Asset-based charges	223,296	155,843	32,300	118,993	204,849	88,671

Net Investment Income (Loss)	5,567	(52,431)	(12,769)	(30,553)	36,108	(86,251)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	766,928	570,505	(491,724)	(1,229,964)	(755,875)	(1,924,852)
Net realized gain distribution from the Portfolios	198,709	311,991	111,904	929,847	1,522,034	521,834

Net realized gain (loss)	965,637	882,496	(379,820)	(300,117)	766,159	(1,403,018)

Net change in unrealized appreciation (depreciation) of investments	1,529,984	2,476,987	627,573	1,943,876	1,102,290	2,616,011

Net Realized and Unrealized Gain (Loss) on Investments	2,495,621	3,359,483	247,753	1,643,759	1,868,449	1,212,993

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,501,188	$3,307,052	$234,984	$1,613,206	$1,904,557	$1,126,742

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$625,130	$2,627,903	$190,901	$5,345
Expenses:
Asset-based charges	70,904	53,947	207,398	1,471,466	297,510	250,434

Net Investment Income (Loss)	(70,904)	(53,947)	417,732	1,156,437	(106,609)	(245,089)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,381,172)	(1,296,842)	(2,335,044)	(10,274,931)	(2,131,671)	(7,106,374)
Net realized gain distribution from the Portfolios	187,190	—	—	5,174,340	2,119,713	258,510

Net realized gain (loss)	(1,193,982)	(1,296,842)	(2,335,044)	(5,100,591)	(11,958)	(6,847,864)

Net change in unrealized appreciation (depreciation) of investments	1,783,936	2,510,981	2,356,855	19,869,482	5,290,621	9,643,606

Net Realized and Unrealized Gain (Loss) on Investments	589,954	1,214,139	21,811	14,768,891	5,278,663	2,795,742

Net Increase (Decrease) in Net Assets Resulting from Operations	$519,050	$1,160,192	$439,543	$15,925,328	$5,172,054	$2,550,653

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$594,654	$338,208	$90,070	$770,725	$1,122,176	$2,407,024
Expenses:
Asset-based charges	538,291	159,170	65,108	815,054	496,123	1,258,470

Net Investment Income (Loss)	56,363	179,038	24,962	(44,329)	626,053	1,148,554

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,056,618)	(5,108,082)	(317,853)	(1,726,922)	(5,103,830)	(15,231,651)
Net realized gain distribution from the Portfolios	2,776,727	—	589,637	—	—	—

Net realized gain (loss)	1,720,109	(5,108,082)	271,784	(1,726,922)	(5,103,830)	(15,231,651)

Net change in unrealized appreciation (depreciation) of investments	9,391,671	6,893,581	35,570	10,362,199	5,558,172	24,247,563

Net Realized and Unrealized Gain (Loss) on Investments	11,111,780	1,785,499	307,354	8,635,277	454,342	9,015,912

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,168,143	$1,964,537	$332,316	$8,590,948	$1,080,395	$10,164,466

The accompanying notes are an integral part of these financial statements.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$148,189	$1,675	$387,391	$5,217,186	$108,522
Expenses:
Asset-based charges	951,697	296,191	100,512	259,773	1,161,391	91,400

Net Investment Income (Loss)	(951,697)	(148,002)	(98,837)	127,618	4,055,795	17,122

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(11,883,610)	3,401,249	(162,159)	(1,944,041)	(12,179,568)	(1,603,515)
Net realized gain distribution from the Portfolios	1,215,179	591,333	48,237	—	—	—

Net realized gain (loss)	(10,668,431)	3,992,582	(113,922)	(1,944,041)	(12,179,568)	(1,603,515)

Net change in unrealized appreciation (depreciation) of investments	38,956,436	(215,626)	1,014,580	4,033,683	15,947,305	2,525,508

Net Realized and Unrealized Gain (Loss) on Investments	28,288,005	3,776,956	900,658	2,089,642	3,767,737	921,993

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,336,308	$3,628,954	$801,821	$2,217,260	$7,823,532	$939,115

The accompanying notes are an integral part of these financial statements.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,912,625	$470,898	$1,317,152	$512,274	$3,704,312	$6,765,976
Expenses:
Asset-based charges	699,387	595,204	1,732,726	591,340	4,987,246	10,110,641

Net Investment Income (Loss)	4,213,238	(124,306)	(415,574)	(79,066)	(1,282,934)	(3,344,665)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,341,226)	(145,972)	7,552,837	(5,840,561)	3,709,290	8,756,630
Net realized gain distribution from the Portfolios	—	1,087,537	6,883,253	384,172	—	—

Net realized gain (loss)	(2,341,226)	941,565	14,436,090	(5,456,389)	3,709,290	8,756,630

Net change in unrealized appreciation (depreciation) of investments	3,810,158	4,617,663	12,124,476	11,243,842	51,822,568	89,332,042

Net Realized and Unrealized Gain (Loss) on Investments	1,468,932	5,559,228	26,560,566	5,787,453	55,531,858	98,088,672

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,682,170	$5,434,922	$26,144,992	$5,708,387	$54,248,924	$94,744,007

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,037,033	$650,975	$274,718	$619	$463,497	$49,571,009
Expenses:
Asset-based charges	20,928,081	286,528	1,427,654	1,931	418,137	52,273,088

Net Investment Income (Loss)	(5,891,048)	364,447	(1,152,936)	(1,312)	45,360	(2,702,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(113,732,154)	(298,070)	(27,970,843)	9,420	(7,418,916)	(38,748,528)
Net realized gain distribution from the Portfolios	4,067,155	—	173,406	—	1,008,334	84,375,462

Net realized gain (loss)	(109,664,999)	(298,070)	(27,797,437)	9,420	(6,410,582)	45,626,934

Net change in unrealized appreciation (depreciation) of investments	273,714,608	733,333	45,457,728	26,733	11,845,063	544,339,964

Net Realized and Unrealized Gain (Loss) on Investments	164,049,609	435,263	17,660,291	36,153	5,434,481	589,966,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$158,158,561	$799,710	$16,507,355	$34,841	$5,479,841	$587,264,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,896,421	$2,301,522	$1,265,245	$29,995,150	$47,306	$—
Expenses:
Asset-based charges	2,018,087	1,876,049	1,024,515	27,893,646	210,968	951,725

Net Investment Income (Loss)	878,334	425,473	240,730	2,101,504	(163,662)	(951,725)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(25,726,422)	1,834,341	(3,915,381)	(86,999,399)	(253,007)	(2,816,538)
Net realized gain distribution from the Portfolios	2,702,415	5,168,889	—	18,896,282	688,533	2,408,389

Net realized gain (loss)	(23,024,007)	7,003,230	(3,915,381)	(68,103,117)	435,526	(408,149)

Net change in unrealized appreciation (depreciation) of investments	41,714,029	(1,282,654)	14,122,421	284,114,024	2,403,874	26,245,557

Net Realized and Unrealized Gain (Loss) on Investments	18,690,022	5,720,576	10,207,040	216,010,907	2,839,400	25,837,408

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,568,356	$6,146,049	$10,447,770	$218,112,411	$2,675,738	$24,885,683

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$89,527	$1,256,165	$1,201,754	$13,929,405	$8,133,864	$5,078,367
Expenses:
Asset-based charges	179,402	1,398,628	619,624	12,392,293	6,947,652	3,363,189

Net Investment Income (Loss)	(89,875)	(142,463)	582,130	1,537,112	1,186,212	1,715,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(330,450)	4,495,406	(8,404,221)	(93,217,906)	(65,474,496)	(25,104,972)
Net realized gain distribution from the Portfolios	—	4,673,638	435,026	11,614,228	926,389	—

Net realized gain (loss)	(330,450)	9,169,044	(7,969,195)	(81,603,678)	(64,548,107)	(25,104,972)

Net change in unrealized appreciation (depreciation) of investments	3,448,692	14,438,696	10,788,551	164,695,068	95,721,175	30,801,171

Net Realized and Unrealized Gain (Loss) on Investments	3,118,242	23,607,740	2,819,356	83,091,390	31,173,068	5,696,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,028,367	$23,465,277	$3,401,486	$84,628,502	$32,359,280	$7,411,377

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,454,831	$185,891	$6,094,023	$779,382	$3,215,838	$1,849,631
Expenses:
Asset-based charges	852,331	96,062	7,066,107	2,434,101	2,824,454	2,233,255

Net Investment Income (Loss)	602,500	89,829	(972,084)	(1,654,719)	391,384	(383,624)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	634,217	(1,107,813)	91,458,244	19,008,722	(17,366,469)	30,379,614
Net realized gain distribution from the Portfolios	—	—	4,879,066	4,217,885	—	636,219

Net realized gain (loss)	634,217	(1,107,813)	96,337,310	23,226,607	(17,366,469)	31,015,833

Net change in unrealized appreciation (depreciation) of investments	645,711	1,659,483	25,836,569	25,320,712	38,505,598	(12,996,052)

Net Realized and Unrealized Gain (Loss) on Investments	1,279,928	551,670	122,173,879	48,547,319	21,139,129	18,019,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,882,428	$641,499	$121,201,795	$46,892,600	$21,530,513	$17,636,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$60,711	$65,684	$5,498,776	$175,471	$14,421,701	$49,340,555
Expenses:
Asset-based charges	82,598	112,031	3,209,916	376,715	8,493,910	50,275,604

Net Investment Income (Loss)	(21,887)	(46,347)	2,288,860	(201,244)	5,927,791	(935,049)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(894,381)	(941,685)	(11,241,642)	(98,865)	(44,820,124)	(160,359,141)
Net realized gain distribution from the Portfolios	170,092	309,365	—	910,384	—	80,070,151

Net realized gain (loss)	(724,289)	(632,320)	(11,241,642)	811,519	(44,820,124)	(80,288,990)

Net change in unrealized appreciation (depreciation) of investments	1,383,061	2,024,690	45,754,782	1,684,002	112,802,649	584,026,854

Net Realized and Unrealized Gain (Loss) on Investments	658,772	1,392,370	34,513,140	2,495,521	67,982,525	503,737,864

Net Increase (Decrease) in Net Assets Resulting from Operations	$636,885	$1,346,023	$36,802,000	$2,294,277	$73,910,316	$502,802,815

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,305,995	$131,895	$1,937,991	$1,279,400	$34,951	$779,016
Expenses:
Asset-based charges	1,201,624	111,386	849,310	853,078	25,262	734,613

Net Investment Income (Loss)	1,104,371	20,509	1,088,681	426,322	9,689	44,403

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(7,864,543)	19,821	3,127,224	4,209,068	24,435	3,877,370
Net realized gain distribution from the Portfolios	—	59,294	—	—	—	3,818,442

Net realized gain (loss)	(7,864,543)	79,115	3,127,224	4,209,068	24,435	7,695,812

Net change in unrealized appreciation (depreciation) of investments	8,852,671	975,894	6,258,664	3,849,362	239,947	(2,752,716)

Net Realized and Unrealized Gain (Loss) on Investments	988,128	1,055,009	9,385,888	8,058,430	264,382	4,943,096

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,092,499	$1,075,518	$10,474,569	$8,484,752	$274,071	$4,987,499

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$242	$946,814	$4,765,197	$5,076,023	$28,122	$9,906,446
Expenses:
Asset-based charges	992,493	621,057	4,092,397	2,800,381	1,185,410	5,575,853

Net Investment Income (Loss)	(992,251)	325,757	672,800	2,275,642	(1,157,288)	4,330,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,037,589	(1,554,781)	5,342,157	(12,552,975)	(1,221,771)	(16,687,776)
Net realized gain distribution from the Portfolios	625,377	1,204,337	—	—	6,029,494	—

Net realized gain (loss)	9,662,966	(350,444)	5,342,157	(12,552,975)	4,807,723	(16,687,776)

Net change in unrealized appreciation (depreciation) of investments	11,954,881	3,748,015	23,811,895	38,291,348	9,029,194	62,272,149

Net Realized and Unrealized Gain (Loss) on Investments	21,617,847	3,397,571	29,154,052	25,738,373	13,836,917	45,584,373

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,625,596	$3,723,328	$29,826,852	$28,014,015	$12,679,629	$49,914,966

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,390,489	$90,908	$318,163	$57,040	$1,133,422
Expenses:
Asset-based charges	3,715,382	1,201,419	82,013	1,726,572	221,308	887,567

Net Investment Income (Loss)	(3,715,382)	189,070	8,895	(1,408,409)	(164,268)	245,855

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,457,581	(6,899,517)	(500,206)	(3,840,475)	(4,627,042)	1,113,561
Net realized gain distribution from the Portfolios	42,298,769	4,689,773	428,336	5,439,425	1,249,218	2,069,414

Net realized gain (loss)	44,756,350	(2,209,744)	(71,870)	1,598,950	(3,377,824)	3,182,975

Net change in unrealized appreciation (depreciation) of investments	63,914,463	10,974,978	1,091,926	45,275,859	8,267,026	2,887,187

Net Realized and Unrealized Gain (Loss) on Investments	108,670,813	8,765,234	1,020,056	46,874,809	4,889,202	6,070,162

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,955,431	$8,954,304	$1,028,951	$45,466,400	$4,724,934	$6,316,017

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$352,339	$2,067,292	$—	$1,270,198	$2,243,212	$—
Expenses:
Asset-based charges	313,206	735,259	1,841,573	1,347,469	2,448,405	779,685

Net Investment Income (Loss)	39,133	1,332,033	(1,841,573)	(77,271)	(205,193)	(779,685)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(800,712)	(4,841,235)	(4,479,779)	(7,055,991)	22,549,019	7,956,247
Net realized gain distribution from the Portfolios	1,188,024	48,235	6,262,282	3,844,580	3,088,812	586,925

Net realized gain (loss)	387,312	(4,793,000)	1,782,503	(3,211,411)	25,637,831	8,543,172

Net change in unrealized appreciation (depreciation) of investments	2,132,907	13,517,985	49,017,988	16,036,115	2,058,895	2,754,072

Net Realized and Unrealized Gain (Loss) on Investments	2,520,219	8,724,985	50,800,491	12,824,704	27,696,726	11,297,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,559,352	$10,057,018	$48,958,918	$12,747,433	$27,491,533	$10,517,559

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,035,387	$1,212,107	$164,452	$3,769,864	$61,107,701
Expenses:
Asset-based charges	2,033,622	689,758	1,529,489	167,034	2,451,485	60,412,597

Net Investment Income (Loss)	(2,033,622)	345,629	(317,382)	(2,582)	1,318,379	695,104

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,899,630)	3,974,420	(2,818,488)	(481,708)	(39,099,035)	(301,309,477)
Net realized gain distribution from the Portfolios	—	935,960	4,795,190	554,122	4,354,424	103,947,788

Net realized gain (loss)	(1,899,630)	4,910,380	1,976,702	72,414	(34,744,611)	(197,361,689)

Net change in unrealized appreciation (depreciation) of investments	68,027,933	(7,391,416)	14,502,876	1,154,987	53,931,986	730,205,280

Net Realized and Unrealized Gain (Loss) on Investments	66,128,303	(2,481,036)	16,479,578	1,227,401	19,187,375	532,843,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,094,681	$(2,135,407)	$16,162,196	$1,224,819	$20,505,754	$533,538,695

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,344,722	$11,017,629	$96	$395,619	$376,359	$4,107,946
Expenses:
Asset-based charges	984,358	2,740,405	86,165	374,592	479,657	2,061,601

Net Investment Income (Loss)	360,364	8,277,224	(86,069)	21,027	(103,298)	2,046,345

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(18,327,987)	(9,397)	(2,556,385)	(10,017,101)	(4,183,792)	(22,508,959)
Net realized gain distribution from the Portfolios	2,448,814	—	—	169,054	445,340	—

Net realized gain (loss)	(15,879,173)	(9,397)	(2,556,385)	(9,848,047)	(3,738,452)	(22,508,959)

Net change in unrealized appreciation (depreciation) of investments	26,571,202	9,397	4,410,115	10,653,732	4,505,385	26,929,163

Net Realized and Unrealized Gain (Loss) on Investments	10,692,029	—	1,853,730	805,685	766,933	4,420,204

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,052,393	$8,277,224	$1,767,661	$826,712	$663,635	$6,466,549

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,112,292	$245,455	$884,799	$—	$52,834,956	$1,229,053
Expenses:
Asset-based charges	692,705	171,446	957,639	2,042,296	35,112,363	1,481,035

Net Investment Income (Loss)	1,419,587	74,009	(72,840)	(2,042,296)	17,722,593	(251,982)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(242,859)	(1,636,509)	(8,613,431)	21,829,577	11,125,259	(13,394,014)
Net realized gain distribution from the Portfolios	—	—	2,554,888	3,712,814	11,280,602	192,925

Net realized gain (loss)	(242,859)	(1,636,509)	(6,058,543)	25,542,391	22,405,861	(13,201,089)

Net change in unrealized appreciation (depreciation) of investments	1,177,239	1,817,785	17,168,096	(20,007,935)	108,212,099	31,710,206

Net Realized and Unrealized Gain (Loss) on Investments	934,380	181,276	11,109,553	5,534,456	130,617,960	18,509,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,353,967	$255,285	$11,036,713	$3,492,160	$148,340,553	$18,257,135

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$971,254	$494,356	$55,195	$64,713	$1,796,909	$—
Expenses:
Asset-based charges	411,994	249,053	36,847	19,586	355,541	292,495

Net Investment Income (Loss)	559,260	245,303	18,348	45,127	1,441,368	(292,495)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,155,570	(1,213,838)	73,248	6,216	(3,956,019)	(8,527,800)
Net realized gain distribution from the Portfolios	—	—	—	—	—	—

Net realized gain (loss)	4,155,570	(1,213,838)	73,248	6,216	(3,956,019)	(8,527,800)

Net change in unrealized appreciation (depreciation) of investments	(3,410,508)	2,502,404	318,102	211,726	5,925,831	12,293,546

Net Realized and Unrealized Gain (Loss) on Investments	745,062	1,288,566	391,350	217,942	1,969,812	3,765,746

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,304,322	$1,533,869	$409,698	$263,069	$3,411,180	$3,473,251

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,487	$18,788	$16,638	$13,751	$39,531	$366,438
Expenses:
Asset-based charges	8,408	8,584	8,690	7,117	23,800	1,242,806

Net Investment Income (Loss)	2,079	10,204	7,948	6,634	15,731	(876,368)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	38,446	(90,064)	(84,114)	8,082	(101,000)	(3,852,961)
Net realized gain distribution from the Portfolios	—	11,337	4,233	—	—	2,743,596

Net realized gain (loss)	38,446	(78,727)	(79,881)	8,082	(101,000)	(1,109,365)

Net change in unrealized appreciation (depreciation) of investments	41,125	115,793	129,397	62,529	269,082	14,185,938

Net Realized and Unrealized Gain (Loss) on Investments	79,571	37,066	49,516	70,611	168,082	13,076,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,650	$47,270	$57,464	$77,245	$183,813	$12,200,205

The accompanying notes are an integral part of these financial statements.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,337,630	$239,778	$1,188,570	$271,523	$4,996,598	$98,180
Expenses:
Asset-based charges	1,873,527	86,848	680,574	247,661	1,219,669	30,814

Net Investment Income (Loss)	4,464,103	152,930	507,996	23,862	3,776,929	67,366

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(12,034,875)	(6,669)	(4,862,776)	(3,628,990)	(2,405,980)	(7,420)
Net realized gain distribution from the Portfolios	—	211,323	939,102	315,175	6,057,475	62,461

Net realized gain (loss)	(12,034,875)	204,654	(3,923,674)	(3,313,815)	3,651,495	55,041

Net change in unrealized appreciation (depreciation) of investments	18,853,925	151,547	7,955,089	5,621,054	(789,739)	(45,288)

Net Realized and Unrealized Gain (Loss) on Investments	6,819,050	356,201	4,031,415	2,307,239	2,861,756	9,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,283,153	$509,131	$4,539,411	$2,331,101	$6,638,685	$77,119

The accompanying notes are an integral part of these financial statements.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED- RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$189,369	$—	$808,145	$389,406	$—	$2,044,340
Expenses:
Asset-based charges	786,972	163,261	678,083	304,518	113,258	506,954

Net Investment Income (Loss)	(597,603)	(163,261)	130,062	84,888	(113,258)	1,537,386

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,414,522)	(3,073,564)	(1,826,065)	(2,234,205)	(2,369,863)	(4,427,816)
Net realized gain distribution from the Portfolios	403,140	—	3,838,509	1,182,226	—	—

Net realized gain (loss)	(2,011,382)	(3,073,564)	2,012,444	(1,051,979)	(2,369,863)	(4,427,816)

Net change in unrealized appreciation (depreciation) of investments	13,587,421	3,940,742	991,434	2,860,301	2,639,575	6,170,794

Net Realized and Unrealized Gain (Loss) on Investments	11,576,039	867,178	3,003,878	1,808,322	269,712	1,742,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,978,436	$703,917	$3,133,940	$1,893,210	$156,454	$3,280,364

The accompanying notes are an integral part of these financial statements.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,892	$—	$5,750,154	$2,286,750	$7,523,151	$66,010
Expenses:
Asset-based charges	138,216	335,215	3,626,008	702,321	1,837,794	182,069

Net Investment Income (Loss)	(134,324)	(335,215)	2,124,146	1,584,429	5,685,357	(116,059)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,540,453)	(5,089,229)	12,531,349	(8,573,121)	(17,015,957)	148,263
Net realized gain distribution from the Portfolios	—	538,288	—	—	—	804,258

Net realized gain (loss)	(2,540,453)	(4,550,941)	12,531,349	(8,573,121)	(17,015,957)	952,521

Net change in unrealized appreciation (depreciation) of investments	3,845,995	8,559,905	26,823,970	9,541,587	18,950,150	1,425,168

Net Realized and Unrealized Gain (Loss) on Investments	1,305,542	4,008,964	39,355,319	968,466	1,934,193	2,377,689

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,171,218	$3,673,749	$41,479,465	$2,552,895	$7,619,550	$2,261,630

The accompanying notes are an integral part of these financial statements.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,047	$667,838	$58,449	$1,426,864	$—	$—
Expenses:
Asset-based charges	257,600	523,048	220,576	721,829	1,259,514	40,085

Net Investment Income (Loss)	(248,553)	144,790	(162,127)	705,035	(1,259,514)	(40,085)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,256,656)	1,644,001	(4,472,392)	(7,867,334)	(23,215,948)	(381,176)
Net realized gain distribution from the Portfolios	978,074	3,347,570	351,930	—	5,239,299	—

Net realized gain (loss)	(278,582)	4,991,571	(4,120,462)	(7,867,334)	(17,976,649)	(381,176)

Net change in unrealized appreciation (depreciation) of investments	4,199,762	(2,313,597)	8,973,055	8,557,916	58,485,637	822,569

Net Realized and Unrealized Gain (Loss) on Investments	3,921,180	2,677,974	4,852,593	690,582	40,508,988	441,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,672,627	$2,822,764	$4,690,466	$1,395,617	$39,249,474	$401,308

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,836,152	$577,253	$140,923	$79,894	$2,092,924	$—
Expenses:
Asset-based charges	298,866	135,755	74,322	42,185	471,955	7,197

Net Investment Income (Loss)	3,537,286	441,498	66,601	37,709	1,620,969	(7,197)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,764,582)	(2,313,351)	(905,092)	(684,461)	(2,617,756)	8,047
Net realized gain distribution from the Portfolios	—	—	71,827	—	—	—

Net realized gain (loss)	(5,764,582)	(2,313,351)	(833,265)	(684,461)	(2,617,756)	8,047

Net change in unrealized appreciation (depreciation) of investments	(100,592)	2,803,493	1,015,049	1,061,797	3,725,666	231,273

Net Realized and Unrealized Gain (Loss) on Investments	(5,865,174)	490,142	181,784	377,336	1,107,910	239,320

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,327,888)	$931,640	$248,385	$415,045	$2,728,879	$232,123

The accompanying notes are an integral part of these financial statements.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19	$252	$—	$81,247	$39,105	$583,412
Expenses:
Asset-based charges	11	1,131	455,445	59,012	54,144	333,757

Net Investment Income (Loss)	8	(879)	(455,445)	22,235	(15,039)	249,655

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(145)	(13,666)	(2,326,959)	(253,880)	(212,244)	(684,681)
Net realized gain distribution from the Portfolios	47	—	4,788,396	—	—	1,322,009

Net realized gain (loss)	(98)	(13,666)	2,461,437	(253,880)	(212,244)	637,328

Net change in unrealized appreciation (depreciation) of investments	183	238	384,174	1,035,384	1,463,390	1,582,241

Net Realized and Unrealized Gain (Loss) on Investments	85	(13,428)	2,845,611	781,504	1,251,146	2,219,569

Net Increase (Decrease) in Net Assets Resulting from Operations	$93	$(14,307)	$2,390,166	$803,739	$1,236,107	$2,469,224

The accompanying notes are an integral part of these financial statements.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$171,008	$—	$35,042	$354,667
Expenses:
Asset-based charges	113,959	908,112	9,681	191,410

Net Investment Income (Loss)	57,049	(908,112)	25,361	163,257

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,021,676)	(15,930,522)	(75,788)	3,080,322
Net realized gain distribution from the Portfolios	6,203	—	—	—

Net realized gain (loss)	(2,015,473)	(15,930,522)	(75,788)	3,080,322

Net change in unrealized appreciation (depreciation) of investments	2,812,197	17,613,762	134,512	(4,050,439)

Net Realized and Unrealized Gain (Loss) on Investments	796,724	1,683,240	58,724	(970,117)

Net Increase (Decrease) in Net Assets Resulting from Operations	$853,773	$775,128	$84,085	$(806,860)

The accompanying notes are an integral part of these financial statements.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$438,402	$184,021	$1,023,067	$665,956	$156,552	$129,684
Net realized gain (loss)	(2,152,419)	(564,434)	(4,314,727)	(536,586)	2,642,018	1,768,407
Net change in unrealized appreciation (depreciation) of investments	4,139,592	(4,477,400)	4,981,370	(5,885,107)	(1,985,711)	(1,448,675)

Net increase (decrease) in net assets resulting from operations	2,425,575	(4,857,813)	1,689,710	(5,755,737)	812,859	449,416

From Contractowners Transactions:
Payments received from contractowners	127,146	592,797	1,256,307	3,307,613	416,612	1,791,456
Transfers between Variable Investment Options including guaranteed interest account, net	81,386	(177,176)	1,937,821	(1,160,114)	(793,173)	1,090,910
Redemptions for contract benefits and terminations	(496,890)	(250,949)	(3,971,957)	(3,226,536)	(3,152,944)	(2,742,350)
Contract maintenance charges	(2,509)	(583)	(3,173)	(3,332)	(37,610)	(58,253)

Net increase (decrease) in net assets resulting from contractowners transactions	(290,867)	164,089	(781,002)	(1,082,369)	(3,567,115)	81,763

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	200	292	—	—	—

Net Increase (Decrease) in Net Assets	2,134,708	(4,693,524)	909,000	(6,838,106)	(2,754,256)	531,179
Net Assets — Beginning of Year or Period	18,168,149	22,861,673	33,483,349	40,321,455	26,692,924	26,161,745

Net Assets — End of Year or Period	$20,302,857	$18,168,149	$34,392,349	$33,483,349	$23,938,668	$26,692,924

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$67,473	$(137,299)	$(1,807,706)	$(2,127,105)	$1,125,696	$920,141
Net realized gain (loss)	(129,125)	218,337	44,695,219	18,026,518	(2,225,797)	(373,590)
Net change in unrealized appreciation (depreciation) of investments	1,084,864	(1,217,209)	2,253,884	(52,340,627)	3,532,234	(3,443,826)

Net increase (decrease) in net assets resulting from operations	1,023,212	(1,136,171)	45,141,397	(36,441,214)	2,432,133	(2,897,275)

From Contractowners Transactions:
Payments received from contractowners	561,842	696,680	5,753,996	9,766,659	1,082,863	2,178,984
Transfers between Variable Investment Options including guaranteed interest account, net	(47,378)	(184,891)	(1,601,800)	(4,507,552)	1,408,880	(742,956)
Redemptions for contract benefits and terminations	(1,650,849)	(2,055,933)	(35,043,119)	(30,390,598)	(2,852,525)	(2,062,106)
Contract maintenance charges	(1,685)	(1,738)	(36,154)	(36,662)	(3,289)	(3,312)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,138,070)	(1,545,882)	(30,927,077)	(25,168,153)	(364,071)	(629,390)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	(9)	149	196	—

Net Increase (Decrease) in Net Assets	(114,858)	(2,682,053)	14,214,311	(61,609,218)	2,068,258	(3,526,665)
Net Assets — Beginning of Year or Period	13,241,996	15,924,049	248,860,779	310,469,997	22,273,110	25,799,775

Net Assets — End of Year or Period	$13,127,138	$13,241,996	$263,075,090	$248,860,779	$24,341,368	$22,273,110

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*(a)		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(33,632)	$(64,671)	$280,112	$430,084	$22,843	$18,712
Net realized gain (loss)	(2,906,957)	(1,306,116)	275,451	820,873	(203,553)	(393)
Net change in unrealized appreciation (depreciation) of investments	3,408,372	(879,252)	13,714,895	(13,893,116)	262,399	(216,678)

Net increase (decrease) in net assets resulting from operations	467,783	(2,250,039)	14,270,458	(12,642,159)	81,689	(198,359)

From Contractowners Transactions:
Payments received from contractowners	317,846	1,269,921	4,149,731	11,303,143	105,894	315,347
Transfers between Variable Investment Options including guaranteed interest account, net	224,140	(926,039)	2,682,229	31,010,771	236,415	347,021
Redemptions for contract benefits and terminations	(444,022)	(222,687)	(3,742,785)	(2,682,896)	(102,918)	(125,343)
Contract maintenance charges	(1,126)	(895)	(1,710,119)	(1,052,065)	(242)	(136)

Net increase (decrease) in net assets resulting from contractowners transactions	96,838	120,300	1,379,056	38,578,953	239,149	536,889

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	69	—	1,048	6,982	11	27

Net Increase (Decrease) in Net Assets	564,690	(2,129,739)	15,650,562	25,943,776	320,849	338,557
Net Assets — Beginning of Year or Period	6,098,952	8,228,691	96,003,430	70,059,654	1,982,639	1,644,082

Net Assets — End of Year or Period	$6,663,642	$6,098,952	$111,653,992	$96,003,430	$2,303,488	$1,982,639

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$467,694	$738,879	$248,367	$(187,206)	$(52,632)	$(233,325)
Net realized gain (loss)	2,053,190	1,590,072	(7,231,712)	(2,676,406)	(1,622,386)	2,117,918
Net change in unrealized appreciation (depreciation) of investments	(2,738,528)	1,902,821	8,233,286	(2,460,364)	2,306,589	(2,493,005)

Net increase (decrease) in net assets resulting from operations	(217,644)	4,231,772	1,249,941	(5,323,976)	631,571	(608,412)

From Contractowners Transactions:
Payments received from contractowners	1,038,820	2,148,812	985,261	2,048,531	761,403	2,705,786
Transfers between Variable Investment Options including guaranteed interest account, net	(4,867,442)	11,474,046	310,776	1,362,360	(3,020,145)	(4,533,755)
Redemptions for contract benefits and terminations	(2,926,912)	(1,279,030)	(1,949,129)	(1,521,199)	(3,068,556)	(1,984,103)
Contract maintenance charges	(3,390)	(2,443)	(4,452)	(3,401)	(83,004)	(113,643)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,758,924)	12,341,385	(657,544)	1,886,291	(5,410,302)	(3,925,715)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(125)	277	—	397	313	—

Net Increase (Decrease) in Net Assets	(6,976,693)	16,573,434	592,397	(3,437,288)	(4,778,418)	(4,534,127)
Net Assets — Beginning of Year or Period	29,441,309	12,867,875	15,837,850	19,275,138	24,783,678	29,317,805

Net Assets — End of Year or Period	$22,464,616	$29,441,309	$16,430,247	$15,837,850	$20,005,260	$24,783,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$5,567	$(13,507)	$(52,431)	$(74,841)	$(12,769)	$40,436
Net realized gain (loss)	965,637	1,087,729	882,496	766,234	(379,820)	167,532
Net change in unrealized appreciation (depreciation) of investments	1,529,984	(4,746,665)	2,476,987	(4,958,108)	627,573	(912,328)

Net increase (decrease) in net assets resulting from operations	2,501,188	(3,672,443)	3,307,052	(4,266,715)	234,984	(704,360)

From Contractowners Transactions:
Payments received from contractowners	545,879	1,277,128	496,474	1,745,145	763	36,769
Transfers between Variable Investment Options including guaranteed interest account, net	(754,576)	364,287	(350,495)	(1,461,459)	(137,269)	(2,746)
Redemptions for contract benefits and terminations	(2,054,643)	(1,327,510)	(1,629,695)	(949,322)	(230,328)	(725,370)
Contract maintenance charges	(92,601)	(145,562)	(19,149)	(26,724)	(449)	(464)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,355,941)	168,343	(1,502,865)	(692,360)	(367,283)	(691,811)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(7)	148	—	—	—	—

Net Increase (Decrease) in Net Assets	145,240	(3,503,952)	1,804,187	(4,959,075)	(132,299)	(1,396,171)
Net Assets — Beginning of Year or Period	18,153,615	21,657,567	13,281,801	18,240,876	2,318,647	3,714,818

Net Assets — End of Year or Period	$18,298,855	$18,153,615	$15,085,988	$13,281,801	$2,186,348	$2,318,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AB VPS DISCOVERY VALUE PORTFOLIO**		AB VPS RELATIVE VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(30,553)	$(26,556)	$36,108	$(961)	$(86,251)	$(92,689)
Net realized gain (loss)	(300,117)	1,736,335	766,159	3,670,003	(1,403,018)	469,530
Net change in unrealized appreciation (depreciation) of investments	1,943,876	(3,890,012)	1,102,290	(4,866,674)	2,616,011	(3,407,098)

Net increase (decrease) in net assets resulting from operations	1,613,206	(2,180,233)	1,904,557	(1,197,632)	1,126,742	(3,030,257)

From Contractowners Transactions:
Payments received from contractowners	245,687	1,402,483	423,798	2,563,676	160,532	2,436,476
Transfers between Variable Investment Options including guaranteed interest account, net	(557,290)	997,908	(854,909)	(999,108)	(36,466)	(1,891,948)
Redemptions for contract benefits and terminations	(1,003,539)	(554,369)	(2,065,399)	(2,834,954)	(1,104,813)	(681,447)
Contract maintenance charges	(1,766)	(1,662)	(2,295)	(2,080)	(3,758)	(3,473)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,316,908)	1,844,360	(2,498,805)	(1,272,466)	(984,505)	(140,392)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(9)	184	—	301	—	—

Net Increase (Decrease) in Net Assets	296,289	(335,689)	(594,248)	(2,469,797)	142,237	(3,170,649)
Net Assets — Beginning of Year or Period	11,199,767	11,535,456	19,618,234	22,088,031	8,293,326	11,463,975

Net Assets — End of Year or Period	$11,496,056	$11,199,767	$19,023,986	$19,618,234	$8,435,563	$8,293,326

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**		ALPS GLOBAL OPPORTUNITY PORTFOLIO		AMERICAN CENTURY VP INFLATION PROTECTION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(70,904)	$(81,954)	$(53,947)	$586,203	$417,732	$838,317
Net realized gain (loss)	(1,193,982)	941,125	(1,296,842)	469,744	(2,335,044)	54,041
Net change in unrealized appreciation (depreciation) of investments	1,783,936	(3,101,590)	2,510,981	(3,056,025)	2,356,855	(4,040,687)

Net increase (decrease) in net assets resulting from operations	519,050	(2,242,419)	1,160,192	(2,000,078)	439,543	(3,148,329)

From Contractowners Transactions:
Payments received from contractowners	44,363	54,159	42,608	98,556	450,949	4,043,475
Transfers between Variable Investment Options including guaranteed interest account, net	(68,436)	(86,336)	(247,463)	245,883	(355,282)	865,379
Redemptions for contract benefits and terminations	(726,901)	(602,526)	(704,085)	(395,992)	(2,362,734)	(2,103,258)
Contract maintenance charges	(745)	(828)	(727)	(717)	(2,657)	(1,648)

Net increase (decrease) in net assets resulting from contractowners transactions	(751,719)	(635,531)	(909,667)	(52,270)	(2,269,724)	2,803,948

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	150

Net Increase (Decrease) in Net Assets	(232,669)	(2,877,950)	250,525	(2,052,348)	(1,830,181)	(344,231)
Net Assets — Beginning of Year or Period	5,140,437	8,018,387	4,682,173	6,734,521	20,043,721	20,387,952

Net Assets — End of Year or Period	$4,907,768	$5,140,437	$4,932,698	$4,682,173	$18,213,540	$20,043,721

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,156,437	$735,427	$(106,609)	$(171,714)	$(245,089)	$(274,482)
Net realized gain (loss)	(5,100,591)	14,379,865	(11,958)	3,144,459	(6,847,864)	6,440,369
Net change in unrealized appreciation (depreciation) of investments	19,869,482	(37,223,068)	5,290,621	(11,595,624)	9,643,606	(14,893,148)

Net increase (decrease) in net assets resulting from operations	15,925,328	(22,107,776)	5,172,054	(8,622,879)	2,550,653	(8,727,261)

From Contractowners Transactions:
Payments received from contractowners	4,536,682	12,782,240	1,710,867	2,536,176	825,132	1,062,382
Transfers between Variable Investment Options including guaranteed interest account, net	3,657,057	(2,980,875)	(176,275)	230,646	546,661	(79,539)
Redemptions for contract benefits and terminations	(14,728,424)	(9,827,769)	(3,725,594)	(1,829,175)	(2,523,640)	(2,270,868)
Contract maintenance charges	(10,376)	(5,882)	(7,295)	(4,203)	(3,362)	(2,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,545,061)	(32,286)	(2,198,297)	933,444	(1,155,209)	(1,290,595)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	118	476	—	—	575

Net Increase (Decrease) in Net Assets	9,380,267	(22,139,944)	2,974,233	(7,689,435)	1,395,444	(10,017,281)
Net Assets — Beginning of Year or Period	127,370,717	149,510,661	25,709,273	33,398,708	18,386,595	28,403,876

Net Assets — End of Year or Period	$136,750,984	$127,370,717	$28,683,506	$25,709,273	$19,782,039	$18,386,595

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$56,363	$5,900	$179,038	$233,118	$24,962	$35,967
Net realized gain (loss)	1,720,109	5,239,043	(5,108,082)	4,228,242	271,784	212,153
Net change in unrealized appreciation (depreciation) of investments	9,391,671	(15,426,565)	6,893,581	(7,140,150)	35,570	(1,182,326)

Net increase (decrease) in net assets resulting from operations	11,168,143	(10,181,622)	1,964,537	(2,678,790)	332,316	(934,206)

From Contractowners Transactions:
Payments received from contractowners	2,102,497	4,912,913	1,037,790	2,543,702	57,307	79,116
Transfers between Variable Investment Options including guaranteed interest account, net	(1,069,271)	877,357	(170,018)	(674,434)	441,618	66,498
Redemptions for contract benefits and terminations	(5,846,546)	(4,221,495)	(1,468,228)	(952,483)	(1,533,683)	(990,953)
Contract maintenance charges	(14,884)	(15,212)	(2,073)	(1,086)	(517)	(535)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,828,204)	1,553,563	(602,529)	915,699	(1,035,275)	(845,874)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	150	—	—	—	—

Net Increase (Decrease) in Net Assets	6,339,939	(8,627,909)	1,362,008	(1,763,091)	(702,959)	(1,780,080)
Net Assets — Beginning of Year or Period	47,978,135	56,606,044	13,970,342	15,733,433	4,602,705	6,382,785

Net Assets — End of Year or Period	$54,318,074	$47,978,135	$15,332,350	$13,970,342	$3,899,746	$4,602,705

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(44,329)	$(121,782)	$626,053	$493,618	$1,148,554	$(1,364,496)
Net realized gain (loss)	(1,726,922)	7,505,709	(5,103,830)	(161,328)	(15,231,651)	(574,028)
Net change in unrealized appreciation (depreciation) of investments	10,362,199	(27,401,975)	5,558,172	(6,459,872)	24,247,563	(19,050,745)

Net increase (decrease) in net assets resulting from operations	8,590,948	(20,018,048)	1,080,395	(6,127,582)	10,164,466	(20,989,269)

From Contractowners Transactions:
Payments received from contractowners	1,593,241	4,816,568	907,399	1,981,405	2,321,520	7,192,870
Transfers between Variable Investment Options including guaranteed interest account, net	(894,036)	1,744,896	1,432,318	223,099	3,281,343	(3,000,561)
Redemptions for contract benefits and terminations	(9,334,711)	(7,677,377)	(5,353,200)	(4,528,142)	(11,577,901)	(11,313,335)
Contract maintenance charges	(8,242)	(7,547)	(3,019)	(3,352)	(16,373)	(12,242)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,643,748)	(1,123,460)	(3,016,502)	(2,326,990)	(5,991,411)	(7,133,268)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	471	446	—	—	122	121

Net Increase (Decrease) in Net Assets	(52,329)	(21,141,062)	(1,936,107)	(8,454,572)	4,173,177	(28,122,416)
Net Assets — Beginning of Year or Period	64,301,447	85,442,509	36,220,224	44,674,796	95,236,394	123,358,810

Net Assets — End of Year or Period	$64,249,118	$64,301,447	$34,284,117	$36,220,224	$99,409,571	$95,236,394

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(951,697)	$(1,021,296)	$(148,002)	$(125,626)	$(98,837)	$(97,055)
Net realized gain (loss)	(10,668,431)	4,663,616	3,992,582	2,038,776	(113,922)	724,475
Net change in unrealized appreciation (depreciation) of investments	38,956,436	(44,224,033)	(215,626)	(5,683,697)	1,014,580	(3,135,463)

Net increase (decrease) in net assets resulting from operations	27,336,308	(40,581,713)	3,628,954	(3,770,547)	801,821	(2,508,043)

From Contractowners Transactions:
Payments received from contractowners	1,402,389	2,441,626	700,884	1,011,194	261,382	677,300
Transfers between Variable Investment Options including guaranteed interest account, net	1,379,404	(5,005,217)	(219,058)	(267,774)	349,156	352,100
Redemptions for contract benefits and terminations	(10,172,615)	(7,427,925)	(4,535,655)	(2,095,140)	(911,458)	(587,774)
Contract maintenance charges	(6,674)	(7,008)	(1,903)	(2,032)	(744)	(822)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,397,496)	(9,998,524)	(4,055,732)	(1,353,752)	(301,664)	440,804

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	199	—	—	—	—

Net Increase (Decrease) in Net Assets	19,938,812	(50,580,038)	(426,778)	(5,124,299)	500,157	(2,067,239)
Net Assets — Beginning of Year or Period	57,224,738	107,804,776	22,079,670	27,203,969	7,252,735	9,319,974

Net Assets — End of Year or Period	$77,163,550	$57,224,738	$21,652,892	$22,079,670	$7,752,892	$7,252,735

The accompanying notes are an integral part of these financial statements.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	DELAWARE IVY VIP ASSET STRATEGY		DELAWARE IVY VIP HIGH INCOME		DELAWARE VIP EMERGING MARKETS SERIES
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$127,618	$32,356	$4,055,795	$4,865,640	$17,122	$231,503
Net realized gain (loss)	(1,944,041)	1,593,388	(12,179,568)	(2,627,130)	(1,603,515)	40,356
Net change in unrealized appreciation (depreciation) of investments	4,033,683	(5,613,617)	15,947,305	(15,324,644)	2,525,508	(3,316,861)

Net increase (decrease) in net assets resulting from operations	2,217,260	(3,987,873)	7,823,532	(13,086,134)	939,115	(3,045,002)

From Contractowners Transactions:
Payments received from contractowners	235,979	575,305	1,575,933	2,291,535	528,012	500,527
Transfers between Variable Investment Options including guaranteed interest account, net	296,585	(417,172)	(1,642,532)	(3,733,418)	541,229	224,102
Redemptions for contract benefits and terminations	(2,797,182)	(2,964,007)	(12,880,043)	(11,913,371)	(1,257,023)	(566,935)
Contract maintenance charges	(2,239)	(2,573)	(9,121)	(10,280)	(984)	(867)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,266,857)	(2,808,447)	(12,955,763)	(13,365,534)	(188,766)	156,827

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	111	—	—	—	—

Net Increase (Decrease) in Net Assets	(49,597)	(6,796,209)	(5,132,231)	(26,451,668)	750,349	(2,888,175)
Net Assets — Beginning of Year or Period	19,190,496	25,986,705	84,954,095	111,405,763	7,738,842	10,627,017

Net Assets — End of Year or Period	$19,140,899	$19,190,496	$79,821,864	$84,954,095	$8,489,191	$7,738,842

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EATON VANCE VT FLOATING- RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$4,213,238	$2,056,667	$(124,306)	$(360,753)	$(415,574)	$(632,927)
Net realized gain (loss)	(2,341,226)	(823,721)	941,565	1,857,840	14,436,090	13,812,828
Net change in unrealized appreciation (depreciation) of investments	3,810,158	(3,642,272)	4,617,663	(11,470,136)	12,124,476	(44,073,040)

Net increase (decrease) in net assets resulting from operations	5,682,170	(2,409,326)	5,434,922	(9,973,049)	26,144,992	(30,893,139)

From Contractowners Transactions:
Payments received from contractowners	1,828,699	7,578,635	107,082	87,853	393,203	668,297
Transfers between Variable Investment Options including guaranteed interest account, net	1,710,722	1,625,698	726,666	(3,735,773)	(6,219,129)	16,755,977
Redemptions for contract benefits and terminations	(7,579,942)	(6,164,766)	(3,688,412)	(4,569,656)	(13,163,471)	(12,176,406)
Contract maintenance charges	(5,364)	(4,932)	(840,199)	(938,738)	(1,979,281)	(2,143,097)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,045,885)	3,034,635	(3,694,863)	(9,156,314)	(20,968,678)	3,104,771

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5,916	—	—	—	505	721

Net Increase (Decrease) in Net Assets	1,642,201	625,309	1,740,059	(19,129,363)	5,176,819	(27,787,647)
Net Assets — Beginning of Year or Period	58,691,395	58,066,086	41,308,150	60,437,513	121,076,173	148,863,820

Net Assets — End of Year or Period	$60,333,596	$58,691,395	$43,048,209	$41,308,150	$126,252,992	$121,076,173

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*		EQ/AB DYNAMIC GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(79,066)	$(362,538)	$(1,282,934)	$(4,804,693)	$(3,344,665)	$(10,659,867)
Net realized gain (loss)	(5,456,389)	670,258	3,709,290	3,617,732	8,756,630	77,641,539
Net change in unrealized appreciation (depreciation) of investments	11,243,842	(14,126,046)	51,822,568	(72,321,711)	89,332,042	(220,780,823)

Net increase (decrease) in net assets resulting from operations	5,708,387	(13,818,326)	54,248,924	(73,508,672)	94,744,007	(153,799,151)

From Contractowners Transactions:
Payments received from contractowners	54,255	93,782	16,488,420	51,298,686	19,861,884	35,375,511
Transfers between Variable Investment Options including guaranteed interest account, net	1,764,275	1,034,707	3,909,195	(14,103,434)	2,835,740	(11,325,177)
Redemptions for contract benefits and terminations	(3,978,460)	(4,800,226)	(14,194,460)	(10,253,085)	(61,864,827)	(35,816,672)
Contract maintenance charges	(836,912)	(933,594)	(6,729,304)	(5,889,702)	(14,569,111)	(14,056,349)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,996,842)	(4,605,331)	(526,149)	21,052,465	(53,736,314)	(25,822,687)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1,082	14,160	121	152

Net Increase (Decrease) in Net Assets	2,711,545	(18,423,657)	53,723,857	(52,442,047)	41,007,814	(179,621,686)
Net Assets — Beginning of Year or Period	40,712,552	59,136,209	354,120,344	406,562,391	736,330,529	915,952,215

Net Assets — End of Year or Period	$43,424,097	$40,712,552	$407,844,201	$354,120,344	$777,338,343	$736,330,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(5,891,048)	$(15,682,273)	$364,447	$(148,834)	$(1,152,936)	$(1,139,096)
Net realized gain (loss)	(109,664,999)	8,491,788	(298,070)	(253,540)	(27,797,437)	(401,148)
Net change in unrealized appreciation (depreciation) of investments	273,714,608	(353,733,161)	733,333	(367,266)	45,457,728	(37,118,784)

Net increase (decrease) in net assets resulting from operations	158,158,561	(360,923,646)	799,710	(769,640)	16,507,355	(38,659,028)

From Contractowners Transactions:
Payments received from contractowners	18,402,528	37,353,203	1,101,612	5,054,139	2,527,199	7,454,180
Transfers between Variable Investment Options including guaranteed interest account, net	4,680,558	(276,926,640)	411,299	(2,086,728)	538,935	23,566,312
Redemptions for contract benefits and terminations	(157,998,383)	(157,299,170)	(3,268,341)	(2,414,966)	(13,630,975)	(8,996,937)
Contract maintenance charges	(29,362,991)	(33,737,640)	(4,191)	(3,025)	(139,072)	(200,667)

Net increase (decrease) in net assets resulting from contractowners transactions	(164,278,288)	(430,610,247)	(1,759,621)	549,420	(10,703,913)	21,822,888

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	200	(63)	—	—	—	2,137

Net Increase (Decrease) in Net Assets	(6,119,527)	(791,533,956)	(959,911)	(220,220)	5,803,442	(16,834,003)
Net Assets — Beginning of Year or Period	1,541,165,124	2,332,699,080	26,285,663	26,505,883	108,765,062	125,599,065

Net Assets — End of Year or Period	$1,535,045,597	$1,541,165,124	$25,325,752	$26,285,663	$114,568,504	$108,765,062

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SUSTAINABLE U.S. THEMATIC*(b)		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,312)	$(394)	$45,360	$(97,569)	$(2,702,079)	$(24,024,583)
Net realized gain (loss)	9,420	84	(6,410,582)	4,208,203	45,626,934	417,069,139
Net change in unrealized appreciation (depreciation) of investments	26,733	12	11,845,063	(11,657,809)	544,339,964	(1,361,713,642)

Net increase (decrease) in net assets resulting from operations	34,841	(298)	5,479,841	(7,547,175)	587,264,819	(968,669,086)

From Contractowners Transactions:
Payments received from contractowners	53,027	102,441	916,859	4,472,190	62,105,154	163,023,927
Transfers between Variable Investment Options including guaranteed interest account, net	(3,523)	40,486	(925,968)	1,473,062	21,957,517	(139,158,765)
Redemptions for contract benefits and terminations	(7,235)	(3,426)	(3,867,576)	(1,846,584)	(334,532,596)	(279,259,831)
Contract maintenance charges	(25)	3	(10,339)	(7,760)	(70,901,075)	(71,288,749)

Net increase (decrease) in net assets resulting from contractowners transactions	42,244	139,504	(3,887,024)	4,090,908	(321,371,000)	(326,683,418)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	273	1,012	39,358	594

Net Increase (Decrease) in Net Assets	77,085	139,206	1,593,090	(3,455,255)	265,933,177	(1,295,351,910)
Net Assets — Beginning of Year or Period	139,206	—	34,262,257	37,717,512	3,726,302,309	5,021,654,219

Net Assets — End of Year or Period	$216,291	$139,206	$35,855,347	$34,262,257	$3,992,235,486	$3,726,302,309

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	Units were made available on February 22, 2022.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$878,334	$479,126	$425,473	$2,398,304	$240,730	$138,540
Net realized gain (loss)	(23,024,007)	7,737,783	7,003,230	19,451,766	(3,915,381)	1,589,555
Net change in unrealized appreciation (depreciation) of investments	41,714,029	(34,114,117)	(1,282,654)	(26,490,742)	14,122,421	(15,948,517)

Net increase (decrease) in net assets resulting from operations	19,568,356	(25,897,208)	6,146,049	(4,640,672)	10,447,770	(14,220,422)

From Contractowners Transactions:
Payments received from contractowners	4,074,251	6,444,964	3,572,577	8,149,329	6,459,074	11,844,984
Transfers between Variable Investment Options including guaranteed interest account, net	(4,168,618)	35,606,209	(2,047,119)	(2,230,384)	1,783,579	2,126,406
Redemptions for contract benefits and terminations	(22,633,339)	(16,730,230)	(20,668,131)	(17,791,331)	(3,266,173)	(1,846,730)
Contract maintenance charges	(24,145)	(18,593)	(98,872)	(127,689)	(1,295,198)	(1,070,947)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,751,851)	25,302,350	(19,241,545)	(12,000,075)	3,681,282	11,053,713

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,051	15,900	153	178	288	6,986

Net Increase (Decrease) in Net Assets	(3,182,444)	(578,958)	(13,095,343)	(16,640,569)	14,129,340	(3,159,723)
Net Assets — Beginning of Year or Period	164,616,998	165,195,956	153,287,010	169,927,579	71,901,367	75,061,090

Net Assets — End of Year or Period	$161,434,554	$164,616,998	$140,191,667	$153,287,010	$86,030,707	$71,901,367

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,101,504	$(12,734,904)	$(163,662)	$(223,043)	$(951,725)	$(986,077)
Net realized gain (loss)	(68,103,117)	141,950,103	435,526	2,350,761	(408,149)	11,649,553
Net change in unrealized appreciation (depreciation) of investments	284,114,024	(631,305,447)	2,403,874	(6,611,134)	26,245,557	(42,879,023)

Net increase (decrease) in net assets resulting from operations	218,112,411	(502,090,248)	2,675,738	(4,483,416)	24,885,683	(32,215,547)

From Contractowners Transactions:
Payments received from contractowners	28,887,035	66,553,823	54,618	52,733	1,401,059	2,944,306
Transfers between Variable Investment Options including guaranteed interest account, net	4,948,155	(319,859,006)	(109,819)	(2,281,776)	(969,124)	(2,365,514)
Redemptions for contract benefits and terminations	(207,866,235)	(217,154,114)	(1,444,858)	(1,754,529)	(7,374,107)	(8,514,886)
Contract maintenance charges	(38,477,124)	(43,786,717)	(135,446)	(180,620)	(129,939)	(166,893)

Net increase (decrease) in net assets resulting from contractowners transactions	(212,508,169)	(514,246,014)	(1,635,505)	(4,164,192)	(7,072,111)	(8,102,987)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	3,551	1,620	—	—	103	247

Net Increase (Decrease) in Net Assets	5,607,793	(1,016,334,642)	1,040,233	(8,647,608)	17,813,675	(40,318,287)
Net Assets — Beginning of Year or Period	2,062,836,000	3,079,170,642	13,877,033	22,524,641	59,740,687	100,058,974

Net Assets — End of Year or Period	$2,068,443,793	$2,062,836,000	$14,917,266	$13,877,033	$77,554,362	$59,740,687

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*(c)		EQ/CONSERVATIVE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(89,875)	$(137,647)	$(142,463)	$(465,909)	$582,130	$157,130
Net realized gain (loss)	(330,450)	510,261	9,169,044	9,399,876	(7,969,195)	439,506
Net change in unrealized appreciation (depreciation) of investments	3,448,692	(5,950,109)	14,438,696	(34,337,596)	10,788,551	(9,278,292)

Net increase (decrease) in net assets resulting from operations	3,028,367	(5,577,495)	23,465,277	(25,403,629)	3,401,486	(8,681,656)

From Contractowners Transactions:
Payments received from contractowners	654,765	1,591,173	7,274,369	9,145,528	2,259,870	7,170,696
Transfers between Variable Investment Options including guaranteed interest account, net	78,495	(1,145,236)	(250,053)	2,912,391	(117,021)	(3,970,406)
Redemptions for contract benefits and terminations	(706,779)	(873,984)	(10,401,465)	(7,655,926)	(8,791,249)	(6,538,148)
Contract maintenance charges	(53,778)	(61,486)	(18,501)	(15,497)	(12,500)	(6,199)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,297)	(489,533)	(3,395,650)	4,386,496	(6,660,900)	(3,344,057)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	3,106	(10)	5,198

Net Increase (Decrease) in Net Assets	3,001,070	(6,067,028)	20,069,627	(21,014,027)	(3,259,424)	(12,020,515)
Net Assets — Beginning of Year or Period	13,322,974	19,390,002	101,652,923	122,666,950	54,751,490	66,772,005

Net Assets — End of Year or Period	$16,324,044	$13,322,974	$121,722,550	$101,652,923	$51,492,066	$54,751,490

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(c)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,537,112	$(5,524,619)	$1,186,212	$(2,781,836)	$1,715,178	$458,877
Net realized gain (loss)	(81,603,678)	46,284,153	(64,548,107)	(8,000,817)	(25,104,972)	(4,220,955)
Net change in unrealized appreciation (depreciation) of investments	164,695,068	(251,943,417)	95,721,175	(86,853,126)	30,801,171	(27,245,312)

Net increase (decrease) in net assets resulting from operations	84,628,502	(211,183,883)	32,359,280	(97,635,779)	7,411,377	(31,007,390)

From Contractowners Transactions:
Payments received from contractowners	19,646,391	35,086,124	8,319,646	18,252,315	5,641,487	10,310,186
Transfers between Variable Investment Options including guaranteed interest account, net	11,651,429	(174,096,211)	28,598,343	(22,988,542)	8,706,290	(19,337,592)
Redemptions for contract benefits and terminations	(101,894,019)	(99,228,956)	(87,911,519)	(101,697,516)	(25,474,313)	(24,253,909)
Contract maintenance charges	(17,129,787)	(19,332,701)	(10,380,878)	(12,081,288)	(3,259,194)	(3,610,344)

Net increase (decrease) in net assets resulting from contractowners transactions	(87,725,986)	(257,571,744)	(61,374,408)	(118,515,031)	(14,385,730)	(36,891,659)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	3,183	239	28	841	—	806

Net Increase (Decrease) in Net Assets	(3,094,301)	(468,755,388)	(29,015,100)	(216,149,969)	(6,974,353)	(67,898,243)
Net Assets — Beginning of Year or Period	928,044,495	1,396,799,883	532,680,690	748,830,659	252,367,873	320,266,116

Net Assets — End of Year or Period	$924,950,194	$928,044,495	$503,665,590	$532,680,690	$245,393,520	$252,367,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE PLUS BOND*(d)		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$602,500	$1,527,745	$89,829	$64,816	$(972,084)	$(1,164,753)
Net realized gain (loss)	634,217	(667,229)	(1,107,813)	274,149	96,337,310	34,848,798
Net change in unrealized appreciation (depreciation) of investments	645,711	(25,077)	1,659,483	(2,147,731)	25,836,569	(160,690,309)

Net increase (decrease) in net assets resulting from operations	1,882,428	835,439	641,499	(1,808,766)	121,201,795	(127,006,264)

From Contractowners Transactions:
Payments received from contractowners	2,667,774	270,182	212,631	437,745	22,888,583	44,977,431
Transfers between Variable Investment Options including guaranteed interest account, net	(356,596)	61,106,315	154,743	(349,499)	7,080,587	5,551,892
Redemptions for contract benefits and terminations	(9,311,493)	(1,547,158)	(829,013)	(566,068)	(67,792,688)	(56,690,051)
Contract maintenance charges	(37,628)	(66,734)	(991)	(1,009)	(76,403)	(58,728)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,037,943)	59,762,605	(462,630)	(478,831)	(37,899,921)	(6,219,456)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,670	7,706	44	727	(95,714)	2,046

Net Increase (Decrease) in Net Assets	(5,152,845)	60,605,750	178,913	(2,286,870)	83,206,160	(133,223,674)
Net Assets — Beginning of Year or Period	67,617,932	7,012,182	7,556,431	9,843,301	522,939,285	656,162,959

Net Assets — End of Year or Period	$62,465,087	$67,617,932	$7,735,344	$7,556,431	$606,145,445	$522,939,285

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(d)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN MODERATE ALLOCATION*		EQ/FRANKLIN RISING DIVIDENDS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,654,719)	$(1,438,073)	$391,384	$(675,927)	$(383,624)	$(234,051)
Net realized gain (loss)	23,226,607	16,426,495	(17,366,469)	(926,023)	31,015,833	8,517,158
Net change in unrealized appreciation (depreciation) of investments	25,320,712	(61,793,656)	38,505,598	(36,198,091)	(12,996,052)	(24,243,202)

Net increase (decrease) in net assets resulting from operations	46,892,600	(46,805,234)	21,530,513	(37,800,041)	17,636,157	(15,960,095)

From Contractowners Transactions:
Payments received from contractowners	2,276,601	4,501,448	13,000,050	14,958,031	3,192,583	7,080,263
Transfers between Variable Investment Options including guaranteed interest account, net	1,181,963	18,697,522	2,941,973	(1,705,848)	(1,293,193)	69,507,333
Redemptions for contract benefits and terminations	(25,730,931)	(22,427,230)	(14,805,199)	(7,791,386)	(22,464,968)	(13,474,557)
Contract maintenance charges	(19,122)	(17,821)	(3,989,921)	(3,793,959)	(20,400)	(13,188)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,291,489)	753,919	(2,853,097)	1,666,838	(20,585,978)	63,099,851

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	657	—	244	7	1,346

Net Increase (Decrease) in Net Assets	24,601,111	(46,050,658)	18,677,416	(36,132,959)	(2,949,814)	47,141,102
Net Assets — Beginning of Year or Period	167,581,792	213,632,450	203,931,880	240,064,839	176,988,639	129,847,537

Net Assets — End of Year or Period	$192,182,903	$167,581,792	$222,609,296	$203,931,880	$174,038,825	$176,988,639

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(21,887)	$(77,966)	$(46,347)	$(111,443)	$2,288,860	$(1,096,038)
Net realized gain (loss)	(724,289)	(124,186)	(632,320)	(254,881)	(11,241,642)	645,181
Net change in unrealized appreciation (depreciation) of investments	1,383,061	(1,528,306)	2,024,690	(2,598,712)	45,754,782	(37,011,242)

Net increase (decrease) in net assets resulting from operations	636,885	(1,730,458)	1,346,023	(2,965,036)	36,802,000	(37,462,099)

From Contractowners Transactions:
Payments received from contractowners	6,648	15,495	57,755	36,126	31,854,275	39,381,659
Transfers between Variable Investment Options including guaranteed interest account, net	(1,562)	(1,225,462)	(167,098)	(1,555,956)	8,813,561	9,072,941
Redemptions for contract benefits and terminations	(473,474)	(610,948)	(926,355)	(1,133,423)	(8,144,542)	(5,232,678)
Contract maintenance charges	(85,144)	(109,042)	(98,253)	(141,239)	(3,916,038)	(3,122,438)

Net increase (decrease) in net assets resulting from contractowners transactions	(553,532)	(1,929,957)	(1,133,951)	(2,794,492)	28,607,256	40,099,484

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	102	1,052	2,432

Net Increase (Decrease) in Net Assets	83,353	(3,660,415)	212,072	(5,759,426)	65,410,308	2,639,817
Net Assets — Beginning of Year or Period	5,793,120	9,453,535	7,857,433	13,616,859	216,204,870	213,565,053

Net Assets — End of Year or Period	$5,876,473	$5,793,120	$8,069,505	$7,857,433	$281,615,178	$216,204,870

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(201,244)	$(290,031)	$5,927,791	$(5,412,699)	$(935,049)	$(23,399,265)
Net realized gain (loss)	811,519	4,350,742	(44,820,124)	(296,120)	(80,288,990)	431,368,284
Net change in unrealized appreciation (depreciation) of investments	1,684,002	(8,490,640)	112,802,649	(126,518,404)	584,026,854	(1,345,975,501)

Net increase (decrease) in net assets resulting from operations	2,294,277	(4,429,929)	73,910,316	(132,227,223)	502,802,815	(938,006,482)

From Contractowners Transactions:
Payments received from contractowners	550,727	487,387	20,831,859	30,794,452	40,962,851	104,527,867
Transfers between Variable Investment Options including guaranteed interest account, net	(2,538,331)	(3,530,725)	(988,063)	(4,897,731)	6,499,855	(261,196,393)
Redemptions for contract benefits and terminations	(3,862,140)	(3,607,822)	(62,121,080)	(35,185,995)	(354,213,131)	(328,140,148)
Contract maintenance charges	(3,043)	(3,385)	(12,139,990)	(11,863,621)	(68,707,696)	(73,347,640)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,852,787)	(6,654,545)	(54,417,274)	(21,152,895)	(375,458,121)	(558,156,314)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	15,242	29,856	(56)

Net Increase (Decrease) in Net Assets	(3,558,510)	(11,084,474)	19,493,042	(153,364,876)	127,374,550	(1,496,162,852)
Net Assets — Beginning of Year or Period	28,735,675	39,820,149	625,856,115	779,220,991	3,636,836,380	5,132,999,232

Net Assets — End of Year or Period	$25,177,165	$28,735,675	$645,349,157	$625,856,115	$3,764,210,930	$3,636,836,380

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,104,371	$(494,797)	$20,509	$(24,567)	$1,088,681	$788,244
Net realized gain (loss)	(7,864,543)	(2,038,869)	79,115	(149,955)	3,127,224	224,824
Net change in unrealized appreciation (depreciation) of investments	8,852,671	(7,242,345)	975,894	(1,632,456)	6,258,664	(9,227,742)

Net increase (decrease) in net assets resulting from operations	2,092,499	(9,776,011)	1,075,518	(1,806,978)	10,474,569	(8,214,674)

From Contractowners Transactions:
Payments received from contractowners	1,030,027	2,182,522	141,285	88,649	2,756,950	3,664,007
Transfers between Variable Investment Options including guaranteed interest account, net	4,201,351	(355,205)	(107,063)	(826,120)	5,283,571	5,033,279
Redemptions for contract benefits and terminations	(12,192,790)	(11,750,597)	(1,053,108)	(805,645)	(6,732,247)	(4,920,362)
Contract maintenance charges	(1,282,320)	(1,453,104)	(73,494)	(88,644)	(7,747)	(5,647)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,243,732)	(11,376,384)	(1,092,380)	(1,631,760)	1,300,527	3,771,277

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	194	288

Net Increase (Decrease) in Net Assets	(6,151,233)	(21,152,395)	(16,862)	(3,438,738)	11,775,290	(4,443,109)
Net Assets — Beginning of Year or Period	92,154,112	113,306,507	7,815,208	11,253,946	59,438,031	63,881,140

Net Assets — End of Year or Period	$86,002,879	$92,154,112	$7,798,346	$7,815,208	$71,213,321	$59,438,031

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$426,322	$(250,794)	$9,689	$2,494	$44,403	$89,961
Net realized gain (loss)	4,209,068	106,697	24,435	(1,062)	7,695,812	7,790,951
Net change in unrealized appreciation (depreciation) of investments	3,849,362	(12,697,632)	239,947	(322,207)	(2,752,716)	(8,593,387)

Net increase (decrease) in net assets resulting from operations	8,484,752	(12,841,729)	274,071	(320,775)	4,987,499	(712,475)

From Contractowners Transactions:
Payments received from contractowners	123,582	157,919	17,420	5,778	1,012,422	1,837,559
Transfers between Variable Investment Options including guaranteed interest account, net	(4,077,495)	542,493	11,889	2,869	(2,427,975)	1,833,573
Redemptions for contract benefits and terminations	(5,698,458)	(5,565,895)	(337,139)	(116,293)	(8,140,497)	(6,373,925)
Contract maintenance charges	(1,188,694)	(1,261,296)	(214)	(222)	(108,133)	(138,263)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,841,065)	(6,126,779)	(308,044)	(107,868)	(9,664,183)	(2,841,056)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(6)	—	—	—	551

Net Increase (Decrease) in Net Assets	(2,356,313)	(18,968,514)	(33,973)	(428,643)	(4,676,684)	(3,552,980)
Net Assets — Beginning of Year or Period	61,427,960	80,396,474	1,744,394	2,173,037	55,954,571	59,507,551

Net Assets — End of Year or Period	$59,071,647	$61,427,960	$1,710,421	$1,744,394	$51,277,887	$55,954,571

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/INVESCO MODERATE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(992,251)	$(1,059,064)	$325,757	$89,421	$672,800	$(3,442,671)
Net realized gain (loss)	9,662,966	5,466,841	(350,444)	2,054,792	5,342,157	2,599,239
Net change in unrealized appreciation (depreciation) of investments	11,954,881	(40,599,386)	3,748,015	(7,991,299)	23,811,895	(50,597,924)

Net increase (decrease) in net assets resulting from operations	20,625,596	(36,191,609)	3,723,328	(5,847,086)	29,826,852	(51,441,356)

From Contractowners Transactions:
Payments received from contractowners	1,306,824	2,735,678	531,783	1,712,077	11,034,118	11,900,478
Transfers between Variable Investment Options including guaranteed interest account, net	(707,371)	(1,269,632)	21,108	(2,054,416)	2,666,405	1,716,507
Redemptions for contract benefits and terminations	(8,617,938)	(7,206,429)	(6,909,965)	(6,786,816)	(31,739,895)	(19,379,788)
Contract maintenance charges	(149,508)	(190,416)	(4,896)	(5,584)	(6,075,984)	(5,929,623)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,167,993)	(5,930,799)	(6,361,970)	(7,134,739)	(24,115,356)	(11,692,426)

Net Increase (Decrease) in Net Assets	12,457,603	(42,122,408)	(2,638,642)	(12,981,825)	5,711,496	(63,133,782)
Net Assets — Beginning of Year or Period	68,052,192	110,174,600	47,742,518	60,724,343	303,300,053	366,433,835

Net Assets — End of Year or Period	$80,509,795	$68,052,192	$45,103,876	$47,742,518	$309,011,549	$303,300,053

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO MODERATE GROWTH ALLOCATION*(e)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH ALLOCATION*(f)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,275,642	$(185,381)	$(1,157,288)	$(1,241,181)	$4,330,593	$(2,761,721)
Net realized gain (loss)	(12,552,975)	119,045	4,807,723	7,296,815	(16,687,776)	583,609
Net change in unrealized appreciation (depreciation) of investments	38,291,348	(15,166,292)	9,029,194	(25,923,185)	62,272,149	(48,881,919)

Net increase (decrease) in net assets resulting from operations	28,014,015	(15,232,628)	12,679,629	(19,867,551)	49,914,966	(51,060,031)

From Contractowners Transactions:
Payments received from contractowners	13,566,578	25,280,186	1,891,686	5,200,848	32,794,106	48,662,702
Transfers between Variable Investment Options including guaranteed interest account, net	1,484,588	95,967,296	(670,941)	(642,570)	6,658,677	79,859,746
Redemptions for contract benefits and terminations	(8,027,504)	(2,551,726)	(9,782,909)	(8,228,583)	(17,348,318)	(9,190,546)
Contract maintenance charges	(3,497,740)	(1,580,436)	(270,852)	(344,522)	(7,249,484)	(5,202,202)

Net increase (decrease) in net assets resulting from contractowners transactions	3,525,922	117,115,320	(8,833,016)	(4,014,827)	14,854,981	114,129,700

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(7)	11,879	1,108	204	17,010	4,967

Net Increase (Decrease) in Net Assets	31,539,930	101,894,571	3,847,721	(23,882,174)	64,786,957	63,074,636
Net Assets — Beginning of Year or Period	198,509,701	96,615,130	87,244,336	111,126,510	392,927,366	329,852,730

Net Assets — End of Year or Period	$230,049,631	$198,509,701	$91,092,057	$87,244,336	$457,714,323	$392,927,366

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(e)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(f)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(3,715,382)	$(3,990,991)	$189,070	$92,517	$8,895	$(98,478)
Net realized gain (loss)	44,756,350	17,914,135	(2,209,744)	7,940,401	(71,870)	487,433
Net change in unrealized appreciation (depreciation) of investments	63,914,463	(182,382,482)	10,974,978	(9,275,263)	1,091,926	(2,063,153)

Net increase (decrease) in net assets resulting from operations	104,955,431	(168,459,338)	8,954,304	(1,242,345)	1,028,951	(1,674,198)

From Contractowners Transactions:
Payments received from contractowners	6,624,635	21,364,500	6,401,285	18,064,145	15,298	14,144
Transfers between Variable Investment Options including guaranteed interest account, net	(9,431,063)	(4,600,549)	2,683,427	24,358,492	264,030	(1,279,151)
Redemptions for contract benefits and terminations	(36,297,729)	(30,125,488)	(7,012,740)	(4,914,588)	(636,680)	(585,577)
Contract maintenance charges	(302,462)	(356,403)	(130,274)	(162,140)	(129,715)	(150,990)

Net increase (decrease) in net assets resulting from contractowners transactions	(39,406,619)	(13,717,940)	1,941,698	37,345,909	(487,067)	(2,001,574)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	2,385	294	13,286	—	—

Net Increase (Decrease) in Net Assets	65,548,812	(182,174,893)	10,896,296	36,116,850	541,884	(3,675,772)
Net Assets — Beginning of Year or Period	248,683,294	430,858,187	92,447,368	56,330,518	5,063,540	8,739,312

Net Assets — End of Year or Period	$314,232,106	$248,683,294	$103,343,664	$92,447,368	$5,605,424	$5,063,540

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,408,409)	$(1,383,108)	$(164,268)	$(259,930)	$245,855	$148,412
Net realized gain (loss)	1,598,950	16,457,089	(3,377,824)	715,144	3,182,975	2,537,846
Net change in unrealized appreciation (depreciation) of investments	45,275,859	(67,102,339)	8,267,026	(8,535,340)	2,887,187	(9,935,735)

Net increase (decrease) in net assets resulting from operations	45,466,400	(52,028,358)	4,724,934	(8,080,126)	6,316,017	(7,249,477)

From Contractowners Transactions:
Payments received from contractowners	4,633,963	12,179,954	38,583	26,041	3,565,513	7,250,375
Transfers between Variable Investment Options including guaranteed interest account, net	2,801,879	1,258,708	(1,140,118)	(2,369,561)	2,680,789	3,544,123
Redemptions for contract benefits and terminations	(16,975,855)	(13,522,676)	(1,848,573)	(1,572,839)	(8,986,865)	(7,693,604)
Contract maintenance charges	(19,276)	(15,757)	(270,139)	(332,098)	(10,200)	(7,885)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,559,289)	(99,771)	(3,220,247)	(4,248,457)	(2,750,763)	3,093,009

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	1,526	—	—	—	1,304

Net Increase (Decrease) in Net Assets	35,907,111	(52,126,603)	1,504,687	(12,328,583)	3,565,254	(4,155,164)
Net Assets — Beginning of Year or Period	117,858,371	169,984,974	14,269,245	26,597,828	70,254,209	74,409,373

Net Assets — End of Year or Period	$153,765,482	$117,858,371	$15,773,932	$14,269,245	$73,819,463	$70,254,209

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$39,133	$(45,561)	$1,332,033	$1,583,336	$(1,841,573)	$(1,231,381)
Net realized gain (loss)	387,312	1,057,570	(4,793,000)	(51,880)	1,782,503	15,190,771
Net change in unrealized appreciation (depreciation) of investments	2,132,907	(4,766,667)	13,517,985	(12,452,535)	49,017,988	(49,427,576)

Net increase (decrease) in net assets resulting from operations	2,559,352	(3,754,658)	10,057,018	(10,921,079)	48,958,918	(35,468,186)

From Contractowners Transactions:
Payments received from contractowners	153,659	688,988	1,025,243	2,073,926	4,444,194	4,854,185
Transfers between Variable Investment Options including guaranteed interest account, net	741,543	(1,619,818)	(1,064,093)	(727,133)	1,803,385	44,170,475
Redemptions for contract benefits and terminations	(2,229,219)	(1,682,104)	(8,067,557)	(7,081,020)	(22,225,909)	(9,036,492)
Contract maintenance charges	(173,099)	(225,877)	(8,485)	(8,094)	(92,973)	(96,464)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,507,116)	(2,838,811)	(8,114,892)	(5,742,321)	(16,071,303)	39,891,704

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	(16)	—	—	1,624

Net Increase (Decrease) in Net Assets	1,052,236	(6,593,469)	1,942,110	(16,663,400)	32,887,615	4,425,142
Net Assets — Beginning of Year or Period	21,997,444	28,590,913	53,955,847	70,619,247	122,446,610	118,021,468

Net Assets — End of Year or Period	$23,049,680	$21,997,444	$55,897,957	$53,955,847	$155,334,225	$122,446,610

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS INTERNATIONAL GROWTH*(g)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(77,271)	$(148,454)	$(205,193)	$(1,795,609)	$(779,685)	$(881,440)
Net realized gain (loss)	(3,211,411)	2,364,319	25,637,831	11,903,575	8,543,172	2,253,796
Net change in unrealized appreciation (depreciation) of investments	16,036,115	(17,319,556)	2,058,895	(74,844,583)	2,754,072	(25,423,562)

Net increase (decrease) in net assets resulting from operations	12,747,433	(15,103,691)	27,491,533	(64,736,617)	10,517,559	(24,051,206)

From Contractowners Transactions:
Payments received from contractowners	2,657,829	5,001,281	3,376,805	7,198,152	366,563	1,259,881
Transfers between Variable Investment Options including guaranteed interest account, net	(774,662)	33,066,360	(3,624,782)	3,889,219	(838,728)	(1,314,756)
Redemptions for contract benefits and terminations	(12,262,215)	(8,795,716)	(29,136,328)	(24,438,262)	(7,413,620)	(7,775,026)
Contract maintenance charges	(105,614)	(130,071)	(23,259)	(22,762)	(6,597)	(7,452)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,484,662)	29,141,854	(29,407,564)	(13,373,653)	(7,892,382)	(7,837,353)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	567	6,169	6	198	—	—

Net Increase (Decrease) in Net Assets	2,263,338	14,044,332	(1,916,025)	(78,110,072)	2,625,177	(31,888,559)
Net Assets — Beginning of Year or Period	102,782,360	88,738,028	186,459,351	264,569,423	55,338,610	87,227,169

Net Assets — End of Year or Period	$105,045,698	$102,782,360	$184,543,326	$186,459,351	$57,963,787	$55,338,610

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(2,033,622)	$(2,147,811)	$345,629	$2,179,107	$(317,382)	$(381,433)
Net realized gain (loss)	(1,899,630)	9,978,707	4,910,380	3,835,717	1,976,702	8,186,938
Net change in unrealized appreciation (depreciation) of investments	68,027,933	(88,816,259)	(7,391,416)	(6,559,020)	14,502,876	(28,239,040)

Net increase (decrease) in net assets resulting from operations	64,094,681	(80,985,363)	(2,135,407)	(544,196)	16,162,196	(20,433,535)

From Contractowners Transactions:
Payments received from contractowners	3,411,545	6,432,694	956,364	3,869,862	3,822,991	9,426,068
Transfers between Variable Investment Options including guaranteed interest account, net	749,564	(2,220,989)	(1,130,816)	3,752,713	5,892,511	(2,356,057)
Redemptions for contract benefits and terminations	(22,234,946)	(17,425,624)	(6,118,639)	(6,347,646)	(14,716,331)	(10,943,120)
Contract maintenance charges	(18,788)	(16,627)	(6,142)	(4,998)	(18,704)	(15,736)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,092,625)	(13,230,546)	(6,299,233)	1,269,931	(5,019,533)	(3,888,845)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	1,862	(67)	317	581	1,985

Net Increase (Decrease) in Net Assets	46,002,056	(94,214,047)	(8,434,707)	726,052	11,143,244	(24,320,395)
Net Assets — Beginning of Year or Period	130,739,722	224,953,769	58,018,085	57,292,033	115,748,242	140,068,637

Net Assets — End of Year or Period	$176,741,778	$130,739,722	$49,583,378	$58,018,085	$126,891,486	$115,748,242

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(2,582)	$(85,829)	$1,318,379	$62,232	$695,104	$(28,014,566)
Net realized gain (loss)	72,414	259,923	(34,744,611)	11,879,338	(197,361,689)	467,563,672
Net change in unrealized appreciation (depreciation) of investments	1,154,987	(3,059,882)	53,931,986	(50,788,264)	730,205,280	(1,528,728,142)

Net increase (decrease) in net assets resulting from operations	1,224,819	(2,885,788)	20,505,754	(38,846,694)	533,538,695	(1,089,179,036)

From Contractowners Transactions:
Payments received from contractowners	262,870	183,983	16,094,802	27,084,079	43,628,321	69,085,323
Transfers between Variable Investment Options including guaranteed interest account, net	375,207	(2,555,461)	(2,555,487)	(1,214,736)	(15,087,695)	(392,492,161)
Redemptions for contract benefits and terminations	(1,377,582)	(1,021,477)	(27,284,729)	(26,799,846)	(427,879,830)	(437,589,603)
Contract maintenance charges	(146,293)	(194,184)	(51,096)	(34,731)	(82,360,647)	(90,941,071)

Net increase (decrease) in net assets resulting from contractowners transactions	(885,798)	(3,587,139)	(13,796,510)	(965,234)	(481,699,851)	(851,937,512)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	548	1,446	544	64,906	(34,693)

Net Increase (Decrease) in Net Assets	339,021	(6,472,379)	6,710,690	(39,811,384)	51,903,750	(1,941,151,241)
Net Assets — Beginning of Year or Period	12,009,188	18,481,567	196,309,355	236,120,739	4,378,420,254	6,319,571,495

Net Assets — End of Year or Period	$12,348,209	$12,009,188	$203,020,045	$196,309,355	$4,430,324,004	$4,378,420,254

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$360,364	$(91,824)	$8,277,224	$93,113	$(86,069)	$(116,082)
Net realized gain (loss)	(15,879,173)	6,795,700	(9,397)	1,505	(2,556,385)	(7,079,040)
Net change in unrealized appreciation (depreciation) of investments	26,571,202	(24,877,813)	9,397	(1,272)	4,410,115	1,110,251

Net increase (decrease) in net assets resulting from operations	11,052,393	(18,173,937)	8,277,224	93,346	1,767,661	(6,084,871)

From Contractowners Transactions:
Payments received from contractowners	4,540,625	13,060,605	159,820,910	536,839,147	36,734	24,858
Transfers between Variable Investment Options including guaranteed interest account, net	(1,928,601)	(2,534,563)	(94,552,754)	(411,322,580)	419,278	(164,964)
Redemptions for contract benefits and terminations	(11,201,688)	(8,501,534)	(67,716,842)	(74,819,611)	(1,085,852)	(823,063)
Contract maintenance charges	(18,764)	(13,210)	(287,914)	(296,881)	(112,369)	(166,775)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,608,428)	2,011,298	(2,736,600)	50,400,075	(742,209)	(1,129,944)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	597	392	27,740	7,420	—	—

Net Increase (Decrease) in Net Assets	2,444,562	(16,162,247)	5,568,364	50,500,841	1,025,452	(7,214,815)
Net Assets — Beginning of Year or Period	83,354,102	99,516,349	247,565,040	197,064,199	5,781,372	12,996,187

Net Assets — End of Year or Period	$85,798,664	$83,354,102	$253,133,404	$247,565,040	$6,806,824	$5,781,372

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$21,027	$3,113,313	$(103,298)	$1,673,393	$2,046,345	$3,165,448
Net realized gain (loss)	(9,848,047)	(975,666)	(3,738,452)	43,433	(22,508,959)	(2,216,983)
Net change in unrealized appreciation (depreciation) of investments	10,653,732	(9,322,459)	4,505,385	(7,345,157)	26,929,163	(32,451,766)

Net increase (decrease) in net assets resulting from operations	826,712	(7,184,812)	663,635	(5,628,331)	6,466,549	(31,503,301)

From Contractowners Transactions:
Payments received from contractowners	413,910	3,041,467	508,688	973,843	4,294,148	9,263,985
Transfers between Variable Investment Options including guaranteed interest account, net	(783,712)	(903,836)	(378,172)	(776,039)	1,706,307	(8,909,673)
Redemptions for contract benefits and terminations	(4,685,277)	(3,615,555)	(4,834,289)	(5,698,480)	(20,169,352)	(20,109,194)
Contract maintenance charges	(3,922)	(3,924)	(4,117)	(4,666)	(19,913)	(17,960)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,059,001)	(1,481,848)	(4,707,890)	(5,505,342)	(14,188,810)	(19,772,842)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	104	—

Net Increase (Decrease) in Net Assets	(4,232,289)	(8,666,660)	(4,044,255)	(11,133,673)	(7,722,157)	(51,276,143)
Net Assets — Beginning of Year or Period	33,150,459	41,817,119	35,382,253	46,515,926	164,803,469	216,079,612

Net Assets — End of Year or Period	$28,918,170	$33,150,459	$31,337,998	$35,382,253	$157,081,312	$164,803,469

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,419,587	$128,652	$74,009	$(165,931)	$(72,840)	$(278,689)
Net realized gain (loss)	(242,859)	(299,013)	(1,636,509)	(1,415,665)	(6,058,543)	1,632,912
Net change in unrealized appreciation (depreciation) of investments	1,177,239	(716,734)	1,817,785	(1,006,772)	17,168,096	(20,570,975)

Net increase (decrease) in net assets resulting from operations	2,353,967	(887,095)	255,285	(2,588,368)	11,036,713	(19,216,752)

From Contractowners Transactions:
Payments received from contractowners	5,259,926	5,216,709	35,628	9,492	2,678,351	5,684,202
Transfers between Variable Investment Options including guaranteed interest account, net	(2,114,230)	14,289,908	828,995	(9,101,296)	4,290,029	826,086
Redemptions for contract benefits and terminations	(10,848,459)	(6,469,524)	(1,630,799)	(1,389,297)	(7,844,662)	(7,417,029)
Contract maintenance charges	(16,685)	(33,467)	(291,073)	(400,458)	(9,211)	(8,376)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,719,448)	13,003,626	(1,057,249)	(10,881,559)	(885,493)	(915,117)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	391	—	—	104	451

Net Increase (Decrease) in Net Assets	(5,365,481)	12,116,922	(801,964)	(13,469,927)	10,151,324	(20,131,418)
Net Assets — Beginning of Year or Period	57,651,012	45,534,090	12,689,181	26,159,108	72,335,363	92,466,781

Net Assets — End of Year or Period	$52,285,531	$57,651,012	$11,887,217	$12,689,181	$82,486,687	$72,335,363

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/VALUE EQUITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(2,042,296)	$(2,300,005)	$17,722,593	$(4,578,529)	$(251,982)	$(410,578)
Net realized gain (loss)	25,542,391	9,200,898	22,405,861	(103,500,031)	(13,201,089)	241,521
Net change in unrealized appreciation (depreciation) of investments	(20,007,935)	(38,390,578)	108,212,099	(16,936,063)	31,710,206	(23,991,071)

Net increase (decrease) in net assets resulting from operations	3,492,160	(31,489,685)	148,340,553	(125,014,623)	18,257,135	(24,160,128)

From Contractowners Transactions:
Payments received from contractowners	3,170,584	7,474,766	149,260	189,502	1,258,139	3,330,219
Transfers between Variable Investment Options including guaranteed interest account, net	(879,864)	(3,206,010)	(28,751,170)	1,841,202,409	(1,975,874)	(2,835,166)
Redemptions for contract benefits and terminations	(22,590,317)	(18,825,103)	(221,485,548)	(157,500,071)	(16,387,831)	(15,792,911)
Contract maintenance charges	(19,828)	(19,357)	(79,455,256)	(54,396,318)	(14,642)	(15,736)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,319,425)	(14,575,704)	(329,542,714)	1,629,495,522	(17,120,208)	(15,313,594)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	583	14,890	88,771	—	(5)

Net Increase (Decrease) in Net Assets	(16,827,265)	(46,064,806)	(181,187,271)	1,504,569,670	1,136,927	(39,473,727)
Net Assets — Beginning of Year or Period	170,206,732	216,271,538	2,437,298,959	932,729,289	113,259,624	152,733,351

Net Assets — End of Year or Period	$153,379,467	$170,206,732	$2,256,111,688	$2,437,298,959	$114,396,551	$113,259,624

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(b)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$559,260	$1,024,478	$245,303	$84,666	$18,348	$17,225
Net realized gain (loss)	4,155,570	(548,847)	(1,213,838)	645,318	73,248	(3,047)
Net change in unrealized appreciation (depreciation) of investments	(3,410,508)	6,454,934	2,502,404	(3,754,085)	318,102	(21,044)

Net increase (decrease) in net assets resulting from operations	1,304,322	6,930,565	1,533,869	(3,024,101)	409,698	(6,866)

From Contractowners Transactions:
Payments received from contractowners	1,085,640	2,572,522	2,402,963	2,374,789	1,521,145	2,285,908
Transfers between Variable Investment Options including guaranteed interest account, net	(4,604,410)	9,278,911	(565,362)	(1,362,483)	(178,765)	56,794
Redemptions for contract benefits and terminations	(4,282,898)	(2,332,048)	(2,755,760)	(1,413,919)	(96,600)	(5,785)
Contract maintenance charges	(14,207)	(6,832)	(2,810)	(3,093)	(268)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(7,815,875)	9,512,553	(920,969)	(404,706)	1,245,512	2,336,917

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	251

Net Increase (Decrease) in Net Assets	(6,511,553)	16,443,118	612,900	(3,428,807)	1,655,210	2,330,302
Net Assets — Beginning of Year or Period	36,024,731	19,581,613	18,731,955	22,160,762	2,330,302	—

Net Assets — End of Year or Period	$29,513,178	$36,024,731	$19,344,855	$18,731,955	$3,985,512	$2,330,302

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	Units were made available on February 22, 2022.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQUITABLE MODERATE GROWTH MF/ETF*(b)		FEDERATED HERMES HIGH INCOME BOND FUND II		FEDERATED HERMES KAUFMANN FUND II
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$45,127	$13,009	$1,441,368	$1,430,387	$(292,495)	$(314,683)
Net realized gain (loss)	6,216	(3,728)	(3,956,019)	(786,027)	(8,527,800)	2,727,561
Net change in unrealized appreciation (depreciation) of investments	211,726	(37,687)	5,925,831	(5,456,540)	12,293,546	(14,115,918)

Net increase (decrease) in net assets resulting from operations	263,069	(28,406)	3,411,180	(4,812,180)	3,473,251	(11,703,040)

From Contractowners Transactions:
Payments received from contractowners	2,353,233	1,060,560	1,070,370	3,468,618	911,168	3,124,067
Transfers between Variable Investment Options including guaranteed interest account, net	37,727	106,538	1,157,524	(570,398)	102,868	(241,137)
Redemptions for contract benefits and terminations	(118,868)	(29,119)	(3,688,736)	(2,967,512)	(2,815,283)	(2,190,983)
Contract maintenance charges	(152)	—	(3,544)	(2,751)	(5,502)	(4,196)

Net increase (decrease) in net assets resulting from contractowners transactions	2,271,940	1,137,979	(1,464,386)	(72,043)	(1,806,749)	687,751

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	9	17	—	296	—	206

Net Increase (Decrease) in Net Assets	2,535,018	1,109,590	1,946,794	(4,883,927)	1,666,502	(11,015,083)
Net Assets — Beginning of Year or Period	1,109,590	—	31,535,585	36,419,512	26,560,648	37,575,731

Net Assets — End of Year or Period	$3,644,608	$1,109,590	$33,482,379	$31,535,585	$28,227,150	$26,560,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	Units were made available on February 22, 2022.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO		FIDELITY® VIP FREEDOM 2020 PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,079	$1,355	$10,204	$2,169	$7,948	$2,863
Net realized gain (loss)	38,446	49,699	(78,727)	61,845	(79,881)	66,911
Net change in unrealized appreciation (depreciation) of investments	41,125	(171,215)	115,793	(177,965)	129,397	(259,905)

Net increase (decrease) in net assets resulting from operations	81,650	(120,161)	47,270	(113,951)	57,464	(190,131)

From Contractowners Transactions:
Payments received from contractowners	22,011	1,248	11	—	2,880	2,880
Transfers between Variable Investment Options including guaranteed interest account, net	—	23,097	(432)	4,260	—	(1,023)
Redemptions for contract benefits and terminations	(27,703)	(43,718)	(65,481)	(36,437)	(97,400)	(431,554)
Contract maintenance charges	(165)	(183)	(32)	(67)	(46)	(77)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,857)	(19,556)	(65,934)	(32,244)	(94,566)	(429,774)

Net Increase (Decrease) in Net Assets	75,793	(139,717)	(18,664)	(146,195)	(37,102)	(619,905)
Net Assets — Beginning of Year or Period	562,695	702,412	569,454	715,649	586,620	1,206,525

Net Assets — End of Year or Period	$638,488	$562,695	$550,790	$569,454	$549,518	$586,620

The accompanying notes are an integral part of these financial statements.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$6,634	$6,193	$15,731	$2,110	$(876,368)	$(1,056,160)
Net realized gain (loss)	8,082	82,734	(101,000)	68,916	(1,109,365)	7,368,149
Net change in unrealized appreciation (depreciation) of investments	62,529	(392,405)	269,082	(357,002)	14,185,938	(25,730,197)

Net increase (decrease) in net assets resulting from operations	77,245	(303,478)	183,813	(285,976)	12,200,205	(19,418,208)

From Contractowners Transactions:
Payments received from contractowners	—	—	154,490	80,293	2,426,803	8,027,451
Transfers between Variable Investment Options including guaranteed interest account, net	(610,066)	(184,442)	219,507	3,166	156,387	(1,996,256)
Redemptions for contract benefits and terminations	(248,408)	(37,878)	(43,318)	(164,327)	(11,973,138)	(10,771,679)
Contract maintenance charges	(91)	(92)	(6)	(45)	(14,102)	(12,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(858,565)	(222,412)	330,673	(80,913)	(9,404,050)	(4,753,449)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	875

Net Increase (Decrease) in Net Assets	(781,320)	(525,890)	514,486	(366,889)	2,796,155	(24,170,782)
Net Assets — Beginning of Year or Period	1,243,327	1,769,217	1,255,983	1,622,872	97,140,755	121,311,537

Net Assets — End of Year or Period	$462,007	$1,243,327	$1,770,469	$1,255,983	$99,936,910	$97,140,755

The accompanying notes are an integral part of these financial statements.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$4,464,103	$3,442,739	$152,930	$122,497	$507,996	$77,469
Net realized gain (loss)	(12,034,875)	(2,156,918)	204,654	213,006	(3,923,674)	7,610,961
Net change in unrealized appreciation (depreciation) of investments	18,853,925	(24,532,068)	151,547	(986,712)	7,955,089	(17,274,232)

Net increase (decrease) in net assets resulting from operations	11,283,153	(23,246,247)	509,131	(651,209)	4,539,411	(9,585,802)

From Contractowners Transactions:
Payments received from contractowners	5,514,952	15,026,709	252,302	669,847	599,460	3,923,706
Transfers between Variable Investment Options including guaranteed interest account, net	3,836,008	(4,900,470)	166,703	222,071	(794,357)	(2,365,835)
Redemptions for contract benefits and terminations	(20,942,528)	(18,585,018)	(796,445)	(815,003)	(7,984,546)	(7,426,913)
Contract maintenance charges	(15,338)	(14,695)	(440)	(396)	(4,279)	(3,749)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,606,906)	(8,473,474)	(377,880)	76,519	(8,183,722)	(5,872,791)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	112	—	—	—	—

Net Increase (Decrease) in Net Assets	(323,753)	(31,719,609)	131,251	(574,690)	(3,644,311)	(15,458,593)
Net Assets — Beginning of Year or Period	152,167,653	183,887,262	6,987,306	7,561,996	56,183,240	71,641,833

Net Assets — End of Year or Period	$151,843,900	$152,167,653	$7,118,557	$6,987,306	$52,538,929	$56,183,240

The accompanying notes are an integral part of these financial statements.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND		GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$23,862	$83,935	$3,776,929	$3,587,567	$67,366	$44,139
Net realized gain (loss)	(3,313,815)	558,389	3,651,495	2,246,347	55,041	104,012
Net change in unrealized appreciation (depreciation) of investments	5,621,054	(5,039,683)	(789,739)	(12,809,630)	(45,288)	69,740

Net increase (decrease) in net assets resulting from operations	2,331,101	(4,397,359)	6,638,685	(6,975,716)	77,119	217,891

From Contractowners Transactions:
Payments received from contractowners	1,167,672	835,412	3,502,921	10,221,015	27,485	28,253
Transfers between Variable Investment Options including guaranteed interest account, net	(2,433,367)	2,336,406	1,894,435	(33,694)	(341,551)	671,513
Redemptions for contract benefits and terminations	(2,533,795)	(2,817,575)	(11,259,801)	(11,858,185)	(464,364)	(458,657)
Contract maintenance charges	(2,024)	(1,942)	(10,219)	(7,186)	(337)	(445)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,801,514)	352,301	(5,872,664)	(1,678,050)	(778,767)	240,664

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	2,792	—	173

Net Increase (Decrease) in Net Assets	(1,470,413)	(4,045,058)	766,021	(8,650,974)	(701,648)	458,728
Net Assets — Beginning of Year or Period	20,577,454	24,622,512	96,104,186	104,755,160	3,100,850	2,642,122

Net Assets — End of Year or Period	$19,107,041	$20,577,454	$96,870,207	$96,104,186	$2,399,202	$3,100,850

The accompanying notes are an integral part of these financial statements.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	HARTFORD DISCIPLINED EQUITY HLS FUND		INVESCO V.I. BALANCED- RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(597,603)	$(560,318)	$(163,261)	$915,376	$130,062	$126,275
Net realized gain (loss)	(2,011,382)	2,777,044	(3,073,564)	(142,615)	2,012,444	7,699,732
Net change in unrealized appreciation (depreciation) of investments	13,587,421	(19,791,344)	3,940,742	(3,608,686)	991,434	(9,805,078)

Net increase (decrease) in net assets resulting from operations	10,978,436	(17,574,618)	703,917	(2,835,925)	3,133,940	(1,979,071)

From Contractowners Transactions:
Payments received from contractowners	538,724	1,881,441	412,102	5,759,287	814,879	1,006,447
Transfers between Variable Investment Options including guaranteed interest account, net	(2,103,751)	(3,491,285)	55,192	(3,034,877)	(1,913,601)	365,672
Redemptions for contract benefits and terminations	(8,305,887)	(6,698,217)	(1,868,108)	(1,682,321)	(9,346,208)	(7,205,509)
Contract maintenance charges	(5,325)	(5,797)	(2,339)	(1,310)	(5,286)	(5,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,876,239)	(8,313,858)	(1,403,153)	1,040,779	(10,450,216)	(5,839,322)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	376	—	811	—	314

Net Increase (Decrease) in Net Assets	1,102,197	(25,888,100)	(699,236)	(1,794,335)	(7,316,276)	(7,818,079)
Net Assets — Beginning of Year or Period	62,591,092	88,479,192	14,528,825	16,323,160	53,166,805	60,984,884

Net Assets — End of Year or Period	$63,693,289	$62,591,092	$13,829,589	$14,528,825	$45,850,529	$53,166,805

The accompanying notes are an integral part of these financial statements.

FSA-138

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$84,888	$36,045	$(113,258)	$(121,328)	$1,537,386	$1,374,974
Net realized gain (loss)	(1,051,979)	3,403,895	(2,369,863)	1,664,708	(4,427,816)	(1,161,030)
Net change in unrealized appreciation (depreciation) of investments	2,860,301	(5,681,124)	2,639,575	(3,349,479)	6,170,794	(5,452,904)

Net increase (decrease) in net assets resulting from operations	1,893,210	(2,241,184)	156,454	(1,806,099)	3,280,364	(5,238,960)

From Contractowners Transactions:
Payments received from contractowners	1,220,022	1,807,760	188,192	1,023,865	1,758,713	3,333,769
Transfers between Variable Investment Options including guaranteed interest account, net	(367,654)	1,065,780	58,883	(92,344)	8,702	(1,219,307)
Redemptions for contract benefits and terminations	(3,211,599)	(1,998,981)	(1,004,520)	(719,670)	(5,221,824)	(4,857,521)
Contract maintenance charges	(1,995)	(2,026)	(968)	(900)	(5,755)	(5,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,361,226)	872,533	(758,413)	210,951	(3,460,164)	(2,748,630)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	125	—	102

Net Increase (Decrease) in Net Assets	(468,016)	(1,368,651)	(601,959)	(1,595,023)	(179,800)	(7,987,488)
Net Assets — Beginning of Year or Period	23,308,464	24,677,115	10,674,360	12,269,383	41,515,131	49,502,619

Net Assets — End of Year or Period	$22,840,448	$23,308,464	$10,072,401	$10,674,360	$41,335,331	$41,515,131

The accompanying notes are an integral part of these financial statements.

FSA-139

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(134,324)	$(148,455)	$(335,215)	$(358,210)	$2,124,146	$(426,672)
Net realized gain (loss)	(2,540,453)	2,123,394	(4,550,941)	5,321,507	12,531,349	15,085,241
Net change in unrealized appreciation (depreciation) of investments	3,845,995	(4,079,958)	8,559,905	(12,413,646)	26,823,970	(76,027,016)

Net increase (decrease) in net assets resulting from operations	1,171,218	(2,105,019)	3,673,749	(7,450,349)	41,479,465	(61,368,447)

From Contractowners Transactions:
Payments received from contractowners	151,489	285,195	713,654	2,102,653	14,823,028	47,746,938
Transfers between Variable Investment Options including guaranteed interest account, net	(57,781)	(259,697)	121,294	67,956	8,285,764	(59,268)
Redemptions for contract benefits and terminations	(1,646,976)	(1,280,279)	(3,214,379)	(2,968,639)	(27,576,686)	(20,231,098)
Contract maintenance charges	(1,239)	(1,429)	(4,020)	(3,858)	(43,270)	(30,983)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,554,507)	(1,256,210)	(2,383,451)	(801,888)	(4,511,164)	27,425,589

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	1,052	—	801

Net Increase (Decrease) in Net Assets	(383,289)	(3,361,229)	1,290,298	(8,251,185)	36,968,301	(33,942,057)
Net Assets — Beginning of Year or Period	10,445,912	13,807,141	26,227,355	34,478,540	302,480,293	336,422,350

Net Assets — End of Year or Period	$10,062,623	$10,445,912	$27,517,653	$26,227,355	$339,448,594	$302,480,293

The accompanying notes are an integral part of these financial statements.

FSA-140

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,584,429	$609,772	$5,685,357	$5,089,811	$(116,059)	$(136,710)
Net realized gain (loss)	(8,573,121)	(226,478)	(17,015,957)	(4,806,447)	952,521	2,592,483
Net change in unrealized appreciation (depreciation) of investments	9,541,587	(12,075,210)	18,950,150	(27,462,623)	1,425,168	(5,624,022)

Net increase (decrease) in net assets resulting from operations	2,552,895	(11,691,916)	7,619,550	(27,179,259)	2,261,630	(3,168,249)

From Contractowners Transactions:
Payments received from contractowners	1,365,334	8,027,392	4,451,438	13,355,203	199,328	833,949
Transfers between Variable Investment Options including guaranteed interest account, net	3,318,904	(5,504,806)	822,011	(1,764,219)	(259,579)	(197,716)
Redemptions for contract benefits and terminations	(8,000,491)	(6,117,972)	(19,607,934)	(25,056,086)	(1,840,888)	(1,344,085)
Contract maintenance charges	(8,119)	(6,236)	(16,710)	(16,231)	(2,590)	(1,987)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,324,372)	(3,601,622)	(14,351,195)	(13,481,333)	(1,903,729)	(709,839)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	309	(9)	—

Net Increase (Decrease) in Net Assets	(771,477)	(15,293,538)	(6,731,645)	(40,660,283)	357,892	(3,878,088)
Net Assets — Beginning of Year or Period	64,491,439	79,784,977	155,263,718	195,924,001	14,059,141	17,937,229

Net Assets — End of Year or Period	$63,719,962	$64,491,439	$148,532,073	$155,263,718	$14,417,033	$14,059,141

The accompanying notes are an integral part of these financial statements.

FSA-141

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(248,553)	$(267,561)	$144,790	$45,680	$(162,127)	$(257,986)
Net realized gain (loss)	(278,582)	3,055,043	4,991,571	4,041,149	(4,120,462)	1,900,300
Net change in unrealized appreciation (depreciation) of investments	4,199,762	(7,552,186)	(2,313,597)	(8,215,293)	8,973,055	(9,760,712)

Net increase (decrease) in net assets resulting from operations	3,672,627	(4,764,704)	2,822,764	(4,128,464)	4,690,466	(8,118,398)

From Contractowners Transactions:
Payments received from contractowners	250,304	549,351	1,698,685	5,590,187	484,218	248,860
Transfers between Variable Investment Options including guaranteed interest account, net	15,706	541,568	(4,077,152)	(93,670)	(785,007)	(1,483,093)
Redemptions for contract benefits and terminations	(2,334,209)	(2,125,374)	(6,418,466)	(4,105,626)	(1,340,243)	(1,185,988)
Contract maintenance charges	(1,531)	(1,672)	(5,189)	(4,538)	(186,696)	(228,419)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,069,730)	(1,036,127)	(8,802,122)	1,386,353	(1,827,728)	(2,648,640)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	737	—	—

Net Increase (Decrease) in Net Assets	1,602,897	(5,800,831)	(5,979,358)	(2,741,374)	2,862,738	(10,767,038)
Net Assets — Beginning of Year or Period	17,549,046	23,349,877	53,119,222	55,860,596	14,061,875	24,828,913

Net Assets — End of Year or Period	$19,151,943	$17,549,046	$47,139,864	$53,119,222	$16,924,613	$14,061,875

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-142

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$705,035	$514,160	$(1,259,514)	$(1,289,921)	$(40,085)	$(41,854)
Net realized gain (loss)	(7,867,334)	(4,762,905)	(17,976,649)	9,747,459	(381,176)	597,094
Net change in unrealized appreciation (depreciation) of investments	8,557,916	(7,563,110)	58,485,637	(61,883,571)	822,569	(1,010,042)

Net increase (decrease) in net assets resulting from operations	1,395,617	(11,811,855)	39,249,474	(53,426,033)	401,308	(454,802)

From Contractowners Transactions:
Payments received from contractowners	112,471	488,470	4,097,656	9,251,818	28,887	150,317
Transfers between Variable Investment Options including guaranteed interest account, net	4,275,322	(24,400,083)	(1,765,945)	(2,118,226)	34,342	16,215
Redemptions for contract benefits and terminations	(4,554,862)	(4,998,029)	(11,277,553)	(6,382,644)	(491,488)	(317,418)
Contract maintenance charges	(1,155,428)	(1,519,317)	(212,206)	(252,551)	(248)	(303)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,322,497)	(30,428,959)	(9,158,048)	498,397	(428,507)	(151,189)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	2,429	—	—

Net Increase (Decrease) in Net Assets	73,120	(42,240,814)	30,091,426	(52,925,207)	(27,199)	(605,991)
Net Assets — Beginning of Year or Period	50,921,679	93,162,493	85,996,449	138,921,656	3,108,919	3,714,910

Net Assets — End of Year or Period	$50,994,799	$50,921,679	$116,087,875	$85,996,449	$3,081,720	$3,108,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-143

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$3,537,286	$5,354,225	$441,498	$398,916	$66,601	$17,463
Net realized gain (loss)	(5,764,582)	1,386,688	(2,313,351)	(518,232)	(833,265)	(248,793)
Net change in unrealized appreciation (depreciation) of investments	(100,592)	(5,906,511)	2,803,493	(2,305,978)	1,015,049	(755,329)

Net increase (decrease) in net assets resulting from operations	(2,327,888)	834,402	931,640	(2,425,294)	248,385	(986,659)

From Contractowners Transactions:
Payments received from contractowners	1,161,097	3,246,764	120,507	429,655	151,732	653,757
Transfers between Variable Investment Options including guaranteed interest account, net	(1,369,459)	4,896,836	57,588	(138,917)	291,796	(376,752)
Redemptions for contract benefits and terminations	(3,334,755)	(3,827,025)	(1,343,756)	(1,743,253)	(750,638)	(686,811)
Contract maintenance charges	(7,952)	(6,670)	(1,220)	(1,264)	(1,197)	(800)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,551,069)	4,309,905	(1,166,881)	(1,453,779)	(308,307)	(410,606)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	1,292	666	—	—	—

Net Increase (Decrease) in Net Assets	(5,878,957)	5,145,599	(234,575)	(3,879,073)	(59,922)	(1,397,265)
Net Assets — Beginning of Year or Period	26,548,543	21,402,944	10,597,413	14,476,486	6,684,905	8,082,170

Net Assets — End of Year or Period	$20,669,586	$26,548,543	$10,362,838	$10,597,413	$6,624,983	$6,684,905

The accompanying notes are an integral part of these financial statements.

FSA-144

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO		PRINCIPAL BLUE CHIP ACCOUNT(b)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$37,709	$30,353	$1,620,969	$900,296	$(7,197)	$(2,872)
Net realized gain (loss)	(684,461)	586,169	(2,617,756)	(619,068)	8,047	(41)
Net change in unrealized appreciation (depreciation) of investments	1,061,797	(1,509,922)	3,725,666	(3,850,063)	231,273	(59,794)

Net increase (decrease) in net assets resulting from operations	415,045	(893,400)	2,728,879	(3,568,835)	232,123	(62,707)

From Contractowners Transactions:
Payments received from contractowners	39,400	280,149	4,626,372	5,353,709	28,499	479,854
Transfers between Variable Investment Options including guaranteed interest account, net	193,875	12,516	4,356,403	(708,492)	(13,846)	179,869
Redemptions for contract benefits and terminations	(394,461)	(164,007)	(3,046,187)	(3,465,661)	(13,291)	(1,800)
Contract maintenance charges	(143)	(319)	(3,964)	(2,890)	(56)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(161,329)	128,339	5,932,624	1,176,666	1,306	657,923

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	2,993	660	—	250

Net Increase (Decrease) in Net Assets	253,716	(765,061)	8,664,496	(2,391,509)	233,429	595,466
Net Assets — Beginning of Year or Period	3,617,018	4,382,079	36,071,517	38,463,026	595,466	—

Net Assets — End of Year or Period	$3,870,734	$3,617,018	$44,736,013	$36,071,517	$828,895	$595,466

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on February 22, 2022.

FSA-145

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PRINCIPAL EQUITY INCOME ACCOUNT(b)		PROFUND VP BEAR		PROFUND VP BIOTECHNOLOGY
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$8	$12	$(879)	$(1,173)	$(455,445)	$(523,217)
Net realized gain (loss)	(98)	109	(13,666)	(13,006)	2,461,437	7,062,513
Net change in unrealized appreciation (depreciation) of investments	183	(144)	238	14,783	384,174	(10,820,710)

Net increase (decrease) in net assets resulting from operations	93	(23)	(14,307)	604	2,390,166	(4,281,414)

From Contractowners Transactions:
Payments received from contractowners	—	990	208	8,847	300,969	521,645
Transfers between Variable Investment Options including guaranteed interest account, net	3	—	(66,152)	73,811	(586,364)	(571,446)
Redemptions for contract benefits and terminations	—	—	(5,338)	(857)	(5,502,325)	(5,425,946)
Contract maintenance charges	(1)	—	(20)	(5)	(3,465)	(3,827)

Net increase (decrease) in net assets resulting from contractowners transactions	2	990	(71,302)	81,796	(5,791,185)	(5,479,574)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	427	(10)	—

Net Increase (Decrease) in Net Assets	95	967	(85,609)	82,827	(3,401,029)	(9,760,988)
Net Assets — Beginning of Year or Period	967	—	113,477	30,650	35,879,548	45,640,536

Net Assets — End of Year or Period	$1,062	$967	$27,868	$113,477	$32,478,519	$35,879,548

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on February 22, 2022.

FSA-146

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$22,235	$11,908	$(15,039)	$(22,494)	$249,655	$178,764
Net realized gain (loss)	(253,880)	512,156	(212,244)	277,214	637,328	1,621,673
Net change in unrealized appreciation (depreciation) of investments	1,035,384	(1,621,797)	1,463,390	(1,142,836)	1,582,241	(3,208,713)

Net increase (decrease) in net assets resulting from operations	803,739	(1,097,733)	1,236,107	(888,116)	2,469,224	(1,408,276)

From Contractowners Transactions:
Payments received from contractowners	11,504	284,011	244,645	1,202,752	1,099,730	5,286,734
Transfers between Variable Investment Options including guaranteed interest account, net	523,007	(48,090)	395,363	(137,912)	1,172,338	251,104
Redemptions for contract benefits and terminations	(980,291)	(378,818)	(412,728)	(119,925)	(3,113,778)	(2,187,809)
Contract maintenance charges	(748)	(663)	(1,918)	(984)	(4,960)	(3,549)

Net increase (decrease) in net assets resulting from contractowners transactions	(446,528)	(143,560)	225,362	943,931	(846,670)	3,346,480

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	634

Net Increase (Decrease) in Net Assets	357,211	(1,241,293)	1,461,469	55,815	1,622,554	1,938,838
Net Assets — Beginning of Year or Period	5,236,036	6,477,329	4,413,775	4,357,960	30,642,308	28,703,470

Net Assets — End of Year or Period	$5,593,247	$5,236,036	$5,875,244	$4,413,775	$32,264,862	$30,642,308

The accompanying notes are an integral part of these financial statements.

FSA-147

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$57,049	$110,868	$(908,112)	$(1,084,619)	$25,361	$28,200
Net realized gain (loss)	(2,015,473)	162,940	(15,930,522)	(5,215,184)	(75,788)	(53,600)
Net change in unrealized appreciation (depreciation) of investments	2,812,197	(2,947,441)	17,613,762	748,255	134,512	(65,239)

Net increase (decrease) in net assets resulting from operations	853,773	(2,673,633)	775,128	(5,551,548)	84,085	(90,639)

From Contractowners Transactions:
Payments received from contractowners	130,792	290,409	979,511	2,097,693	1,463	22,520
Transfers between Variable Investment Options including guaranteed interest account, net	(209,650)	(22,565)	(1,129,188)	(3,365,649)	(61,800)	85,607
Redemptions for contract benefits and terminations	(915,463)	(1,273,505)	(11,002,351)	(9,807,055)	(74,477)	(152,760)
Contract maintenance charges	(902)	(995)	(8,085)	(9,095)	(56)	(49)

Net increase (decrease) in net assets resulting from contractowners transactions	(995,223)	(1,006,656)	(11,160,113)	(11,084,106)	(134,870)	(44,682)

Net Increase (Decrease) in Net Assets	(141,450)	(3,680,289)	(10,384,985)	(16,635,654)	(50,785)	(135,321)
Net Assets — Beginning of Year or Period	8,088,650	11,768,939	75,522,716	92,158,370	924,865	1,060,186

Net Assets — End of Year or Period	$7,947,200	$8,088,650	$65,137,731	$75,522,716	$874,080	$924,865

The accompanying notes are an integral part of these financial statements.

FSA-148

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	VANECK VIP GLOBAL RESOURCES FUND
	2023	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$163,257	$23,912
Net realized gain (loss)	3,080,322	1,015,863
Net change in unrealized appreciation (depreciation) of investments	(4,050,439)	93,422

Net increase (decrease) in net assets resulting from operations	(806,860)	1,133,197

From Contractowners Transactions:
Payments received from contractowners	92,925	231,085
Transfers between Variable Investment Options including guaranteed interest account, net	(397,016)	(205,689)
Redemptions for contract benefits and terminations	(2,144,598)	(1,899,251)
Contract maintenance charges	(1,936)	(2,205)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,450,625)	(1,876,060)

Net Increase (Decrease) in Net Assets	(3,257,485)	(742,863)
Net Assets — Beginning of Year or Period	15,886,498	16,629,361

Net Assets — End of Year or Period	$12,629,013	$15,886,498

The accompanying notes are an integral part of these financial statements.

FSA-149

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	303	(322)	(19)	81	(69)	12

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	3,128	(3,215)	(87)	455	(566)	(111)

1290 VT EQUITY INCOME	IA	585	(682)	(97)	114	(98)	16
1290 VT EQUITY INCOME	IB	522	(589)	(67)	216	(316)	(100)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	426	(491)	(65)	26	(79)	(53)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	476	(492)	(16)	113	(182)	(69)

1290 VT GAMCO SMALL COMPANY VALUE	IA	4,037	(4,718)	(681)	83	(760)	(677)
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,296	(3,685)	(389)	369	(516)	(147)

1290 VT HIGH YIELD BOND	IB	1,698	(1,727)	(29)	303	(349)	(46)

1290 VT MICRO CAP	IB	572	(558)	14	135	(130)	5

1290 VT MODERATE GROWTH ALLOCATION	IB	7,588	(7,472)	116	3,919	(283)	3,636

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	219	(195)	24	137	(82)	55

1290 VT NATURAL RESOURCES	IB	2,237	(2,795)	(558)	1,710	(675)	1,035

1290 VT REAL ESTATE	IB	1,367	(1,425)	(58)	460	(298)	162

1290 VT SMALL CAP VALUE	IB	1,803	(2,171)	(368)	731	(948)	(217)

1290 VT SMARTBETA EQUITY ESG	IB	1,073	(1,229)	(156)	395	(457)	(62)

1290 VT SOCIALLY RESPONSIBLE	IB	592	(658)	(66)	153	(185)	(32)

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	127	(148)	(21)	2	(38)	(36)

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	643	(731)	(88)	235	(122)	113

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	830	(964)	(134)	243	(315)	(72)

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	389	(441)	(52)	206	(205)	1

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	CLASS B	342	(396)	(54)	20	(63)	(43)

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	276	(336)	(60)	44	(47)	(3)

The accompanying notes are an integral part of these financial statements.

FSA-150

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1,569	(1,788)	(219)	829	(583)	246

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	8,011	(8,402)	(391)	1,055	(1,073)	(18)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	1,290	(1,408)	(118)	222	(165)	57

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,152	(1,218)	(66)	160	(246)	(86)

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	2,472	(2,711)	(239)	350	(274)	76

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	1,136	(1,189)	(53)	379	(301)	78

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	311	(382)	(71)	14	(68)	(54)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	3,006	(3,644)	(638)	654	(753)	(99)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	2,740	(3,048)	(308)	430	(657)	(227)

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	5,585	(5,915)	(330)	892	(1,330)	(438)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	1,331	(1,497)	(166)	79	(316)	(237)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	1,026	(1,227)	(201)	61	(134)	(73)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	399	(418)	(19)	79	(50)	29

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	1,239	(1,398)	(159)	59	(253)	(194)

DELAWARE IVY VIP HIGH INCOME	CLASS II	3,426	(4,142)	(716)	132	(865)	(733)

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	724	(740)	(16)	133	(118)	15

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	3,361	(3,705)	(344)	1,382	(1,119)	263

EQ/400 MANAGED VOLATILITY	IB	1,544	(1,670)	(126)	151	(521)	(370)

EQ/500 MANAGED VOLATILITY	IB	4,897	(5,704)	(807)	2,271	(916)	1,355

EQ/2000 MANAGED VOLATILITY	IB	1,741	(1,858)	(117)	233	(459)	(226)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	29,770	(29,809)	(39)	4,403	(2,626)	1,777

EQ/AB DYNAMIC GROWTH	IB	57,538	(62,051)	(4,513)	2,786	(5,187)	(2,401)

The accompanying notes are an integral part of these financial statements.

FSA-151

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB DYNAMIC MODERATE GROWTH	IB	109,098	(121,135)	(12,037)	13,308	(44,696)	(31,388)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,473	(2,663)	(190)	970	(911)	59

EQ/AB SMALL CAP GROWTH	IA	1,497	(1,722)	(225)	673	(206)	467

EQ/AB SMALL CAP GROWTH	IB	1,830	(1,974)	(144)	679	(296)	383

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	22	(17)	5	17	(1)	16

EQ/AGGRESSIVE ALLOCATION	IA	560	(584)	(24)	21	(34)	(13)

EQ/AGGRESSIVE ALLOCATION	IB	1,258	(1,471)	(213)	393	(101)	292

EQ/AGGRESSIVE GROWTH STRATEGY	IB	176,991	(193,300)	(16,309)	8,258	(25,532)	(17,274)

EQ/ALL ASSET GROWTH ALLOCATION	IA	2,557	(3,094)	(537)	1,674	(308)	1,366

EQ/ALL ASSET GROWTH ALLOCATION	IB	8,133	(9,127)	(994)	1,259	(1,192)	67

EQ/AMERICAN CENTURY MID CAP VALUE	IB	4,621	(5,352)	(731)	666	(1,108)	(442)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	6,485	(6,147)	338	1,278	(243)	1,035

EQ/BALANCED STRATEGY	IB	123,623	(137,189)	(13,566)	13,446	(45,314)	(31,868)

EQ/CAPITAL GROUP RESEARCH	IA	189	(213)	(24)	7	(40)	(33)

EQ/CAPITAL GROUP RESEARCH	IB	168	(185)	(17)	36	(113)	(77)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	2,282	(2,476)	(194)	360	(601)	(241)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	557	(541)	16	160	(166)	(6)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	108	(120)	(12)	26	(50)	(24)

EQ/COMMON STOCK INDEX	IA	1,437	(1,495)	(58)	146	(167)	(21)

EQ/COMMON STOCK INDEX	IB	1,849	(1,902)	(53)	658	(396)	262

EQ/CONSERVATIVE ALLOCATION	IB	4,943	(5,646)	(703)	1,243	(1,561)	(318)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	63,782	(70,065)	(6,283)	8,673	(26,413)	(17,740)

EQ/CONSERVATIVE STRATEGY	IB	47,615	(53,082)	(5,467)	12,953	(23,206)	(10,253)

EQ/CORE BOND INDEX	IB	25,167	(26,623)	(1,456)	3,314	(6,853)	(3,539)

The accompanying notes are an integral part of these financial statements.

FSA-152

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CORE PLUS BOND	IB	5,572	(6,408)	(836)	7,591	(498)	7,093

EQ/EMERGING MARKETS EQUITY PLUS	IB	664	(714)	(50)	89	(140)	(51)

EQ/EQUITY 500 INDEX	IA	6,101	(6,897)	(796)	530	(1,115)	(585)

EQ/EQUITY 500 INDEX	IB	10,409	(10,694)	(285)	2,131	(1,292)	839

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	4,884	(5,546)	(662)	1,080	(854)	226

EQ/FRANKLIN MODERATE ALLOCATION	IB	16,964	(17,230)	(266)	1,754	(1,695)	59

EQ/FRANKLIN RISING DIVIDENDS	IB	5,716	(6,567)	(851)	3,525	(730)	2,795

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	62	(69)	(7)	3	(16)	(13)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	240	(258)	(18)	37	(121)	(84)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	190	(206)	(16)	7	(42)	(35)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	115	(139)	(24)	29	(91)	(62)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	18,502	(16,052)	2,450	3,756	(251)	3,505

EQ/GOLDMAN SACHS MID CAP VALUE	IB	717	(911)	(194)	50	(264)	(214)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	48,934	(53,602)	(4,668)	2,075	(3,992)	(1,917)

EQ/GROWTH STRATEGY	IB	170,335	(189,183)	(18,848)	12,819	(40,703)	(27,884)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	9,702	(10,630)	(928)	1,698	(2,828)	(1,130)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	260	(299)	(39)	31	(51)	(20)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	185	(219)	(34)	47	(134)	(87)

EQ/INTERNATIONAL EQUITY INDEX	IA	2,239	(2,159)	80	440	(254)	186

EQ/INTERNATIONAL EQUITY INDEX	IB	2,507	(2,488)	19	460	(325)	135

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	4,403	(5,241)	(838)	483	(975)	(492)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	132	(157)	(25)	6	(14)	(8)

EQ/INVESCO COMSTOCK	IA	1,036	(1,314)	(278)	231	(255)	(24)

EQ/INVESCO COMSTOCK	IB	164	(188)	(24)	50	(132)	(82)

The accompanying notes are an integral part of these financial statements.

FSA-153

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INVESCO GLOBAL	IA	1,516	(1,749)	(233)	55	(269)	(214)

EQ/INVESCO GLOBAL	IB	1,470	(1,593)	(123)	315	(361)	(46)

EQ/INVESCO GLOBAL REAL ASSETS	IB	2,454	(2,837)	(383)	176	(614)	(438)

EQ/INVESCO MODERATE ALLOCATION	IB	25,324	(27,458)	(2,134)	1,232	(2,315)	(1,083)

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	15,551	(15,246)	305	10,920	(158)	10,762

EQ/JANUS ENTERPRISE	IA	1,373	(1,598)	(225)	194	(205)	(11)

EQ/JANUS ENTERPRISE	IB	1,375	(1,458)	(83)	360	(405)	(45)

EQ/JPMORGAN GROWTH ALLOCATION	IB	31,360	(30,084)	1,276	11,867	(1,862)	10,005

EQ/JPMORGAN GROWTH STOCK	IA	2,821	(3,441)	(620)	155	(710)	(555)

EQ/JPMORGAN GROWTH STOCK	IB	4,904	(5,541)	(637)	1,256	(859)	397

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	451	(483)	(32)	269	(90)	179

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,116	(3,850)	266	2,689	(426)	2,263

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	181	(198)	(17)	34	(99)	(65)

EQ/LARGE CAP GROWTH INDEX	IA	1,254	(1,401)	(147)	154	(304)	(150)

EQ/LARGE CAP GROWTH INDEX	IB	2,244	(2,323)	(79)	697	(422)	275

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	114	(143)	(29)	11	(24)	(13)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	257	(300)	(43)	62	(150)	(88)

EQ/LARGE CAP VALUE INDEX	IA	1,126	(1,229)	(103)	219	(257)	(38)

EQ/LARGE CAP VALUE INDEX	IB	1,897	(1,878)	19	544	(291)	253

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	424	(447)	(23)	77	(65)	12

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	328	(364)	(36)	98	(229)	(131)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	4,153	(4,885)	(732)	315	(824)	(509)

EQ/LOOMIS SAYLES GROWTH	IA	1,675	(1,925)	(250)	966	(243)	723

EQ/LOOMIS SAYLES GROWTH	IB	1,939	(2,159)	(220)	986	(254)	732

The accompanying notes are an integral part of these financial statements.

FSA-154

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MFS INTERNATIONAL GROWTH	IA	2,112	(2,460)	(348)	1,310	(293)	1,017

EQ/MFS INTERNATIONAL GROWTH	IB	2,509	(2,733)	(224)	1,225	(556)	669

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	6,961	(8,444)	(1,483)	863	(1,406)	(543)

EQ/MFS MID CAP FOCUSED GROWTH	IB	1,241	(1,448)	(207)	44	(256)	(212)

EQ/MFS TECHNOLOGY	IB	4,667	(5,153)	(486)	683	(801)	(118)

EQ/MFS UTILITIES SERIES	IB	2,304	(2,580)	(276)	644	(497)	147

EQ/MID CAP INDEX	IA	1,587	(1,673)	(86)	80	(257)	(177)

EQ/MID CAP INDEX	IB	2,760	(2,862)	(102)	472	(341)	131

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	191	(210)	(19)	27	(33)	(6)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	221	(234)	(13)	43	(153)	(110)

EQ/MODERATE ALLOCATION	IA	3,921	(4,633)	(712)	184	(820)	(636)

EQ/MODERATE ALLOCATION	IB	9,365	(9,594)	(229)	2,117	(1,384)	733

EQ/MODERATE GROWTH STRATEGY	IB	230,679	(257,787)	(27,108)	11,344	(58,719)	(47,375)

EQ/MODERATE-PLUS ALLOCATION	IA	1,037	(1,140)	(103)	25	(184)	(159)

EQ/MODERATE-PLUS ALLOCATION	IB	4,363	(4,834)	(471)	1,082	(714)	368

EQ/MONEY MARKET	IA	11,839	(13,001)	(1,162)	7,214	(6,015)	1,199

EQ/MONEY MARKET	IB	86,222	(85,345)	877	73,791	(69,485)	4,306

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	699	(766)	(67)	352	(490)	(138)

EQ/PIMCO GLOBAL REAL RETURN	IB	2,651	(3,142)	(491)	501	(646)	(145)

EQ/PIMCO REAL RETURN	IB	2,225	(2,623)	(398)	206	(652)	(446)

EQ/PIMCO TOTAL RETURN ESG	IB	10,924	(12,232)	(1,308)	1,064	(2,788)	(1,724)

EQ/PIMCO ULTRA SHORT BOND	IA	2,649	(3,485)	(836)	1,287	(760)	527

EQ/PIMCO ULTRA SHORT BOND	IB	3,733	(3,729)	4	1,600	(751)	849

EQ/QUALITY BOND PLUS	IB	1,335	(1,437)	(102)	258	(1,203)	(945)

The accompanying notes are an integral part of these financial statements.

FSA-155

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/SMALL COMPANY INDEX	IA	1,150	(1,203)	(53)	59	(174)	(115)

EQ/SMALL COMPANY INDEX	IB	2,032	(1,974)	58	411	(237)	174

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	3,925	(4,407)	(482)	496	(770)	(274)

EQ/ULTRA CONSERVATIVE STRATEGY	IB	370,228	(401,266)	(31,038)	275,754	(107,453)	168,301

EQ/VALUE EQUITY	IA	2,600	(3,123)	(523)	53	(599)	(546)

EQ/VALUE EQUITY	IB	1,390	(1,659)	(269)	183	(284)	(101)

EQ/WELLINGTON ENERGY	IB	4,629	(5,813)	(1,184)	2,979	(1,285)	1,694

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,346	(1,403)	(57)	234	(246)	(12)

EQUITABLE GROWTH MF/ETF	IB	363	(235)	128	269	(2)	267

EQUITABLE MODERATE GROWTH MF/ETF	IB	413	(185)	228	130	(3)	127

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	2,153	(2,277)	(124)	437	(448)	(11)

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,280	(1,386)	(106)	300	(254)	46

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	26	(26)	—	5	(5)	—

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	34	(38)	(4)	—	(3)	(3)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	37	(42)	(5)	3	(30)	(27)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	33	(81)	(48)	—	(12)	(12)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	108	(91)	17	5	(9)	(4)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	3,513	(3,890)	(377)	477	(589)	(112)

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	9,143	(10,062)	(919)	1,567	(2,207)	(640)

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	499	(530)	(31)	107	(102)	5

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	3,045	(3,537)	(492)	414	(782)	(368)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	1,200	(1,466)	(266)	306	(232)	74

FRANKLIN INCOME VIP FUND	CLASS 2	5,672	(6,035)	(363)	1,095	(1,143)	(48)

The accompanying notes are an integral part of these financial statements.

FSA-156

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	285	(367)	(82)	256	(233)	23

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	1,678	(2,009)	(331)	81	(370)	(289)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,140	(1,257)	(117)	503	(441)	62

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,333	(1,737)	(404)	122	(345)	(223)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,483	(1,644)	(161)	211	(153)	58

INVESCO V.I. HEALTH CARE FUND	SERIES II	671	(727)	(56)	125	(112)	13

INVESCO V.I. HIGH YIELD FUND	SERIES II	2,705	(2,979)	(274)	467	(676)	(209)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	415	(484)	(69)	11	(67)	(56)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,126	(1,214)	(88)	205	(189)	16

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	14,142	(14,417)	(275)	3,094	(1,530)	1,564

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	4,961	(5,295)	(334)	954	(1,299)	(345)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	7,875	(8,971)	(1,096)	2,027	(2,863)	(836)

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	412	(479)	(67)	67	(80)	(13)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	369	(415)	(46)	49	(76)	(27)

MFS® VALUE SERIES	SERVICE CLASS	2,050	(2,556)	(506)	643	(568)	75

MULTIMANAGER AGGRESSIVE EQUITY	IB	360	(397)	(37)	59	(122)	(63)

MULTIMANAGER CORE BOND	IB	4,623	(4,758)	(135)	838	(3,163)	(2,325)

MULTIMANAGER TECHNOLOGY	IB	2,787	(3,055)	(268)	552	(508)	44

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	249	(285)	(36)	35	(49)	(14)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,295	(2,706)	(411)	1,278	(961)	317

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	737	(829)	(92)	74	(197)	(123)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	515	(549)	(34)	137	(184)	(47)

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	176	(187)	(11)	36	(31)	5

The accompanying notes are an integral part of these financial statements.

FSA-157

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	3,206	(2,650)	556	734	(630)	104

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	76	(74)	2	77	(1)	76

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	—	—	—	—	—	—

PROFUND VP BEAR	COMMON SHARES	181	(252)	(71)	204	(134)	70

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	706	(850)	(144)	29	(166)	(137)

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	290	(324)	(34)	22	(32)	(10)

PUTNAM VT RESEARCH FUND	CLASS IB	247	(236)	11	84	(39)	45

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,595	(1,643)	(48)	568	(372)	196

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	587	(675)	(88)	86	(177)	(91)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,897	(7,089)	(1,192)	276	(1,436)	(1,160)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	77	(91)	(14)	27	(32)	(5)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	1,297	(1,570)	(273)	230	(423)	(193)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-158

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Century Variable Portfolios II, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Trust, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Hedged Allocation Portfolio
•	AB VPS Discovery Value Portfolio(1)
•	AB VPS Relative Value Portfolio(2)
•	AB VPS Sustainable Global Thematic Portfolio
•	AB VPS Sustainable International Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

ALPS Variable Investment Trust

•	ALPS Global Opportunity Portfolio(3)

American Century Variable Portfolios II, Inc.

•	American Century VP Inflation Protection Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Growth-Income Fund
•	American Funds Insurance Series® International Growth and Income Fund
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Delaware VIP Emerging Markets Series

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value

FSA-159

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation(4)
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(4)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(4)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond(5)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock(6)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond(5)
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(4)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(4)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

FSA-160

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Trust, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP Asset Strategy
•	Delaware Ivy VIP High Income

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•	Principal Blue Chip Account
•	Principal Equity Income Account

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim Global Managed Futures Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as AB VPS Small/Mid Cap Value Portfolio
(2)	Formerly known as AB VPS Growth and Income Portfolio
(3)	Formerly known as ALPS | Red Rocks Global Opportunity Portfolio
(4)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023
(5)	The Variable Investment Option became available during 2022, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements
(6)	Formerly known as EQ/T. Rowe Price Growth Stock

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator, Investment Edge and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator, Investment Edge and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

FSA-161

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment

FSA-162

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$5,088,430	$4,940,895
1290 VT DoubleLine Opportunistic Bond	31,738,229	31,495,872
1290 VT Equity Income	24,427,836	26,385,682
1290 VT GAMCO Mergers & Acquisitions	12,084,801	12,777,826
1290 VT GAMCO Small Company Value	215,381,750	230,728,525
1290 VT High Yield Bond	21,741,332	20,979,511
1290 VT Micro Cap	7,608,726	7,545,521
1290 VT Moderate Growth Allocation	87,340,360	85,589,788

FSA-163

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
1290 VT Multi-Alternative Strategies	$2,214,712	$1,915,623
1290 VT Natural Resources	27,657,411	33,948,486
1290 VT Real Estate	14,961,264	15,370,441
1290 VT Small Cap Value	26,860,499	30,605,016
1290 VT SmartBeta Equity ESG	16,227,442	18,379,114
1290 VT Socially Responsible	12,832,830	14,076,135
AB VPS Balanced Hedged Allocation Portfolio	2,412,612	2,680,760
AB VPS Discovery Value Portfolio	10,351,270	10,768,886
AB VPS Relative Value Portfolio	16,500,173	17,440,836
AB VPS Sustainable Global Thematic Portfolio	7,586,782	8,135,704
AB VPS Sustainable International Thematic Portfolio	5,037,119	5,672,552
ALPS Global Opportunity Portfolio	3,944,949	4,908,563
American Century VP Inflation Protection Fund	17,111,421	18,963,413
American Funds Insurance Series® Asset Allocation Fund	130,929,923	131,144,207
American Funds Insurance Series® Global Growth Fund	26,199,935	26,384,652
American Funds Insurance Series® Global Small Capitalization Fund	17,669,053	18,810,841
American Funds Insurance Series® Growth-Income Fund	50,537,181	52,532,295
American Funds Insurance Series® International Growth and Income Fund	13,150,496	13,573,987
American Funds Insurance Series® Managed Risk Asset Allocation Fund	5,155,066	5,575,742
American Funds Insurance Series® New World Fund®	40,841,662	49,529,268
American Funds Insurance Series® The Bond Fund of America®	28,499,993	30,890,442
BlackRock Global Allocation V.I. Fund	83,212,498	88,055,233
BlackRock Large Cap Focus Growth V.I. Fund	58,243,180	65,377,194
ClearBridge Variable Appreciation Portfolio	20,387,431	23,999,832
ClearBridge Variable Mid Cap Portfolio	5,730,869	6,083,133
Delaware Ivy VIP Asset Strategy	17,283,837	19,423,076
Delaware Ivy VIP High Income	66,224,833	75,124,801
Delaware VIP Emerging Markets Series	7,981,491	8,153,135
Eaton Vance VT Floating-Rate Income Fund	42,980,941	42,807,672
EQ/400 Managed Volatility	43,595,780	46,327,412
EQ/500 Managed Volatility	128,379,428	142,879,922
EQ/2000 Managed Volatility	42,538,732	45,230,468
EQ/AB Dynamic Aggressive Growth	337,530,319	339,329,697
EQ/AB Dynamic Growth	689,026,956	746,107,815
EQ/AB Dynamic Moderate Growth	1,560,383,868	1,726,485,851
EQ/AB Short Duration Government Bond	23,807,169	25,202,343
EQ/AB Small Cap Growth	87,472,057	99,155,499
EQ/AB Sustainable U.S. Thematic	198,216	157,287
EQ/Aggressive Allocation	33,531,076	36,364,133
EQ/Aggressive Growth Strategy	3,596,601,059	3,836,259,319
EQ/All Asset Growth Allocation	155,422,278	174,592,329
EQ/American Century Mid Cap Value	121,938,541	135,585,571
EQ/American Century Moderate Growth Allocation	71,239,729	67,314,549
EQ/Balanced Strategy	2,046,151,596	2,237,658,430
EQ/Capital Group Research	15,073,969	16,184,603
EQ/ClearBridge Large Cap Growth ESG	55,783,236	61,398,580
EQ/ClearBridge Select Equity Managed Volatility	11,628,558	11,745,730
EQ/Common Stock Index	95,527,703	94,392,178
EQ/Conservative Allocation	48,630,366	54,274,120
EQ/Conservative Growth Strategy	947,583,348	1,022,154,806
EQ/Conservative Strategy	557,373,374	616,635,153
EQ/Core Bond Index	255,700,649	268,371,201

FSA-164

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Core Plus Bond	$52,118,250	$58,553,691
EQ/Emerging Markets Equity PLUS	6,543,043	6,915,230
EQ/Equity 500 Index	461,576,000	495,568,921
EQ/Fidelity Institutional AM® Large Cap	152,945,594	172,673,917
EQ/Franklin Moderate Allocation	201,102,157	203,563,870
EQ/Franklin Rising Dividends	138,290,272	158,623,648
EQ/Franklin Small Cap Value Managed Volatility	6,615,496	7,020,823
EQ/Global Equity Managed Volatility	8,366,821	9,237,754
EQ/Goldman Sachs Growth Allocation	218,001,691	187,104,523
EQ/Goldman Sachs Mid Cap Value	22,611,197	27,754,844
EQ/Goldman Sachs Moderate Growth Allocation	588,769,927	637,259,410
EQ/Growth Strategy	3,560,758,014	3,857,051,177
EQ/Intermediate Government Bond	92,885,700	100,025,061
EQ/International Core Managed Volatility	7,112,660	8,125,237
EQ/International Equity Index	63,623,375	61,233,973
EQ/International Managed Volatility	58,770,961	69,185,704
EQ/International Value Managed Volatility	1,746,616	2,044,971
EQ/Invesco Comstock	41,976,568	47,777,906
EQ/Invesco Global	63,500,787	72,035,654
EQ/Invesco Global Real Assets	41,104,296	45,936,172
EQ/Invesco Moderate Allocation	291,143,045	314,585,601
EQ/Invesco Moderate Growth Allocation	184,505,793	178,704,236
EQ/Janus Enterprise	77,653,681	81,613,383
EQ/JPMorgan Growth Allocation	374,623,251	355,420,666
EQ/JPMorgan Growth Stock	246,213,080	247,036,312
EQ/JPMorgan Value Opportunities	85,020,020	78,187,284
EQ/Large Cap Core Managed Volatility	6,408,113	6,457,949
EQ/Large Cap Growth Index	120,216,674	125,744,947
EQ/Large Cap Growth Managed Volatility	17,468,761	19,604,058
EQ/Large Cap Value Index	66,134,315	66,569,809
EQ/Large Cap Value Managed Volatility	21,093,814	21,373,773
EQ/Lazard Emerging Markets Equity	46,297,310	53,031,950
EQ/Loomis Sayles Growth	119,643,177	131,293,771
EQ/MFS International Growth	86,728,824	93,445,610
EQ/MFS International Intrinsic Value	139,852,810	166,376,749
EQ/MFS Mid Cap Focused Growth	46,965,690	55,050,832
EQ/MFS Technology	131,277,057	151,403,304
EQ/MFS Utilities Series	51,056,988	56,074,629
EQ/Mid Cap Index	106,744,952	107,286,096
EQ/Mid Cap Value Managed Volatility	13,097,443	13,431,701
EQ/Moderate Allocation	185,570,702	193,692,963
EQ/Moderate Growth Strategy	4,315,502,131	4,692,529,324
EQ/Moderate-Plus Allocation	83,690,651	89,489,304
EQ/Money Market	969,522,416	963,957,053
EQ/Morgan Stanley Small Cap Growth	7,893,265	8,721,543
EQ/PIMCO Global Real Return	28,546,130	33,415,050
EQ/PIMCO Real Return	27,681,656	32,047,504
EQ/PIMCO Total Return ESG	119,723,027	131,865,389
EQ/PIMCO Ultra Short Bond	62,863,287	69,163,148
EQ/Quality Bond PLUS	14,372,348	15,355,588
EQ/Small Company Index	68,143,507	66,546,848
EQ/T. Rowe Price Health Sciences	129,796,154	148,445,063
EQ/Ultra Conservative Strategy	3,630,308,259	3,930,832,871
EQ/Value Equity	85,855,230	103,034,495

FSA-165

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Wellington Energy	$30,531,771	$37,788,386
Equitable Conservative Growth MF/ETF	18,315,807	18,991,473
Equitable Growth MF/ETF	3,439,066	2,175,206
Equitable Moderate Growth MF/ETF	4,025,333	1,708,267
Federated Hermes High Income Bond Fund II	27,242,743	27,265,761
Federated Hermes Kaufmann Fund II	20,649,456	22,748,700
Fidelity® VIP Asset Manager: Growth Portfolio	579,575	583,353
Fidelity® VIP Freedom 2015 Portfolio	570,963	615,356
Fidelity® VIP Freedom 2020 Portfolio	635,900	718,285
Fidelity® VIP Freedom 2025 Portfolio	616,286	1,468,217
Fidelity® VIP Freedom 2030 Portfolio	2,122,170	1,775,766
Fidelity® VIP Mid Cap Portfolio	82,327,217	89,864,039
Fidelity® VIP Strategic Income Portfolio	116,976,741	124,119,544
First Trust Multi Income Allocation Portfolio	6,551,978	6,565,605
First Trust/Dow Jones Dividend & Income Allocation Portfolio	51,786,268	58,522,892
Franklin Allocation VIP Fund	18,947,851	22,410,328
Franklin Income VIP Fund	98,916,952	94,955,212
Guggenheim Global Managed Futures Strategy Fund	2,831,987	3,480,927
Hartford Disciplined Equity HLS Fund	49,100,257	59,170,959
Invesco V.I. Balanced-Risk Allocation Fund	13,590,541	15,156,955
Invesco V.I. Diversified Dividend Fund	38,915,408	45,397,053
Invesco V.I. Equity and Income Fund	22,976,234	24,070,346
Invesco V.I. Health Care Fund	9,566,843	10,438,514
Invesco V.I. High Yield Fund	33,952,660	35,875,438
Invesco V.I. Main Street Mid Cap Fund	9,176,912	10,865,743
Invesco V.I. Small Cap Equity Fund	24,359,006	26,539,384
Janus Henderson Balanced Portfolio	243,665,792	246,052,810
Janus Henderson Flexible Bond Portfolio	52,173,477	53,913,420
Lord Abbett Series Fund — Bond Debenture Portfolio	105,486,281	114,152,119
MFS® Investors Trust Series	11,943,265	13,158,804
MFS® Massachusetts Investors Growth Stock Portfolio	16,374,708	17,714,917
MFS® Value Series	39,471,922	44,781,684
Multimanager Aggressive Equity	16,069,089	17,707,014
Multimanager Core Bond	60,561,756	61,179,218
Multimanager Technology	89,826,150	95,004,413
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	2,826,555	3,295,147
PIMCO CommodityRealReturn® Strategy Portfolio	24,861,830	24,875,613
PIMCO Emerging Markets Bond Portfolio	9,300,521	10,025,238
PIMCO Global Bond Opportunities Portfolio (Unhedged)	5,078,181	5,248,060
PIMCO Global Managed Asset Allocation Portfolio	2,344,452	2,468,072
PIMCO Income Portfolio	35,849,693	28,294,330
Principal Blue Chip Account	657,759	663,650
Principal Equity Income Account	1,034	981
ProFund VP Bear	186,363	258,544
ProFund VP Biotechnology	32,288,097	33,746,341
Putnam VT Global Asset Allocation Fund	4,050,339	4,474,632
Putnam VT Research Fund	5,103,730	4,893,407
T. Rowe Price Equity Income Portfolio	28,051,022	27,326,028
Templeton Developing Markets VIP Fund	6,805,213	7,737,184
Templeton Global Bond VIP Fund	55,012,689	67,080,914
VanEck VIP Emerging Markets Bond Fund	805,486	914,995
VanEck VIP Global Resources Fund	12,144,074	14,431,442

FSA-166

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.36% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial).

FSA-167

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2023.

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/AXA Investment Managers Moderate Allocation	1290 VT Moderate Growth Allocation

Shares Class	Class IB	Class IB
Shares	2,909,106	8,805,892
Net Asset Value	$10.05	$10.44
Net Assets Before Merger	$29,223,299	$62,734,712
Net Assets After Merger	$—	$91,958,011
Realized Loss	$(3,529,513)

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/First Trust Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation

Shares Class	Class IB	Class IB
Shares	8,916,163	19,817,640
Net Asset Value	$10.16	$9.53
Net Assets Before Merger	$90,580,924	$98,189,049
Net Assets After Merger	$—	$188,769,973
Unrealized Loss	$(10,928,814)

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/Franklin Growth Allocation	EQ/JPMorgan Growth Allocation

Shares Class	Class IB	Class IB
Shares	6,594,770	38,332,747
Net Asset Value	$9.68	$9.99
Net Assets Before Merger	$63,820,785	$319,214,883
Net Assets After Merger	$—	$383,035,668
Unrealized Loss	$(8,918,749)

FSA-168

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

6.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index

Shares Class	Class IB
Shares	799,860
Net Asset Value	$4.90
Net Assets Before Merger	$3,918,352
Net Assets After Merger	$—
Realized Loss	$(2,454,949)

Shares Class		Class IA
Shares		1,368,970
Net Asset Value		$39.94
Net Assets Before Merger		$54,126,894
Net Assets After Merger		$54,673,325

Shares Class		Class IB
Shares		1,049,184
Net Asset Value		$39.64
Net Assets Before Merger		$38,221,926
Net Assets After Merger		$41,593,847

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond

Shares Class	Class IB	Class B
Shares	4,487,022	12,194,346
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$39,142,357	$2,382,601
Net Assets After Merger	$—	$41,524,958
Realized Loss	$(7,585,708)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth

Shares Class	Class IB
Shares	984,630
Net Asset Value	$32.58
Net Assets Before Merger	$32,082,093
Net Assets After Merger	$—
Realized Loss	$(3,917,255)

Shares Class		Class IA
Shares		8,705,674
Net Asset Value		$6.97
Net Assets Before Merger		$37,949,877
Net Assets After Merger		$60,672,432

Shares Class		Class IB
Shares		5,839,598
Net Asset Value		$6.99
Net Assets Before Merger		$31,451,180
Net Assets After Merger		$40,810,718

FSA-169

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%
Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%
Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

FSA-170

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note –This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

FSA-171

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% — Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

FSA-172

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Convertible Securities
2023	Lowest contract charge 1.00% Class IB(d)	$15.77	—	—	—	12.56%
	Highest contract charge 1.25% Class IB	$17.51	—	—	—	12.32%
	All contract charges	—	337	$5,507	2.59%	—
2022	Lowest contract charge 0.30% Class IB	$17.02	—	—	—	(21.17)%
	Highest contract charge 1.25% Class IB	$15.59	—	—	—	(21.93)%
	All contract charges	—	356	$5,168	1.26%	—
2021	Lowest contract charge 0.30% Class IB	$21.59	—	—	—	0.70%
	Highest contract charge 1.25% Class IB	$19.97	—	—	—	(0.25)%
	All contract charges	—	344	$6,441	12.91%	—

FSA-173

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities (Continued)
2020	Lowest contract charge 0.30% Class IB	$21.44	—	—	—	38.59%
	Highest contract charge 1.25% Class IB	$20.02	—	—	—	37.31%
	All contract charges	—	231	$4,370	1.48%	—
2019	Lowest contract charge 1.10% Class IB	$13.01	—	—	—	22.50%
	Highest contract charge 1.25% Class IB	$14.58	—	—	—	22.42%
	All contract charges	—	250	$3,477	4.12%	—

1290 VT DoubleLine Opportunistic Bond
2023	Lowest contract charge 0.00% Class IB	$10.81	—	—	—	6.50%
	Highest contract charge 1.70% Class IB	$ 9.48	—	—	—	4.75%
	All contract charges	—	3,458	$34,392	4.04%	—
2022	Lowest contract charge 0.00% Class IB(e)	$10.15	—	—	—	(10.73)%
	Highest contract charge 1.70% Class IB	$ 9.05	—	—	—	(14.86)%
	All contract charges	—	3,545	$33,483	3.02%	—
2021	Lowest contract charge 0.30% Class IB	$11.72	—	—	—	(0.68)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(2.21)%
	All contract charges	—	3,656	$40,321	2.06%	—
2020	Lowest contract charge 0.30% Class IB	$11.80	—	—	—	3.96%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	2.55%
	All contract charges	—	3,282	$36,773	2.33%	—
2019	Lowest contract charge 0.30% Class IB	$11.35	—	—	—	7.79%
	Highest contract charge 1.70% Class IB	$10.60	—	—	—	6.32%
	All contract charges	—	2,795	$30,372	3.15%	—

1290 VT Equity Income
2023	Lowest contract charge 0.65% Class IA	$29.59	—	—	—	4.71%
	Highest contract charge 1.70% Class IA	$28.82	—	—	—	3.63%
	All contract charges	—	586	$17,620	1.99%	—
2022	Lowest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	Highest contract charge 1.70% Class IA	$27.81	—	—	—	1.31%
	All contract charges	—	683	$19,756	1.87%	—
2021	Lowest contract charge 1.30% Class IA	$28.84	—	—	—	24.74%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	24.21%
	All contract charges	—	667	$18,990	1.49%	—
2020	Lowest contract charge 1.30% Class IA	$23.12	—	—	—	(5.79)%
	Highest contract charge 1.70% Class IA	$22.10	—	—	—	(6.16)%
	All contract charges	—	715	$16,315	1.90%	—
2019	Lowest contract charge 1.30% Class IA	$24.54	—	—	—	22.64%
	Highest contract charge 1.70% Class IA	$23.55	—	—	—	22.15%
	All contract charges	—	857	$20,796	2.24%	—

1290 VT Equity Income
2023	Lowest contract charge 0.30% Class IB	$20.49	—	—	—	5.13%
	Highest contract charge 1.70% Class IB	$13.85	—	—	—	3.67%
	All contract charges	—	458	$6,310	1.99%
2022	Lowest contract charge 0.30% Class IB	$19.49	—	—	—	2.74%
	Highest contract charge 1.70% Class IB	$13.36	—	—	—	1.29%
	All contract charges	—	525	$6,928	1.87%	—
2021	Lowest contract charge 0.30% Class IB	$18.97	—	—	—	26.05%
	Highest contract charge 1.70% Class IB	$13.19	—	—	—	24.20%
	All contract charges	—	625	$7,170	1.49%	—
2020	Lowest contract charge 1.10% Class IB	$12.56	—	—	—	(5.63)%
	Highest contract charge 1.70% Class IB	$10.62	—	—	—	(6.10)%
	All contract charges	—	727	$6,452	1.90%	—
2019	Lowest contract charge 1.10% Class IB	$13.31	—	—	—	22.90%
	Highest contract charge 1.70% Class IB	$11.31	—	—	—	22.01%
	All contract charges	—	870	$8,173	2.24%	—

FSA-174

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 1.30% Class IA	$15.42	—	—	—	8.13%
	Highest contract charge 1.70% Class IA	$14.56	—	—	—	7.69%
	All contract charges	—	442	$6,674	1.79%	—
2022	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	(7.28)%
	Highest contract charge 1.70% Class IA	$13.52	—	—	—	(7.65)%
	All contract charges	—	507	$7,098	0.32%	—
2021	Lowest contract charge 1.30% Class IA	$15.38	—	—	—	9.94%
	Highest contract charge 1.70% Class IA	$14.64	—	—	—	9.50%
	All contract charges	—	560	$8,475	0.65%	—
2020	Lowest contract charge 1.30% Class IA	$13.99	—	—	—	(2.58)%
	Highest contract charge 1.70% Class IA	$13.37	—	—	—	(2.98)%
	All contract charges	—	645	$8,877	0.17%	—
2019	Lowest contract charge 1.30% Class IA	$14.36	—	—	—	7.24%
	Highest contract charge 1.70% Class IA	$13.78	—	—	—	6.82%
	All contract charges	—	765	$10,822	4.08%	—

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 0.00% Class IB	$13.77	—	—	—	9.55%
	Highest contract charge 1.25% Class IB	$12.41	—	—	—	8.10%
	All contract charges	—	526	$6,414	1.79%	—
2022	Lowest contract charge 0.00% Class IB(e)	$12.57	—	—	—	(2.71)%
	Highest contract charge 1.25% Class IB	$11.48	—	—	—	(7.19)%
	All contract charges	—	542	$6,108	0.32%	—
2021	Lowest contract charge 0.30% Class IB	$13.38	—	—	—	11.13%
	Highest contract charge 1.25% Class IB	$12.37	—	—	—	10.05%
	All contract charges	—	611	$7,410	0.65%	—
2020	Lowest contract charge 0.30% Class IB	$12.04	—	—	—	(1.63)%
	Highest contract charge 1.25% Class IB	$11.24	—	—	—	(2.60)%
	All contract charges	—	585	$6,448	0.17%	—
2019	Lowest contract charge 0.30% Class IB	$12.24	—	—	—	8.32%
	Highest contract charge 1.25% Class IB	$11.54	—	—	—	7.25%
	All contract charges	—	640	$7,261	4.08%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.65% Class IA	$33.29	—	—	—	20.27%
	Highest contract charge 1.70% Class IA	$37.68	—	—	—	18.98%
	All contract charges	—	4,844	$190,546	0.61%	0
2022	Lowest contract charge 0.65% Class IA	$27.68	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IA	$31.67	—	—	—	(12.17)%
	All contract charges	—	5,525	$182,119	0.52%	0
2021	Lowest contract charge 1.30% Class IA	$37.88	—	—	—	23.51%
	Highest contract charge 1.70% Class IA	$36.06	—	—	—	22.99%
	All contract charges	—	6,202	$232,166	0.62%	—
2020	Lowest contract charge 1.30% Class IA	$30.67	—	—	—	8.07%
	Highest contract charge 1.70% Class IA	$29.32	—	—	—	7.68%
	All contract charges	—	7,130	$216,321	0.73%	—
2019	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	21.75%
	Highest contract charge 1.70% Class IA	$27.23	—	—	—	21.24%
	All contract charges	—	8,032	$225,658	0.59%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.00% Class IB	$22.06	—	—	—	21.01%
	Highest contract charge 1.25% Class IB	$19.89	—	—	—	19.53%
	All contract charges	—	3,843	$72,488	0.61%	—
2022	Lowest contract charge 0.00% Class IB(e)	$18.23	—	—	—	(2.57)%
	Highest contract charge 1.25% Class IB	$16.64	—	—	—	(11.82)%
	All contract charges	—	4,232	$66,709	0.52%	—
2021	Lowest contract charge 0.30% Class IB	$20.40	—	—	—	24.77%
	Highest contract charge 1.25% Class IB	$18.87	—	—	—	23.58%
	All contract charges	—	4,379	$78,299	0.62%	—

FSA-175

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value (Continued)
2020	Lowest contract charge 0.30% Class IB	$16.35	—	—	—	9.15%
	Highest contract charge 1.25% Class IB	$15.27	—	—	—	8.14%
	All contract charges	—	4,402	$63,802	0.73%	—
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	22.99
	Highest contract charge 1.25% Class IB	$14.12	—	—	—	21.83%
	All contract charges	—	4,327	$58,145	0.59%	—

1290 VT High Yield Bond
2023	Lowest contract charge 0.00% Class IB	$14.26	—	—	—	12.37%
	Highest contract charge 1.70% Class IB	$12.80	—	—	—	10.54%
	All contract charges	—	1,895	$24,341	6.07%	—
2022	Lowest contract charge 0.00% Class IB(e)	$12.69	—	—	—	(6.69)%
	Highest contract charge 1.70% Class IB	$11.58	—	—	—	(11.81)%
	All contract charges	—	1,924	$22,273	5.23%	—
2021	Lowest contract charge 1.00% Class IB(d)	$12.64	—	—	—	2.76%
	Highest contract charge 1.70% Class IB	$13.13	—	—	—	2.18%
	All contract charges	—	1,970	$25,800	4.59%	—
2020	Lowest contract charge 1.10% Class IB	$12.28	—	—	—	5.23%
	Highest contract charge 1.70% Class IB	$12.85	—	—	—	4.64%
	All contract charges	—	1,682	$21,593	4.99%	—
2019	Lowest contract charge 1.10% Class IB	$11.67	—	—	—	11.67%
	Highest contract charge 1.70% Class IB	$12.28	—	—	—	11.03%
	All contract charges	—	1,615	$19,747	5.69%	—

1290 VT Micro Cap
2023	Lowest contract charge 1.00% Class IB	$14.28	—	—	—	6.49%
	Highest contract charge 1.65% Class IB	$13.82	—	—	—	5.74%
	All contract charges	—	470	$6,664	0.60%	—
2022	Lowest contract charge 1.00% Class IB	$13.41	—	—	—	(26.64)%
	Highest contract charge 1.65% Class IB	$13.07	—	—	—	(27.15)%
	All contract charges	—	456	$6,099	0.16%	—
2021	Lowest contract charge 1.00% Class IB(d)	$18.28	—	—	—	(6.83)%
	Highest contract charge 1.65% Class IB	$17.94	—	—	—	9.06%
	All contract charges	—	451	$8,229	0.00%	—
2020	Lowest contract charge 1.10% Class IB	$16.65	—	—	—	48.53%
	Highest contract charge 1.65% Class IB	$16.45	—	—	—	47.80%
	All contract charges	—	145	$2,402	0.05%	—
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	28.11%
	Highest contract charge 1.65% Class IB	$11.13	—	—	—	27.35%
	All contract charges	—	80	$889	0.25%	—

1290 VT Moderate Growth Allocation(f)
2023	Lowest contract charge 1.30% Class IB	$12.28	—	—	—	14.77%
	Highest contract charge 1.65% Class IB	$12.07	—	—	—	14.41%
	All contract charges	—	9,096	$111,654	1.59%	—
2022	Lowest contract charge 1.30% Class IB	$10.70	—	—	—	(18.38)%
	Highest contract charge 1.65% Class IB	$10.55	—	—	—	(18.72)%
	All contract charges	—	8,980	$95,996	1.93%	—
2021	Lowest contract charge 1.30% Class IB	$13.11	—	—	—	11.01%
	Highest contract charge 1.65% Class IB	$12.98	—	—	—	10.66%
	All contract charges	—	5,344	$70,060	0.89%	—
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	4.88%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	4.55%
	All contract charges	—	3,762	$44,418	1.33%	—
2019	Lowest contract charge 1.30% Class IB(a)	$11.26	—	—	—	10.94%
	Highest contract charge 1.65% Class IB(a)	$11.22	—	—	—	10.54%
	All contract charges	—	1,719	$19,355	2.48%	—

FSA-176

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Multi-Alternative Strategies
2023	Lowest contract charge 1.00% Class IB	$10.02	—	—	—	3.94%
	Highest contract charge 1.70% Class IB	$10.35	—	—	—	3.29%
	All contract charges	—	229	$2,303	2.17%	—
2022	Lowest contract charge 1.00% Class IB	$ 9.64	—	—	—	(12.20)%
	Highest contract charge 1.70% Class IB(i)	$10.02	—	—	—	(1.38)%
	All contract charges	—	205	$1,983	2.22%	—
2021	Lowest contract charge 1.00% Class IB(d)	$10.98	—	—	—	0.18%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	1.77%
	All contract charges	—	150	$1,644	3.31%	—
2020	Lowest contract charge 1.10% Class IB	$10.77	—	—	—	3.46%
	Highest contract charge 1.25% Class IB	$10.73	—	—	—	3.27%
	All contract charges	—	95	$1,023	0.77%	—
2019	Lowest contract charge 1.10% Class IB	$10.41	—	—	—	6.44%
	Highest contract charge 1.25% Class IB	$10.39	—	—	—	6.35%
	All contract charges	—	50	$521	3.73%	—

1290 VT Natural Resources
2023	Lowest contract charge 0.30% Class IB	$12.85	—	—	—	0.71%
	Highest contract charge 1.70% Class IB	$11.42	—	—	—	(0.70)%
	All contract charges	—	1,838	$22,464	3.05%	—
2022	Lowest contract charge 0.30% Class IB	$12.76	—	—	—	32.09%
	Highest contract charge 1.70% Class IB	$11.50	—	—	—	30.24%
	All contract charges	—	2,396	$29,441	4.80%	—
2021	Lowest contract charge 0.30% Class IB	$ 9.66	—	—	—	29.66%
	Highest contract charge 1.70% Class IB	$ 8.83	—	—	—	27.79%
	All contract charges	—	1,361	$12,868	4.52%	—
2020	Lowest contract charge 1.10% Class IB	$ 7.86	—	—	—	(16.65)%
	Highest contract charge 1.70% Class IB	$ 6.91	—	—	—	(17.15)%
	All contract charges	—	843	$6,169	4.38%	—
2019	Lowest contract charge 1.10% Class IB	$ 9.43	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$ 8.34	—	—	—	9.31%
	All contract charges	—	810	$7,067	4.99%	—

1290 VT Real Estate
2023	Lowest contract charge 0.30% Class IB	$13.11	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$11.60	—	—	—	7.71%
	All contract charges	—	1,433	$16,429	2.80%	—
2022	Lowest contract charge 0.30% Class IB	$12.01	—	—	—	(25.31)%
	Highest contract charge 1.70% Class IB	$10.77	—	—	—	(26.33)%
	All contract charges	—	1,491	$15,836	0.17%	—
2021	Lowest contract charge 0.30% Class IB	$16.08	—	—	—	25.53%
	Highest contract charge 1.70% Class IB	$14.62	—	—	—	23.69%
	All contract charges	—	1,329	$19,275	3.68%	—
2020	Lowest contract charge 0.30% Class IB	$12.81	—	—	—	(9.28)%
	Highest contract charge 1.70% Class IB	$11.82	—	—	—	(10.59)%
	All contract charges	—	1,215	$14,283	1.40%	—
2019	Lowest contract charge 0.30% Class IB	$14.12	—	—	—	21.41%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	19.75%
	All contract charges	—	1,203	$15,893	5.23%	—

1290 VT Small Cap Value
2023	Lowest contract charge 0.00% Class IB	$14.68	—	—	—	5.76%
	Highest contract charge 1.70% Class IB	$17.90	—	—	—	3.95%
	All contract charges	—	1,371	$19,997	1.04%	—
2022	Lowest contract charge 0.00% Class IB(e)	$13.88	—	—	—	9.38%
	Highest contract charge 1.70% Class IB	$17.22	—	—	—	(1.60)%
	All contract charges	—	1,739	$24,775	0.42%	—
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	38.05%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	36.19%
	All contract charges	—	1,956	$29,314	1.27%	—

FSA-177

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Small Cap Value (Continued)
2020	Lowest contract charge 0.30% Class IB	$10.04	—	—	—	(1.76)%
	Highest contract charge 1.70% Class IB(b)	$12.85	—	—	—	28.76%
	All contract charges	—	1,243	$13,820	2.49%	—
2019	Lowest contract charge 0.30% Class IB	$10.22	—	—	—	25.40%
	Highest contract charge 1.65% Class IB	$10.05	—	—	—	23.77%
	All contract charges	—	163	$1,641	1.64%	—

1290 VT SmartBeta Equity ESG
2023	Lowest contract charge 0.30% Class IB	$22.57	—	—	—	16.22%
	Highest contract charge 1.70% Class IB	$13.79	—	—	—	14.53%
	All contract charges	—	1,113	$18,296	1.27%
2022	Lowest contract charge 0.30% Class IB	$19.42	—	—	—	(14.82)%
	Highest contract charge 1.70% Class IB	$12.04	—	—	—	(15.98)%
	All contract charges	—	1,269	$18,151	1.20%
2021	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	22.71%
	Highest contract charge 1.70% Class IB	$14.33	—	—	—	21.03%
	All contract charges	—	1,331	$21,656	1.26%	—
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	10.66%
	Highest contract charge 1.70% Class IB(b)	$11.84	—	—	—	18.05%
	All contract charges	—	1,390	$18,351	0.54%	—
2019	Lowest contract charge 0.30% Class IB	$16.79	—	—	—	26.53%
	Highest contract charge 1.65% Class IB	$11.87	—	—	—	24.82%
	All contract charges	—	254	$3,696	1.30%	—

1290 VT Socially Responsible
2023	Lowest contract charge 1.00% Class IB	$22.65	—	—	—	26.18%
	Highest contract charge 1.70% Class IB	$27.36	—	—	—	25.33%
	All contract charges	—	626	$15,086	0.73%	—
2022	Lowest contract charge 1.00% Class IB	$17.95	—	—	—	(22.86)%
	Highest contract charge 1.70% Class IB	$21.83	—	—	—	(23.40)%
	All contract charges	—	692	$13,282	0.61%	—
2021	Lowest contract charge 1.00% Class IB(d)	$23.27	—	—	—	21.07%
	Highest contract charge 1.70% Class IB	$28.50	—	—	—	28.09%
	All contract charges	—	724	$18,241	0.58%	—
2020	Lowest contract charge 1.10% Class IB	$18.04	—	—	—	18.61%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	17.91%
	All contract charges	—	397	$8,076	0.80%	—
2019	Lowest contract charge 1.10% Class IB	$15.21	—	—	—	28.90%
	Highest contract charge 1.70% Class IB	$18.87	—	—	—	28.02%
	All contract charges	—	573	$9,553	0.98%	—

AB VPS Balanced Hedged Allocation Portfolio
2023	Lowest contract charge 1.30% Class B	$19.39	—	—	—	11.18%
	Highest contract charge 1.70% Class B	$18.31	—	—	—	10.77%
	All contract charges	—	115	$2,185	0.87%	—
2022	Lowest contract charge 1.30% Class B	$17.44	—	—	—	(20.22)%
	Highest contract charge 1.70% Class B	$16.53	—	—	—	(20.57)%
	All contract charges	—	136	$2,317	2.85%	—
2021	Lowest contract charge 1.30% Class B	$21.86	—	—	—	11.93%
	Highest contract charge 1.70% Class B	$20.81	—	—	—	11.46%
	All contract charges	—	172	$3,713	0.26%	—
2020	Lowest contract charge 1.30% Class B	$19.53	—	—	—	7.78%
	Highest contract charge 1.70% Class B	$18.67	—	—	—	7.36%
	All contract charges	—	186	$3,584	2.13%	—
2019	Lowest contract charge 1.30% Class B	$18.12	—	—	—	16.68%
	Highest contract charge 1.70% Class B	$17.39	—	—	—	16.24%
	All contract charges	—	226	$4,063	2.19%	—

FSA-178

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Discovery Value Portfolio
2023	Lowest contract charge 0.30% Class B	$18.21	—	—	—	16.51%
	Highest contract charge 1.25% Class B	$16.66	—	—	—	15.45%
	All contract charges	—	699	$11,496	0.81%	—
2022	Lowest contract charge 0.30% Class B	$15.63	—	—	—	(16.06)%
	Highest contract charge 1.25% Class B	$14.43	—	—	—	(16.88)%
	All contract charges	—	787	$11,200	0.86%	—
2021	Lowest contract charge 0.30% Class B	$18.62	—	—	—	35.22%
	Highest contract charge 1.25% Class B	$17.36	—	—	—	33.85%
	All contract charges	—	674	$11,535	0.61%	—
2020	Lowest contract charge 0.30% Class B	$13.77	—	—	—	2.76%
	Highest contract charge 1.25% Class B	$12.97	—	—	—	1.81%
	All contract charges	—	536	$6,833	0.81%	—
2019	Lowest contract charge 0.30% Class B	$13.40	—	—	—	19.54%
	Highest contract charge 1.25% Class B	$12.74	—	—	—	18.40%
	All contract charges	—	480	$6,015	0.33%	—

AB VPS Relative Value Portfolio
2023	Lowest contract charge 0.30% Class B	$21.75	—	—	—	11.37%
	Highest contract charge 1.25% Class B	$19.90	—	—	—	10.31%
	All contract charges	—	972	$19,024	1.28%	—
2022	Lowest contract charge 0.30% Class B	$19.53	—	—	—	(4.69)%
	Highest contract charge 1.25% Class B	$18.04	—	—	—	(5.60)%
	All contract charges	—	1,106	$19,618	1.09%	—
2021	Lowest contract charge 0.30% Class B	$20.49	—	—	—	27.43%
	Highest contract charge 1.25% Class B	$19.11	—	—	—	26.22%
	All contract charges	—	1,178	$22,088	0.64%	—
2020	Lowest contract charge 0.30% Class B	$16.08	—	—	—	2.16%
	Highest contract charge 1.25% Class B	$15.14	—	—	—	1.20%
	All contract charges	—	1,060	$15,712	1.36%	—
2019	Lowest contract charge 0.30% Class B	$15.74	—	—	—	23.26%
	Highest contract charge 1.25% Class B	$14.96	—	—	—	22.12%
	All contract charges	—	1,046	$15,320	1.04%	—

AB VPS Sustainable Global Thematic Portfolio
2023	Lowest contract charge 1.00% Class B	$19.56	—	—	—	14.52%
	Highest contract charge 1.25% Class B	$20.16	—	—	—	14.22%
	All contract charges	—	428	$8,434	0.03%	—
2022	Lowest contract charge 1.00% Class B	$17.08	—	—	—	(27.90)%
	Highest contract charge 1.25% Class B	$17.65	—	—	—	(28.05)%
	All contract charges	—	480	$8,292	0.00%	—
2021	Lowest contract charge 1.00% Class B(d)	$23.69	—	—	—	18.04%
	Highest contract charge 1.25% Class B	$24.53	—	—	—	21.02%
	All contract charges	—	479	$11,464	0.00%	—
2020	Lowest contract charge 1.10% Class B	$19.52	—	—	—	37.56%
	Highest contract charge 1.25% Class B	$20.27	—	—	—	37.33%
	All contract charges	—	309	$6,096	0.52%	—
2019	Lowest contract charge 1.10% Class B	$14.19	—	—	—	28.30%
	Highest contract charge 1.25% Class B	$14.76	—	—	—	28.13%
	All contract charges	—	133	$1,929	0.16%	—

AB VPS Sustainable International Thematic Portfolio
2023	Lowest contract charge 0.65% Class B	$14.16	—	—	—	11.67%
	Highest contract charge 1.70% Class B	$14.11	—	—	—	10.41%
	All contract charges	—	332	$4,907	0.00%	—
2022	Lowest contract charge 0.65% Class B	$12.68	—	—	—	(28.28)%
	Highest contract charge 1.70% Class B	$12.78	—	—	—	(29.04)%
	All contract charges	—	386	$5,140	0.00%	—
2021	Lowest contract charge 0.65% Class B	$17.68	—	—	—	7.28%
	Highest contract charge 1.70% Class B	$18.01	—	—	—	6.19%
	All contract charges	—	429	$8,017	0.00%	—

FSA-179

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Sustainable International Thematic Portfolio (Continued)
2020	Lowest contract charge 1.30% Class B	$17.74	—	—	—	27.90%
	Highest contract charge 1.70% Class B	$16.96	—	—	—	27.42%
	All contract charges	—	481	$8,451	1.11%	—
2019	Lowest contract charge 1.30% Class B	$13.87	—	—	—	25.52%
	Highest contract charge 1.70% Class B	$13.31	—	—	—	25.09%
	All contract charges	—	562	$7,713	0.28%	—

ALPS Global Opportunity Portfolio
2023	Lowest contract charge 1.10% Class III	$17.50	—	—	—	27.37%
	Highest contract charge 1.25% Class III	$17.27	—	—	—	27.17%
	All contract charges	—	282	$4,931	0.00%	—
2022	Lowest contract charge 1.10% Class III	$13.74	—	—	—	(29.68)%
	Highest contract charge 1.25% Class III	$13.58	—	—	—	(29.82)%
	All contract charges	—	342	$4,681	12.24%	—
2021	Lowest contract charge 1.10% Class III	$19.54	—	—	—	22.58%
	Highest contract charge 1.25% Class III	$19.35	—	—	—	22.39%
	All contract charges	—	345	$6,732	4.30%	—
2020	Lowest contract charge 1.10% Class III	$15.94	—	—	—	8.07%
	Highest contract charge 1.25% Class III	$15.81	—	—	—	7.92%
	All contract charges	—	381	$6,066	12.80%	—
2019	Lowest contract charge 1.10% Class III	$14.75	—	—	—	38.24%
	Highest contract charge 1.25% Class III	$14.65	—	—	—	38.08%
	All contract charges	—	355	$5,227	0.00%	—

American Century VP Inflation Protection Fund
2023	Lowest contract charge 0.00% Class II	$11.48	—	—	—	3.42%
	Highest contract charge 1.25% Class II	$10.35	—	—	—	2.17%
	All contract charges	—	1,745	$18,213	3.26%	—
2022	Lowest contract charge 0.00% Class II(e)	$11.10	—	—	—	(9.90)%
	Highest contract charge 1.25% Class II	$10.13	—	—	—	(14.23)%
	All contract charges	—	1,964	$20,044	5.07%	—
2021	Lowest contract charge 0.30% Class II	$12.77	—	—	—	5.98%
	Highest contract charge 1.25% Class II	$11.81	—	—	—	4.98%
	All contract charges	—	1,718	$20,388	3.33%	—
2020	Lowest contract charge 0.30% Class II	$12.05	—	—	—	9.25%
	Highest contract charge 1.25% Class II	$11.25	—	—	—	8.17%
	All contract charges	—	1,046	$11,812	1.43%	—
2019	Lowest contract charge 0.30% Class II	$11.03	—	—	—	8.56%
	Highest contract charge 1.25% Class II	$10.40	—	—	—	7.55%
	All contract charges	—	840	$8,757	2.32%	—

American Funds Insurance Series® Asset Allocation Fund
2023	Lowest contract charge 0.00% Class 4	$19.73	—	—	—	14.05%
	Highest contract charge 1.25% Class 4	$17.79	—	—	—	12.59%
	All contract charges	—	8,019	$136,750	2.01%	—
2022	Lowest contract charge 0.00% Class 4(e)	$17.30	—	—	—	(7.39)%
	Highest contract charge 1.25% Class 4	$15.80	—	—	—	(14.73)%
	All contract charges	—	8,410	$127,370	1.68%	—
2021	Lowest contract charge 1.00% Class 4(d)	$17.07	—	—	—	9.42%
	Highest contract charge 1.25% Class 4	$18.53	—	—	—	13.40%
	All contract charges	—	8,428	$149,510	1.43%	—
2020	Lowest contract charge 1.10% Class 4	$15.02	—	—	—	10.93%
	Highest contract charge 1.25% Class 4	$16.34	—	—	—	10.78%
	All contract charges	—	7,289	$113,966	1.49%	—
2019	Lowest contract charge 1.10% Class 4	$13.54	—	—	—	19.61%
	Highest contract charge 1.25% Class 4	$14.75	—	—	—	19.43%
	All contract charges	—	6,917	$97,750	1.82%	—

FSA-180

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Growth Fund
2023	Lowest contract charge 0.00% Class 4	$24.97	—	—	—	22.28%
	Highest contract charge 1.25% Class 4	$22.51	—	—	—	20.76%
	All contract charges	—	1,399	$28,683	0.70%	—
2022	Lowest contract charge 0.00% Class 4(e)	$20.42	—	—	—	(13.40)%
	Highest contract charge 1.25% Class 4	$18.64	—	—	—	(25.86)%
	All contract charges	—	1,517	$25,709	0.45%	—
2021	Lowest contract charge 0.30% Class 4	$27.19	—	—	—	15.80%
	Highest contract charge 1.25% Class 4	$25.14	—	—	—	14.69%
	All contract charges	—	1,460	$33,399	0.21%	—
2020	Lowest contract charge 0.30% Class 4	$23.48	—	—	—	29.80%
	Highest contract charge 1.25% Class 4	$21.92	—	—	—	28.49%
	All contract charges	—	1,139	$22,921	0.16%	—
2019	Lowest contract charge 0.30% Class 4	$18.09	—	—	—	34.40%
	Highest contract charge 1.25% Class 4	$17.06	—	—	—	33.18%
	All contract charges	—	1,101	$17,303	1.01%	—

American Funds Insurance Series® Global Small Capitalization Fund
2023	Lowest contract charge 0.00% Class 4	$17.24	—	—	—	15.78%
	Highest contract charge 1.70% Class 4	$16.77	—	—	—	13.77%
	All contract charges	—	1,219	$19,780	0.03%	—
2022	Lowest contract charge 0.00% Class 4(e)	$14.89	—	—	—	(17.55)%
	Highest contract charge 1.70% Class 4	$14.74	—	—	—	(30.86)%
	All contract charges	—	1,285	$18,385	0.00%	—
2021	Lowest contract charge 0.30% Class 4	$21.17	—	—	—	6.12%
	Highest contract charge 1.70% Class 4	$21.32	—	—	—	4.61%
	All contract charges	—	1,371	$28,402	0.00%	—
2020	Lowest contract charge 0.30% Class 4	$19.95	—	—	—	28.96%
	Highest contract charge 1.70% Class 4	$20.38	—	—	—	27.22%
	All contract charges	—	1,318	$26,285	0.13%	—
2019	Lowest contract charge 0.30% Class 4	$15.47	—	—	—	30.88%
	Highest contract charge 1.70% Class 4	$16.02	—	—	—	28.99%
	All contract charges	—	1,397	$21,830	0.01%	—

American Funds Insurance Series® Growth-Income Fund
2023	Lowest contract charge 0.00% Class 4	$28.15	—	—	—	25.84%
	Highest contract charge 1.25% Class 4	$25.38	—	—	—	24.23%
	All contract charges	—	2,417	$54,317	1.18%	—
2022	Lowest contract charge 0.00% Class 4(e)	$22.37	—	—	—	(8.09)%
	Highest contract charge 1.25% Class 4	$20.43	—	—	—	(17.72)%
	All contract charges	—	2,656	$47,978	1.08%	—
2021	Lowest contract charge 0.30% Class 4	$26.85	—	—	—	23.39%
	Highest contract charge 1.25% Class 4	$24.83	—	—	—	22.26%
	All contract charges	—	2,580	$56,606	1.03%	—
2020	Lowest contract charge 0.30% Class 4	$21.76	—	—	—	12.92%
	Highest contract charge 1.25% Class 4	$20.31	—	—	—	11.84%
	All contract charges	—	2,032	$36,750	1.21%	—
2019	Lowest contract charge 0.30% Class 4	$19.27	—	—	—	25.46%
	Highest contract charge 1.25% Class 4	$18.16	—	—	—	24.21%
	All contract charges	—	1,787	$28,986	1.59%	—

American Funds Insurance Series® International Growth and Income Fund
2023	Lowest contract charge 0.00% Class 4	$13.41	—	—	—	15.60%
	Highest contract charge 1.25% Class 4	$12.09	—	—	—	14.16%
	All contract charges	—	1,275	$15,332	2.31%	—
2022	Lowest contract charge 0.00% Class 4(e)	$11.60	—	—	—	(11.72)%
	Highest contract charge 1.25% Class 4	$10.59	—	—	—	(16.55)%
	All contract charges	—	1,328	$13,970	2.79%	—

FSA-181

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® International Growth and Income Fund (Continued)
2021	Lowest contract charge 0.30% Class 4	$13.72	—	—	—	4.73%
	Highest contract charge 1.25% Class 4	$12.69	—	—	—	3.76%
	All contract charges	—	1,250	$15,733	3.16%	—
2020	Lowest contract charge 1.10% Class 4	$12.05	—	—	—	4.60%
	Highest contract charge 1.25% Class 4	$12.23	—	—	—	4.44%
	All contract charges	—	921	$11,162	1.37%	—
2019	Lowest contract charge 1.10% Class 4	$11.52	—	—	—	21.14%
	Highest contract charge 1.25% Class 4	$11.71	—	—	—	20.85%
	All contract charges	—	839	$9,750	2.47%	—

American Funds Insurance Series® Managed Risk Asset Allocation Fund
2023	Lowest contract charge 1.30% Class P-2	$15.94	—	—	—	8.81%
	Highest contract charge 1.70% Class P-2	$15.25	—	—	—	8.39%
	All contract charges	—	248	$3,881	2.00%	—
2022	Lowest contract charge 1.30% Class P-2	$14.65	—	—	—	(15.07)%
	Highest contract charge 1.70% Class P-2	$14.07	—	—	—	(15.44)%
	All contract charges	—	319	$4,586	2.14%	—
2021	Lowest contract charge 1.30% Class P-2	$17.25	—	—	—	11.08%
	Highest contract charge 1.70% Class P-2	$16.64	—	—	—	10.56%
	All contract charges	—	373	$6,363	1.37%	—
2020	Lowest contract charge 1.30% Class P-2	$15.53	—	—	—	4.51%
	Highest contract charge 1.70% Class P-2	$15.05	—	—	—	4.08%
	All contract charges	—	467	$7,171	1.55%	—
2019	Lowest contract charge 1.30% Class P-2	$14.86	—	—	—	16.46%
	Highest contract charge 1.70% Class P-2	$14.46	—	—	—	16.05%
	All contract charges	—	488	$7,183	2.29%	—

American Funds Insurance Series® New World Fund®
2023	Lowest contract charge 0.00% Class 4	$15.24	—	—	—	15.63%
	Highest contract charge 1.70% Class 4	$14.02	—	—	—	13.71%
	All contract charges	—	4,490	$64,249	1.19%	—
2022	Lowest contract charge 0.00% Class 4(e)	$13.18	—	—	—	(14.08)%
	Highest contract charge 1.70% Class 4	$12.33	—	—	—	(23.61)%
	All contract charges	—	5,128	$64,301	1.10%	—
2021	Lowest contract charge 0.30% Class 4	$16.95	—	—	—	4.31%
	Highest contract charge 1.70% Class 4	$16.14	—	—	—	2.87%
	All contract charges	—	5,227	$85,442	0.65%	—
2020	Lowest contract charge 0.30% Class 4	$16.25	—	—	—	22.92%
	Highest contract charge 1.70% Class 4	$15.69	—	—	—	21.16%
	All contract charges	—	5,000	$79,330	0.04%	—
2019	Lowest contract charge 0.30% Class 4	$13.22	—	—	—	28.47%
	Highest contract charge 1.70% Class 4	$12.95	—	—	—	26.71%
	All contract charges	—	5,102	$66,579	0.77%	—

American Funds Insurance Series® The Bond Fund Of America®
2023	Lowest contract charge 0.65% Class 4	$10.85	—	—	—	4.03%
	Highest contract charge 1.70% Class 4	$ 9.77	—	—	—	2.95%
	All contract charges	—	3,401	$34,284	3.20%	—
2022	Lowest contract charge 0.65% Class 4	$10.43	—	—	—	(13.30)%
	Highest contract charge 1.70% Class 4	$ 9.49	—	—	—	(14.20)%
	All contract charges	—	3,709	$36,220	2.68%	—
2021	Lowest contract charge 0.65% Class 4	$12.03	—	—	—	(1.23)%
	Highest contract charge 1.70% Class 4	$11.06	—	—	—	(2.30)%
	All contract charges	—	3,936	$44,674	1.19%	—
2020	Lowest contract charge 0.65% Class 4	$12.18	—	—	—	8.65%
	Highest contract charge 1.70% Class 4	$11.32	—	—	—	7.50%
	All contract charges	—	4,129	$47,832	2.04%	—

FSA-182

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® The Bond Fund Of America® (Continued)
2019	Lowest contract charge 0.65% Class 4	$11.21	—	—	—	8.41%
	Highest contract charge 1.70% Class 4	$10.53	—	—	—	7.23%
	All contract charges	—	3,573	$38,403	2.50%	—

BlackRock Global Allocation V.I. Fund
2023	Lowest contract charge 0.00% Class III	$15.69	—	—	—	12.47%
	Highest contract charge 1.70% Class III	$16.67	—	—	—	10.62%
	All contract charges	—	6,406	$99,406	2.46%	—
2022	Lowest contract charge 0.00% Class III(e)	$13.95	—	—	—	(10.58)%
	Highest contract charge 1.70% Class III	$15.07	—	—	—	(17.52)%
	All contract charges	—	6,736	$95,234	0.00%	—
2021	Lowest contract charge 0.30% Class III	$16.62	—	—	—	6.13%
	Highest contract charge 1.70% Class III	$18.27	—	—	—	4.64%
	All contract charges	—	7,174	$123,356	0.83%	—
2020	Lowest contract charge 0.30% Class III	$15.66	—	—	—	20.37%
	Highest contract charge 1.70% Class III	$17.46	—	—	—	18.61%
	All contract charges	—	6,928	$115,095	1.28%	—
2019	Lowest contract charge 1.10% Class III	$11.47	—	—	—	16.45%
	Highest contract charge 1.70% Class III	$14.72	—	—	—	15.81%
	All contract charges	—	7,684	$107,424	1.24%	—

BlackRock Large Cap Focus Growth V.I. Fund
2023	Lowest contract charge 1.30% Class III	$54.24	—	—	—	50.50%
	Highest contract charge 1.70% Class III	$51.21	—	—	—	49.87%
	All contract charges	—	1,438	$77,161	0.00%	—
2022	Lowest contract charge 1.30% Class III	$36.04	—	—	—	(39.05)%
	Highest contract charge 1.70% Class III	$34.17	—	—	—	(39.30)%
	All contract charges	—	1,604	$57,223	0.00%	—
2021	Lowest contract charge 1.30% Class III	$59.13	—	—	—	16.24%
	Highest contract charge 1.70% Class III	$56.29	—	—	—	15.78%
	All contract charges	—	1,841	$107,803	0.00%	—
2020	Lowest contract charge 1.30% Class III	$50.87	—	—	—	41.58%
	Highest contract charge 1.70% Class III	$48.62	—	—	—	41.01%
	All contract charges	—	1,868	$94,133	0.00%	—
2019	Lowest contract charge 1.30% Class III	$35.93	—	—	—	30.61%
	Highest contract charge 1.70% Class III	$34.48	—	—	—	30.06%
	All contract charges	—	1,806	$64,298	0.00%	—

ClearBridge Variable Appreciation Portfolio
2023	Lowest contract charge 1.30 % Class II	$21.76	—	—	—	17.88%
	Highest contract charge 1.70% Class II	$20.99	—	—	—	17.39%
	All contract charges	—	998	$21,651	0.67%	—
2022	Lowest contract charge 1.30 % Class II	$18.46	—	—	—	(13.78)%
	Highest contract charge 1.70% Class II	$17.88	—	—	—	(14.12)%
	All contract charges	—	1,199	$22,080	0.80%	—
2021	Lowest contract charge 1.30 % Class II	$21.41	—	—	—	21.72%
	Highest contract charge 1.70% Class II	$20.82	—	—	—	21.19%
	All contract charges	—	1,272	$27,204	0.40%	—
2020	Lowest contract charge 1.30 % Class II	$17.59	—	—	—	12.97%
	Highest contract charge 1.70% Class II	$17.18	—	—	—	12.58%
	All contract charges	—	1,253	$22,000	0.87%	—
2019	Lowest contract charge 1.30 % Class II	$15.57	—	—	—	27.83%
	Highest contract charge 1.70% Class II	$15.26	—	—	—	27.27%
	All contract charges	—	1,227	$19,083	1.28%	—

ClearBridge Variable Mid Cap Portfolio
2023	Lowest contract charge 1.30 % Class II	$15.64	—	—	—	11.16%
	Highest contract charge 1.70% Class II	$15.09	—	—	—	10.71%
	All contract charges	—	498	$7,752	0.02%	—

FSA-183

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ClearBridge Variable Mid Cap Portfolio (Continued)
2022	Lowest contract charge 1.30 % Class II	$14.07	—	—	—	(26.45)%
	Highest contract charge 1.70% Class II	$13.63	—	—	—	(26.76)%
	All contract charges	—	517	$7,253	0.10%	—
2021	Lowest contract charge 1.30 % Class II	$19.13	—	—	—	26.69%
	Highest contract charge 1.70% Class II	$18.61	—	—	—	26.26%
	All contract charges	—	488	$9,320	0.03%	—
2020	Lowest contract charge 1.30 % Class II	$15.10	—	—	—	13.62%
	Highest contract charge 1.70% Class II	$14.74	—	—	—	13.12%
	All contract charges	—	456	$6,873	0.04%	—
2019	Lowest contract charge 1.30 % Class II	$13.29	—	—	—	30.94%
	Highest contract charge 1.70% Class II	$13.03	—	—	—	30.43%
	All contract charges	—	437	$5,779	0.37%	—

Delaware Ivy VIP Asset Strategy
2023	Lowest contract charge 1.10% Class II	$13.02	—	—	—	12.63%
	Highest contract charge 1.70% Class II	$15.35	—	—	—	11.96%
	All contract charges	—	1,291	$19,138	2.02%	—
2022	Lowest contract charge 1.10% Class II	$11.56	—	—	—	(15.62)%
	Highest contract charge 1.70% Class II	$13.71	—	—	—	(16.15)%
	All contract charges	—	1,450	$19,188	1.51%
2021	Lowest contract charge 1.10% Class II	$13.70	—	—	—	9.16%
	Highest contract charge 1.70% Class II	$16.35	—	—	—	8.57%
	All contract charges	—	1,644	$25,984	1.35%	—
2020	Lowest contract charge 1.10% Class II	$12.55	—	—	—	12.66%
	Highest contract charge 1.70% Class II	$15.06	—	—	—	11.89%
	All contract charges	—	2,279	$33,335	1.97%	—
2019	Lowest contract charge 1.10% Class II	$11.14	—	—	—	20.43%
	Highest contract charge 1.70% Class II	$13.46	—	—	—	19.75%
	All contract charges	—	2,650	$34,475	2.07%	—

Delaware Ivy VIP High Income
2023	Lowest contract charge 0.65% Class II	$18.39	—	—	—	11.05%
	Highest contract charge 1.70% Class II	$18.46	—	—	—	9.88%
	All contract charges	—	4,153	$79,812	6.38%	—
2022	Lowest contract charge 0.65% Class II	$16.56	—	—	—	(11.54)%
	Highest contract charge 1.70% Class II	$16.80	—	—	—	(12.45)%
	All contract charges	—	4,869	$84,944	6.58%	—
2021	Lowest contract charge 0.65% Class II	$18.72	—	—	—	5.35%
	Highest contract charge 1.70% Class II	$19.19	—	—	—	4.24%
	All contract charges	—	5,602	$111,395	5.89%	—
2020	Lowest contract charge 0.65% Class II	$17.77	—	—	—	5.33%
	Highest contract charge 1.70% Class II	$18.41	—	—	—	4.25%
	All contract charges	—	6,065	$115,402	7.20%	—
2019	Lowest contract charge 0.65% Class II	$16.87	—	—	—	10.48%
	Highest contract charge 1.70% Class II	$17.66	—	—	—	9.28%
	All contract charges	—	6,866	$124,962	6.60%	—

Delaware VIP Emerging Markets Series
2023	Lowest contract charge 0.30% Service Class	$12.06	—	—	—	13.13%
	Highest contract charge 1.25% Service Class	$10.94	—	—	—	12.09%
	All contract charges	—	739	$8,486	1.29%	—
2022	Lowest contract charge 0.30% Service Class	$10.66	—	—	—	(28.02)%
	Highest contract charge 1.25% Service Class	$ 9.76	—	—	—	(28.71)%
	All contract charges	—	755	$7,736	3.81%	—

FSA-184

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware VIP Emerging Markets Series (Continued)
2021	Lowest contract charge 0.30% Service Class	$14.81	—	—	—	(3.39)%
	Highest contract charge 1.25% Service Class	$13.69	—	—	—	(4.40)%
	All contract charges	—	740	$10,623	0.06%	—
2020	Lowest contract charge 1.10% Service Class	$15.18	—	—	—	23.31%
	Highest contract charge 1.25% Service Class	$14.32	—	—	—	23.13%
	All contract charges	—	618	$9,236	0.47%	—
2019	Lowest contract charge 1.10% Service Class	$12.31	—	—	—	20.92%
	Highest contract charge 1.25% Service Class	$11.63	—	—	—	20.77%
	All contract charges	—	575	$6,974	0.39%	—

Eaton Vance VT Floating-Rate Income Fund
2023	Lowest contract charge 0.00% Initial Class	$13.51	—	—	—	11.19%
	Highest contract charge 1.70% Initial Class	$11.64	—	—	—	9.30%
	All contract charges	—	4,978	$60,332	8.18%	—
2022	Lowest contract charge 0.00% Initial Class(e)	$12.15	—	—	—	(2.17)%
	Highest contract charge 1.70% Initial Class	$10.65	—	—	—	(4.40)%
	All contract charges	—	5,322	$58,678	4.61%	—
2021	Lowest contract charge 0.30% Initial Class	$12.49	—	—	—	3.31%
	Highest contract charge 1.70% Initial Class	$11.14	—	—	—	1.92%
	All contract charges	—	5,059	$58,057	2.89%	—
2020	Lowest contract charge 0.30% Initial Class	$12.09	—	—	—	1.68%
	Highest contract charge 1.70% Initial Class	$10.93	—	—	—	0.28%
	All contract charges	—	4,513	$50,569	3.30%	—
2019	Lowest contract charge 0.30% Initial Class	$11.89	—	—	—	6.83%
	Highest contract charge 1.70% Initial Class	$10.90	—	—	—	5.21%
	All contract charges	—	4,677	$52,057	4.30%	—

EQ/400 Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$32.83	—	—	—	13.95%
	Highest contract charge 1.70% Class IB	$31.00	—	—	—	13.47%
	All contract charges	—	1,420	$43,044	1.14%	—
2022	Lowest contract charge 1.30% Class IB	$28.81	—	—	—	(16.61)%
	Highest contract charge 1.70% Class IB	$27.32	—	—	—	(16.94)%
	All contract charges	—	1,546	$41,304	0.69%	—
2021	Lowest contract charge 1.30% Class IB	$34.55	—	—	—	22.04%
	Highest contract charge 1.70% Class IB	$32.89	—	—	—	21.54%
	All contract charges	—	1,916	$60,434	0.37%	—
2020	Lowest contract charge 1.30% Class IB	$28.31	—	—	—	11.99%
	Highest contract charge 1.70% Class IB	$27.06	—	—	—	11.54%
	All contract charges	—	2,463	$64,136	0.68%	—
2019	Lowest contract charge 0.65% Class IB	$22.43	—	—	—	24.13%
	Highest contract charge 1.70% Class IB	$24.26	—	—	—	22.77%
	All contract charges	—	2,787	$64,841	0.93%	—

EQ/500 Managed Volatility
2023	Lowest contract charge 0.30% Class IB	$12.59	—	—	—	24.90%
	Highest contract charge 1.70% Class IB	$36.16	—	—	—	23.12%
	All contract charges	—	4,587	$126,244	1.06%	—
2022	Lowest contract charge 0.30% Class IB(i)	$10.08	—	—	—	(3.82)%
	Highest contract charge 1.70% Class IB	$29.37	—	—	—	(21.34)%
	All contract charges	—	5,394	$121,069	0.92%	—
2021	Lowest contract charge 1.30% Class IB	$39.22	—	—	—	25.95%
	Highest contract charge 1.70% Class IB	$37.34	—	—	—	25.47%
	All contract charges	—	4,039	$148,852	0.50%	—

FSA-185

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2020	Lowest contract charge 1.30% Class IB	$31.14	—	—	—	15.50%
	Highest contract charge 1.70% Class IB	$29.76	—	—	—	15.04%
	All contract charges	—	5,205	$153,102	0.95%	—
2019	Lowest contract charge 0.65% Class IB	$26.01	—	—	—	29.08%
	Highest contract charge 1.70% Class IB	$25.87	—	—	—	27.69%
	All contract charges	—	6,094	$155,911	1.46%	—

EQ/2000 Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$28.47	—	—	—	14.48%
	Highest contract charge 1.70% Class IB	$26.88	—	—	—	13.99%
	All contract charges	—	1,607	$43,418	1.25%	—
2022	Lowest contract charge 1.30% Class IB	$24.87	—	—	—	(23.41)%
	Highest contract charge 1.70% Class IB	$23.58	—	—	—	(23.71)%
	All contract charges	—	1,724	$40,707	0.69%	—
2021	Lowest contract charge 1.30% Class IB	$32.47	—	—	—	12.47%
	Highest contract charge 1.70% Class IB	$30.91	—	—	—	11.99%
	All contract charges	—	1,950	$59,130	0.35%	—
2020	Lowest contract charge 1.30% Class IB	$28.87	—	—	—	17.74%
	Highest contract charge 1.70% Class IB	$27.60	—	—	—	17.30%
	All contract charges	—	2,479	$67,180	0.74%	—
2019	Lowest contract charge 0.65% Class IB	$21.23	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$23.53	—	—	—	22.30%
	All contract charges	—	2,923	$67,161	0.88%	—

EQ/AB Dynamic Aggressive Growth
2023	Lowest contract charge 1.30% Class IB	$12.29	—	—	—	15.29%
	Highest contract charge 1.65% Class IB	$12.03	—	—	—	14.90%
	All contract charges	—	33,199	$407,844	0.98%	—
2022	Lowest contract charge 1.30% Class IB	$10.66	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$10.47	—	—	—	(17.82)%
	All contract charges	—	33,238	$354,120	0.00%	—
2021	Lowest contract charge 1.30% Class IB	$12.93	—	—	—	15.86%
	Highest contract charge 1.65% Class IB	$12.74	—	—	—	15.40%
	All contract charges	—	31,461	$406,562	0.15%	—
2020	Lowest contract charge 1.30% Class IB	$11.16	—	—	—	1.36%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	1.10%
	All contract charges	—	25,369	$283,046	0.71%	—
2019	Lowest contract charge 1.30% Class IB	$11.01	—	—	—	18.26%
	Highest contract charge 1.65% Class IB	$10.92	—	—	—	17.80%
	All contract charges	—	18,081	$198,980	0.92%	—

EQ/AB Dynamic Growth
2023	Lowest contract charge 1.30% Class IB	$12.88	—	—	—	13.48%
	Highest contract charge 1.70% Class IB	$12.43	—	—	—	13.00%
	All contract charges	—	60,540	$777,336	0.90%	—
2022	Lowest contract charge 1.30% Class IB	$11.35	—	—	—	(16.61)%
	Highest contract charge 1.70% Class IB	$11.00	—	—	—	(16.98)%
	All contract charges	—	65,053	$736,330	0.00%	—
2021	Lowest contract charge 1.30% Class IB	$13.61	—	—	—	13.32%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	12.96%
	All contract charges	—	67,454	$915,951	0.56%	—
2020	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	2.39%
	Highest contract charge 1.70% Class IB	$11.73	—	—	—	1.91%
	All contract charges	—	67,086	$803,737	1.03%	—
2019	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	16.37%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	15.91%
	All contract charges	—	65,564	$767,341	0.90%	—

FSA-186

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Moderate Growth
2023	Lowest contract charge 1.00% Class IB(d)	$12.58	—	—	—	11.72%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	11.03%
	All contract charges	—	101,809	$1,534,962	0.99%	—
2022	Lowest contract charge 0.30% Class IB	$13.18	—	—	—	(14.86)%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	(16.07)%
	All contract charges	—	113,846	$1,541,093	0.53%	—
2021	Lowest contract charge 0.30% Class IB	$15.48	—	—	—	11.69%
	Highest contract charge 1.70% Class IB	$15.56	—	—	—	10.12%
	All contract charges	—	145,234	$2,332,669	1.41%	—
2020	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	4.13%
	Highest contract charge 1.70% Class IB	$14.13	—	—	—	2.69%
	All contract charges	—	160,637	$2,335,882	0.78%	—
2019	Lowest contract charge 0.30% Class IB	$13.31	—	—	—	15.44%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	13.81%
	All contract charges	—	187,695	$2,649,446	1.13%	—

EQ/AB Short Duration Government Bond
2023	Lowest contract charge 0.30% Class IB	$10.29	—	—	—	4.04%
	Highest contract charge 1.25% Class IB	$ 9.33	—	—	—	2.98%
	All contract charges	—	2,646	$25,326	2.53%	—
2022	Lowest contract charge 0.30% Class IB	$ 9.89	—	—	—	(2.18)%
	Highest contract charge 1.25% Class IB	$ 9.06	—	—	—	(3.10)%
	All contract charges	—	2,836	$26,286	0.54%	—
2021	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	(0.59)%
	Highest contract charge 1.25% Class IB	$ 9.35	—	—	—	(1.58)%
	All contract charges	—	2,777	$26,505	0.78%	—
2020	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	0.59%
	Highest contract charge 1.25% Class IB	$ 9.50	—	—	—	(0.31)%
	All contract charges	—	816	$7,904	0.97%	—
2019	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	2.22%
	Highest contract charge 1.25% Class IB	$ 9.53	—	—	—	1.28%
	All contract charges	—	638	$6,186	2.25%	—

EQ/AB Small Cap Growth
2023	Lowest contract charge 0.65% Class IA	$33.31	—	—	—	16.96%
	Highest contract charge 1.70% Class IA	$37.92	—	—	—	15.72%
	All contract charges	—	1,815	$71,796	0.25%	—
2022	Lowest contract charge 0.65% Class IA	$28.48	—	—	—	(28.92)%
	Highest contract charge 1.70% Class IA	$32.77	—	—	—	(29.66)%
	All contract charges	—	2,040	$69,507	0.17%	—
2021	Lowest contract charge 1.30% Class IA	$48.94	—	—	—	11.46%
	Highest contract charge 1.70% Class IA	$46.59	—	—	—	11.01%
	All contract charges	—	1,573	$76,041	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$43.91	—	—	—	34.28%
	Highest contract charge 1.70% Class IA	$41.97	—	—	—	33.75%
	All contract charges	—	1,619	$70,279	0.09%	—
2019	Lowest contract charge 1.30% Class IA	$32.70	—	—	—	26.16%
	Highest contract charge 1.70% Class IA	$31.38	—	—	—	25.62%
	All contract charges	—	1,645	$53,188	0.17%	—

EQ/AB Small Cap Growth
2023	Lowest contract charge 0.30% Class IB	$21.27	—	—	—	17.38%
	Highest contract charge 1.70% Class IB	$51.42	—	—	—	15.73%
	All contract charges	—	2,196	$42,759	0.25%	—
2022	Lowest contract charge 0.30% Class IB	$18.12	—	—	—	(28.69)%
	Highest contract charge 1.70% Class IB	$44.43	—	—	—	(29.68)%
	All contract charges	—	2,340	$39,247	0.17%	—

FSA-187

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth (Continued)
2021	Lowest contract charge 0.30% Class IB	$25.41	—	—	—	12.58%
	Highest contract charge 1.70% Class IB	$63.18	—	—	—	11.00%
	All contract charges	—	1,957	$49,557	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$22.57	—	—	—	35.64%
	Highest contract charge 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	1,668	$39,899	0.09%	—
2019	Lowest contract charge 0.30% Class IB	$16.64	—	—	—	27.41%
	Highest contract charge 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,569	$30,626	0.17%	—

EQ/AB Sustainable U.S. Thematic
2023	Lowest contract charge 1.00% Class IB	$10.15	—	—	—	19.27%
	Highest contract charge 1.00% Class IB	$10.15	—	—	—	19.27%
	All contract charges	—	21	$216	0.32%	—
2022	Lowest contract charge 1.00% Class IB(e)	$ 8.51	—	—	—	(11.63)%
	Highest contract charge 1.00% Class IB(e)	$ 8.51	—	—	—	(11.63)%
	All contract charges	—	16	$139	0.39%	—

EQ/Aggressive Allocation
2023	Lowest contract charge 1.30% Class IA	$25.61	—	—	—	16.89%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	16.42%
	All contract charges	—	575	$14,542	1.33%	—
2022	Lowest contract charge 1.30% Class IA	$21.91	—	—	—	(19.39)%
	Highest contract charge 1.70% Class IA	$20.77	—	—	—	(19.74)%
	All contract charges	—	599	$12,968	0.93%	—
2021	Lowest contract charge 1.30% Class IA	$27.18	—	—	—	15.66%
	Highest contract charge 1.70% Class IA	$25.88	—	—	—	15.18%
	All contract charges	—	612	$16,454	4.28%	—
2020	Lowest contract charge 1.30% Class IA	$23.50	—	—	—	13.86%
	Highest contract charge 1.70% Class IA	$22.47	—	—	—	13.48%
	All contract charges	—	773	$18,001	2.83%	—
2019	Lowest contract charge 1.30% Class IA	$20.64	—	—	—	22.86%
	Highest contract charge 1.70% Class IA	$19.80	—	—	—	22.37%
	All contract charges	—	872	$17,828	1.51%	—

EQ/Aggressive Allocation
2023	Lowest contract charge 0.30% Class IB	$19.83	—	—	—	18.04%
	Highest contract charge 1.25% Class IB	$17.99	—	—	—	16.89%
	All contract charges	—	1,257	$21,312	1.33%	—
2022	Lowest contract charge 0.30% Class IB	$16.80	—	—	—	(18.60)%
	Highest contract charge 1.25% Class IB	$15.39	—	—	—	(19.34)%
	All contract charges	—	1,470	$21,293	0.93%	—
2021	Lowest contract charge 0.30% Class IB	$20.64	—	—	—	16.87%
	Highest contract charge 1.25% Class IB	$19.08	—	—	—	15.71%
	All contract charges	—	1,178	$21,262	4.28%	—
2020	Lowest contract charge 1.10% Class IB	$15.03	—	—	—	14.12%
	Highest contract charge 1.25% Class IB	$16.49	—	—	—	13.96%
	All contract charges	—	820	$12,718	2.83%	—
2019	Lowest contract charge 1.10% Class IB	$13.17	—	—	—	23.08%
	Highest contract charge 1.25% Class IB	$14.47	—	—	—	22.94%
	All contract charges	—	779	$10,666	1.51%	—

EQ/Aggressive Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$21.85	—	—	—	16.66%
	Highest contract charge 1.70% Class IB	$20.84	—	—	—	16.23%
	All contract charges	—	184,049	$3,992,184	1.29%	—
2022	Lowest contract charge 1.30% Class IB	$18.73	—	—	—	(19.41)%
	Highest contract charge 1.70% Class IB	$17.93	—	—	—	(19.74)%
	All contract charges	—	200,358	$3,726,252	0.79%	—

FSA-188

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Growth Strategy (Continued)
2021	Lowest contract charge 1.30% Class IB	$23.24	—	—	—	15.28%
	Highest contract charge 1.70% Class IB	$22.34	—	—	—	14.80%
	All contract charges	—	217,632	$5,021,625	2.49%	—
2020	Lowest contract charge 1.30% Class IB	$20.16	—	—	—	13.07%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	12.62%
	All contract charges	—	228,350	$4,572,464	2.22%	—
2019	Lowest contract charge 1.30% Class IB	$17.83	—	—	—	20.96%
	Highest contract charge 1.70% Class IB	$17.28	—	—	—	20.42%
	All contract charges	—	243,765	$4,321,783	1.58%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 1.30% Class IA	$20.20	—	—	—	12.72%
	Highest contract charge 1.70% Class IA	$19.07	—	—	—	12.24%
	All contract charges	—	2,678	$53,458	1.77%	—
2022	Lowest contract charge 1.30% Class IA	$17.92	—	—	—	(15.59)%
	Highest contract charge 1.70% Class IA	$16.99	—	—	—	(15.93)%
	All contract charges	—	3,215	$57,002	1.55%	—
2021	Lowest contract charge 1.30% Class IA	$21.23	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$20.21	—	—	—	9.01%
	All contract charges	—	1,849	$38,819	3.90%	—
2020	Lowest contract charge 1.30% Class IA	$19.39	—	—	—	10.80%
	Highest contract charge 1.70% Class IA	$18.54	—	—	—	10.42%
	All contract charges	—	1,949	$37,418	2.20%	—
2019	Lowest contract charge 1.30% Class IA	$17.50	—	—	—	17.53%
	Highest contract charge 1.70% Class IA	$16.79	—	—	—	17.09%
	All contract charges	—	1,658	$28,759	1.67%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 0.30% Class IB	$14.38	—	—	—	13.77%
	Highest contract charge 1.25% Class IB	$13.49	—	—	—	12.70%
	All contract charges	—	7,951	$107,975	1.77%	—
2022	Lowest contract charge 0.30% Class IB	$12.64	—	—	—	(14.71)%
	Highest contract charge 1.25% Class IB	$11.97	—	—	—	(15.53)%
	All contract charges	—	8,945	$107,614	1.55%	—
2021	Lowest contract charge 0.30% Class IB	$14.82	—	—	—	10.60%
	Highest contract charge 1.25% Class IB	$14.17	—	—	—	9.51%
	All contract charges	—	8,878	$126,376	3.90%	—
2020	Lowest contract charge 0.30% Class IB	$13.40	—	—	—	11.95%
	Highest contract charge 1.25% Class IB	$12.94	—	—	—	10.88%
	All contract charges	—	9,273	$120,376	2.20%	—
2019	Lowest contract charge 1.10% Class IB	$11.72	—	—	—	17.79%
	Highest contract charge 1.25% Class IB	$11.67	—	—	—	17.64%
	All contract charges	—	1,089	$12,733	1.67%	—

EQ/American Century Mid Cap Value
2023	Lowest contract charge 0.00% Class IB(e)	$22.86	—	—	—	5.98%
	Highest contract charge 1.70% Class IB	$33.58	—	—	—	4.19%
	All contract charges	—	5,460	$140,120	1.59%	—
2022	Lowest contract charge 0.30% Class IB	$21.50	—	—	—	(1.78)%
	Highest contract charge 1.70% Class IB	$32.23	—	—	—	(3.16)%
	All contract charges	—	6,191	$153,218	2.82%	—
2021	Lowest contract charge 0.30% Class IB	$21.89	—	—	—	22.63%
	Highest contract charge 1.70% Class IB	$33.28	—	—	—	20.93%
	All contract charges	—	6,633	$169,882	1.11%	—
2020	Lowest contract charge 0.30% Class IB	$17.85	—	—	—	1.02%
	Highest contract charge 1.70% Class IB	$27.52	—	—	—	(0.40)%
	All contract charges	—	7,061	$152,205	1.23%	—
2019	Lowest contract charge 0.30% Class IB	$17.67	—	—	—	28.42%
	Highest contract charge 1.70% Class IB	$27.63	—	—	—	26.63%
	All contract charges	—	6,840	$154,740	1.82%	—

FSA-189

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/American Century Moderate Growth Allocation
2023	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	14.11%
	Highest contract charge 1.65% Class IB	$11.53	—	—	—	13.82%
	All contract charges	—	7,336	$86,031	1.62%	—
2022	Lowest contract charge 1.30% Class IB	$10.28	—	—	—	(18.35)%
	Highest contract charge 1.65% Class IB	$10.13	—	—	—	(18.70)%
	All contract charges	—	6,998	$71,901	1.51%	—
2021	Lowest contract charge 1.30% Class IB	$12.59	—	—	—	7.98%
	Highest contract charge 1.65% Class IB	$12.46	—	—	—	7.51%
	All contract charges	—	5,963	$75,061	0.78%	—
2020	Lowest contract charge 1.30% Class IB	$11.66	—	—	—	2.37%
	Highest contract charge 1.65% Class IB	$11.59	—	—	—	2.11%
	All contract charges	—	4,569	$53,283	1.04%	—
2019	Lowest contract charge 1.30% Class IB(a)	$11.39	—	—	—	12.00%
	Highest contract charge 1.65% Class IB(a)	$11.35	—	—	—	11.60%
	All contract charges	—	2,250	$25,614	2.26%	—

EQ/Balanced Strategy
2023	Lowest contract charge 1.30% Class IB	$17.35	—	—	—	11.79%
	Highest contract charge 1.70% Class IB	$16.38	—	—	—	11.28%
	All contract charges	—	119,461	$2,068,352	1.47%	—
2022	Lowest contract charge 1.30% Class IB	$15.52	—	—	—	(16.69)%
	Highest contract charge 1.70% Class IB	$14.72	—	—	—	(16.98)%
	All contract charges	—	133,027	$2,062,757	0.85%	—
2021	Lowest contract charge 0.65% Class IB	$18.33	—	—	—	8.78%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	7.58%
	All contract charges	—	164,895	$3,079,132	1.75%	—
2020	Lowest contract charge 0.65% Class IB	$16.85	—	—	—	10.49%
	Highest contract charge 1.70% Class IB	$16.48	—	—	—	9.36%
	All contract charges	—	177,719	$3,073,818	1.80%	—
2019	Lowest contract charge 0.65% Class IB	$15.25	—	—	—	14.92%
	Highest contract charge 1.70% Class IB	$15.07	—	—	—	13.74%
	All contract charges	—	192,563	$3,038,879	1.51%	—

EQ/Capital Group Research
2023	Lowest contract charge 1.30% Class IA	$47.56	—	—	—	21.39%
	Highest contract charge 1.70% Class IA	$44.91	—	—	—	20.92%
	All contract charges	—	183	$8,476	0.33%	—
2022	Lowest contract charge 1.30% Class IA	$39.18	—	—	—	(20.02)%
	Highest contract charge 1.70% Class IA	$37.14	—	—	—	(20.37)%
	All contract charges	—	207	$7,936	0.15%	—
2021	Lowest contract charge 1.30% Class IA	$48.99	—	—	—	21.47%
	Highest contract charge 1.70% Class IA	$46.64	—	—	—	20.99%
	All contract charges	—	240	$11,514	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$40.33	—	—	—	21.66%
	Highest contract charge 1.70% Class IA	$38.55	—	—	—	21.19%
	All contract charges	—	298	$11,842	0.12%	—
2019	Lowest contract charge 1.30% Class IA	$33.15	—	—	—	31.13%
	Highest contract charge 1.70% Class IA	$31.81	—	—	—	30.58%
	All contract charges	—	377	$12,291	0.53%	—

EQ/Capital Group Research
2023	Lowest contract charge 1.30% Class IB	$47.78	—	—	—	21.39%
	Highest contract charge 1.70% Class IB	$41.81	—	—	—	20.87%
	All contract charges	—	140	$6,422	0.33%	—
2022	Lowest contract charge 1.30% Class IB	$39.36	—	—	—	(20.03)%
	Highest contract charge 1.70% Class IB	$34.59	—	—	—	(20.34)%
	All contract charges	—	157	$5,925	0.15%	—

FSA-190

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Group Research (Continued)
2021	Lowest contract charge 1.30% Class IB	$49.22	—	—	—	21.47%
	Highest contract charge 1.70% Class IB	$43.42	—	—	—	20.95%
	All contract charges	—	234	$10,995	0.00%	—
2020	Lowest contract charge 1.30% Class IB	$40.52	—	—	—	21.68%
	Highest contract charge 1.70% Class IB	$35.90	—	—	—	21.20%
	All contract charges	—	284	$11,014	0.12%	—
2019	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	31.15%
	Highest contract charge 1.70% Class IB	$29.62	—	—	—	30.60%
	All contract charges	—	177	$5,706	0.53%	—

EQ/ClearBridge Large Cap Growth ESG
2023	Lowest contract charge 1.00% Class IB	$18.57	—	—	—	44.40%
	Highest contract charge 1.70% Class IB	$32.56	—	—	—	43.37%
	All contract charges	—	2,804	$77,545	0.00%	—
2022	Lowest contract charge 1.00% Class IB	$12.86	—	—	—	(32.78)%
	Highest contract charge 1.70% Class IB	$22.71	—	—	—	(33.25)%
	All contract charges	—	2,998	$59,734	0.00%	—
2021	Lowest contract charge 1.00% Class IB(d)	$19.13	—	—	—	20.62%
	Highest contract charge 1.70% Class IB	$34.02	—	—	—	19.62%
	All contract charges	—	3,239	$100,053	0.00%	—
2020	Lowest contract charge 1.10% Class IB	$15.88	—	—	—	29.42%
	Highest contract charge 1.70% Class IB	$28.44	—	—	—	28.63%
	All contract charges	—	3,304	$91,164	0.00%	—
2019	Lowest contract charge 1.10% Class IB	$12.27	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$22.11	—	—	—	29.75%
	All contract charges	—	3,766	$84,257	0.03%	—

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charge 1.00% Class IA	$17.86	—	—	—	23.34%
	Highest contract charge 1.70% Class IA	$32.86	—	—	—	22.47%
	All contract charges	—	757	$13,931	0.62%	—
2022	Lowest contract charge 1.00% Class IA	$14.48	—	—	—	(27.78)%
	Highest contract charge 1.70% Class IA	$26.83	—	—	—	(28.30)%
	All contract charges	—	741	$11,126	0.34%	—
2021	Lowest contract charge 1.00% Class IA(d)	$20.05	—	—	—	17.32%
	Highest contract charge 1.70% Class IA	$37.42	—	—	—	23.01%
	All contract charges	—	747	$15,615	0.54%	—
2020	Lowest contract charge 1.10% Class IA	$16.19	—	—	—	34.58%
	Highest contract charge 1.70% Class IA	$30.42	—	—	—	33.77%
	All contract charges	—	384	$6,704	0.02%	—
2019	Lowest contract charge 1.10% Class IA	$12.03	—	—	—	32.05%
	Highest contract charge 1.70% Class IA	$22.74	—	—	—	31.29%
	All contract charges	—	223	$3,027	0.35%	—

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$27.42	—	—	—	23.01%
	Highest contract charge 1.70% Class IB	$25.56	—	—	—	22.53%
	All contract charges	—	90	$2,391	0.62%	—
2022	Lowest contract charge 1.30% Class IB	$22.29	—	—	—	(28.03)%
	Highest contract charge 1.70% Class IB	$20.86	—	—	—	(28.32)%
	All contract charges	—	102	$2,195	0.34%	—
2021	Lowest contract charge 1.30% Class IB	$30.97	—	—	—	23.53%
	Highest contract charge 1.70% Class IB	$29.10	—	—	—	22.99%
	All contract charges	—	126	$3,775	0.54%	—
2020	Lowest contract charge 1.30% Class IB	$25.07	—	—	—	34.28%
	Highest contract charge 1.70% Class IB	$23.66	—	—	—	33.82%
	All contract charges	—	144	$3,516	0.02%	—
2019	Lowest contract charge 1.30% Class IB	$18.67	—	—	—	31.85%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	171	$3,097	0.35%	—

FSA-191

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index(j)
2023	Lowest contract charge 1.30% Class IA	$42.95	—	—	—	23.53%
	Highest contract charge 1.70% Class IA	$40.55	—	—	—	22.99%
	All contract charges	—	1,772	$75,327	1.13%	—
2022	Lowest contract charge 1.30% Class IA	$34.77	—	—	—	(20.54)%
	Highest contract charge 1.70% Class IA	$32.97	—	—	—	(20.84)%
	All contract charges	—	1,830	$63,031	0.83%	—
2021	Lowest contract charge 1.30% Class IA	$43.76	—	—	—	23.30%
	Highest contract charge 1.70% Class IA	$41.65	—	—	—	22.79%
	All contract charges	—	1,851	$80,284	0.72%	—
2020	Lowest contract charge 1.30% Class IA	$35.49	—	—	—	18.22%
	Highest contract charge 1.70% Class IA	$33.92	—	—	—	17.74%
	All contract charges	—	1,866	$65,656	1.15%	—
2019	Lowest contract charge 1.30% Class IA	$30.02	—	—	—	28.57%
	Highest contract charge 1.70% Class IA	$28.81	—	—	—	28.04%
	All contract charges	—	1,888	$56,207	1.52%	—

EQ/Common Stock Index(j)
2023	Lowest contract charge 0.00% Class IB	$28.41	—	—	—	25.15%
	Highest contract charge 1.25% Class IB	$25.62	—	—	—	23.59%
	All contract charges	—	2,029	$46,362	1.13%	—
2022	Lowest contract charge 0.00% Class IB(e)	$22.70	—	—	—	(10.56)%
	Highest contract charge 1.25% Class IB	$20.73	—	—	—	(20.48)%
	All contract charges	—	2,082	$38,594	0.83%	—
2021	Lowest contract charge 1.00% Class IB(d)	$22.24	—	—	—	16.99%
	Highest contract charge 1.25% Class IB	$26.07	—	—	—	23.32%
	All contract charges	—	1,820	$42,383	0.72%	—
2020	Lowest contract charge 1.10% Class IB	$17.98	—	—	—	18.45%
	Highest contract charge 1.25% Class IB	$21.14	—	—	—	18.30%
	All contract charges	—	1,517	$28,719	1.15%	—
2019	Lowest contract charge 1.10% Class IB	$15.18	—	—	—	28.75%
	Highest contract charge 1.25% Class IB	$17.87	—	—	—	28.56%
	All contract charges	—	1,269	$20,444	1.52%	—

EQ/Conservative Allocation
2023	Lowest contract charge 1.00% Class IB	$ 9.92	—	—	—	6.90%
	Highest contract charge 1.25% Class IB	$ 9.84	—	—	—	6.61%
	All contract charges	—	5,218	$51,492	2.26%	—
2022	Lowest contract charge 1.00% Class IB	$ 9.28	—	—	—	(13.51)%
	Highest contract charge 1.25% Class IB	$ 9.23	—	—	—	(13.66)%
	All contract charges	—	5,921	$54,751	1.44%	—
2021	Lowest contract charge 1.00% Class IB(d)	$10.73	—	—	—	1.90%
	Highest contract charge 1.25% Class IB	$10.69	—	—	—	1.42%
	All contract charges	—	6,239	$66,772	1.59%	—
2020	Lowest contract charge 1.10% Class IB(b)	$10.55	—	—	—	5.08%
	Highest contract charge 1.25% Class IB(b)	$10.54	—	—	—	4.98%
	All contract charges	—	5,088	$53,640	1.84%	—

EQ/Conservative Growth Strategy
2023	Lowest contract charge 0.65% Class IB	$15.45	—	—	—	10.91%
	Highest contract charge 1.70% Class IB	$14.55	—	—	—	9.73%
	All contract charges	—	60,308	$924,886	1.53%	—
2022	Lowest contract charge 0.65% Class IB	$13.93	—	—	—	(15.11)%
	Highest contract charge 1.70% Class IB	$13.26	—	—	—	(15.97)%
	All contract charges	—	66,591	$927,986	0.86%	—
2021	Lowest contract charge 0.65% Class IB	$16.41	—	—	—	6.42%
	Highest contract charge 1.70% Class IB	$15.78	—	—	—	5.27%
	All contract charges	—	84,331	$1,396,766	1.49%	—

FSA-192

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2020	Lowest contract charge 0.65% Class IB	$15.42	—	—	—	9.21%
	Highest contract charge 1.70% Class IB	$14.99	—	—	—	8.07%
	All contract charges	—	90,124	$1,413,931	1.68%	—
2019	Lowest contract charge 0.65% Class IB	$14.12	—	—	—	12.69%
	Highest contract charge 1.70% Class IB	$13.87	—	—	—	11.41%
	All contract charges	—	95,041	$1,375,782	1.50%	—

EQ/Conservative Strategy
2023	Lowest contract charge 1.30% Class IB	$12.07	—	—	—	6.81%
	Highest contract charge 1.70% Class IB	$11.40	—	—	—	6.44%
	All contract charges	—	41,995	$503,627	1.59%	—
2022	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	(13.41)%
	Highest contract charge 1.70% Class IB	$10.71	—	—	—	(13.77)%
	All contract charges	—	47,462	$532,648	0.92%	—
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	1.16%
	Highest contract charge 1.70% Class IB	$12.42	—	—	—	0.73%
	All contract charges	—	57,715	$748,830	1.02%	—
2020	Lowest contract charge 1.30% Class IB	$12.90	—	—	—	5.91%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	5.47%
	All contract charges	—	63,495	$815,022	1.58%	—
2019	Lowest contract charge 1.30% Class IB	$12.18	—	—	—	7.50%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	7.15%
	All contract charges	—	55,416	$672,358	1.55%	—

EQ/Core Bond Index
2023	Lowest contract charge 0.00% Class IB	$10.81	—	—	—	4.55%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	2.83%
	All contract charges	—	24,303	$245,356	2.04%	—
2022	Lowest contract charge 0.00% Class IB(e)	$10.34	—	—	—	(6.26)%
	Highest contract charge 1.70% Class IB	$ 9.53	—	—	—	(10.35)%
	All contract charges	—	25,759	$252,335	1.53%	—
2021	Lowest contract charge 0.30% Class IB	$11.33	—	—	—	(2.41)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(3.71)%
	All contract charges	—	29,298	$320,247	1.43%	—
2020	Lowest contract charge 0.30% Class IB	$11.61	—	—	—	5.83%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	4.25%
	All contract charges	—	28,215	$320,029	1.52%	—
2019	Lowest contract charge 0.30% Class IB	$10.97	—	—	—	5.89%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	4.44%
	All contract charges	—	28,028	$304,817	1.89%	—

EQ/Core Plus Bond(k)
2023	Lowest contract charge 0.00% Class IB	$10.96	—	—	—	4.58%
	Highest contract charge 1.70% Class IB	$26.78	—	—	—	2.76%
	All contract charges	—	6,823	$62,465	2.28%	—
2022	Lowest contract charge 0.00% Class IB(i)	$10.48	—	—	—	2.85%
	Highest contract charge 1.70% Class IB	$26.06	—	—	—	(14.42)%
	All contract charges	—	7,659	$67,618	12.31%	—
2021	Lowest contract charge 1.30% Class IB	$13.30	—	—	—	(2.92)%
	Highest contract charge 1.70% Class IB	$30.45	—	—	—	(3.36)%
	All contract charges	—	566	$7,011	2.07%	—
2020	Lowest contract charge 1.30% Class IB	$13.70	—	—	—	13.32%
	Highest contract charge 1.70% Class IB	$31.51	—	—	—	12.94%
	All contract charges	—	100	$1,503	2.35%	—
2019	Lowest contract charge 1.30% Class IB	$12.09	—	—	—	5.50%
	Highest contract charge 1.70% Class IB	$27.90	—	—	—	5.08%
	All contract charges	—	108	$1,477	2.01%	—

FSA-193

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Emerging Markets Equity PLUS
2023	Lowest contract charge 0.65% Class IB	$10.69	—	—	—	9.64%
	Highest contract charge 1.70% Class IB	$ 9.43	—	—	—	8.52%
	All contract charges	—	770	$7,735	2.41%	—
2022	Lowest contract charge 0.65% Class IB	$ 9.75	—	—	—	(18.14)%
	Highest contract charge 1.70% Class IB	$ 8.69	—	—	—	(19.01)%
	All contract charges	—	820	$7,556	2.04%	—
2021	Lowest contract charge 0.65% Class IB	$11.91	—	—	—	(1.24)%
	Highest contract charge 1.70% Class IB	$10.73	—	—	—	(2.28)%
	All contract charges	—	871	$9,843	1.20%	—
2020	Lowest contract charge 0.65% Class IB	$12.06	—	—	—	13.35%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	12.16%
	All contract charges	—	801	$9,204	1.16%	—
2019	Lowest contract charge 0.65% Class IB	$10.64	—	—	—	17.31%
	Highest contract charge 1.70% Class IB	$ 9.79	—	—	—	16.13%
	All contract charges	—	846	$8,609	1.61%	—

EQ/Equity 500 Index
2023	Lowest contract charge 1.30% Class IA	$44.38	—	—	—	23.97%
	Highest contract charge 1.70% Class IA	$41.91	—	—	—	23.45%
	All contract charges	—	6,958	$304,016	1.08%	—
2022	Lowest contract charge 1.30% Class IA	$35.80	—	—	—	(19.60)%
	Highest contract charge 1.70% Class IA	$33.95	—	—	—	(19.91)%
	All contract charges	—	7,754	$273,742	1.06%	—
2021	Lowest contract charge 1.30% Class IA	$44.53	—	—	—	26.33%
	Highest contract charge 1.70% Class IA	$42.39	—	—	—	25.79%
	All contract charges	—	8,339	$366,345	0.88%	—
2020	Lowest contract charge 1.30% Class IA	$35.25	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$33.70	—	—	—	15.77%
	All contract charges	—	9,156	$318,522	1.30%	—
2019	Lowest contract charge 0.65% Class IA	$28.59	—	—	—	29.84%
	Highest contract charge 1.70% Class IA	$29.11	—	—	—	28.46%
	All contract charges	—	9,550	$286,039	1.65%	—

EQ/Equity 500 Index
2023	Lowest contract charge 0.00% Class IB	$29.98	—	—	—	25.54%
	Highest contract charge 1.25% Class IB	$27.03	—	—	—	23.99%
	All contract charges	—	12,390	$302,128	1.08%	—
2022	Lowest contract charge 0.00% Class IB(e)	$23.88	—	—	—	(9.92)%
	Highest contract charge 1.25% Class IB	$21.80	—	—	—	(19.56)%
	All contract charges	—	12,675	$249,119	1.06%	—
2021	Lowest contract charge 0.25% Class IB(d)	$29.32	—	—	—	20.46%
	Highest contract charge 1.25% Class IB	$27.10	—	—	—	26.40%
	All contract charges	—	11,836	$289,731	0.88%	—
2020	Lowest contract charge 0.30% Class IB	$22.97	—	—	—	17.43%
	Highest contract charge 1.25% Class IB	$21.44	—	—	—	16.27%
	All contract charges	—	9,772	$190,799	1.30%	—
2019	Lowest contract charge 0.30% Class IB	$19.56	—	—	—	30.31%
	Highest contract charge 1.25% Class IB	$18.44	—	—	—	29.04%
	All contract charges	—	9,053	$153,212	1.65%	—

EQ/Fidelity Institutional AM® Large Cap
2023	Lowest contract charge 0.30% Class IB	$29.35	—	—	—	30.97%
	Highest contract charge 1.70% Class IB	$40.70	—	—	—	29.17%
	All contract charges	—	5,384	$192,132	0.43%	—
2022	Lowest contract charge 0.30% Class IB	$22.41	—	—	—	(21.29)%
	Highest contract charge 1.70% Class IB	$31.51	—	—	—	(22.41)%
	All contract charges	—	6,046	$167,546	0.53%	—

FSA-194

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Fidelity Institutional AM® Large Cap (Continued)
2021	Lowest contract charge 0.30% Class IB	$28.47	—	—	—	24.87%
	Highest contract charge 1.70% Class IB	$40.61	—	—	—	23.10%
	All contract charges	—	5,820	$213,592	0.38%	—
2020	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	25.90%
	Highest contract charge 1.70% Class IB	$32.99	—	—	—	24.21%
	All contract charges	—	6,342	$190,847	0.68%	—
2019	Lowest contract charge 0.30% Class IB	$18.11	—	—	—	30.66%
	Highest contract charge 1.70% Class IB	$26.56	—	—	—	28.81%
	All contract charges	—	7,262	$175,368	0.93%	—

EQ/Franklin Moderate Allocation
2023	Lowest contract charge 1.30% Class IB	$12.38	—	—	—	10.73%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	10.30%
	All contract charges	—	18,009	$222,609	1.51%	—
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(15.30)%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	(15.67)%
	All contract charges	—	18,275	$203,931	1.01%	—
2021	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	6.88%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	6.44%
	All contract charges	—	18,216	$240,065	0.22%	—
2020	Lowest contract charge 1.30% Class IB	$12.35	—	—	—	1.48%
	Highest contract charge 1.70% Class IB	$12.11	—	—	—	1.09%
	All contract charges	—	17,770	$219,150	0.49%	—
2019	Lowest contract charge 1.30% Class IB	$12.17	—	—	—	13.53%
	Highest contract charge 1.70% Class IB	$11.98	—	—	—	13.13%
	All contract charges	—	17,095	$207,873	1.06%	—

EQ/Franklin Rising Dividends
2023	Lowest contract charge 0.00% Class IB(e)	$26.89	—	—	—	12.14%
	Highest contract charge 1.70% Class IB	$26.79	—	—	—	10.20%
	All contract charges	—	6,868	$173,986	1.06%	—
2022	Lowest contract charge 0.30% Class IB	$23.90	—	—	—	(10.89)%
	Highest contract charge 1.70% Class IB	$24.31	—	—	—	(12.11)%
	All contract charges	—	7,719	$176,927	1.11%	—
2021	Lowest contract charge 0.30% Class IB	$26.82	—	—	—	26.39%
	Highest contract charge 1.70% Class IB	$27.66	—	—	—	24.59%
	All contract charges	—	4,924	$129,847	0.67%	—
2020	Lowest contract charge 0.30% Class IB	$21.22	—	—	—	15.83%
	Highest contract charge 1.70% Class IB	$22.20	—	—	—	14.20%
	All contract charges	—	5,122	$109,091	0.93%	—
2019	Lowest contract charge 0.30% Class IB	$18.32	—	—	—	29.38%
	Highest contract charge 1.70% Class IB	$19.44	—	—	—	27.56%
	All contract charges	—	5,399	$101,033	1.13%	—

EQ/Franklin Small Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$29.39	—	—	—	12.61%
	Highest contract charge 1.70% Class IA	$27.75	—	—	—	12.12%
	All contract charges	—	57	$1,630	1.07%	—
2022	Lowest contract charge 1.30% Class IA	$26.10	—	—	—	(18.18)%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	(18.51)%
	All contract charges	—	64	$1,631	0.38%	—
2021	Lowest contract charge 0.65% Class IA	$28.28	—	—	—	18.87%
	Highest contract charge 1.70% Class IA	$30.37	—	—	—	17.62%
	All contract charges	—	77	$2,393	0.36%	—
2020	Lowest contract charge 0.65% Class IA	$23.79	—	—	—	11.59%
	Highest contract charge 1.70% Class IA	$25.82	—	—	—	10.39%
	All contract charges	—	75	$1,999	0.72%	—
2019	Lowest contract charge 0.65% Class IA	$21.32	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$23.39	—	—	—	23.36%
	All contract charges	—	83	$2,015	0.88%	—

FSA-195

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$22.45	—	—	—	12.59%
	Highest contract charge 1.70% Class IB	$20.93	—	—	—	12.10%
	All contract charges	—	195	$4,245	1.07%	—
2022	Lowest contract charge 1.30% Class IB	$19.94	—	—	—	(18.18)%
	Highest contract charge 1.70% Class IB	$18.67	—	—	—	(18.47)%
	All contract charges	—	213	$4,161	0.38%	—
2021	Lowest contract charge 1.30% Class IB	$24.37	—	—	—	18.07%
	Highest contract charge 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	297	$7,059	0.36%	—
2020	Lowest contract charge 1.30% Class IB	$20.64	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	362	$7,310	0.72%	—
2019	Lowest contract charge 1.30% Class IB	$18.62	—	—	—	23.89%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	448	$8,145	0.88%	—

EQ/Global Equity Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$21.53	—	—	—	19.74%
	Highest contract charge 1.70% Class IA	$20.33	—	—	—	19.24%
	All contract charges	—	189	$4,002	0.85%	—
2022	Lowest contract charge 1.30% Class IA	$17.98	—	—	—	(21.96)%
	Highest contract charge 1.70% Class IA	$17.05	—	—	—	(22.29)%
	All contract charges	—	205	$3,628	0.30%	—
2021	Lowest contract charge 1.30% Class IA	$23.04	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$21.94	—	—	—	13.91%
	All contract charges	—	240	$5,436	0.86%	—
2020	Lowest contract charge 1.30% Class IA	$20.15	—	—	—	12.82%
	Highest contract charge 1.70% Class IA	$19.26	—	—	—	12.37%
	All contract charges	—	284	$5,639	0.63%	—
2019	Lowest contract charge 1.30% Class IA	$17.86	—	—	—	23.60%
	Highest contract charge 1.70% Class IA	$17.14	—	—	—	23.13%
	All contract charges	—	312	$5,520	1.30%	—

EQ/Global Equity Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$45.69	—	—	—	19.76%
	Highest contract charge 1.70% Class IB	$31.35	—	—	—	19.25%
	All contract charges	—	99	$4,067	0.85%	—
2022	Lowest contract charge 1.30% Class IB	$38.15	—	—	—	(21.98)%
	Highest contract charge 1.70% Class IB	$26.29	—	—	—	(22.29)%
	All contract charges	—	123	$4,229	0.30%	—
2021	Lowest contract charge 1.30% Class IB	$48.90	—	—	—	14.39%
	Highest contract charge 1.70% Class IB	$33.83	—	—	—	13.94%
	All contract charges	—	185	$8,180	0.86%	—
2020	Lowest contract charge 1.30% Class IB	$42.75	—	—	—	12.80%
	Highest contract charge 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	210	$8,076	0.63%	—
2019	Lowest contract charge 1.30% Class IB	$37.90	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	264	$9,057	1.30%	—

EQ/Goldman Sachs Growth Allocation
2023	Lowest contract charge 1.30% Class IB	$12.56	—	—	—	15.97%
	Highest contract charge 1.65% Class IB	$12.35	—	—	—	15.64%
	All contract charges	—	22,427	$281,615	2.25%	—
2022	Lowest contract charge 1.30% Class IB	$10.83	—	—	—	(16.50)%
	Highest contract charge 1.65% Class IB	$10.68	—	—	—	(16.82)%
	All contract charges	—	19,977	$216,205	0.79%	—

FSA-196

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Goldman Sachs Growth Allocation (Continued)
2021	Lowest contract charge 1.30% Class IB	$12.97	—	—	—	12.10%
	Highest contract charge 1.65% Class IB	$12.84	—	—	—	11.75%
	All contract charges	—	16,472	$213,565	0.17%	—
2020	Lowest contract charge 1.30% Class IB	$11.57	—	—	—	1.40%
	Highest contract charge 1.65% Class IB	$11.49	—	—	—	1.06%
	All contract charges	—	12,089	$139,814	0.83%	—
2019	Lowest contract charge 1.30% Class IB(a)	$11.41	—	—	—	11.75%
	Highest contract charge 1.65% Class IB(a)	$11.37	—	—	—	11.36%
	All contract charges	—	5,885	$67,114	1.53%	—

EQ/Goldman Sachs Mid Cap Value
2023	Lowest contract charge 1.30% Class IB	$33.69	—	—	—	9.78%
	Highest contract charge 1.70% Class IB	$31.81	—	—	—	9.35%
	All contract charges	—	761	$25,163	0.67%	—
2022	Lowest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	Highest contract charge 1.70% Class IB	$29.09	—	—	—	(12.14)%
	All contract charges	—	955	$28,723	0.56%	—
2021	Lowest contract charge 1.30% Class IB	$34.78	—	—	—	28.81%
	Highest contract charge 1.70% Class IB	$33.11	—	—	—	28.28%
	All contract charges	—	1,169	$39,801	0.27%	—
2020	Lowest contract charge 1.30% Class IB	$27.00	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$25.81	—	—	—	6.65%
	All contract charges	—	999	$26,640	0.59%	—
2019	Lowest contract charge 1.30% Class IB	$25.22	—	—	—	29.07%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	28.52%
	All contract charges	—	1,125	$28,056	0.84%	—

EQ/Goldman Sachs Moderate Growth Allocation
2023	Lowest contract charge 1.30% Class IB	$12.58	—	—	—	12.52%
	Highest contract charge 1.70% Class IB	$12.15	—	—	—	12.08%
	All contract charges	—	51,454	$645,347	2.27%	—
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(16.94)%
	Highest contract charge 1.70% Class IB	$10.84	—	—	—	(17.25)%
	All contract charges	—	56,122	$625,855	0.54%	—
2021	Lowest contract charge 1.30% Class IB	$13.46	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$13.10	—	—	—	8.71%
	All contract charges	—	58,039	$779,220	0.05%	—
2020	Lowest contract charge 1.30% Class IB	$12.33	—	—	—	3.70%
	Highest contract charge 1.70% Class IB	$12.05	—	—	—	3.26%
	All contract charges	—	57,852	$711,805	0.15%	—
2019	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	16.00%
	Highest contract charge 1.70% Class IB	$11.67	—	—	—	15.54%
	All contract charges	—	55,645	$660,493	1.03%	—

EQ/Growth Strategy
2023	Lowest contract charge 0.65% Class IB	$21.60	—	—	—	15.69%
	Highest contract charge 1.70% Class IB	$20.69	—	—	—	14.56%
	All contract charges	—	170,744	$3,764,151	1.34%	—
2022	Lowest contract charge 0.65% Class IB	$18.67	—	—	—	(17.97)%
	Highest contract charge 1.70% Class IB	$18.06	—	—	—	(18.83)%
	All contract charges	—	189,592	$3,636,781	0.81%	—
2021	Lowest contract charge 0.65% Class IB	$22.76	—	—	—	13.63%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	12.37%
	All contract charges	—	217,476	$5,132,949	2.19%	—
2020	Lowest contract charge 0.65% Class IB	$20.03	—	—	—	12.85%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	11.68%
	All contract charges	—	236,181	$4,943,766	2.05%	—
2019	Lowest contract charge 0.65% Class IB	$17.75	—	—	—	19.45%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	18.20%
	All contract charges	—	257,244	$4,807,345	1.55%	—

FSA-197

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond
2023	Lowest contract charge 0.00% Class IB	$10.24	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$ 8.96	—	—	—	2.05%
	All contract charges	—	9,076	$85,992	2.63%	—
2022	Lowest contract charge 0.00% Class IB(e)	$ 9.86	—	—	—	(5.65)%
	Highest contract charge 1.70% Class IB	$ 8.78	—	—	—	(9.20)%
	All contract charges	—	10,004	$92,144	0.90%	—
2021	Lowest contract charge 0.30% Class IB	$10.67	—	—	—	(2.47)%
	Highest contract charge 1.70% Class IB	$ 9.67	—	—	—	(3.78)%
	All contract charges	—	11,134	$113,304	0.65%	—
2020	Lowest contract charge 0.30% Class IB	$10.94	—	—	—	3.99%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	2.55%
	All contract charges	—	13,909	$145,836	1.08%	—
2019	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	2.40%
	All contract charges	—	10,978	$112,959	1.57%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$14.80	—	—	—	15.26%
	Highest contract charge 1.70% Class IA	$13.97	—	—	—	14.79%
	All contract charges	—	293	$4,288	1.68%	—
2022	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	Highest contract charge 1.70% Class IA	$12.17	—	—	—	(15.60)%
	All contract charges	—	332	$4,227	1.14%	—
2021	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	8.60%
	Highest contract charge 1.70% Class IA	$14.42	—	—	—	8.18%
	All contract charges	—	352	$5,301	2.25%	—
2020	Lowest contract charge 1.30% Class IA	$13.95	—	—	—	7.06%
	Highest contract charge 1.70% Class IA	$13.33	—	—	—	6.64%
	All contract charges	—	370	$5,120	1.39%
2019	Lowest contract charge 1.30% Class IA	$13.03	—	—	—	20.87%
	Highest contract charge 1.70% Class IA	$12.50	—	—	—	20.31%
	All contract charges	—	400	$5,157	2.00%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$20.59	—	—	—	15.29%
	Highest contract charge 1.70% Class IB	$15.95	—	—	—	14.83%
	All contract charges	—	184	$3,507	1.68%	—
2022	Lowest contract charge 1.30% Class IB	$17.86	—	—	—	(15.23)%
	Highest contract charge 1.70% Class IB	$13.89	—	—	—	(15.56)%
	All contract charges	—	218	$3,585	1.14%	—
2021	Lowest contract charge 1.30% Class IB	$21.07	—	—	—	8.61%
	Highest contract charge 1.70% Class IB	$16.45	—	—	—	8.15%
	All contract charges	—	305	$5,950	2.25%	—
2020	Lowest contract charge 1.30% Class IB	$19.40	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$15.21	—	—	—	6.59%
	All contract charges	—	354	$6,372	1.39%	—
2019	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	20.88%
	Highest contract charge 1.70% Class IB	$14.27	—	—	—	20.42%
	All contract charges	—	448	$7,498	2.00%	—

EQ/International Equity Index
2023	Lowest contract charge 1.30% Class IA	$15.68	—	—	—	17.54%
	Highest contract charge 1.70% Class IA	$14.81	—	—	—	17.08%
	All contract charges	—	2,335	$35,784	2.92%	—
2022	Lowest contract charge 1.30% Class IA	$13.34	—	—	—	(13.09)%
	Highest contract charge 1.70% Class IA	$12.65	—	—	—	(13.42)%
	All contract charges	—	2,255	$29,568	2.67%	—
2021	Lowest contract charge 1.30% Class IA	$15.35	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$14.61	—	—	—	9.03%
	All contract charges	—	2,069	$31,286	3.38%	—

FSA-198

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2020	Lowest contract charge 1.30% Class IA	$14.02	—	—	—	2.49%
	Highest contract charge 1.70% Class IA	$13.40	—	—	—	2.06%
	All contract charges	—	2,123	$29,331	2.00%	—
2019	Lowest contract charge 1.30% Class IA	$13.68	—	—	—	20.63%
	Highest contract charge 1.70% Class IA	$13.13	—	—	—	20.13%
	All contract charges	—	2,218	$29,952	2.89%	—

EQ/International Equity Index
2023	Lowest contract charge 0.00% Class IB	$14.22	—	—	—	19.10%
	Highest contract charge 1.25% Class IB	$12.82	—	—	—	17.61%
	All contract charges	—	2,764	$35,429	2.92%	—
2022	Lowest contract charge 0.00% Class IB(e)	$11.94	—	—	—	(7.80)%
	Highest contract charge 1.25% Class IB	$10.90	—	—	—	(13.01)%
	All contract charges	—	2,745	$29,870	2.67%	—
2021	Lowest contract charge 0.30% Class IB	$13.55	—	—	—	10.61%
	Highest contract charge 1.25% Class IB	$12.53	—	—	—	9.53%
	All contract charges	—	2,610	$32,595	3.38%	—
2020	Lowest contract charge 0.30% Class IB	$12.25	—	—	—	3.55%
	Highest contract charge 1.25% Class IB	$11.44	—	—	—	2.51%
	All contract charges	—	2,217	$25,259	2.00%	—
2019	Lowest contract charge 0.30% Class IB	$11.83	—	—	—	21.71%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	20.65%
	All contract charges	—	2,005	$22,282	2.89%	—

EQ/International Managed Volatility
2023	Lowest contract charge 0.65% Class IB	$14.74	—	—	—	16.15%
	Highest contract charge 1.70% Class IB	$13.46	—	—	—	14.85%
	All contract charges	—	4,235	$59,068	2.18%	—
2022	Lowest contract charge 1.30% Class IB	$12.36	—	—	—	(16.09)%
	Highest contract charge 1.70% Class IB	$11.72	—	—	—	(16.41)%
	All contract charges	—	5,073	$61,424	1.07%	—
2021	Lowest contract charge 1.30% Class IB	$14.73	—	—	—	9.19%
	Highest contract charge 1.70% Class IB	$14.02	—	—	—	8.77%
	All contract charges	—	5,565	$80,392	2.95%	—
2020	Lowest contract charge 1.30% Class IB	$13.49	—	—	—	5.31%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	4.80%
	All contract charges	—	6,573	$87,104	1.58%	—
2019	Lowest contract charge 0.65% Class IB	$12.90	—	—	—	20.56%
	Highest contract charge 1.70% Class IB	$12.30	—	—	—	19.42%
	All contract charges	—	7,150	$90,136	2.23%	—

EQ/International Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$13.95	—	—	—	17.13%
	Highest contract charge 1.70% Class IA	$13.17	—	—	—	16.65%
	All contract charges	—	124	$1,710	1.95%	—
2022	Lowest contract charge 1.30% Class IA	$11.91	—	—	—	(14.81)%
	Highest contract charge 1.70% Class IA	$11.29	—	—	—	(15.18)%
	All contract charges	—	149	$1,744	1.55%	—
2021	Lowest contract charge 1.30% Class IA	$13.98	—	—	—	8.88%
	Highest contract charge 1.70% Class IA	$13.31	—	—	—	8.48%
	All contract charges	—	157	$2,173	2.07%	—
2020	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	2.88%
	Highest contract charge 1.70% Class IA	$12.27	—	—	—	2.42%
	All contract charges	—	180	$2,265	1.31%	—
2019	Lowest contract charge 1.30% Class IA	$12.48	—	—	—	21.05%
	Highest contract charge 1.70% Class IA	$11.98	—	—	—	20.52%
	All contract charges	—	205	$2,524	2.20%	—

FSA-199

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock
2023	Lowest contract charge 1.30% Class IA	$35.53	—	—	—	10.55%
	Highest contract charge 1.70% Class IA	$33.55	—	—	—	10.11%
	All contract charges	—	1,344	$47,090	1.49%	—
2022	Lowest contract charge 1.30% Class IA	$32.14	—	—	—	(0.80)%
	Highest contract charge 1.70% Class IA	$30.47	—	—	—	(1.20)%
	All contract charges	—	1,622	$51,431	1.56%	—
2021	Lowest contract charge 1.30% Class IA	$32.40	—	—	—	31.28%
	Highest contract charge 1.70% Class IA	$30.84	—	—	—	30.73%
	All contract charges	—	1,646	$52,673	1.13%	—
2020	Lowest contract charge 1.30% Class IA	$24.68	—	—	—	(2.06)%
	Highest contract charge 1.70% Class IA	$23.59	—	—	—	(2.44)%
	All contract charges	—	1,684	$41,078	1.97%	—
2019	Lowest contract charge 1.30% Class IA	$25.20	—	—	—	23.35%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	22.87%
	All contract charges	—	1,817	$45,272	2.10%	—

EQ/Invesco Comstock
2023	Lowest contract charge 1.30% Class IB	$31.34	—	—	—	10.55%
	Highest contract charge 1.70% Class IB	$29.06	—	—	—	10.12%
	All contract charges	—	138	$4,177	1.49%	—
2022	Lowest contract charge 1.30% Class IB	$28.35	—	—	—	(0.80)%
	Highest contract charge 1.70% Class IB	$26.39	—	—	—	(1.20)%
	All contract charges	—	162	$4,514	1.56%	—
2021	Lowest contract charge 1.30% Class IB	$28.58	—	—	—	31.28%
	Highest contract charge 1.70% Class IB	$26.71	—	—	—	30.74%
	All contract charges	—	244	$6,833	1.13%	—
2020	Lowest contract charge 1.30% Class IB	$21.77	—	—	—	(2.07)%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	(2.48)%
	All contract charges	—	296	$6,291	1.97%	—
2019	Lowest contract charge 1.30% Class IB	$22.23	—	—	—	23.36%
	Highest contract charge 1.70% Class IB	$20.95	—	—	—	22.87%
	All contract charges	—	359	$7,780	2.10%	—

EQ/Invesco Global
2023	Lowest contract charge 1.30% Class IA	$29.33	—	—	—	32.12%
	Highest contract charge 1.70% Class IA	$27.70	—	—	—	31.59%
	All contract charges	—	1,712	$49,524	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$22.20	—	—	—	(32.91)%
	Highest contract charge 1.70% Class IA	$21.05	—	—	—	(33.17)%
	All contract charges	—	1,945	$42,661	0.00%	—
2021	Lowest contract charge 1.30% Class IA	$33.09	—	—	—	13.56%
	Highest contract charge 1.70% Class IA	$31.50	—	—	—	13.11%
	All contract charges	—	2,159	$70,632	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$29.14	—	—	—	25.39%
	Highest contract charge 1.70% Class IA	$27.85	—	—	—	24.89%
	All contract charges	—	2,343	$67,513	0.00%	—
2019	Lowest contract charge 1.30% Class IA	$23.24	—	—	—	29.40%
	Highest contract charge 1.70% Class IA	$22.30	—	—	—	28.83%
	All contract charges	—	2,607	$59,980	0.35%	—

EQ/Invesco Global
2023	Lowest contract charge 1.00% Class IB	$17.66	—	—	—	32.48%
	Highest contract charge 1.70% Class IB	$24.74	—	—	—	31.60%
	All contract charges	—	1,618	$30,983	0.00%	—
2022	Lowest contract charge 1.00% Class IB	$13.33	—	—	—	(32.71)%
	Highest contract charge 1.70% Class IB	$18.80	—	—	—	(33.19)%
	All contract charges	—	1,741	$25,389	0.00%	—

FSA-200

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global (Continued)
2021	Lowest contract charge 1.00% Class IB(d)	$19.81	—	—	—	13.33%
	Highest contract charge 1.70% Class IB	$28.14	—	—	—	13.15%
	All contract charges	—	1,787	$39,541	0.00%	—
2020	Lowest contract charge 1.10% Class IB	$17.39	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$24.87	—	—	—	24.85%
	All contract charges	—	1,723	$33,969	0.00%	—
2019	Lowest contract charge 1.10% Class IB	$13.84	—	—	—	29.71%
	Highest contract charge 1.70% Class IB	$19.92	—	—	—	28.85%
	All contract charges	—	1,892	$30,475	0.35%	—

EQ/Invesco Global Real Assets
2023	Lowest contract charge 0.00% Class IB	$14.69	—	—	—	10.20%
	Highest contract charge 1.70% Class IB	$18.15	—	—	—	8.29%
	All contract charges	—	2,699	$45,099	2.08%	—
2022	Lowest contract charge 0.00% Class IB(e)	$13.33	—	—	—	(5.46)%
	Highest contract charge 1.70% Class IB	$16.76	—	—	—	(10.57)%
	All contract charges	—	3,082	$47,738	1.53%	—
2021	Lowest contract charge 0.30% Class IB	$14.65	—	—	—	20.68%
	Highest contract charge 1.70% Class IB	$18.74	—	—	—	18.98%
	All contract charges	—	3,520	$60,723	2.92%	—
2020	Lowest contract charge 0.30% Class IB	$12.14	—	—	—	(12.47)%
	Highest contract charge 1.70% Class IB	$15.75	—	—	—	(13.70)%
	All contract charges	—	3,801	$55,837	2.33%	—
2019	Lowest contract charge 0.30% Class IB	$13.87	—	—	—	22.10%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	20.38%
	All contract charges	—	4,242	$72,930	4.39%	—

EQ/Invesco Moderate Allocation
2023	Lowest contract charge 1.30% Class IB	$12.03	—	—	—	10.37%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	9.93%
	All contract charges	—	25,758	$309,009	1.55%	—
2022	Lowest contract charge 1.30% Class IB	$10.90	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$10.57	—	—	—	(14.34)%
	All contract charges	—	27,892	$303,299	0.28%	—
2021	Lowest contract charge 1.30% Class IB	$12.67	—	—	—	6.56%
	Highest contract charge 1.70% Class IB	$12.34	—	—	—	6.20%
	All contract charges	—	28,975	$366,433	0.00%	—
2020	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	7.12%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	6.70%
	All contract charges	—	29,052	$344,796	0.18%	—
2019	Lowest contract charge 1.30% Class IB	$11.10	—	—	—	12.92%
	Highest contract charge 1.70% Class IB	$10.89	—	—	—	12.38%
	All contract charges	—	27,572	$305,533	1.03%	—

EQ/Invesco Moderate Growth Allocation(g)
2023	Lowest contract charge 1.30% Class IB	$12.51	—	—	—	13.93%
	Highest contract charge 1.65% Class IB	$12.30	—	—	—	13.57%
	All contract charges	—	18,392	$230,048	2.37%	—
2022	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(16.76)%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	(17.08)%
	All contract charges	—	18,087	$198,509	1.15%	—
2021	Lowest contract charge 1.30% Class IB	$13.19	—	—	—	8.65%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	8.38%
	All contract charges	—	7,325	$96,615	0.29%	—
2020	Lowest contract charge 1.30% Class IB	$12.14	—	—	—	7.72%
	Highest contract charge 1.65% Class IB	$12.05	—	—	—	7.30%
	All contract charges	—	5,068	$61,499	0.71%	—
2019	Lowest contract charge 1.30% Class IB(a)	$11.27	—	—	—	10.82%
	Highest contract charge 1.65% Class IB(a)	$11.23	—	—	—	10.42%
	All contract charges	—	2,655	$29,906	1.76%	—

FSA-201

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2023	Lowest contract charge 1.30% Class IA	$32.78	—	—	—	15.50%
	Highest contract charge 1.70% Class IA	$30.95	—	—	—	15.01%
	All contract charges	—	1,710	$55,133	0.03%	—
2022	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	(17.67)%
	Highest contract charge 1.70% Class IA	$26.91	—	—	—	(17.98)%
	All contract charges	—	1,935	$54,090	0.00%	—
2021	Lowest contract charge 1.30% Class IA	$34.47	—	—	—	15.32%
	Highest contract charge 1.70% Class IA	$32.81	—	—	—	14.84%
	All contract charges	—	1,946	$66,139	0.10%	—
2020	Lowest contract charge 1.30% Class IA	$29.89	—	—	—	17.26%
	Highest contract charge 1.70% Class IA	$28.57	—	—	—	16.80%
	All contract charges	—	2,121	$62,618	0.00%	—
2019	Lowest contract charge 1.30% Class IA	$25.49	—	—	—	34.73%
	Highest contract charge 1.70% Class IA	$24.46	—	—	—	34.17%
	All contract charges	—	1,798	$45,305	0.02%	—

EQ/Janus Enterprise
2023	Lowest contract charge 0.30% Class IB	$21.61	—	—	—	16.68%
	Highest contract charge 1.70% Class IB	$38.49	—	—	—	15.03%
	All contract charges	—	1,609	$35,942	0.03%	—
2022	Lowest contract charge 0.30% Class IB	$18.52	—	—	—	(16.84)%
	Highest contract charge 1.70% Class IB	$33.46	—	—	—	(17.99)%
	All contract charges	—	1,692	$33,139	0.00%	—
2021	Lowest contract charge 0.30% Class IB	$22.27	—	—	—	16.47%
	Highest contract charge 1.70% Class IB	$40.80	—	—	—	14.83%
	All contract charges	—	1,737	$44,985	0.10%	—
2020	Lowest contract charge 0.30% Class IB	$19.12	—	—	—	18.46%
	Highest contract charge 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	1,547	$38,306	0.00%	—
2019	Lowest contract charge 0.30% Class IB	$16.14	—	—	—	36.09%
	Highest contract charge 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	1,220	$23,984	0.02%	—

EQ/JPMorgan Growth Allocation(h)
2023	Lowest contract charge 1.00% Class IB(n)	$11.02	—	—	—	6.47%
	Highest contract charge 1.65% Class IB	$12.25	—	—	—	11.97%
	All contract charges	—	36,566	$457,714	2.33%	—
2022	Lowest contract charge 1.30% Class IB	$11.14	—	—	—	(14.64)%
	Highest contract charge 1.65% Class IB	$10.94	—	—	—	(14.93)%
	All contract charges	—	35,290	$392,858	0.49%	—
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	11.44%
	Highest contract charge 1.65% Class IB	$12.86	—	—	—	11.05%
	All contract charges	—	25,285	$329,853	0.00%	—
2020	Lowest contract charge 1.30% Class IB	$11.71	—	—	—	7.33%
	Highest contract charge 1.65% Class IB	$11.58	—	—	—	6.93%
	All contract charges	—	20,470	$239,727	0.01%	—
2019	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	14.36%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	13.88%
	All contract charges	—	15,163	$165,454	0.95%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 1.30% Class IA	$47.24	—	—	—	44.42%
	Highest contract charge 1.70% Class IA	$44.61	—	—	—	43.86%
	All contract charges	—	3,735	$174,142	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$32.71	—	—	—	(39.44)%
	Highest contract charge 1.70% Class IA	$31.01	—	—	—	(39.68)%
	All contract charges	—	4,355	$140,531	0.00%	—

FSA-202

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Growth Stock (Continued)
2021	Lowest contract charge 1.30% Class IA	$54.01	—	—	—	12.36%
	Highest contract charge 1.70% Class IA	$51.41	—	—	—	11.88%
	All contract charges	—	4,910	$261,721	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$48.07	—	—	—	34.76%
	Highest contract charge 1.70% Class IA	$45.95	—	—	—	34.24%
	All contract charges	—	5,187	$246,426	0.00%	—
2019	Lowest contract charge 1.30% Class IA	$35.67	—	—	—	29.43%
	Highest contract charge 1.70% Class IA	$34.23	—	—	—	28.88%
	All contract charges	—	5,716	$201,496	0.00%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 0.00% Class IB	$29.82	—	—	—	46.32%
	Highest contract charge 1.70% Class IB	$55.70	—	—	—	43.85%
	All contract charges	—	5,795	$140,083	0.00%	—
2022	Lowest contract charge 0.00% Class IB(e)	$20.38	—	—	—	(25.27)%
	Highest contract charge 1.70% Class IB	$38.72	—	—	—	(39.69)%
	All contract charges	—	6,432	$108,149	0.00%	—
2021	Lowest contract charge 0.25% Class IB(d)	$33.22	—	—	—	13.88%
	Highest contract charge 1.70% Class IB	$64.20	—	—	—	11.91%
	All contract charges	—	6,035	$169,135	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$29.26	—	—	—	36.16%
	Highest contract charge 1.70% Class IB	$57.37	—	—	—	34.23%
	All contract charges	—	5,214	$131,747	0.00%	—
2019	Lowest contract charge 0.30% Class IB	$21.49	—	—	—	30.72%
	Highest contract charge 1.70% Class IB	$42.74	—	—	—	28.85%
	All contract charges	—	4,790	$92,450	0.00%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 1.30% Class IA	$37.82	—	—	—	9.46%
	Highest contract charge 1.70% Class IA	$35.72	—	—	—	9.04%
	All contract charges	—	525	$19,375	1.43%	—
2022	Lowest contract charge 1.30% Class IA	$34.55	—	—	—	(1.06)%
	Highest contract charge 1.70% Class IA	$32.76	—	—	—	(1.44)%
	All contract charges	—	557	$18,802	1.37%	—
2021	Lowest contract charge 1.30% Class IA	$34.92	—	—	—	21.59%
	Highest contract charge 1.70% Class IA	$33.24	—	—	—	21.09%
	All contract charges	—	378	$12,920	0.83%	—
2020	Lowest contract charge 1.30% Class IA	$28.72	—	—	—	9.62%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	9.19%
	All contract charges	—	385	$10,861	1.20%	—
2019	Lowest contract charge 1.30% Class IA	$26.20	—	—	—	25.90%
	Highest contract charge 1.70% Class IA	$25.14	—	—	—	25.32%
	All contract charges	—	404	$10,437	1.30%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 0.00% Class IB	$17.03	—	—	—	10.94%
	Highest contract charge 1.70% Class IB	$40.20	—	—	—	9.03%
	All contract charges	—	5,120	$83,968	1.43%	—
2022	Lowest contract charge 0.00% Class IB(e)	$15.35	—	—	—	(3.28)%
	Highest contract charge 1.70% Class IB	$36.87	—	—	—	(1.47)%
	All contract charges	—	4,854	$73,645	1.37%	—
2021	Lowest contract charge 0.30% Class IB	$15.32	—	—	—	22.85%
	Highest contract charge 1.70% Class IB	$37.42	—	—	—	21.10%
	All contract charges	—	2,591	$43,410	0.83%	—
2020	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	10.75%
	Highest contract charge 1.70% Class IB	$30.90	—	—	—	9.19%
	All contract charges	—	1,226	$20,006	1.20%	—
2019	Lowest contract charge 0.30% Class IB	$11.26	—	—	—	27.09%
	Highest contract charge 1.70% Class IB	$28.30	—	—	—	25.39%
	All contract charges	—	835	$14,864	1.30%	—

FSA-203

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$40.74	—	—	—	22.34%
	Highest contract charge 1.70% Class IB	$28.57	—	—	—	21.83%
	All contract charges	—	153	$5,602	1.69%	—
2022	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	(19.45)%
	Highest contract charge 1.70% Class IB	$23.45	—	—	—	(19.77)%
	All contract charges	—	170	$5,061	0.01%	—
2021	Lowest contract charge 1.30% Class IB	$41.34	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$29.23	—	—	—	25.18%
	All contract charges	—	235	$8,738	0.37%	—
2020	Lowest contract charge 1.30% Class IB	$32.90	—	—	—	14.75%
	Highest contract charge 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	309	$9,173	0.69%	—
2019	Lowest contract charge 1.30% Class IB	$28.67	—	—	—	28.28%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	366	$9,561	1.25%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.65% Class IA	$54.86	—	—	—	40.67%
	Highest contract charge 1.70% Class IA	$55.00	—	—	—	39.21%
	All contract charges	—	1,355	$77,958	0.23%	—
2022	Lowest contract charge 0.65% Class IA	$39.00	—	—	—	(30.01)%
	Highest contract charge 1.70% Class IA	$39.51	—	—	—	(30.74)%
	All contract charges	—	1,502	$61,782	0.23%	—
2021	Lowest contract charge 0.65% Class IA	$55.72	—	—	—	25.92%
	Highest contract charge 1.70% Class IA	$57.05	—	—	—	24.56%
	All contract charges	—	1,652	$97,868	0.05%	—
2020	Lowest contract charge 0.65% Class IA	$44.25	—	—	—	36.41%
	Highest contract charge 1.70% Class IA	$45.80	—	—	—	34.98%
	All contract charges	—	1,837	$87,022	0.30%	—
2019	Lowest contract charge 0.65% Class IA	$32.44	—	—	—	34.44%
	Highest contract charge 1.70% Class IA	$33.93	—	—	—	33.01%
	All contract charges	—	2,094	$73,076	0.64%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.30% Class IB	$37.75	—	—	—	41.12%
	Highest contract charge 1.25% Class IB	$34.25	—	—	—	39.80%
	All contract charges	—	2,506	$75,777	0.23%	—
2022	Lowest contract charge 0.30% Class IB	$26.75	—	—	—	(29.75)%
	Highest contract charge 1.25% Class IB	$24.50	—	—	—	(30.42)%
	All contract charges	—	2,585	$56,055	0.23%	—
2021	Lowest contract charge 0.30% Class IB	$38.08	—	—	—	26.34%
	Highest contract charge 1.25% Class IB	$35.21	—	—	—	25.12%
	All contract charges	—	2,310	$72,116	0.05%	—
2020	Lowest contract charge 0.30% Class IB	$30.14	—	—	—	36.94%
	Highest contract charge 1.25% Class IB	$28.14	—	—	—	35.61%
	All contract charges	—	1,810	$45,320	0.30%	—
2019	Lowest contract charge 0.30% Class IB	$22.01	—	—	—	34.87%
	Highest contract charge 1.25% Class IB	$20.75	—	—	—	33.61%
	All contract charges	—	1,749	$32,598	0.64%	—

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$47.19	—	—	—	37.18%
	Highest contract charge 1.70% Class IA	$44.56	—	—	—	36.60%
	All contract charges	—	101	$4,720	0.37%	—
2022	Lowest contract charge 1.30% Class IA	$34.40	—	—	—	(31.49)%
	Highest contract charge 1.70% Class IA	$32.62	—	—	—	(31.76)%
	All contract charges	—	130	$4,409	0.06%	—

FSA-204

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2021	Lowest contract charge 1.30% Class IA	$50.21	—	—	—	22.76%
	Highest contract charge 1.70% Class IA	$47.80	—	—	—	22.25%
	All contract charges	—	143	$7,074	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$40.90	—	—	—	30.30%
	Highest contract charge 1.70% Class IA	$39.10	—	—	—	29.77%
	All contract charges	—	174	$7,015	0.08%	—
2019	Lowest contract charge 1.30% Class IA	$31.39	—	—	—	31.95%
	Highest contract charge 1.70% Class IA	$30.13	—	—	—	31.46%
	All contract charges	—	193	$5,981	0.42%	—

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$55.10	—	—	—	37.20%
	Highest contract charge 1.70% Class IB	$57.68	—	—	—	36.62%
	All contract charges	—	202	$11,047	0.37%	—
2022	Lowest contract charge 1.30% Class IB	$40.16	—	—	—	(31.49)%
	Highest contract charge 1.70% Class IB	$42.22	—	—	—	(31.77)%
	All contract charges	—	245	$9,855	0.06%	—
2021	Lowest contract charge 1.30% Class IB	$58.62	—	—	—	22.76%
	Highest contract charge 1.70% Class IB	$61.88	—	—	—	22.27%
	All contract charges	—	333	$19,520	0.00%	—
2020	Lowest contract charge 1.30% Class IB	$47.75	—	—	—	30.29%
	Highest contract charge 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	402	$19,174	0.08%	—
2019	Lowest contract charge 1.30% Class IB	$36.65	—	—	—	31.98%
	Highest contract charge 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	526	$19,377	0.42%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 1.30% Class IA	$31.45	—	—	—	9.32%
	Highest contract charge 1.70% Class IA	$29.69	—	—	—	8.83%
	All contract charges	—	1,200	$37,119	1.61%	—
2022	Lowest contract charge 1.30% Class IA	$28.77	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IA	$27.28	—	—	—	(9.79)%
	All contract charges	—	1,303	$36,943	1.48%	—
2021	Lowest contract charge 1.30% Class IA	$31.76	—	—	—	22.67%
	Highest contract charge 1.70% Class IA	$30.24	—	—	—	22.18%
	All contract charges	—	1,341	$41,974	1.34%	—
2020	Lowest contract charge 1.30% Class IA	$25.89	—	—	—	0.86%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	0.49%
	All contract charges	—	1,435	$36,628	1.90%	—
2019	Lowest contract charge 1.30% Class IA	$25.67	—	—	—	24.01%
	Highest contract charge 1.70% Class IA	$24.63	—	—	—	23.46%
	All contract charges	—	1,558	$39,380	2.33%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 0.30% Class IB	$21.18	—	—	—	10.43%
	Highest contract charge 1.25% Class IB	$19.21	—	—	—	9.33%
	All contract charges	—	2,066	$36,655	1.61%	—
2022	Lowest contract charge 0.30% Class IB	$19.18	—	—	—	(8.49)%
	Highest contract charge 1.25% Class IB	$17.57	—	—	—	(9.39)%
	All contract charges	—	2,047	$33,270	1.48%
2021	Lowest contract charge 0.30% Class IB	$20.96	—	—	—	23.88%
	Highest contract charge 1.25% Class IB	$19.39	—	—	—	22.72%
	All contract charges	—	1,794	$32,395	1.34%	—
2020	Lowest contract charge 1.10% Class IB	$13.70	—	—	—	1.03%
	Highest contract charge 1.25% Class IB	$15.80	—	—	—	0.96%
	All contract charges	—	1,449	$21,325	1.90%	—
2019	Lowest contract charge 1.10% Class IB	$13.56	—	—	—	24.29%
	Highest contract charge 1.25% Class IB	$15.65	—	—	—	24.11%
	All contract charges	—	1,361	$19,984	2.33%	—

FSA-205

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$29.87	—	—	—	12.50%
	Highest contract charge 1.70% Class IA	$28.21	—	—	—	12.03%
	All contract charges	—	511	$15,083	1.57%	—
2022	Lowest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	Highest contract charge 1.70% Class IA	$25.18	—	—	—	(13.08)%
	All contract charges	—	534	$14,003	1.22%	—
2021	Lowest contract charge 1.30% Class IA	$30.43	—	—	—	23.20%
	Highest contract charge 1.70% Class IA	$28.97	—	—	—	22.70%
	All contract charges	—	522	$15,701	0.94%
2020	Lowest contract charge 1.30% Class IA	$24.70	—	—	—	4.31%
	Highest contract charge 1.70% Class IA	$23.61	—	—	—	3.87%
	All contract charges	—	519	$12,681	1.66%	—
2019	Lowest contract charge 1.30% Class IA	$23.68	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$22.73	—	—	—	23.33%
	All contract charges	—	472	$11,068	1.95%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$27.71	—	—	—	12.51%
	Highest contract charge 1.70% Class IB	$29.51	—	—	—	12.03%
	All contract charges	—	289	$7,963	1.57%	—
2022	Lowest contract charge 1.30% Class IB	$24.63	—	—	—	(12.75)%
	Highest contract charge 1.70% Class IB	$26.34	—	—	—	(13.10)%
	All contract charges	—	325	$7,991	1.22%	—
2021	Lowest contract charge 1.30% Class IB	$28.23	—	—	—	23.22%
	Highest contract charge 1.70% Class IB	$30.31	—	—	—	22.71%
	All contract charges	—	456	$12,889	0.94%	—
2020	Lowest contract charge 1.30% Class IB	$22.91	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	542	$12,451	1.66%	—
2019	Lowest contract charge 1.30% Class IB	$21.96	—	—	—	23.79%
	Highest contract charge 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	595	$13,104	1.95%	—

EQ/Lazard Emerging Markets Equity
2023	Lowest contract charge 0.00% Class IB	$11.54	—	—	—	21.73%
	Highest contract charge 1.70% Class IB	$12.00	—	—	—	19.64%
	All contract charges	—	4,674	$55,884	3.75%	—
2022	Lowest contract charge 0.00% Class IB(e)	$ 9.48	—	—	—	(17.64)%
	Highest contract charge 1.70% Class IB	$10.03	—	—	—	(16.35)%
	All contract charges	—	5,406	$53,945	4.01%	—
2021	Lowest contract charge 0.30% Class IB	$11.14	—	—	—	5.49%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	4.08%
	All contract charges	—	5,915	$70,606	2.58%	—
2020	Lowest contract charge 0.30% Class IB	$10.56	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IB	$11.52	—	—	—	(3.19)%
	All contract charges	—	6,511	$74,714	1.72%	—
2019	Lowest contract charge 0.30% Class IB	$10.75	—	—	—	18.39%
	Highest contract charge 1.70% Class IB	$11.90	—	—	—	16.78%
	All contract charges	—	7,317	$86,792	2.60%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 1.30% Class IA	$47.57	—	—	—	41.87%
	Highest contract charge 1.70% Class IA	$44.92	—	—	—	41.30%
	All contract charges	—	2,010	$94,480	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$33.53	—	—	—	(28.92)%
	Highest contract charge 1.70% Class IA	$31.79	—	—	—	(29.20)%
	All contract charges	—	2,260	$75,003	0.00%	—

FSA-206

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2021	Lowest contract charge 1.30% Class IA	$47.17	—	—	—	14.69%
	Highest contract charge 1.70% Class IA	$44.90	—	—	—	14.19%
	All contract charges	—	1,537	$71,911	0.00%	—
2020	Lowest contract charge 1.30% Class IA	$41.13	—	—	—	29.22%
	Highest contract charge 1.70% Class IA	$39.32	—	—	—	28.71%
	All contract charges	—	1,770	$72,157	0.00%	—
2019	Lowest contract charge 1.30% Class IA	$31.83	—	—	—	29.60%
	Highest contract charge 1.70% Class IA	$30.55	—	—	—	29.12%
	All contract charges	—	1,960	$61,881	0.03%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 0.30% Class IB	$35.32	—	—	—	43.34%
	Highest contract charge 1.70% Class IB	$43.24	—	—	—	41.31%
	All contract charges	—	2,084	$60,792	0.00%	—
2022	Lowest contract charge 0.00% Class IB(e)	$24.72	—	—	—	(17.07)%
	Highest contract charge 1.70% Class IB	$30.60	—	—	—	(29.22)%
	All contract charges	—	2,304	$47,400	0.00%	—
2021	Lowest contract charge 0.25% Class IB(d)	$34.34	—	—	—	12.78%
	Highest contract charge 1.70% Class IB	$43.23	—	—	—	14.21%
	All contract charges	—	1,572	$46,079	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$29.63	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$37.85	—	—	—	28.70%
	All contract charges	—	1,548	$40,005	0.00%	—
2019	Lowest contract charge 0.30% Class IB	$22.70	—	—	—	30.91%
	Highest contract charge 1.70% Class IB	$29.41	—	—	—	29.10%
	All contract charges	—	1,648	$33,565	0.03%	—

EQ/MFS International Growth(l)
2023	Lowest contract charge 1.30% Class IA	$21.53	—	—	—	12.90%
	Highest contract charge 1.70% Class IA	$20.33	—	—	—	12.44%
	All contract charges	—	2,789	$59,302	1.20%	—
2022	Lowest contract charge 1.30% Class IA	$19.07	—	—	—	(16.29)%
	Highest contract charge 1.70% Class IA	$18.08	—	—	—	(16.64)%
	All contract charges	—	3,137	$59,122	1.09%	—
2021	Lowest contract charge 1.30% Class IA	$22.78	—	—	—	7.96%
	Highest contract charge 1.70% Class IA	$21.69	—	—	—	7.59%
	All contract charges	—	2,120	$47,790	0.24%	—
2020	Lowest contract charge 1.30% Class IA	$21.10	—	—	—	13.87%
	Highest contract charge 1.70% Class IA	$20.16	—	—	—	13.39%
	All contract charges	—	2,186	$45,655	0.45%	—
2019	Lowest contract charge 1.30% Class IA	$18.53	—	—	—	25.63%
	Highest contract charge 1.70% Class IA	$17.78	—	—	—	25.04%
	All contract charges	—	2,300	$42,214	1.34%	—

EQ/MFS International Growth(l)
2023	Lowest contract charge 0.30% Class IB	$17.62	—	—	—	14.05%
	Highest contract charge 1.70% Class IB	$25.48	—	—	—	12.44%
	All contract charges	—	2,874	$45,736	1.20%	—
2022	Lowest contract charge 0.30% Class IB	$15.45	—	—	—	(15.44)%
	Highest contract charge 1.70% Class IB	$22.66	—	—	—	(16.63)%
	All contract charges	—	3,098	$43,652	1.09%	—
2021	Lowest contract charge 0.30% Class IB	$18.27	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$27.18	—	—	—	7.56%
	All contract charges	—	2,429	$40,948	0.24%	—
2020	Lowest contract charge 0.30% Class IB	$16.75	—	—	—	15.04%
	Highest contract charge 1.70% Class IB	$25.27	—	—	—	13.42%
	All contract charges	—	2,013	$31,469	0.45%	—
2019	Lowest contract charge 0.30% Class IB	$14.56	—	—	—	26.83%
	Highest contract charge 1.70% Class IB	$22.28	—	—	—	25.10%
	All contract charges	—	2,083	$28,800	1.34%	—

FSA-207

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Intrinsic Value
2023	Lowest contract charge 0.00% Class IB	$18.94	—	—	—	17.35%
	Highest contract charge 1.70% Class IB	$23.85	—	—	—	15.33%
	All contract charges	—	9,038	$184,521	1.20%	—
2022	Lowest contract charge 0.00% Class IB(e)	$16.14	—	—	—	(12.71)%
	Highest contract charge 1.70% Class IB	$20.68	—	—	—	(25.10)%
	All contract charges	—	10,521	$186,443	0.42%	—
2021	Lowest contract charge 0.30% Class IB	$21.18	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$27.61	—	—	—	8.36%
	All contract charges	—	11,064	$264,551	0.35%	—
2020	Lowest contract charge 0.30% Class IB	$19.27	—	—	—	19.69%
	Highest contract charge 1.70% Class IB	$25.48	—	—	—	18.02%
	All contract charges	—	11,576	$260,533	0.25%	—
2019	Lowest contract charge 0.30% Class IB	$16.10	—	—	—	25.49%
	Highest contract charge 1.70% Class IB	$21.59	—	—	—	23.72%
	All contract charges	—	12,771	$245,448	0.67%	—

EQ/MFS Mid Cap Focused Growth
2023	Lowest contract charge 0.65% Class IB	$37.20	—	—	—	21.53%
	Highest contract charge 1.70% Class IB	$40.57	—	—	—	20.24%
	All contract charges	—	1,367	$57,960	0.00%	—
2022	Lowest contract charge 0.65% Class IB	$30.61	—	—	—	(27.53)%
	Highest contract charge 1.70% Class IB	$33.74	—	—	—	(28.29)%
	All contract charges	—	1,574	$55,336	0.00%	—
2021	Lowest contract charge 0.65% Class IB	$42.24	—	—	—	18.09%
	Highest contract charge 1.70% Class IB	$47.05	—	—	—	16.87%
	All contract charges	—	1,786	$87,224	0.00%	—
2020	Lowest contract charge 0.65% Class IB	$35.77	—	—	—	28.85%
	Highest contract charge 1.70% Class IB	$40.26	—	—	—	27.49%
	All contract charges	—	2,098	$87,355	0.00%	—
2019	Lowest contract charge 0.65% Class IB	$27.76	—	—	—	35.41%
	Highest contract charge 1.70% Class IB	$31.58	—	—	—	33.98%
	All contract charges	—	2,360	$76,772	0.02%	—

EQ/MFS Technology
2023	Lowest contract charge 0.00% Class IB	$19.64	—	—	—	54.16%
	Highest contract charge 1.70% Class IB	$62.66	—	—	—	51.50%
	All contract charges	—	4,831	$176,740	0.00%	—
2022	Lowest contract charge 0.00% Class IB(e)	$12.74	—	—	—	(24.53)%
	Highest contract charge 1.70% Class IB	$41.36	—	—	—	(37.38)%
	All contract charges	—	5,317	$130,739	0.00%	—
2021	Lowest contract charge 0.30% Class IB	$20.00	—	—	—	13.44%
	Highest contract charge 1.70% Class IB	$66.05	—	—	—	11.85%
	All contract charges	—	5,435	$224,949	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$17.63	—	—	—	46.43%
	Highest contract charge 1.70% Class IB	$59.05	—	—	—	44.34%
	All contract charges	—	5,509	$216,331	0.08%	—
2019	Lowest contract charge 0.30% Class IB	$12.04	—	—	—	35.43%
	Highest contract charge 1.70% Class IB	$40.91	—	—	—	33.52%
	All contract charges	—	1,299	$44,875	0.00%	—

EQ/MFS Utilities Series
2023	Lowest contract charge 0.30% Class IB	$17.45	—	—	—	(2.68)%
	Highest contract charge 1.70% Class IB	$24.63	—	—	—	(4.05)%
	All contract charges	—	2,402	$49,583	1.97%	—
2022	Lowest contract charge 0.30% Class IB	$17.93	—	—	—	0.17%
	Highest contract charge 1.70% Class IB	$25.67	—	—	—	(1.27)%
	All contract charges	—	2,678	$58,018	5.16%	—

FSA-208

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series (Continued)
2021	Lowest contract charge 0.30% Class IB	$17.90	—	—	—	13.58%
	Highest contract charge 1.70% Class IB	$26.00	—	—	—	11.97%
	All contract charges	—	2,531	$57,292	1.19%	—
2020	Lowest contract charge 0.30% Class IB	$15.76	—	—	—	5.21%
	Highest contract charge 1.70% Class IB	$23.22	—	—	—	3.75%
	All contract charges	—	2,693	$55,471	2.33%	—
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	24.32%
	Highest contract charge 1.70% Class IB	$22.38	—	—	—	22.56%
	All contract charges	—	3,046	$61,085	2.88%	—

EQ/Mid Cap Index
2023	Lowest contract charge 1.30% Class IA	$38.01	—	—	—	14.25%
	Highest contract charge 1.70% Class IA	$35.90	—	—	—	13.79%
	All contract charges	—	1,812	$67,631	1.01%	—
2022	Lowest contract charge 1.30% Class IA	$33.27	—	—	—	(14.74)%
	Highest contract charge 1.70% Class IA	$31.55	—	—	—	(15.07)%
	All contract charges	—	1,898	$62,249	0.96%	—
2021	Lowest contract charge 1.30% Class IA	$39.02	—	—	—	22.28%
	Highest contract charge 1.70% Class IA	$37.15	—	—	—	21.80%
	All contract charges	—	2,075	$79,816	0.63%	—
2020	Lowest contract charge 1.30% Class IA	$31.91	—	—	—	11.38%
	Highest contract charge 1.70% Class IA	$30.50	—	—	—	10.91%
	All contract charges	—	2,188	$68,946	1.00%	—
2019	Lowest contract charge 1.30% Class IA	$28.65	—	—	—	23.76%
	Highest contract charge 1.70% Class IA	$27.50	—	—	—	23.26%
	All contract charges	—	2,421	$68,558	1.13%	—

EQ/Mid Cap Index
2023	Lowest contract charge 0.00% Class IB	$22.92	—	—	—	15.76%
	Highest contract charge 1.25% Class IB	$20.66	—	—	—	14.27%
	All contract charges	—	3,134	$59,172	1.01%	—
2022	Lowest contract charge 0.00% Class IB(e)	$19.80	—	—	—	(5.49)%
	Highest contract charge 1.25% Class IB	$18.08	—	—	—	(14.68)%
	All contract charges	—	3,236	$53,422	0.96%	—
2021	Lowest contract charge 0.30% Class IB	$22.91	—	—	—	23.50%
	Highest contract charge 1.25% Class IB	$21.19	—	—	—	22.34%
	All contract charges	—	3,105	$60,180	0.63%	—
2020	Lowest contract charge 0.30% Class IB	$18.55	—	—	—	12.49%
	Highest contract charge 1.25% Class IB	$17.32	—	—	—	11.45%
	All contract charges	—	2,660	$42,463	1.00%	—
2019	Lowest contract charge 0.30% Class IB	$16.49	—	—	—	25.02%
	Highest contract charge 1.25% Class IB	$15.54	—	—	—	23.82%
	All contract charges	—	2,467	$35,553	1.13%	—

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$30.86	—	—	—	11.73%
	Highest contract charge 1.70% Class IA	$29.14	—	—	—	11.26%
	All contract charges	—	213	$6,483	1.39%	—
2022	Lowest contract charge 1.30% Class IA	$27.62	—	—	—	(15.69)%
	Highest contract charge 1.70% Class IA	$26.19	—	—	—	(16.00)%
	All contract charges	—	232	$6,350	0.84%	—
2021	Lowest contract charge 1.30% Class IA	$32.76	—	—	—	25.76%
	Highest contract charge 1.70% Class IA	$31.18	—	—	—	25.22%
	All contract charges	—	238	$7,710	0.56%	—
2020	Lowest contract charge 1.30% Class IA	$26.05	—	—	—	3.58%
	Highest contract charge 1.70% Class IA	$24.90	—	—	—	3.19%
	All contract charges	—	229	$5,929	1.17%	—
2019	Lowest contract charge 1.30% Class IA	$25.15	—	—	—	24.94%
	Highest contract charge 1.70% Class IA	$24.13	—	—	—	24.45%
	All contract charges	—	237	$5,910	1.39%	—

FSA-209

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IB	$35.53	—	—	—	11.73%
	Highest contract charge 1.70% Class IB	$35.96	—	—	—	11.26%
	All contract charges	—	169	$5,863	1.39%	—
2022	Lowest contract charge 1.30% Class IB	$31.80	—	—	—	(15.67)%
	Highest contract charge 1.70% Class IB	$32.32	—	—	—	(16.03)%
	All contract charges	—	182	$5,657	0.84%	—
2021	Lowest contract charge 1.30% Class IB	$37.71	—	—	—	25.74%
	Highest contract charge 1.70% Class IB	$38.49	—	—	—	25.25%
	All contract charges	—	292	$10,771	0.56%	—
2020	Lowest contract charge 1.30% Class IB	$29.99	—	—	—	3.59%
	Highest contract charge 1.70% Class IB	$30.73	—	—	—	3.19%
	All contract charges	—	364	$10,724	1.17%	—
2019	Lowest contract charge 1.30% Class IB	$28.95	—	—	—	24.95%
	Highest contract charge 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	400	$11,435	1.39%	—

EQ/Moderate Allocation
2023	Lowest contract charge 1.30% Class IA	$16.80	—	—	—	10.89%
	Highest contract charge 1.70% Class IA	$15.86	—	—	—	10.45%
	All contract charges	—	4,175	$69,402	1.88%	—
2022	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	(16.57)%
	Highest contract charge 1.70% Class IA	$14.36	—	—	—	(16.90)%
	All contract charges	—	4,887	$73,341	1.27%	—
2021	Lowest contract charge 1.30% Class IA	$18.16	—	—	—	7.01%
	Highest contract charge 1.70% Class IA	$17.28	—	—	—	6.54%
	All contract charges	—	5,523	$99,350	2.74%	—
2020	Lowest contract charge 1.30% Class IA	$16.97	—	—	—	9.84%
	Highest contract charge 1.70% Class IA	$16.22	—	—	—	9.37%
	All contract charges	—	6,075	$102,225	2.29%	—
2019	Lowest contract charge 1.30% Class IA	$15.45	—	—	—	14.02%
	Highest contract charge 1.70% Class IA	$14.83	—	—	—	13.55%
	All contract charges	—	6,697	$102,635	1.66%	—

EQ/Moderate Allocation
2023	Lowest contract charge 1.00% Class IB	$12.96	—	—	—	11.24%
	Highest contract charge 1.25% Class IB	$13.44	—	—	—	10.98%
	All contract charges	—	10,113	$133,535	1.88%
2022	Lowest contract charge 1.00% Class IB	$11.65	—	—	—	(16.31)%
	Highest contract charge 1.25% Class IB	$12.11	—	—	—	(16.54)%
	All contract charges	—	10,342	$122,894	1.27%	—
2021	Lowest contract charge 1.00% Class IB(d)	$13.92	—	—	—	4.58%
	Highest contract charge 1.25% Class IB	$14.51	—	—	—	7.01%
	All contract charges	—	9,609	$136,681	2.74%	—
2020	Lowest contract charge 1.10% Class IB	$12.97	—	—	—	10.10%
	Highest contract charge 1.25% Class IB	$13.56	—	—	—	9.89%
	All contract charges	—	7,152	$95,028	2.29%	—
2019	Lowest contract charge 1.10% Class IB	$11.78	—	—	—	14.26%
	Highest contract charge 1.25% Class IB	$12.34	—	—	—	14.15%
	All contract charges	—	6,196	$75,040	1.66%	—

EQ/Moderate Growth Strategy
2023	Lowest contract charge 0.65% Class IB	$19.36	—	—	—	14.15%
	Highest contract charge 1.70% Class IB	$18.44	—	—	—	12.92%
	All contract charges	—	227,173	$4,430,123	1.40%	—
2022	Lowest contract charge 0.65% Class IB	$16.96	—	—	—	(17.03)%
	Highest contract charge 1.70% Class IB	$16.33	—	—	—	(17.90)%
	All contract charges	—	254,281	$4,378,296	0.84%	—

FSA-210

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2021	Lowest contract charge 0.65% Class IB	$20.44	—	—	—	11.15%
	Highest contract charge 1.70% Class IB	$19.89	—	—	—	9.95%
	All contract charges	—	301,656	$6,319,462	1.93%	—
2020	Lowest contract charge 0.65% Class IB	$18.39	—	—	—	11.66%
	Highest contract charge 1.70% Class IB	$18.09	—	—	—	10.51%
	All contract charges	—	335,022	$6,360,764	1.90%	—
2019	Lowest contract charge 0.65% Class IB	$16.47	—	—	—	17.22%
	Highest contract charge 1.70% Class IB	$16.37	—	—	—	15.93%
	All contract charges	—	369,315	$6,327,553	1.50%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 1.30% Class IA	$20.91	—	—	—	13.83%
	Highest contract charge 1.70% Class IA	$19.75	—	—	—	13.38%
	All contract charges	—	1,011	$20,914	1.59%	—
2022	Lowest contract charge 1.30% Class IA	$18.37	—	—	—	(18.14)%
	Highest contract charge 1.70% Class IA	$17.42	—	—	—	(18.45)%
	All contract charges	—	1,114	$20,265	1.07%	—
2021	Lowest contract charge 1.30% Class IA	$22.44	—	—	—	11.20%
	Highest contract charge 1.70% Class IA	$21.36	—	—	—	10.73%
	All contract charges	—	1,273	$28,266	3.69%	—
2020	Lowest contract charge 1.30% Class IA	$20.18	—	—	—	12.61%
	Highest contract charge 1.70% Class IA	$19.29	—	—	—	12.22%
	All contract charges	—	1,382	$27,632	2.67%	—
2019	Lowest contract charge 1.30% Class IA	$17.92	—	—	—	18.44%
	Highest contract charge 1.70% Class IA	$17.19	—	—	—	17.90%
	All contract charges	—	1,695	$30,120	1.61%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 1.00% Class IB	$14.72	—	—	—	14.20%
	Highest contract charge 1.25% Class IB	$15.63	—	—	—	13.92%
	All contract charges	—	4,335	$64,869	1.59%	—
2022	Lowest contract charge 1.00% Class IB	$12.89	—	—	—	(17.90)%
	Highest contract charge 1.25% Class IB	$13.72	—	—	—	(18.09)%
	All contract charges	—	4,806	$63,075	1.07%	—
2021	Lowest contract charge 1.00% Class IB(d)	$15.70	—	—	—	6.51%
	Highest contract charge 1.25% Class IB	$16.75	—	—	—	11.22%
	All contract charges	—	4,438	$71,233	3.69%
2020	Lowest contract charge 1.10% Class IB	$14.07	—	—	—	12.83%
	Highest contract charge 1.25% Class IB	$15.06	—	—	—	12.72%
	All contract charges	—	3,619	$52,148	2.67%	—
2019	Lowest contract charge 1.10% Class IB	$12.47	—	—	—	18.65%
	Highest contract charge 1.25% Class IB	$13.36	—	—	—	18.44%
	All contract charges	—	3,029	$38,797	1.61%	—

EQ/Money Market
2023	Lowest contract charge 0.65% Class IA	$10.04	—	—	—	3.72%
	Highest contract charge 1.70% Class IA	$ 8.60	—	—	—	2.75%
	All contract charges	—	8,474	$76,210	4.35%	—
2022	Lowest contract charge 0.65% Class IA	$ 9.68	—	—	—	0.41%
	Highest contract charge 1.70% Class IA	$ 8.37	—	—	—	(0.71)%
	All contract charges	—	9,636	$83,970	1.19%	—
2021	Lowest contract charge 0.65% Class IA	$ 9.64	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$ 8.43	—	—	—	(1.52)%
	All contract charges	—	8,437	$73,976	0.00%	—
2020	Lowest contract charge 0.65% Class IA	$ 9.68	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$ 8.56	—	—	—	(1.50)%
	All contract charges	—	11,239	$99,450	0.16%	—
2019	Lowest contract charge 0.65% Class IA	$ 9.72	—	—	—	0.83%
	Highest contract charge 1.70% Class IA	$ 8.69	—	—	—	(0.23)%
	All contract charges	—	7,933	$70,991	1.49%	—

FSA-211

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2023	Lowest contract charge 0.00% Class IB	$10.27	—	—	—	4.37%
	Highest contract charge 1.70% Class IB	$23.48	—	—	—	2.67%
	All contract charges	—	17,945	$176,923	4.35%	—
2022	Lowest contract charge 0.00% Class IB	$ 9.84	—	—	—	1.13%
	Highest contract charge 1.70% Class IB	$22.87	—	—	—	(0.61)%
	All contract charges	—	17,068	$163,595	1.19%	—
2021	Lowest contract charge 0.00% Class IB(d)	$ 9.73	—	—	—	0.21%
	Highest contract charge 1.70% Class IB	$23.01	—	—	—	(1.54)%
	All contract charges	—	12,762	$123,088	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$10.12	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	11,844	$116,157	0.16%	—
2019	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	1.20%
	Highest contract charge 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	7,607	$75,089	1.49%	—

EQ/Morgan Stanley Small Cap Growth
2023	Lowest contract charge 0.30% Class IB	$13.62	—	—	—	33.92%
	Highest contract charge 1.70% Class IB	$12.95	—	—	—	32.14%
	All contract charges	—	519	$6,805	0.00%	—
2022	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	(44.30)%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	(45.13)%
	All contract charges	—	586	$5,780	0.01%	—
2021	Lowest contract charge 0.30% Class IB	$18.26	—	—	—	2.47%
	Highest contract charge 1.70% Class IB	$17.86	—	—	—	1.02%
	All contract charges	—	724	$12,995	0.00%	—
2020	Lowest contract charge 0.30% Class IB(b)	$17.82	—	—	—	75.05%
	Highest contract charge 1.70% Class IB(b)	$17.68	—	—	—	73.84%
	All contract charges	—	893	$15,851	0.00%	—

EQ/PIMCO Global Real Return
2023	Lowest contract charge 0.00% Class IB	$12.10	—	—	—	4.13%
	Highest contract charge 1.70% Class IB	$10.03	—	—	—	2.35%
	All contract charges	—	2,739	$28,918	1.28%	—
2022	Lowest contract charge 0.00% Class IB(e)	$11.62	—	—	—	(13.09)%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	(17.58)%
	All contract charges	—	3,230	$33,150	9.54%	—
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	3.74%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	2.24%
	All contract charges	—	3,375	$41,817	10.71%	—
2020	Lowest contract charge 0.30% Class IB	$13.36	—	—	—	10.05%
	Highest contract charge 1.70% Class IB	$11.63	—	—	—	8.49%
	All contract charges	—	2,956	$35,617	0.00%	—
2019	Lowest contract charge 1.10% Class IB	$11.04	—	—	—	6.98%
	Highest contract charge 1.70% Class IB	$10.72	—	—	—	6.35%
	All contract charges	—	2,586	$28,580	3.67%	—

EQ/PIMCO Real Return
2023	Lowest contract charge 1.30% Class IB	$12.27	—	—	—	2.25%
	Highest contract charge 1.70% Class IB	$11.59	—	—	—	1.85%
	All contract charges	—	2,599	$31,294	1.13%	—
2022	Lowest contract charge 1.30% Class IB	$12.00	—	—	—	(12.54)%
	Highest contract charge 1.70% Class IB	$11.38	—	—	—	(12.86)%
	All contract charges	—	2,997	$35,339	5.57%	—
2021	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	3.94%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	3.49%
	All contract charges	—	3,443	$46,467	3.59%	—

FSA-212

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Real Return (Continued)
2020	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$12.62	—	—	—	9.45%
	All contract charges	—	3,790	$49,291	1.39%	—
2019	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	6.95%
	Highest contract charge 1.70% Class IB	$11.53	—	—	—	6.56%
	All contract charges	—	3,844	$45,584	1.88%	—

EQ/PIMCO Total Return ESG
2023	Lowest contract charge 0.00% Class IB	$11.42	—	—	—	5.64%
	Highest contract charge 1.70% Class IB	$11.13	—	—	—	3.92%
	All contract charges	—	14,459	$157,072	2.58%	—
2022	Lowest contract charge 0.00% Class IB(e)	$10.81	—	—	—	(10.88)%
	Highest contract charge 1.70% Class IB	$10.71	—	—	—	(15.47)%
	All contract charges	—	15,767	$164,795	3.03%	—
2021	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$12.67	—	—	—	(3.13)%
	All contract charges	—	17,491	$216,071	1.70%	—
2020	Lowest contract charge 0.30% Class IB	$12.79	—	—	—	8.30%
	Highest contract charge 1.70% Class IB	$13.08	—	—	—	6.78%
	All contract charges	—	17,150	$219,831	1.92%	—
2019	Lowest contract charge 0.30% Class IB	$11.81	—	—	—	8.25%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	6.80%
	All contract charges	—	15,772	$190,585	2.14%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 1.30% Class IA	$ 9.67	—	—	—	4.20%
	Highest contract charge 1.70% Class IA	$ 9.13	—	—	—	3.75%
	All contract charges	—	2,003	$19,001	3.77%	—
2022	Lowest contract charge 1.30% Class IA	$ 9.28	—	—	—	(1.90)%
	Highest contract charge 1.70% Class IA	$ 8.80	—	—	—	(2.22)%
	All contract charges	—	2,839	$25,772	1.51%	—
2021	Lowest contract charge 1.30% Class IA	$ 9.46	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IA	$ 9.00	—	—	—	(2.17)%
	All contract charges	—	2,312	$21,582	0.41%	—
2020	Lowest contract charge 1.30% Class IA	$ 9.63	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IA	$ 9.20	—	—	—	(0.65)%
	All contract charges	—	3,209	$30,347	0.84%	—
2019	Lowest contract charge 1.30% Class IA	$ 9.64	—	—	—	1.15%
	Highest contract charge 1.70% Class IA	$ 9.26	—	—	—	0.87%
	All contract charges	—	2,621	$25,026	2.32%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 0.30% Class IB	$10.98	—	—	—	5.37%
	Highest contract charge 1.70% Class IB	$ 9.78	—	—	—	3.82%
	All contract charges	—	3,279	$33,270	3.77%	—
2022	Lowest contract charge 0.30% Class IB	$10.42	—	—	—	(0.95)%
	Highest contract charge 1.70% Class IB	$ 9.42	—	—	—	(2.28)%
	All contract charges	—	3,275	$31,865	1.51%	—
2021	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	(0.75)%
	Highest contract charge 1.70% Class IB	$ 9.64	—	—	—	(2.13)%
	All contract charges	—	2,426	$23,938	0.41%	—
2020	Lowest contract charge 0.30% Class IB	$10.60	—	—	—	0.86%
	Highest contract charge 1.70% Class IB	$ 9.85	—	—	—	(0.61)%
	All contract charges	—	2,047	$20,497	0.84%	—
2019	Lowest contract charge 0.30% Class IB	$10.51	—	—	—	2.24%
	Highest contract charge 1.70% Class IB	$ 9.91	—	—	—	0.81%
	All contract charges	—	1,832	$18,326	2.32%	—

FSA-213

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS
2023	Lowest contract charge 1.30% Class IB	$10.43	—	—	—	2.86%
	Highest contract charge 1.70% Class IB	$14.18	—	—	—	2.46%
	All contract charges	—	1,103	$11,886	2.04%	—
2022	Lowest contract charge 1.30% Class IB	$10.14	—	—	—	(11.36)%
	Highest contract charge 1.70% Class IB	$13.84	—	—	—	(11.73)%
	All contract charges	—	1,205	$12,688	0.50%	—
2021	Lowest contract charge 1.30% Class IB	$11.44	—	—	—	(3.38)%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	(3.74)%
	All contract charges	—	2,150	$26,159	0.79%	—
2020	Lowest contract charge 1.30% Class IB	$11.84	—	—	—	4.59%
	Highest contract charge 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	2,182	$27,625	1.52%	—
2019	Lowest contract charge 1.30% Class IB	$11.32	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	2,133	$25,403	1.58%	—

EQ/Small Company Index
2023	Lowest contract charge 1.30% Class IA	$34.04	—	—	—	15.27%
	Highest contract charge 1.70% Class IA	$32.14	—	—	—	14.83%
	All contract charges	—	1,289	$43,157	1.17%	—
2022	Lowest contract charge 1.30% Class IA	$29.53	—	—	—	(20.85)%
	Highest contract charge 1.70% Class IA	$27.99	—	—	—	(21.18)%
	All contract charges	—	1,342	$39,054	0.91%	—
2021	Lowest contract charge 1.30% Class IA	$37.31	—	—	—	13.58%
	Highest contract charge 1.70% Class IA	$35.51	—	—	—	13.09%
	All contract charges	—	1,457	$53,634	0.62%	—
2020	Lowest contract charge 1.30% Class IA	$32.85	—	—	—	18.17%
	Highest contract charge 1.70% Class IA	$31.40	—	—	—	17.69%
	All contract charges	—	1,520	$49,316	1.04%	—
2019	Lowest contract charge 1.30% Class IA	$27.80	—	—	—	23.61%
	Highest contract charge 1.70% Class IA	$26.68	—	—	—	23.12%
	All contract charges	—	1,704	$46,820	1.12%	—

EQ/Small Company Index
2023	Lowest contract charge 0.00% Class IB	$19.97	—	—	—	16.78%
	Highest contract charge 1.25% Class IB	$18.00	—	—	—	15.31%
	All contract charges	—	2,325	$39,255	1.17%
2022	Lowest contract charge 0.00% Class IB(e)	$17.10	—	—	—	(9.52)%
	Highest contract charge 1.25% Class IB	$15.61	—	—	—	(20.80)%
	All contract charges	—	2,267	$33,217	0.91%	—
2021	Lowest contract charge 0.30% Class IB	$21.32	—	—	—	14.75%
	Highest contract charge 1.25% Class IB	$19.71	—	—	—	13.60%
	All contract charges	—	2,093	$38,755	0.62%	—
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	19.33%
	Highest contract charge 1.25% Class IB	$17.35	—	—	—	18.27%
	All contract charges	—	1,821	$29,767	1.04%	—
2019	Lowest contract charge 0.30% Class IB	$15.57	—	—	—	24.86%
	Highest contract charge 1.25% Class IB	$14.67	—	—	—	23.59%
	All contract charges	—	1,614	$22,474	1.12%	—

EQ/T. Rowe Price Health Sciences
2023	Lowest contract charge 0.00% Class IB	$27.87	—	—	—	3.99%
	Highest contract charge 1.70% Class IB	$56.34	—	—	—	2.21%
	All contract charges	—	4,546	$153,369	0.00%	—
2022	Lowest contract charge 0.00% Class IB(e)	$26.80	—	—	—	3.04%
	Highest contract charge 1.70% Class IB	$55.12	—	—	—	(14.86)%
	All contract charges	—	5,028	$170,197	0.00%	—

FSA-214

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Health Sciences (Continued)
2021	Lowest contract charge 0.25% Class IB(d)	$30.96	—	—	—	10.77%
	Highest contract charge 1.70% Class IB	$64.74	—	—	—	7.65%
	All contract charges	—	5,302	$216,269	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$28.34	—	—	—	26.52%
	Highest contract charge 1.70% Class IB	$60.14	—	—	—	24.75%
	All contract charges	—	5,077	$205,810	0.00%	—
2019	Lowest contract charge 0.30% Class IB	$22.40	—	—	—	27.93%
	Highest contract charge 1.70% Class IB	$48.21	—	—	—	26.14%
	All contract charges	—	5,251	$174,142	0.00%

EQ/Ultra Conservative Strategy
2023	Lowest contract charge 1.30% Class IB	$10.19	—	—	—	5.49%
	Highest contract charge 1.70% Class IB	$ 9.70	—	—	—	5.09%
	All contract charges	—	225,403	$2,256,067	2.18%	—
2022	Lowest contract charge 1.30% Class IB	$ 9.66	—	—	—	(10.31)%
	Highest contract charge 1.70% Class IB	$ 9.23	—	—	—	(10.65)%
	All contract charges	—	256,441	$2,437,271	1.19%	—
2021	Lowest contract charge 1.30% Class IB	$10.77	—	—	—	(1.28)%
	Highest contract charge 1.70% Class IB	$10.33	—	—	—	(1.71)%
	All contract charges	—	88,140	$932,693	0.74%	—
2020	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	4.30%
	Highest contract charge 1.70% Class IB	$10.51	—	—	—	3.85%
	All contract charges	—	94,537	$1,015,822	0.80%	—
2019	Lowest contract charge 1.30% Class IB	$10.46	—	—	—	4.70%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	4.33%
	All contract charges	—	45,022	$464,435	0.92%	—

EQ/Value Equity
2023	Lowest contract charge 1.30% Class IA	$28.79	—	—	—	17.94%
	Highest contract charge 1.70% Class IA	$27.19	—	—	—	17.50%
	All contract charges	—	3,087	$87,477	1.11%	—
2022	Lowest contract charge 1.30% Class IA	$24.41	—	—	—	(16.20)%
	Highest contract charge 1.70% Class IA	$23.14	—	—	—	(16.55)%
	All contract charges	—	3,610	$86,830	1.01%	—
2021	Lowest contract charge 1.30% Class IA	$29.13	—	—	—	23.75%
	Highest contract charge 1.70% Class IA	$27.73	—	—	—	23.24%
	All contract charges	—	4,156	$119,532	0.66%	—
2020	Lowest contract charge 1.30% Class IA	$23.54	—	—	—	1.47%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	1.08%
	All contract charges	—	4,708	$109,566	1.88%	—
2019	Lowest contract charge 1.30% Class IA	$23.20	—	—	—	21.85%
	Highest contract charge 1.70% Class IA	$22.26	—	—	—	21.31%
	All contract charges	—	5,255	$120,614	1.91%	—

EQ/Value Equity
2023	Lowest contract charge 0.30% Class IB	$19.78	—	—	—	19.16%
	Highest contract charge 1.25% Class IB	$17.94	—	—	—	18.03%
	All contract charges	—	1,659	$26,875	1.11%	—
2022	Lowest contract charge 0.30% Class IB	$16.60	—	—	—	(15.35)%
	Highest contract charge 1.25% Class IB	$15.20	—	—	—	(16.16)%
	All contract charges	—	1,928	$26,393	1.01%	—
2021	Lowest contract charge 0.30% Class IB	$19.61	—	—	—	24.98%
	Highest contract charge 1.25% Class IB	$18.13	—	—	—	23.75%
	All contract charges	—	2,029	$33,163	0.66%	—
2020	Lowest contract charge 0.30% Class IB	$15.69	—	—	—	2.55%
	Highest contract charge 1.25% Class IB	$14.65	—	—	—	1.52%
	All contract charges	—	2,037	$26,988	1.88%	—
2019	Lowest contract charge 0.30% Class IB	$15.30	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.43	—	—	—	21.98%
	All contract charges	—	1,985	$26,111	1.91%	—

FSA-215

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Wellington Energy
2023	Lowest contract charge 0.30% Class IB	$ 6.12	—	—	—	5.70%
	Highest contract charge 1.70% Class IB	$ 7.57	—	—	—	4.27%
	All contract charges	—	4,277	$29,513	3.02%	—
2022	Lowest contract charge 0.30% Class IB	$ 5.79	—	—	—	32.19%
	Highest contract charge 1.70% Class IB	$ 7.26	—	—	—	30.11%
	All contract charges	—	5,461	$36,024	4.67%	—
2021	Lowest contract charge 0.30% Class IB	$ 4.38	—	—	—	35.19%
	Highest contract charge 1.70% Class IB	$ 5.58	—	—	—	33.49%
	All contract charges	—	3,767	$19,581	3.42%	—
2020	Lowest contract charge 0.30% Class IB	$ 3.24	—	—	—	(37.57)%
	Highest contract charge 1.70% Class IB	$ 4.18	—	—	—	(38.44)%
	All contract charges	—	3,464	$13,520	3.26%	—
2019	Lowest contract charge 0.30% Class IB	$ 5.19	—	—	—	0.78%
	Highest contract charge 1.70% Class IB	$ 6.79	—	—	—	(0.73)%
	All contract charges	—	3,202	$20,682	0.91%	—

Equitable Conservative Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB	$12.89	—	—	—	8.78%
	Highest contract charge 1.70% Class IB	$14.26	—	—	—	8.03%
	All contract charges	—	1,403	$19,344	2.58%	—
2022	Lowest contract charge 1.00% Class IB	$11.85	—	—	—	(13.31)%
	Highest contract charge 1.70% Class IB	$13.20	—	—	—	(13.89)%
	All contract charges	—	1,460	$18,731	1.76%	—
2021	Lowest contract charge 1.00% Class IB(d)	$13.67	—	—	—	7.38%
	Highest contract charge 1.70% Class IB	$15.33	—	—	—	8.19%
	All contract charges	—	1,472	$22,161	0.56%	—
2020	Lowest contract charge 1.10% Class IB	$12.54	—	—	—	11.86%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	11.22%
	All contract charges	—	1,630	$22,813	1.10%	—
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	16.77%
	Highest contract charge 1.70% Class IB	$12.74	—	—	—	16.13%
	All contract charges	—	1,409	$18,146	2.10%	—

Equitable Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB	$ 9.87	—	—	—	13.06%
	Highest contract charge 1.30% Class IB	$11.62	—	—	—	12.71%
	All contract charges	—	395	$3,985	1.60%	—
2022	Lowest contract charge 1.00% Class IB(e)	$ 8.73	—	—	—	(10.00)%
	Highest contract charge 1.30% Class IB (m)	$10.31	—	—	—	(0.67)%
	All contract charges	—	267	$2,330	2.75%	—

Equitable Moderate Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB	$ 9.69	—	—	—	10.87%
	Highest contract charge 1.30% Class IB(m)	$11.44	—	—	—	10.53%
	All contract charges	—	355	$3,645	3.61%	—
2022	Lowest contract charge 1.00% Class IB(e)	$ 8.74	—	—	—	(10.54)%
	Highest contract charge 1.25% Class IB(e)	$ 8.72	—	—	—	(10.75)%
	All contract charges	—	127	$1,110	3.39%	—

Federated Hermes High Income Bond Fund II
2023	Lowest contract charge 0.30% Service Class	$14.30	—	—	—	12.07%
	Highest contract charge 1.25% Service Class	$12.98	—	—	—	11.13%
	All contract charges	—	2,635	$33,481	5.63%	—
2022	Lowest contract charge 0.00% Service Class(e)	$12.80	—	—	—	(8.11)%
	Highest contract charge 1.25% Service Class	$11.68	—	—	—	(13.03)%
	All contract charges	—	2,759	$31,535	5.38%	—

FSA-216

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Federated Hermes High Income Bond Fund II (Continued)
2021	Lowest contract charge 0.25% Service Class(d)	$14.53	—	—	—	3.20%
	Highest contract charge 1.25% Service Class	$13.43	—	—	—	3.15%
	All contract charges	—	2,770	$36,420	4.23%	—
2020	Lowest contract charge 0.30% Service Class	$13.95	—	—	—	5.12%
	Highest contract charge 1.25% Service Class	$13.02	—	—	—	4.08%
	All contract charges	—	2,238	$28,546	5.63%	—
2019	Lowest contract charge 0.30% Service Class	$13.27	—	—	—	13.81%
	Highest contract charge 1.25% Service Class	$12.51	—	—	—	12.70%
	All contract charges	—	2,216	$27,227	5.43%	—

Federated Hermes Kaufmann Fund II
2023	Lowest contract charge 0.30% Service Class	$22.98	—	—	—	14.56%
	Highest contract charge 1.25% Service Class	$20.85	—	—	—	13.44%
	All contract charges	—	1,567	$28,225	0.00%	—
2022	Lowest contract charge 0.30% Service Class	$20.06	—	—	—	(30.49)%
	Highest contract charge 1.25% Service Class	$18.38	—	—	—	(31.11)%
	All contract charges	—	1,673	$26,559	0.00%	—
2021	Lowest contract charge 0.30% Service Class	$28.86	—	—	—	1.98%
	Highest contract charge 1.25% Service Class	$26.68	—	—	—	0.98%
	All contract charges	—	1,627	$37,573	0.00%	—
2020	Lowest contract charge 0.30% Service Class	$28.30	—	—	—	28.11%
	Highest contract charge 1.25% Service Class	$26.42	—	—	—	26.84%
	All contract charges	—	1,383	$31,702	0.00%	—
2019	Lowest contract charge 0.30% Service Class	$22.09	—	—	—	33.07%
	Highest contract charge 1.25% Service Class	$20.83	—	—	—	31.84%
	All contract charges	—	1,192	$21,657	0.00%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2023	Lowest contract charge 1.30% Service Class 2	$24.01	—	—	—	14.55%
	Highest contract charge 1.65% Service Class 2	$22.84	—	—	—	14.14%
	All contract charges	—	27	$638	1.77%	—
2022	Lowest contract charge 1.30% Service Class 2	$20.96	—	—	—	(18.13)%
	Highest contract charge 1.70% Service Class 2	$19.88	—	—	—	(18.42)%
	All contract charges	—	27	$562	1.67%	—
2021	Lowest contract charge 1.30% Service Class 2	$25.60	—	—	—	12.18%
	Highest contract charge 1.70% Service Class 2	$24.37	—	—	—	11.74%
	All contract charges	—	27	$702	1.17%	—
2020	Lowest contract charge 1.30% Service Class 2	$22.82	—	—	—	15.43%
	Highest contract charge 1.70% Service Class 2	$21.81	—	—	—	14.97%
	All contract charges	—	29	$667	0.85%	—

FSA-217

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Asset Manager: Growth Portfolio (Continued)
2019	Lowest contract charge 1.30% Service Class 2	$19.77	—	—	—	20.92%
	Highest contract charge 1.70% Service Class 2	$18.97	—	—	—	20.37%
	All contract charges	—	34	$664	1.33%	—

Fidelity® VIP Freedom 2015 Portfolio
2023	Lowest contract charge 1.30% Service Class 2	$16.99	—	—	—	9.26%
	Highest contract charge 1.70% Service Class 2	$16.12	—	—	—	8.77%
	All contract charges	—	34	$550	3.37%	—
2022	Lowest contract charge 1.30% Service Class 2	$15.55	—	—	—	(15.90)%
	Highest contract charge 1.70% Service Class 2	$14.82	—	—	—	(16.22)%
	All contract charges	—	38	$569	1.90%	—
2021	Lowest contract charge 1.30% Service Class 2	$18.49	—	—	—	5.96%
	Highest contract charge 1.70% Service Class 2	$17.69	—	—	—	5.55%
	All contract charges	—	41	$715	0.84%	—
2020	Lowest contract charge 1.30% Service Class 2	$17.45	—	—	—	12.07%
	Highest contract charge 1.70% Service Class 2	$16.76	—	—	—	11.66%
	All contract charges	—	42	$716	1.12%	—
2019	Lowest contract charge 1.30% Service Class 2	$15.57	—	—	—	16.45%
	Highest contract charge 1.70% Service Class 2	$15.01	—	—	—	15.91%
	All contract charges	—	39	$587	2.10%	—

Fidelity® VIP Freedom 2020 Portfolio
2023	Lowest contract charge 1.30% Service Class 2	$18.10	—	—	—	10.77%
	Highest contract charge 1.65% Service Class 2	$17.29	—	—	—	10.41%
	All contract charges	—	31	$549	2.79%	—
2022	Lowest contract charge 1.30% Service Class 2	$16.34	—	—	—	(17.06)%
	Highest contract charge 1.65% Service Class 2	$15.66	—	—	—	(17.36)%
	All contract charges	—	36	$586	1.85%	—
2021	Lowest contract charge 1.30% Service Class 2	$19.70	—	—	—	7.83%
	Highest contract charge 1.65% Service Class 2	$18.95	—	—	—	7.43%
	All contract charges	—	63	$1,206	0.75%	—
2020	Lowest contract charge 1.30% Service Class 2	$18.27	—	—	—	13.27%
	Highest contract charge 1.70% Service Class 2	$17.55	—	—	—	12.79%
	All contract charges	—	79	$1,427	1.01%	—
2019	Lowest contract charge 1.30% Service Class 2	$16.13	—	—	—	18.34%
	Highest contract charge 1.70% Service Class 2	$15.56	—	—	—	17.88%
	All contract charges	—	83	$1,328	1.66%	—

FSA-218

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2025 Portfolio
2023	Lowest contract charge 1.30% Service Class 2	$19.53	—	—	—	11.86%
	Highest contract charge 1.70% Service Class 2	$18.54	—	—	—	11.42%
	All contract charges	—	23	$462	2.66%	—
2022	Lowest contract charge 1.30% Service Class 2	$17.46	—	—	—	(17.72)%
	Highest contract charge 1.70% Service Class 2	$16.64	—	—	—	(18.07)%
	All contract charges	—	71	$1,243	1.79%	—
2021	Lowest contract charge 1.30% Service Class 2	$21.22	—	—	—	9.10%
	Highest contract charge 1.70% Service Class 2	$20.31	—	—	—	8.67%
	All contract charges	—	83	$1,769	0.80%	—
2020	Lowest contract charge 1.30% Service Class 2	$19.45	—	—	—	14.14%
	Highest contract charge 1.70% Service Class 2	$18.69	—	—	—	13.76%
	All contract charges	—	88	$1,700	1.00%	—
2019	Lowest contract charge 1.30% Service Class 2	$17.04	—	—	—	19.92%
	Highest contract charge 1.65% Service Class 2	$16.51	—	—	—	19.55%
	All contract charges	—	94	$1,581	1.75%	—

Fidelity® VIP Freedom 2030 Portfolio
2023	Lowest contract charge 1.30% Service Class 2	$21.00	—	—	—	12.96%
	Highest contract charge 1.70% Service Class 2	$19.93	—	—	—	12.54%
	All contract charges	—	86	$1,770	2.40%	—
2022	Lowest contract charge 1.30% Service Class 2	$18.59	—	—	—	(18.14)%
	Highest contract charge 1.70% Service Class 2	$17.71	—	—	—	(18.50)%
	All contract charges	—	69	$1,256	1.72%	—
2021	Lowest contract charge 1.30% Service Class 2	$22.71	—	—	—	10.62%
	Highest contract charge 1.70% Service Class 2	$21.73	—	—	—	10.19%
	All contract charges	—	73	$1,622	0.89%	—
2020	Lowest contract charge 1.30% Service Class 2	$20.53	—	—	—	15.14%
	Highest contract charge 1.70% Service Class 2	$19.72	—	—	—	14.65%
	All contract charges	—	60	$1,207	0.99%	—
2019	Lowest contract charge 1.30% Service Class 2	$17.83	—	—	—	22.46%
	Highest contract charge 1.70% Service Class 2	$17.20	—	—	—	21.99%
	All contract charges	—	61	$1,069	2.03%	—

FSA-219

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$21.90	—	—	—	14.84%
	Highest contract charge 1.70% Service Class 2	$30.39	—	—	—	12.85%
	All contract charges	—	4,045	$99,905	0.38%	—
2022	Lowest contract charge 0.00% Service Class 2(e)	$19.07	—	—	—	(6.11)%
	Highest contract charge 1.70% Service Class 2	$26.93	—	—	—	(16.42)%
	All contract charges	—	4,422	$97,113	0.27%	—
2021	Lowest contract charge 0.30% Service Class 2	$22.43	—	—	—	24.96%
	Highest contract charge 1.70% Service Class 2	$32.22	—	—	—	23.17%
	All contract charges	—	4,534	$121,280	0.37%	—
2020	Lowest contract charge 0.30% Service Class 2	$17.95	—	—	—	17.47%
	Highest contract charge 1.70% Service Class 2	$26.16	—	—	—	15.85%
	All contract charges	—	4,377	$98,150	0.40%	—
2019	Lowest contract charge 0.30% Service Class 2	$15.28	—	—	—	22.83%
	Highest contract charge 1.70% Service Class 2	$22.58	—	—	—	21.07%
	All contract charges	—	4,465	$87,622	0.68%	—

Fidelity® VIP Strategic Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$13.19	—	—	—	9.19%
	Highest contract charge 1.70% Service Class 2	$13.58	—	—	—	7.35%
	All contract charges	—	11,928	$151,842	4.23%	—
2022	Lowest contract charge 0.00% Service Class 2(e)	$12.08	—	—	—	(8.21)%
	Highest contract charge 1.70% Service Class 2	$12.65	—	—	—	(13.00)%
	All contract charges	—	12,847	$152,167	3.35%	—
2021	Lowest contract charge 0.30% Service Class 2	$13.66	—	—	—	3.25%
	Highest contract charge 1.70% Service Class 2	$14.54	—	—	—	1.75%
	All contract charges	—	13,487	$183,887	2.53%	—
2020	Lowest contract charge 0.30% Service Class 2	$13.23	—	—	—	6.87%
	Highest contract charge 1.70% Service Class 2	$14.29	—	—	—	5.31%
	All contract charges	—	12,142	$163,619	3.14%	—
2019	Lowest contract charge 0.30% Service Class 2	$12.38	—	—	—	10.34%
	Highest contract charge 1.70% Service Class 2	$13.57	—	—	—	8.82%
	All contract charges	—	11,774	$151,336	3.30%	—

FSA-220

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

First Trust Multi Income Allocation Portfolio
2023	Lowest contract charge 1.00% Class I	$12.96	—	—	—	7.82%
	Highest contract charge 1.70% Class I	$12.60	—	—	—	7.05%
	All contract charges	—	547	$7,118	3.41%	—
2022	Lowest contract charge 1.00% Class I	$12.02	—	—	—	(8.45)%
	Highest contract charge 1.70% Class I	$11.77	—	—	—	(9.11)%
	All contract charges	—	578	$6,987	2.93%	—
2021	Lowest contract charge 1.00% Class I(d)	$13.13	—	—	—	9.05%
	Highest contract charge 1.70% Class I	$12.95	—	—	—	10.78%
	All contract charges	—	573	$7,562	2.35%	—
2020	Lowest contract charge 1.10% Class I	$11.77	—	—	—	1.38%
	Highest contract charge 1.70% Class I	$11.69	—	—	—	0.78%
	All contract charges	—	530	$6,299	2.17%	—
2019	Lowest contract charge 1.10% Class I	$11.61	—	—	—	15.06%
	Highest contract charge 1.70% Class I	$11.60	—	—	—	14.40%
	All contract charges	—	519	$6,111	2.63%	—

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2023	Lowest contract charge 0.30% Class I	$18.54	—	—	—	10.16%
	Highest contract charge 1.70% Class I	$18.14	—	—	—	8.62%
	All contract charges	—	3,028	$52,538	2.21%	—
2022	Lowest contract charge 0.30% Class I	$16.83	—	—	—	(12.43)%
	Highest contract charge 1.70% Class I	$16.70	—	—	—	(13.70)%
	All contract charges	—	3,520	$56,183	1.38%	—
2021	Lowest contract charge 0.30% Class I	$19.22	—	—	—	11.87%
	Highest contract charge 1.70% Class I	$19.35	—	—	—	10.32%
	All contract charges	—	3,888	$71,642	0.94%	—
2020	Lowest contract charge 0.30% Class I	$17.18	—	—	—	7.51%
	Highest contract charge 1.70% Class I	$17.54	—	—	—	5.98%
	All contract charges	—	3,922	$65,643	1.48%	—
2019	Lowest contract charge 0.30% Class I	$15.98	—	—	—	20.42%
	Highest contract charge 1.70% Class I	$16.55	—	—	—	18.72%
	All contract charges	—	4,007	$63,555	1.63%	—

Franklin Allocation VIP Fund
2023	Lowest contract charge 1.00% Class 2	$13.51	—	—	—	13.43%
	Highest contract charge 1.70% Class 2	$18.93	—	—	—	12.68%
	All contract charges	—	1,165	$19,106	1.43%	—
2022	Lowest contract charge 1.00% Class 2	$11.91	—	—	—	(16.83)%
	Highest contract charge 1.70% Class 2	$16.80	—	—	—	(17.40)%
	All contract charges	—	1,431	$20,577	1.66%	—
2021	Lowest contract charge 1.00% Class 2(d)	$14.32	—	—	—	9.23%
	Highest contract charge 1.70% Class 2	$20.34	—	—	—	9.77%
	All contract charges	—	1,357	$24,622	1.75%	—
2020	Lowest contract charge 1.10% Class 2	$12.95	—	—	—	10.49%
	Highest contract charge 1.70% Class 2	$18.53	—	—	—	9.84%
	All contract charges	—	1,374	$22,761	1.48%	—
2019	Lowest contract charge 1.10% Class 2	$11.72	—	—	—	18.50%
	Highest contract charge 1.70% Class 2	$16.87	—	—	—	17.81%
	All contract charges	—	1,404	$21,389	4.04%	—

Franklin Income VIP Fund
2023	Lowest contract charge 0.30% Class 2	$16.10	—	—	—	8.27%
	Highest contract charge 1.70% Class 2	$18.57	—	—	—	6.79%
	All contract charges	—	5,985	$96,865	5.21%	—
2022	Lowest contract charge 0.30% Class 2	$14.87	—	—	—	(5.77)%
	Highest contract charge 1.70% Class 2	$17.39	—	—	—	(7.06)%
	All contract charges	—	6,348	$96,103	4.89%	—

FSA-221

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Income VIP Fund (Continued)
2021	Lowest contract charge 0.30% Class 2	$15.78	—	—	—	16.46%
	Highest contract charge 1.70% Class 2	$18.71	—	—	—	14.71%
	All contract charges	—	6,396	$104,754	4.69%	—
2020	Lowest contract charge 0.30% Class 2	$13.55	—	—	—	0.37%
	Highest contract charge 1.70% Class 2	$16.31	—	—	—	(0.97)%
	All contract charges	—	6,585	$94,396	5.89%	—
2019	Lowest contract charge 0.30% Class 2	$13.50	—	—	—	15.68%
	Highest contract charge 1.70% Class 2	$16.47	—	—	—	14.06%
	All contract charges	—	7,211	$104,757	5.39%	—

Guggenheim Global Managed Futures Strategy Fund
2023	Lowest contract charge 0.30% Common Shares	$12.18	—	—	—	3.48%
	Highest contract charge 1.70% Common Shares	$ 7.99	—	—	—	2.04%
	All contract charges	—	245	$2,398	3.58%	—
2022	Lowest contract charge 0.30% Common Shares	$11.77	—	—	—	10.93%
	Highest contract charge 1.70% Common Shares	$ 7.83	—	—	—	9.36%
	All contract charges	—	327	$3,100	2.51%	—
2021	Lowest contract charge 0.30% Common Shares	$10.61	—	—	—	0.66%
	Highest contract charge 1.70% Common Shares	$ 7.16	—	—	—	(0.69)%
	All contract charges	—	304	$2,642	0.00%	—
2020	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	2.23%
	Highest contract charge 1.70% Common Shares	$ 7.21	—	—	—	0.84%
	All contract charges	—	287	$2,494	3.67%	—
2019	Lowest contract charge 0.30% Common Shares	$10.31	—	—	—	7.85%
	Highest contract charge 1.70% Common Shares	$ 7.15	—	—	—	6.24%
	All contract charges	—	320	$2,733	0.87%	—

Hartford Disciplined Equity HLS Fund
2023	Lowest contract charge 0.30% Class IC	$37.61	—	—	—	20.31%
	Highest contract charge 1.70% Class IC	$32.85	—	—	—	18.59%
	All contract charges	—	1,937	$63,691	0.30%	—
2022	Lowest contract charge 0.30% Class IC	$31.26	—	—	—	(19.64)%
	Highest contract charge 1.70% Class IC	$27.70	—	—	—	(20.74)%
	All contract charges	—	2,268	$62,589	0.47%	—
2021	Lowest contract charge 0.30% Class IC	$38.90	—	—	—	24.56%
	Highest contract charge 1.70% Class IC	$34.95	—	—	—	22.80%
	All contract charges	—	2,557	$88,479	0.07%	—
2020	Lowest contract charge 0.30% Class IC(c)	$31.23	—	—	—	13.48%
	Highest contract charge 1.70% Class IC(c)	$28.46	—	—	—	13.03%
	All contract charges	—	2,804	$78,494	0.16%	—

Invesco V.I. Balanced-Risk Allocation Fund
2023	Lowest contract charge 1.00% Series II	$12.00	—	—	—	5.36%
	Highest contract charge 1.25% Series II	$12.55	—	—	—	5.02%
	All contract charges	—	1,126	$13,829	0.00%	—
2022	Lowest contract charge 1.00% Series II	$11.39	—	—	—	(15.38)%
	Highest contract charge 1.25% Series II	$11.95	—	—	—	(15.55)%
	All contract charges	—	1,243	$14,529	6.75%	—

FSA-222

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Balanced-Risk Allocation Fund (Continued)
2021	Lowest contract charge 1.00% Series II(d)	$13.46	—	—	—	7.51%
	Highest contract charge 1.25% Series II	$14.15	—	—	—	7.85%
	All contract charges	—	1,181	$16,323	3.19%	—
2020	Lowest contract charge 1.10% Series II	$12.44	—	—	—	8.74%
	Highest contract charge 1.25% Series II	$13.12	—	—	—	8.61%
	All contract charges	—	1,049	$13,437	8.13%	—
2019	Lowest contract charge 1.10% Series II	$11.44	—	—	—	13.60%
	Highest contract charge 1.25% Series II	$12.08	—	—	—	13.43%
	All contract charges	—	1,032	$12,147	0.00%	—

Invesco V.I. Diversified Dividend Fund
2023	Lowest contract charge 0.65% Series II	$30.11	—	—	—	8.08%
	Highest contract charge 1.70% Series II	$24.17	—	—	—	6.90%
	All contract charges	—	1,658	$45,849	1.67%	—
2022	Lowest contract charge 0.65% Series II	$27.86	—	—	—	(2.55)%
	Highest contract charge 1.70% Series II	$22.61	—	—	—	(3.58)%
	All contract charges	—	2,062	$53,165	1.62%	—
2021	Lowest contract charge 0.65% Series II	$28.59	—	—	—	17.80%
	Highest contract charge 1.70% Series II	$23.45	—	—	—	16.61%
	All contract charges	—	2,285	$60,983	1.90%	—
2020	Lowest contract charge 0.65% Series II	$24.27	—	—	—	(0.78)%
	Highest contract charge 1.70% Series II	$20.11	—	—	—	(1.85)%
	All contract charges	—	2,653	$60,574	2.82%	—
2019	Lowest contract charge 0.65% Series II	$24.46	—	—	—	23.97%
	Highest contract charge 1.70% Series II	$20.49	—	—	—	22.69%
	All contract charges	—	2,980	$69,097	2.65%	—

Invesco V.I. Equity and Income Fund
2023	Lowest contract charge 1.30 % Series II	$15.68	—	—	—	8.81%
	Highest contract charge 1.70% Series II	$15.13	—	—	—	8.38%
	All contract charges	—	1,459	$22,840	1.69%	—
2022	Lowest contract charge 1.30 % Series II	$14.41	—	—	—	(8.91)%
	Highest contract charge 1.70% Series II	$13.96	—	—	—	(9.29)%
	All contract charges	—	1,620	$23,308	1.48%	—
2021	Lowest contract charge 1.30 % Series II	$15.82	—	—	—	16.84%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	16.41%
	All contract charges	—	1,562	$24,677	1.66%	—
2020	Lowest contract charge 1.30 % Series II	$13.54	—	—	—	8.23%
	Highest contract charge 1.70% Series II	$13.22	—	—	—	7.74%
	All contract charges	—	1,601	$21,652	2.24%	—
2019	Lowest contract charge 1.30 % Series II	$12.51	—	—	—	18.35%
	Highest contract charge 1.70% Series II	$12.27	—	—	—	17.98%
	All contract charges	—	1,559	$19,492	2.38%	—

Invesco V.I. Health Care Fund
2023	Lowest contract charge 0.30% Series II	$19.55	—	—	—	2.46%
	Highest contract charge 1.25% Series II	$17.73	—	—	—	1.49%
	All contract charges	—	669	$10,056	0.00%	—
2022	Lowest contract charge 0.30% Series II	$19.08	—	—	—	(13.78)%
	Highest contract charge 1.25% Series II	$17.47	—	—	—	(14.61)%
	All contract charges	—	725	$10,659	0.00%	—
2021	Lowest contract charge 0.30% Series II	$22.13	—	—	—	11.71%
	Highest contract charge 1.25% Series II	$20.46	—	—	—	10.59%
	All contract charges	—	712	$12,251	0.00%	—
2020	Lowest contract charge 1.10% Series II	$13.76	—	—	—	12.88%
	Highest contract charge 1.25% Series II	$18.50	—	—	—	12.80%
	All contract charges	—	587	$9,109	0.10%	—
2019	Lowest contract charge 1.10% Series II	$12.19	—	—	—	30.79%
	Highest contract charge 1.25% Series II	$16.40	—	—	—	30.57%
	All contract charges	—	567	$7,846	0.00%	—

FSA-223

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. High Yield Fund
2023	Lowest contract charge 1.00% Series II	$11.56	—	—	—	8.65%
	Highest contract charge 1.70% Series II	$13.14	—	—	—	7.97%
	All contract charges	—	3,318	$41,335	5.01%	—
2022	Lowest contract charge 1.00% Series II	$10.64	—	—	—	(10.44)%
	Highest contract charge 1.70% Series II	$12.17	—	—	—	(11.10)%
	All contract charges	—	3,592	$41,515	4.36%	—
2021	Lowest contract charge 1.00% Series II(d)	$11.88	—	—	—	2.59%
	Highest contract charge 1.70% Series II	$13.69	—	—	—	2.24%
	All contract charges	—	3,801	$49,502	4.70%	—
2020	Lowest contract charge 0.30% Series II	$12.84	—	—	—	2.56%
	Highest contract charge 1.70% Series II	$13.39	—	—	—	1.13%
	All contract charges	—	3,527	$45,313	5.70%	—
2019	Lowest contract charge 0.30% Series II	$12.52	—	—	—	12.89%
	Highest contract charge 1.70% Series II	$13.24	—	—	—	11.26%
	All contract charges	—	3,728	$47,392	5.83%	—

Invesco V.I. Main Street Mid Cap Fund
2023	Lowest contract charge 1.00% Series II(n)	$11.64	—	—	—	10.86%
	Highest contract charge 1.70% Series II	$23.08	—	—	—	12.20%
	All contract charges	—	416	$10,060	0.04%	—
2022	Lowest contract charge 1.30% Series II	$21.69	—	—	—	(15.57)%
	Highest contract charge 1.70% Series II	$20.57	—	—	—	(15.90)%
	All contract charges	—	485	$10,444	0.07%	—
2021	Lowest contract charge 1.30% Series II	$25.69	—	—	—	21.24%
	Highest contract charge 1.70% Series II	$24.46	—	—	—	20.79%
	All contract charges	—	541	$13,805	0.25%	—
2020	Lowest contract charge 1.30% Series II	$21.19	—	—	—	7.56%
	Highest contract charge 1.70% Series II	$20.25	—	—	—	7.09%
	All contract charges	—	575	$12,106	0.48%	—
2019	Lowest contract charge 1.30% Series II	$19.70	—	—	—	23.36%
	Highest contract charge 1.70% Series II	$18.91	—	—	—	22.87%
	All contract charges	—	635	$12,442	0.22%	—

Invesco V.I. Small Cap Equity Fund
2023	Lowest contract charge 0.30% Series II	$18.79	—	—	—	15.92%
	Highest contract charge 1.70% Series II	$30.51	—	—	—	14.27%
	All contract charges	—	1,214	$27,517	0.00%	—
2022	Lowest contract charge 0.30% Series II	$16.21	—	—	—	(20.97)%
	Highest contract charge 1.70% Series II	$26.70	—	—	—	(22.07)%
	All contract charges	—	1,302	$26,227	0.00%	—
2021	Lowest contract charge 0.30% Series II	$20.51	—	—	—	19.73%
	Highest contract charge 1.70% Series II	$34.26	—	—	—	18.06%
	All contract charges	—	1,286	$34,479	0.00%	—
2020	Lowest contract charge 1.10% Series II	$14.58	—	—	—	25.47%
	Highest contract charge 1.70% Series II	$29.02	—	—	—	24.71%
	All contract charges	—	1,241	$28,526	0.03%	—
2019	Lowest contract charge 1.10% Series II	$11.62	—	—	—	24.95%
	Highest contract charge 1.70% Series II	$23.27	—	—	—	24.17%
	All contract charges	—	1,199	$22,456	0.00%	—

Janus Henderson Balanced Portfolio
2023	Lowest contract charge 0.30% Service Shares	$21.02	—	—	—	14.80%
	Highest contract charge 1.25% Service Shares	$19.07	—	—	—	13.71%
	All contract charges	—	18,519	$339,441	1.80%	—

FSA-224

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Janus Henderson Balanced Portfolio (Continued)
2022	Lowest contract charge 0.30% Service Shares	$18.31	—	—	—	(16.89)%
	Highest contract charge 1.25% Service Shares	$16.77	—	—	—	(17.67)%
	All contract charges	—	18,794	$302,474	1.00%	—
2021	Lowest contract charge 0.30% Service Shares	$22.03	—	—	—	16.56%
	Highest contract charge 1.25% Service Shares	$20.37	—	—	—	15.48%
	All contract charges	—	17,230	$336,422	0.71%	—
2020	Lowest contract charge 0.30% Service Shares	$18.90	—	—	—	13.72%
	Highest contract charge 1.25% Service Shares	$17.64	—	—	—	12.57%
	All contract charges	—	12,273	$208,387	1.58%	—
2019	Lowest contract charge 0.30% Service Shares	$16.62	—	—	—	21.85%
	Highest contract charge 1.25% Service Shares	$15.67	—	—	—	20.72%
	All contract charges	—	9,867	$149,062	1.76%	—

Janus Henderson Flexible Bond Portfolio
2023	Lowest contract charge 0.00% Service Shares	$11.46	—	—	—	5.33%
	Highest contract charge 1.25% Service Shares	$10.33	—	—	—	3.92%
	All contract charges	—	6,232	$63,719	3.63%	—
2022	Lowest contract charge 0.00% Service Shares(e)	$10.88	—	—	—	(10.67)%
	Highest contract charge 1.25% Service Shares	$9.94	—	—	—	(14.97)%
	All contract charges	—	6,566	$64,491	1.99%	—
2021	Lowest contract charge 0.30% Service Shares	$12.64	—	—	—	(1.40)%
	Highest contract charge 1.25% Service Shares	$11.69	—	—	—	(2.34)%
	All contract charges	—	6,911	$79,785	1.87%	—
2020	Lowest contract charge 0.30% Service Shares	$12.82	—	—	—	9.95%
	Highest contract charge 1.25% Service Shares	$11.97	—	—	—	8.92%
	All contract charges	—	3,713	$43,953	2.50%	—
2019	Lowest contract charge 0.30% Service Shares	$11.66	—	—	—	8.87%
	Highest contract charge 1.25% Service Shares	$10.99	—	—	—	7.85%
	All contract charges	—	2,837	$30,824	2.91%	—

Lord Abbett Series Fund — Bond Debenture Portfolio
2023	Lowest contract charge 0.30% VC Shares	$13.83	—	—	—	6.30%
	Highest contract charge 1.70% VC Shares	$14.00	—	—	—	4.79%
	All contract charges	—	11,497	$148,531	4.98%	—
2022	Lowest contract charge 0.00% VC Shares(e)	$13.06	—	—	—	(8.29)%
	Highest contract charge 1.70% VC Shares	$13.36	—	—	—	(14.30)%
	All contract charges	—	12,593	$155,263	4.24%	—

FSA-225

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Lord Abbett Series Fund — Bond Debenture Portfolio (Continued)
2021	Lowest contract charge 0.25% VC Shares(d)	$14.98	—	—	—	2.25%
	Highest contract charge 1.70% VC Shares	$15.59	—	—	—	1.50%
	All contract charges	—	13,429	$195,924	3.31%	—
2020	Lowest contract charge 0.30% VC Shares	$14.54	—	—	—	6.99%
	Highest contract charge 1.70% VC Shares	$15.36	—	—	—	5.49%
	All contract charges	—	10,904	$157,803	3.87%	—
2019	Lowest contract charge 0.30% VC Shares	$13.59	—	—	—	13.06%
	Highest contract charge 1.70% VC Shares	$14.56	—	—	—	11.40%
	All contract charges	—	11,140	$153,267	4.09%	—

MFS® Investors Trust Series
2023	Lowest contract charge 1.00% Service Class(d)	$20.86	—	—	—	17.45%
	Highest contract charge 1.70% Service Class	$35.61	—	—	—	16.68%
	All contract charges	—	495	$14,417	0.46%	—
2022	Lowest contract charge 0.00% Service Class(e)	$22.39	—	—	—	(7.59)%
	Highest contract charge 1.70% Service Class	$30.52	—	—	—	(18.11)%
	All contract charges	—	562	$14,058	0.39%	—
2021	Lowest contract charge 0.25% Service Class(d)	$26.88	—	—	—	18.89%
	Highest contract charge 1.70% Service Class	$37.27	—	—	—	24.36%
	All contract charges	—	575	$17,937	0.42%	—
2020	Lowest contract charge 1.10% Service Class	$17.19	—	—	—	12.35%
	Highest contract charge 1.70% Service Class	$29.97	—	—	—	11.66%
	All contract charges	—	632	$15,706	0.43%	—
2019	Lowest contract charge 1.10% Service Class	$15.30	—	—	—	29.77%
	Highest contract charge 1.70% Service Class	$26.84	—	—	—	29.04%
	All contract charges	—	677	$15,346	0.50%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2023	Lowest contract charge 1.30% Service Class	$47.86	—	—	—	22.09%
	Highest contract charge 1.70% Service Class	$45.19	—	—	—	21.61%
	All contract charges	—	406	$19,150	0.05%	—
2022	Lowest contract charge 1.30% Service Class	$39.20	—	—	—	(20.49)%
	Highest contract charge 1.70% Service Class	$37.16	—	—	—	(20.82)%
	All contract charges	—	452	$17,548	0.00%	—
2021	Lowest contract charge 1.30% Service Class	$49.30	—	—	—	24.03%
	Highest contract charge 1.70% Service Class	$46.93	—	—	—	23.53%
	All contract charges	—	479	$23,348	0.03%	—
2020	Lowest contract charge 1.30% Service Class	$39.75	—	—	—	20.60%
	Highest contract charge 1.70% Service Class	$37.99	—	—	—	20.11%
	All contract charges	—	559	$22,036	0.23%	—
2019	Lowest contract charge 1.30% Service Class	$32.96	—	—	—	37.79%
	Highest contract charge 1.70% Service Class	$31.63	—	—	—	37.22%
	All contract charges	—	608	$19,802	0.34%	—

FSA-226

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Value Series
2023	Lowest contract charge 0.30% Service Class	$ 22.53	—	—	—	7.29%
	Highest contract charge 1.25% Service Class	$ 20.44	—	—	—	6.29%
	All contract charges	—	2,523	$47,139	1.39%	—
2022	Lowest contract charge 0.30% Service Class	$ 21.00	—	—	—	(6.42)%
	Highest contract charge 1.25% Service Class	$ 19.23	—	—	—	(7.33)%
	All contract charges	—	3,029	$53,119	1.18%	—
2021	Lowest contract charge 0.30% Service Class	$ 22.44	—	—	—	24.81%
	Highest contract charge 1.25% Service Class	$ 20.75	—	—	—	23.59%
	All contract charges	—	2,954	$55,861	1.18%	—
2020	Lowest contract charge 0.30% Service Class	$ 17.98	—	—	—	2.92%
	Highest contract charge 1.25% Service Class	$ 16.79	—	—	—	1.94%
	All contract charges	—	2,675	$41,001	1.35%	—
2019	Lowest contract charge 0.30% Service Class	$ 17.47	—	—	—	29.12%
	Highest contract charge 1.25% Service Class	$ 16.47	—	—	—	27.87%
	All contract charges	—	2,382	$35,850	1.96%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 1.30% Class IB	$ 47.33	—	—	—	36.52%
	Highest contract charge 1.70% Class IB	$188.70	—	—	—	35.96%
	All contract charges	—	329	$16,832	0.38%	—
2022	Lowest contract charge 1.30% Class IB	$ 34.67	—	—	—	(33.04)%
	Highest contract charge 1.70% Class IB	$138.79	—	—	—	(33.32)%
	All contract charges	—	366	$13,994	0.00%	—
2021	Lowest contract charge 1.30% Class IB	$ 51.78	—	—	—	18.93%
	Highest contract charge 1.70% Class IB	$208.15	—	—	—	18.46%
	All contract charges	—	429	$24,733	0.00%	—
2020	Lowest contract charge 1.30% Class IB	$ 43.54	—	—	—	37.00%
	Highest contract charge 1.70% Class IB	$175.72	—	—	—	36.46%
	All contract charges	—	463	$22,836	0.00%	—
2019	Lowest contract charge 1.30% Class IB	$ 31.78	—	—	—	31.65%
	Highest contract charge 1.70% Class IB	$128.77	—	—	—	31.09%
	All contract charges	—	562	$20,992	0.80%	—

Multimanager Core Bond
2023	Lowest contract charge 1.30% Class IB	$ 13.26	—	—	—	3.76%
	Highest contract charge 1.70% Class IB	$ 13.00	—	—	—	3.26%
	All contract charges	—	3,922	$50,964	2.86%	—
2022	Lowest contract charge 1.30% Class IB	$ 12.78	—	—	—	(13.88)%
	Highest contract charge 1.70% Class IB	$ 12.59	—	—	—	(14.18)%
	All contract charges	—	4,057	$50,892	2.21%	—
2021	Lowest contract charge 1.30% Class IB	$ 14.84	—	—	—	(2.75)%
	Highest contract charge 1.70% Class IB	$ 14.67	—	—	—	(3.10)%
	All contract charges	—	6,382	$93,130	1.45%	—
2020	Lowest contract charge 1.30% Class IB	$ 15.26	—	—	—	4.88%
	Highest contract charge 1.70% Class IB	$ 15.14	—	—	—	4.41%
	All contract charges	—	6,115	$91,925	1.93%	—
2019	Lowest contract charge 1.30% Class IB	$ 14.55	—	—	—	6.05%
	Highest contract charge 1.70% Class IB	$ 14.50	—	—	—	5.61%
	All contract charges	—	7,181	$103,067	2.14%	—

FSA-227

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology
2023	Lowest contract charge 0.30% Class IB	$46.45	—	—	—	49.12%
	Highest contract charge 1.70% Class IB	$59.53	—	—	—	47.02%
	All contract charges	—	3,139	$116,070	0.00%	—
2022	Lowest contract charge 0.00% Class IB(e)	$31.25	—	—	—	(25.70)%
	Highest contract charge 1.70% Class IB	$40.49	—	—	—	(38.36)%
	All contract charges	—	3,407	$85,985	0.00%	—
2021	Lowest contract charge 0.25% Class IB (d)	$49.85	—	—	—	19.77%
	Highest contract charge 1.70% Class IB	$65.69	—	—	—	18.77%
	All contract charges	—	3,363	$138,921	0.00%	—
2020	Lowest contract charge 0.30% Class IB	$41.37	—	—	—	52.83%
	Highest contract charge 1.70% Class IB	$55.31	—	—	—	50.67%
	All contract charges	—	3,012	$106,604	0.13%	—
2019	Lowest contract charge 0.30% Class IB	$27.07	—	—	—	37.48%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	2,875	$70,865	0.16%	—

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2023	Lowest contract charge 0.30% Class S	$13.56	—	—	—	14.62%
	Highest contract charge 1.70% Class S	$11.85	—	—	—	13.07%
	All contract charges	—	250	$3,081	0.00%	—
2022	Lowest contract charge 0.30% Class S	$11.83	—	—	—	(11.52)%
	Highest contract charge 1.70% Class S	$10.48	—	—	—	(12.81)%
	All contract charges	—	286	$3,109	0.00%	—
2021	Lowest contract charge 0.30% Class S	$13.37	—	—	—	17.59%
	Highest contract charge 1.70% Class S	$12.02	—	—	—	16.02%
	All contract charges	—	300	$3,715	0.31%	—
2020	Lowest contract charge 1.10% Class S	$10.70	—	—	—	7.00%
	Highest contract charge 1.70% Class S	$10.36	—	—	—	6.37%
	All contract charges	—	291	$3,107	0.85%	—
2019	Lowest contract charge 1.10% Class S	$10.00	—	—	—	14.03%
	Highest contract charge 1.70% Class S	$ 9.74	—	—	—	13.26%
	All contract charges	—	302	$2,999	0.16%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2023	Lowest contract charge 0.30% Advisor Class	$ 8.63	—	—	—	(8.19)%
	Highest contract charge 1.70% Advisor Class	$ 7.81	—	—	—	(9.50)%
	All contract charges	—	2,385	$20,641	16.20%	—
2022	Lowest contract charge 0.30% Advisor Class	$ 9.40	—	—	—	8.29%
	Highest contract charge 1.70% Advisor Class	$ 8.63	—	—	—	6.94%
	All contract charges	—	2,796	$26,518	20.13%	—
2021	Lowest contract charge 0.30% Advisor Class	$ 8.68	—	—	—	32.72%
	Highest contract charge 1.70% Advisor Class	$ 8.07	—	—	—	30.79%
	All contract charges	—	2,479	$21,376	4.20%	—
2020	Lowest contract charge 0.30% Advisor Class	$ 6.54	—	—	—	0.93%
	Highest contract charge 1.70% Advisor Class	$ 6.17	—	—	—	(0.48)%
	All contract charges	—	2,234	$14,610	6.28%	—
2019	Lowest contract charge 0.30% Advisor Class	$ 6.48	—	—	—	10.96%
	Highest contract charge 1.70% Advisor Class	$ 6.20	—	—	—	9.35%
	All contract charges	—	2,487	$16,150	4.33%	—

FSA-228

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Emerging Markets Bond Portfolio
2023	Lowest contract charge 0.00% Advisor Class(e)	$12.46	—	—	—	10.95%
	Highest contract charge 1.70% Advisor Class	$13.41	—	—	—	9.11%
	All contract charges	—	817	$10,338	5.59%	—
2022	Lowest contract charge 0.30% Advisor Class	$11.19	—	—	—	(16.05)%
	Highest contract charge 1.70% Advisor Class	$12.29	—	—	—	(17.24)%
	All contract charges	—	909	$10,573	4.69%	—
2021	Lowest contract charge 0.30% Advisor Class	$13.33	—	—	—	(2.98)%
	Highest contract charge 1.70% Advisor Class	$14.85	—	—	—	(4.32)%
	All contract charges	—	1,032	$14,450	4.38%	—
2020	Lowest contract charge 0.30% Advisor Class	$13.74	—	—	—	6.26%
	Highest contract charge 1.70% Advisor Class	$15.52	—	—	—	4.72%
	All contract charges	—	1,078	$15,969	4.49%	—
2019	Lowest contract charge 0.30% Advisor Class	$12.93	—	—	—	14.32%
	Highest contract charge 1.70% Advisor Class	$14.82	—	—	—	12.79%
	All contract charges	—	1,221	$17,422	4.33%	—

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2023	Lowest contract charge 1.00% Advisor Class	$ 9.93	—	—	—	4.09%
	Highest contract charge 1.25% Advisor Class	$ 9.36	—	—	—	3.88%
	All contract charges	—	685	$6,625	2.14%	—
2022	Lowest contract charge 1.00% Advisor Class	$ 9.54	—	—	—	(11.99)%
	Highest contract charge 1.25% Advisor Class	$ 9.01	—	—	—	(12.18)%
	All contract charges	—	719	$6,685	1.38%	—
2021	Lowest contract charge 1.00% Advisor Class(d)	$10.84	—	—	—	(2.52)%
	Highest contract charge 1.25% Advisor Class	$10.26	—	—	—	(5.44)%
	All contract charges	—	766	$8,082	4.70%	—
2020	Lowest contract charge 1.10% Advisor Class	$11.43	—	—	—	8.75%
	Highest contract charge 1.25% Advisor Class	$10.85	—	—	—	8.61%
	All contract charges	—	508	$5,650	2.35%	—
2019	Lowest contract charge 1.10% Advisor Class	$10.51	—	—	—	4.89%
	Highest contract charge 1.25% Advisor Class	$ 9.99	—	—	—	4.72%
	All contract charges	—	532	$5,464	2.34%	—

FSA-229

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Global Managed Asset Allocation Portfolio
2023	Lowest contract charge 1.00% Advisor Class	$13.44	—	—	—	11.72%
	Highest contract charge 1.25% Advisor Class	$14.35	—	—	—	11.41%
	All contract charges	—	278	$3,871	2.15%	—
2022	Lowest contract charge 1.00% Advisor Class	$12.03	—	—	—	(19.21)%
	Highest contract charge 1.25% Advisor Class	$12.88	—	—	—	(19.40)%
	All contract charges	—	289	$3,617	1.90%	—
2021	Lowest contract charge 1.00% Advisor Class(d)	$14.89	—	—	—	9.81%
	Highest contract charge 1.25% Advisor Class	$15.98	—	—	—	11.20%
	All contract charges	—	284	$4,382	2.27%	—
2020	Lowest contract charge 1.10% Advisor Class	$13.36	—	—	—	15.47%
	Highest contract charge 1.25% Advisor Class	$14.37	—	—	—	15.24%
	All contract charges	—	247	$3,437	7.76%	—
2019	Lowest contract charge 1.10% Advisor Class	$11.57	—	—	—	15.70%
	Highest contract charge 1.25% Advisor Class	$12.47	—	—	—	15.57%
	All contract charges	—	231	$2,818	2.15%	—

PIMCO Income Portfolio
2023	Lowest contract charge 0.00% Advisor Class	$11.66	—	—	—	8.16%
	Highest contract charge 1.65% Advisor Class	$10.79	—	—	—	6.31%
	All contract charges	—	4,042	$44,736	5.21%	—
2022	Lowest contract charge 0.00% Advisor Class(e)	$10.78	—	—	—	(5.77)%
	Highest contract charge 1.65% Advisor Class	$10.15	—	—	—	(9.37)%
	All contract charges	—	3,486	$36,069	3.62%	—
2021	Lowest contract charge 0.30% Advisor Class	$11.70	—	—	—	1.56%
	Highest contract charge 1.65% Advisor Class	$11.20	—	—	—	0.27%
	All contract charges	—	3,382	$38,463	2.80%	—
2020	Lowest contract charge 0.30% Advisor Class	$11.52	—	—	—	6.08%
	Highest contract charge 1.65% Advisor Class	$11.17	—	—	—	4.59%
	All contract charges	—	1,952	$22,039	4.55%	—
2019	Lowest contract charge 0.30% Advisor Class	$10.86	—	—	—	8.17%
	Highest contract charge 1.65% Advisor Class	$10.68	—	—	—	6.69%
	All contract charges	—	1,191	$12,788	3.37%	—

FSA-230

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Principal Blue Chip Account
2023	Lowest contract charge 1.00% Class 3	$10.72	—	—	—	37.61%
	Highest contract charge 1.25% Class 3	$10.67	—	—	—	37.32%
	All contract charges	—	78	$829	0.00%	—
2022	Lowest contract charge 1.00% Class 3(e)	$ 7.79	—	—	—	(17.91)%
	Highest contract charge 1.25% Class 3(e)	$ 7.77	—	—	—	(18.12)%
	All contract charges	—	76	$595	0.00%	—

Principal Equity Income Account
2023	Lowest contract charge 1.00% Class 3	$10.11	—	—	—	9.89%
	Highest contract charge 1.00% Class 3	$10.11	—	—	—	9.89%
	All contract charges	—	—	$1	1.93%	—
2022	Lowest contract charge 1.00% Class 3(e)	$ 9.20	—	—	—	(5.45)%
	Highest contract charge 1.00% Class 3(e)	$ 9.20	—	—	—	(5.45)%
	All contract charges	—	—	$1	2.51%	—

ProFund VP Bear
2023	Lowest contract charge 1.30% Common Shares	$ 0.96	—	—	—	(16.52)%
	Highest contract charge 1.65% Common Shares	$ 0.91	—	—	—	(16.51)%
	All contract charges	—	30	$27	0.32%	—
2022	Lowest contract charge 1.30% Common Shares	$ 1.15	—	—	—	16.16%
	Highest contract charge 1.65% Common Shares	$ 1.09	—	—	—	14.74%
	All contract charges	—	101	$113	0.00%	—
2021	Lowest contract charge 1.30% Common Shares	$ 0.99	—	—	—	(25.56)%
	Highest contract charge 1.65% Common Shares	$ 0.95	—	—	—	(25.78)%
	All contract charges	—	31	$30	0.00%	—
2020	Lowest contract charge 1.30% Common Shares	$ 1.33	—	—	—	(26.52)%
	Highest contract charge 1.65% Common Shares	$ 1.28	—	—	—	(26.86)%
	All contract charges	—	30	$39	0.39%	—
2019	Lowest contract charge 1.30% Common Shares	$ 1.81	—	—	—	(24.27)%
	Highest contract charge 1.65% Common Shares	$ 1.75	—	—	—	(24.24)%
	All contract charges	—	36	$65	0.13%	—

ProFund VP Biotechnology
2023	Lowest contract charge 1.30% Common Shares	$45.62	—	—	—	8.72%
	Highest contract charge 1.70% Common Shares	$43.07	—	—	—	8.27%
	All contract charges	—	722	$32,465	0.00%	—
2022	Lowest contract charge 1.30% Common Shares	$41.96	—	—	—	(8.90)%
	Highest contract charge 1.70% Common Shares	$39.78	—	—	—	(9.28)%
	All contract charges	—	866	$35,867	0.00%	—
2021	Lowest contract charge 1.30% Common Shares	$46.06	—	—	—	14.21%
	Highest contract charge 1.70% Common Shares	$43.85	—	—	—	13.78%
	All contract charges	—	1,003	$45,627	0.00%	—

FSA-231

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Biotechnology (Continued)
2020	Lowest contract charge 1.30% Common Shares	$40.33	—	—	—	13.89%
	Highest contract charge 1.70% Common Shares	$38.54	—	—	—	13.42%
	All contract charges	—	1,098	$43,756	0.02%	—
2019	Lowest contract charge 0.65% Common Shares	$35.68	—	—	—	15.69%
	Highest contract charge 1.70% Common Shares	$33.98	—	—	—	14.45%
	All contract charges	—	1,188	$41,615	0.00%	—

Putnam VT Global Asset Allocation Fund
2023	Lowest contract charge 0.30% Class IB	$16.18	—	—	—	17.08%
	Highest contract charge 1.25% Class IB	$14.92	—	—	—	16.02%
	All contract charges	—	371	$5,593	1.54%	—
2022	Lowest contract charge 0.30% Class IB	$13.82	—	—	—	(16.24)%
	Highest contract charge 1.25% Class IB	$12.86	—	—	—	(17.09)%
	All contract charges	—	405	$5,236	1.33%	—
2021	Lowest contract charge 0.30% Class IB	$16.50	—	—	—	13.56%
	Highest contract charge 1.25% Class IB	$15.51	—	—	—	12.55%
	All contract charges	—	415	$6,477	0.68%	—
2020	Lowest contract charge 0.30% Class IB	$14.53	—	—	—	12.03%
	Highest contract charge 1.25% Class IB	$13.78	—	—	—	10.86%
	All contract charges	—	411	$5,696	1.86%	—
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.43	—	—	—	15.74%
	All contract charges	—	377	$4,700	1.45%	—

Putnam VT Research Fund
2023	Lowest contract charge 1.00% Class IB	$24.29	—	—	—	27.57%
	Highest contract charge 1.25% Class IB	$23.91	—	—	—	27.25%
	All contract charges	—	243	$5,875	0.76%	—
2022	Lowest contract charge 1.00% Class IB	$19.04	—	—	—	(18.11)%
	Highest contract charge 1.25% Class IB	$18.79	—	—	—	(18.30)%
	All contract charges	—	232	$4,414	0.53%	—
2021	Lowest contract charge 1.00% Class IB(d)	$23.25	—	—	—	16.83%
	Highest contract charge 1.25% Class IB	$23.00	—	—	—	22.60%
	All contract charges	—	187	$4,358	0.09%	—
2020	Lowest contract charge 1.10% Class IB	$18.92	—	—	—	18.62%
	Highest contract charge 1.25% Class IB	$18.76	—	—	—	18.36%
	All contract charges	—	110	$2,090	0.50%	—
2019	Lowest contract charge 1.10% Class IB	$15.95	—	—	—	31.71%
	Highest contract charge 1.25% Class IB	$15.85	—	—	—	31.64%
	All contract charges	—	120	$1,916	1.02%	—

T. Rowe Price Equity Income Portfolio
2023	Lowest contract charge 0.00% Class II	$20.89	—	—	—	9.31%
	Highest contract charge 1.25% Class II	$18.83	—	—	—	7.91%
	All contract charges	—	1,801	$32,264	1.89%	—
2022	Lowest contract charge 0.00% Class II(e)	$19.11	—	—	—	(4.11)%
	Highest contract charge 1.25% Class II	$17.45	—	—	—	(4.75)%
	All contract charges	—	1,849	$30,641	1.69%	—
2021	Lowest contract charge 0.30% Class II	$19.81	—	—	—	24.83%
	Highest contract charge 1.25% Class II	$18.32	—	—	—	23.62%
	All contract charges	—	1,653	$28,703	1.44%	—
2020	Lowest contract charge 0.30% Class II	$15.87	—	—	—	0.63%
	Highest contract charge 1.25% Class II	$14.82	—	—	—	(0.27)%
	All contract charges	—	1,287	$18,134	2.13%	—
2019	Lowest contract charge 0.30% Class II	$15.77	—	—	—	25.66%
	Highest contract charge 1.25% Class II	$14.86	—	—	—	24.46%
	All contract charges	—	1,175	$16,615	2.14%	—

FSA-232

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Developing Markets VIP Fund
2023	Lowest contract charge 1.30% Class 2	$11.96	—	—	—	11.15%
	Highest contract charge 1.70% Class 2	$11.29	—	—	—	10.69%
	All contract charges	—	671	$7,902	2.11%	—
2022	Lowest contract charge 1.30% Class 2	$10.76	—	—	—	(22.98)%
	Highest contract charge 1.70% Class 2	$10.20	—	—	—	(23.31)%
	All contract charges	—	759	$8,048	2.62%	—
2021	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	(6.99)%
	Highest contract charge 1.70% Class 2	$13.30	—	—	—	(7.38)%
	All contract charges	—	850	$11,716	0.91%	—
2020	Lowest contract charge 1.30% Class 2	$15.02	—	—	—	15.63%
	Highest contract charge 1.70% Class 2	$14.36	—	—	—	15.25%
	All contract charges	—	943	$14,001	4.08%	—
2019	Lowest contract charge 1.30% Class 2	$12.99	—	—	—	25.14%
	Highest contract charge 1.70% Class 2	$12.46	—	—	—	24.48%
	All contract charges	—	1,042	$13,391	1.00%	—

Templeton Global Bond VIP Fund
2023	Lowest contract charge 0.00% Class 2	$ 9.17	—	—	—	2.92%
	Highest contract charge 1.70% Class 2	$ 9.81	—	—	—	1.13%
	All contract charges	—	6,904	$65,131	0.00%	—
2022	Lowest contract charge 0.00% Class 2(e)	$ 8.91	—	—	—	(5.41)%
	Highest contract charge 1.70% Class 2	$ 9.70	—	—	—	(6.55)%
	All contract charges	—	8,096	$75,517	0.00%	—
2021	Lowest contract charge 0.30% Class 2	$ 9.37	—	—	—	(5.26)%
	Highest contract charge 1.70% Class 2	$10.38	—	—	—	(6.65)%
	All contract charges	—	9,256	$92,152	0.00%	—
2020	Lowest contract charge 0.30% Class 2	$ 9.89	—	—	—	(5.63)%
	Highest contract charge 1.70% Class 2	$11.12	—	—	—	(6.87)%
	All contract charges	—	9,608	$103,109	8.50%	—
2019	Lowest contract charge 0.30% Class 2	$10.48	—	—	—	1.75%
	Highest contract charge 1.70% Class 2	$11.94	—	—	—	0.25%
	All contract charges	—	10,703	$123,763	7.13%	—

VanEck VIP Emerging Markets Bond Fund
2023	Lowest contract charge 0.30% Initial Class	$11.51	—	—	—	10.99%
	Highest contract charge 1.25% Initial Class	$10.45	—	—	—	10.00%
	All contract charges	—	82	$874	4.18%	—
2022	Lowest contract charge 1.10% Initial Class	$ 9.79	—	—	—	(7.99)%
	Highest contract charge 1.25% Initial Class	$ 9.50	—	—	—	(8.03)%
	All contract charges	—	96	$925	4.21%	—
2021	Lowest contract charge 1.10% Initial Class	$10.64	—	—	—	(5.08)%
	Highest contract charge 1.25% Initial Class	$10.33	—	—	—	(5.23)%
	All contract charges	—	101	$1,060	5.56%	—
2020	Lowest contract charge 1.10% Initial Class	$11.21	—	—	—	7.68%
	Highest contract charge 1.25% Initial Class	$10.90	—	—	—	7.50%
	All contract charges	—	93	$1,023	7.19%	—
2019	Lowest contract charge 1.10% Initial Class	$10.41	—	—	—	11.46%
	Highest contract charge 1.25% Initial Class	$10.14	—	—	—	11.18%
	All contract charges	—	94	$977	0.35%	—

VanEck VIP Global Resources Fund
2023	Lowest contract charge 0.30% Class S	$ 8.35	—	—	—	(4.13)%
	Highest contract charge 1.70% Class S	$ 8.70	—	—	—	(5.43)%
	All contract charges	—	1,419	$12,606	2.55%	—
2022	Lowest contract charge 0.30% Class S	$ 8.71	—	—	—	7.80%
	Highest contract charge 1.70% Class S	$ 9.20	—	—	—	6.24%
	All contract charges	—	1,692	$15,862	1.51%	—

FSA-233

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2023

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Global Resources Fund (Continued)
2021	Lowest contract charge 0.30% Class S	$8.08	—	—	—	18.30%
	Highest contract charge 1.70% Class S	$8.66	—	—	—	16.71%
	All contract charges	—	1,885	$16,607	0.30%	—
2020	Lowest contract charge 0.30% Class S	$6.83	—	—	—	18.37%
	Highest contract charge 1.70% Class S	$7.42	—	—	—	16.85%
	All contract charges	—	2,225	$16,716	0.73%	—
2019	Lowest contract charge 0.30% Class S	$5.77	—	—	—	11.18%
	Highest contract charge 1.70% Class S	$6.35	—	—	—	9.67%
	All contract charges	—	2,536	$16,261	0.00%	—

(a)	Units were made available on February 19, 2019.
(b)	Units were made available on June 12, 2020.
(c)	Units were made available on September 18, 2020.
(d)	Units were made available on March 31, 2021.
(e)	Units were made available on February 22, 2022.
(f)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(g)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(h)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.
(i)	Units were made available on November 11, 2022.
(j)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(k)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(l)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(m)	Units were made available on November 14, 2022.
(n)	Units were made available on November 13, 2023
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-234